As filed with the Securities and Exchange Commission on April 25, 2007
                                                 Commission File Nos. 333-119656
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 6             |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 116                         |X|

                                 --------------
                      Jackson National Separate Account - I
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on April 30, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                            PERSPECTIVE(SM) L SERIES


              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I



THE DATE OF THIS PROSPECTUS IS APRIL 30, 2007, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated April 30, 2007 that is available upon request without charge. To obtain a copy, contact us at our:


                             ANNUITY SERVICE CENTER
                             P.O. BOX 17240
                             DENVER, COLORADO 80217-0240
                             1-800-766-4683
                             WWW.JNL.COM


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

In addition, two new optional Guaranteed Minimum Withdrawal Benefits, LifeGuard AscentSM and LifeGuard Ascent with Joint OptionSM, may not yet be approved for sale in your state. In the event these optional benefits are not yet approved in your state, the following Guaranteed Minimum Withdrawal Benefits available prior to April 30, 2007, will continue to be available to you: LifeGuard ProtectorSM, LifeGuard Protector PlusSM, LifeGuard Protector with Joint OptionSM and LifeGuard Protector Plus with Joint OptionSM. In all other states, LifeGuard Ascent and LifeGuard Ascent with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Annuity Service Center to see whether and which new optional benefits have been approved for sale in your state.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 165. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

THE CONTRACT MAKES AVAILABLE FOR ALLOCATION FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund

JNL/FI BALANCED FUND (FORMERLY, JNL/FMR BALANCED FUND)
JNL/FI MID-CAP EQUITY FUND (FORMERLY, JNL/FMR MID-CAP EQUITY FUND)

JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund

JNL/GOLDMAN SACHS CORE PLUS BOND FUND (FORMERLY, JNL/WESTERN ASSET STRATEGIC
  BOND FUND)
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY, JNL/WESTERN ASSET
  U.S. GOVERNMENT & QUALITY BOND FUND)
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
JNL/Oppenheimer Global Growth Fund

JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund

JNL/PPM AMERICA HIGH YIELD BOND FUND (FORMERLY, JNL/WESTERN ASSET HIGH YIELD
  BOND FUND)
JNL/PPM America Value Equity Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund


JNL VARIABLE FUND LLC


JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THESE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                TABLE OF CONTENTS


GLOSSARY....................................................................       1


KEY FACTS...................................................................       2

FEES AND EXPENSES TABLES....................................................       3

EXAMPLE.....................................................................       13

THE ANNUITY CONTRACT........................................................       14

JACKSON.....................................................................       15

THE FIXED ACCOUNT...........................................................       15

THE SEPARATE ACCOUNT........................................................       17

INVESTMENT DIVISIONS........................................................       17

CONTRACT CHARGES............................................................       29

DISTRIBUTION OF CONTRACTS...................................................       47

PURCHASES...................................................................       49

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................       56

TELEPHONE AND INTERNET TRANSACTIONS.........................................       58

ACCESS TO YOUR MONEY........................................................       59

INCOME PAYMENTS (THE INCOME PHASE)..........................................      146

DEATH BENEFIT...............................................................      150

TAXES.......................................................................      156

OTHER INFORMATION...........................................................      160

PRIVACY POLICY..............................................................      162

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................      167


APPENDIX A (about Dow Jones)................................................      A-1

APPENDIX B (Contract Enhancement Recapture Charges).........................      B-1


APPENDIX C (GMWB Prospectus Examples).......................................      C-1

APPENDIX D (GMAB Prospectus Examples).......................................      D-1

APPENDIX E (Broker-Dealer Support)..........................................      E-1

APPENDIX F (Accumulation Unit Values).......................................      F-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue date.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Contract Value allocated to one or more of the Fixed Account Options and/or to the Guaranteed Minimum Accumulation Benefit
(GMAB) Fixed Account.

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.


INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.


JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)


OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------

           ALLOCATION OPTIONS

               The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. Allocations to the Fixed Account for a specified period of one year may remain for one year, and we may require equal monthly transfers to the Investment Divisions during the time. For more information about the Fixed Account, please see "THE FIXED ACCOUNT" beginning on page 15. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 17.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INVESTMENT PURPOSE

               The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 154.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           FREE LOOK

               If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "Free Look" beginning on page 159.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           PURCHASES

               There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively. If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 47.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           WITHDRAWALS

               Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 56.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INCOME PAYMENTS

               There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 144.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           DEATH BENEFIT

               The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 148.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

      Front-end Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------


      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

             o  (a) = the present value of the remaining income payments
                (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

             o  (b) = the present value of the remaining income payments
                (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


      ------ ------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----------------------------------------------------------------------------------------------------------------------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amount; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting four Completed Years.

                       Completed Years Since Receipt Of Premium -
                       0         1         2         3         4+
       --------------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- ---------
       Base            8%        8%        7%        6%        0%
           Schedule
       --------------- --------- --------- --------- --------- ---------

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract
       Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:


                   Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5       6        7+
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         3% C.E.                      3%      3%       2%       2%       2%       1%      1%       0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

       Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)    Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


----------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.60%


      Mortality And Expense Risk Charge                                                           1.45%

      Administration Charge (7)                                                                   0.15%

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.60%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------


      OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 5% Contract
      Enhancement, the 4% Contract Enhancement, the 3% Contract Enhancement, the
      2% Contract Enhancement and all of the optional death benefits. Please see footnotes 12-26 for those charges that are not based on average account value.


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW. (8)

      --------------------------------------------------------------------------------------------------- ---------
      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (9)                               0.45%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------
      5% Contract Enhancement Maximum Annual Charge (10)                                                  0.695%
      4% Contract Enhancement Maximum Annual Charge (10)                                                  0.56%
      3% Contract Enhancement Maximum Annual Charge (10)                                                  0.42%
      2% Contract Enhancement Maximum Annual Charge (11)                                                  0.395%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM") (12)               0.60%
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (13)                         1.02%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 PlusSM") (14)   0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard") (15)      1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (16)                            1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (17)                              0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,
         2007) ("LifeGuard ProtectorSM") (18)                                                             1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (("LifeGuard AdvantageSM,"
         formerly "LifeGuard Protector AdvantageSM") (19)                                                 1.50%
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of
         April 30, 2007) ("LifeGuard Protector PlusSM") (20)                                              1.47%
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of
         April 30, 2007) ("LifeGuard Protector with Joint Option") (21)                                   1.62%
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge
        (no longer offered as of April 30, 2007) ("LifeGuard Protector Plus with Joint Option") (22)      1.71%
      For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent") (23)                   1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint
         Option") (24)                                                                                    1.71%
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)
         ("LifeGuard 5(R)") (25)                                                                          1.32%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard
        4(R)") (26)                                                                                       0.87%

      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------

      5% Roll-up Death Benefit Maximum Annual Charge (27)                                                 0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) (28)        0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (29)                                  0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (30)       0.80%
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no        0.60%
        longer offered as of April 30, 2007) (31)

      -------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.


(7) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, the Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.


(9)     The current charge is 0.30%.

(10)    This charge lasts for the first seven Contract Years.

(11)    This charge lasts for the first five Contract Years.

        The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit (12) Base is the greater of (a) or (b), where:

        (a) Is the Greatest Contract Value Component and generally equals all premiums you have paid; PLUS any Contract Enhancements; MINUS an adjustment for any withdrawals; compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB; and

        (b) Is the Greatest Contract Value Component and generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS an adjustment for any withdrawals after that Contract Anniversary; PLUS any premiums paid after that Contract Anniversary; MINUS any other applicable charges and taxes deducted after that Contract Anniversary.


        For Contracts with the GMIB purchased FROM MARCH 7, 2005 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

        For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 31. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 146.

(13) The charge is quarterly, currently 0.125% (0.50% annually) of the Guaranteed Value (GV) in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0425% (0.51% annually) of the GV, subject to a maximum annual charge of 1.02% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. Monthly charges are also pro rata but deducted over the applicable Investment Divisions only. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 32. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 50. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(14)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        The charge is expressed as an annual percentage and depends on:

          *    When the endorsement is added to the Contract.

          * The endorsement's availability - on and after, or before January 17, 2006.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.


        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.


        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                               7% GMWB
             Endorsement's            On and after                Before
             Availability           January 17, 2006         January 17, 2006
             ------------------ ------------------------- ----------------------
             ------------------ ------------------------- ----------------------
             Maximum Annual              0.75%                    0.70%
             Charge
             ------------------ ------------------------- ----------------------
             ------------------ ------------- ----------- ----------------------
             Current Annual        0.40%        0.42%             0.40%
             Charge
             ------------------ ------------- ----------- ----------------------
             ------------------ ------------------------- ----------------------
             Charge Basis                 GWB              Investment Divisions
             ------------------ ------------------------- ----------------------
             ------------------ ------------- ----------- ----------------------
             Charge Frequency    Quarterly     Monthly            Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 32. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 59.

(15) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(17) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(18) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64     1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74     0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80     0.60%/4    0.60%/12    0.35%/4     0.36%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 35. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 76.

(19) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
             ------------------ --------------------- ------------------------

             Annual Charge            Maximum                 Current
             ------------------ --------------------- ------------------------
             ------------------ --------- ----------- ------------ -----------
             Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4     0.57%/12
                     50 - 54    1.15%/4    1.17%/12     0.70%/4     0.72%/12
                     55 - 59    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     60 - 64    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     65 - 69    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     70 - 74    0.90%/4    0.90%/12     0.55%/4     0.57%/12
                     75 - 80    0.65%/4    0.66%/12     0.40%/4     0.42%/12
             ------------------ --------- ----------- ------------ -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ----------- ------------ -----------
             Charge Frequency   Quarterly  Monthly     Quarterly    Monthly


         For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 36. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 82.

(20) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------
             Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                     50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     55 - 59     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                     60 - 64     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                     65 - 69     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                     70 - 74     0.75%/4    0.75%/12    0.35%/4     0.36%/12
                     75 - 80     0.55%/4    0.57%/12    0.30%/4     0.30%/12
             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 89.

(21) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                        JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------
             Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     55 - 59     1.35%/4    1.35%/12    0.80%/4     0.81%/12
                     60 - 64     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                     65 - 69     1.60%/4    1.62%/12    1.05%/4     1.05%/12
                     70 - 74     1.00%/4    1.02%/12    0.65%/4     0.66%/12
                     75 - 80     0.75%/4    0.75%/12    0.50%/4     0.51%/12
             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
         38. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 96.

(22) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------

             Ages    45 - 49     1.10%/4    1.11%/12    0.65%/4     0.66%/12
                     50 - 54     1.25%/4    1.26%/12    0.80%/4     0.81%/12
                     55 - 59     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                     60 - 64     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                     65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                     70 - 74     1.00%/4    1.02%/12    0.60%/4     0.60%/12
                     75 - 80     0.80%/4    0.81%/12    0.55%/4     0.57%/12

             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 39. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 105.

(23) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                            FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ --------------------- ------------------------

             Annual Charge            Maximum                 Current
             ------------------ --------------------- ------------------------
             ------------------ --------- ----------- ------------ -----------
             Ages    45 - 85    1.50%/4    1.50%/12     0.95%/4     0.96%/12
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ----------- ------------ -----------
             Charge Frequency   Quarterly  Monthly     Quarterly    Monthly

         For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 114.

(24) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    45 - 85    1.70%/4    1.71%/12    1.15%/4       1.17%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly

         For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 121.

(25)     1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
         (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                            5% FOR LIFE GMWB
             Endorsement's                      Before May 1, 2006                          Before
             Availability                                                             January 17, 2006*
             ------------------ ----------------------- --------------------------- ------------ ----------
             Annual Charge             Maximum                   Current              Maximum     Current
             ------------------ ----------------------- --------------------------- ------------ ----------
             ------------------ ----------- ----------- ------------ -------------- ------------ ----------
             Ages    60 - 64     1.30%/4     1.32%/12     0.90%/4      0.90%/12        1.30%       0.90%
                     65 - 69     0.85%/4     0.87%/12     0.60%/4      0.60%/12        0.85%       0.60%
                     70 - 74     0.60%/4     0.60%/12     0.50%/4      0.51%/12        0.60%       0.50%
                     75 - 80     0.50%/4     0.51%/12     0.40%/4      0.42%/12        0.50%       0.40%
             ------------------ ----------- ----------- ------------ -------------- ------------ ----------
             ------------------ --------------------------------------------------- -----------------------
             Charge Basis                              GWB                           Investment Divisions
             ------------------ --------------------------------------------------- -----------------------
             ------------------ ----------- ----------- ------------ -------------- -----------------------
             Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

         * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


         With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 41. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 130.

(26)     0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
         (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

         Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - quarterly, monthly, or daily.

         For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

         For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                              4% FOR LIFE GMWB
             Endorsement's                      Before May 1, 2006                          Before
             Availability                                                             January 17, 2006*
             ------------------ ----------------------- --------------------------- ------------ ----------
             Annual Charge             Maximum                   Current              Maximum     Current
             ------------------ ----------------------- --------------------------- ------------ ----------
             ------------------ ----------- ----------- ------------ -------------- ------------ ----------
             Ages    50 - 54     0.85%/4     0.87%/12     0.65%/4      0.66%/12        0.85%       0.65%
                     55 - 59     0.65%/4     0.66%/12     0.50%/4      0.51%/12        0.65%       0.50%
                     60 - 64     0.50%/4     0.51%/12     0.35%/4      0.36%/12        0.50%       0.35%
                     65 - 69     0.35%/4     0.36%/12     0.25%/4      0.27%/12        0.35%       0.25%
                     70 - 74     0.30%/4     0.30%/12     0.20%/4      0.21%/12        0.30%       0.20%
                     75 - 80     0.20%/4     0.21%/12     0.15%/4      0.15%/12        0.20%       0.15%
             ------------------ ----------- ----------- ------------ -------------- ------------ ----------
             ------------------ --------------------------------------------------- -----------------------
             Charge Basis                              GWB                           Investment Divisions
             ------------------ --------------------------------------------------- -----------------------
             ------------------ ----------- ----------- ------------ -------------- -----------------------
             Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

         * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


         With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 43. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 137.

(27) The current charge is 0.45%.

(28) The current charge is 0.30%.

(29) The current charge is 0.25%.

(30) The current charge is 0.55%.

(31) The current charge is 0.40%.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

        ---------------------------------------------


                   Minimum: 0.59%

                   Maximum: 1.70%


        ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC, THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.




                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)                                            ACQUIRED
                                                                                                             FUND FEES       ANNUAL
                                                               MANAGEMENT AND     SERVICE       OTHER           AND        OPERATING
                             FUND NAME                           ADMIN FEE A    (12B-1) FEE   EXPENSES B     EXPENSES C     EXPENSES

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Large Cap Growth                                         0.80%           0.20%         0.00%          0.01%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Real Estate                                              0.82%           0.20%         0.00%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.01%          0.00%          1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Long/Short                                     1.00%           0.20%         0.50% D        0.00%          1.70%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle Core Equity                                            0.73%           0.20%         0.00%          0.01%          0.94%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.01%          0.01%          1.05%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/FI Balanced                                                  0.75%           0.20%         0.02%          0.00%          0.97%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/FI Mid-Cap Equity                                            0.80%           0.20%         0.01%          0.01%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.01%          1.09% E        1.15%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.01%          0.00%          1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Income                                    0.90%           0.20%         0.00%          0.00%          1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.03%          1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.00%          0.00%          0.90%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.84%           0.20%         0.01%          0.01%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.00%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan International Equity                                0.83%           0.20%         0.01%          0.00%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan International Value                                 0.83%           0.20%         0.00%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.01%          0.00%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Emerging Markets                                      1.15%           0.20%         0.00%          0.02%          1.37%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Mid Cap Value                                         0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Small Cap Value                                       0.85%           0.20%         0.01%          0.01%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.39%           0.20%         0.01%          0.01%          0.61%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.02%          0.01%          0.62%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.01%          0.61%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management International Index                0.45%           0.20%         0.01%          0.01%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.01%          0.00%          0.61%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.59%           0.20%         0.01%          0.01%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.62% E        0.68%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.64% E        0.70%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Oppenheimer Global Growth                                    0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Real Return                                            0.60%           0.20%         0.01%          0.00%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.01%          0.00%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America High Yield Bond                                  0.57%           0.20%         0.01%          0.00%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Value Equity                                     0.65%           0.20%         0.00%          0.00%          0.85%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Putnam Equity                                                0.77%           0.20%         0.01%          0.00%          0.98%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Putnam Midcap Growth                                         0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Balanced                                              0.58%           0.20%         0.01%          0.01%          0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Global Growth                                         0.89%           0.20%         0.01%          0.00%          1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Large Cap Growth                                      0.79%           0.20%         0.00%          0.00%          0.99%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Money Market                                          0.38%           0.20%         0.01%          0.00%          0.59%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Value                                                 0.64%           0.20%         0.00%          0.01%          0.85%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Established Growth                             0.70%           0.20%         0.00%          0.00%          0.90%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.00%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Value                                          0.75%           0.20%         0.01%          0.00%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Conservative                                     0.18%           0.00%         0.01%          0.83% F        1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.87% F        1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate Growth                                  0.16%           0.00%         0.00%          0.92% F        1.08%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Growth                                           0.15%           0.00%         0.01%          0.96% F        1.12%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          0.99% F        1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement Income                                        0.18%           0.00%         0.01%          0.91% F        1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2015                                          0.18%           0.00%         0.01%          0.97% F        1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2020                                          0.18%           0.00%         0.02%          0.98% F        1.18%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2025                                          0.18%           0.00%         0.04%          0.97% F        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate                                     0.18%           0.00%         0.01%          0.67% E        0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate Growth                              0.18%           0.00%         0.01%          0.67% E        0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Growth                                       0.18%           0.00%         0.01%          0.66% E        0.85%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM 10                           0.445%          0.20%         0.03%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 10                          0.44%           0.20%         0.012%         0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Global 15                          0.49%           0.20%         0.01%          0.00%          0.70%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 15                       0.52%           0.20%         0.04%          0.00%          0.76%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Value Line(R) 25                   0.44%           0.20%         0.15%          0.00%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.47%           0.20%         0.03%          0.01%          0.71%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.02%          0.01%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL 5                              0.43%           0.20%         0.01%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management VIP                                0.45%           0.20%         0.04%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.51%           0.20%         0.05%          0.01%          0.77%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.02%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.05%          0.00%          0.82%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Communications Sector              0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.50%           0.20%         0.03%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.45%           0.20%         0.03%          0.00%          0.68%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the
     JNL/Mellon Capital Management S&P(R) SMid 60 Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital
     Management NYSE(R) International 25 Fund pay an administrative fee of 0.20%; the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.


B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.


C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.


D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.


E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.


F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

                                     EXAMPLE


         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the most expensive Contract Enhancement Endorsement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         1 YEAR               3 YEARS             5 YEARS            10 YEARS
         $2,008               $3,248              $3,820             $6,680


         If you annuitize at the end of the applicable time period (no additional fees upon annuitization):


         1 YEAR *             3 YEARS             5 YEARS            10 YEARS
         $2,008               $3,248              $3,820             $6,680


         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:


         1 YEAR               3 YEARS             5 YEARS             10 YEARS
         $758                 $2,223              $3,620              $6,680

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT


         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.


         You may allocate your Contract Value to

               * our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

               * Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               * the ACCUMULATION PHASE, when you make premium payments to us, and

               *    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.


         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


                                     JACKSON

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT


         CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF THE FIXED ACCOUNT OPTIONS AND THE GMAB FIXED ACCOUNT, AND TRANSFERS INTO AND OUT OF THE FIXED ACCOUNT OPTIONS AND THE GMAB FIXED ACCOUNT, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Subject to these minimum requirements, we may declare different base interest rates at different times.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

         There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

         Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.


         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.


         You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

         DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.

         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 50.


                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options and the GMAB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth


         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------------------
                                                       JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset
     Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S.
         companies.

-------------------------------------------------------------------------------------------------------------------------------

JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of$100 million to $3 billion.

-------------------------------------------------------------------------------------------------------------------------------

JNL/FI BALANCED FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------------------

JNL/FI MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying
         Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily
         (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

-------------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

-------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

-------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


-------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.


-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following
         Funds:

         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund; and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.



-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation and income by initially allocating in the following Funds:

         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.



-------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.


-------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.


-------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying
         Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------------


         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) the GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection
         Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P
         Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

-------------------------------------------------------------------------------------------------------------------------------
                                                     JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P
         MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600
         Index ("S&P SmallCap 600"). The 60 companies are selected each Stock
         Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock
         Selection Date and when cash flow activity occurs in the Fund. The
         Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

-------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Investment Divisions and underlying Funds may be available in the future.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.


         SUBSTITUTION. We reserve the right to substitute a different underlying Fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.45% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:


               * to make income payments for the life of the Annuitant during the income phase;

               * to waive the withdrawal charge in the event of the Owner's death; and

               *    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Investment Divisions and Fixed Account. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.


         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

               * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least four years without being withdrawn), PLUS

               *    EARNINGS  (excess of your  Contract  Value  allocated to the
                    Investment   Divisions  and  the  Fixed  Account  over  your
                    remaining premiums allocated to those accounts)

               * during each Contract Year 10% OF PREMIUM that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               *    withdrawals in excess of the free withdrawal amounts, or

               * withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

               * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

               *    amounts withdrawn in a total withdrawal, or

               * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing, according to the following schedule:

                  WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):


         COMPLETED YEARS SINCE RECEIPT      0       1       2       3      4+
         OF PREMIUM

         WITHDRAWAL CHARGE                 8%      8%      7%      6%      0%

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

               * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               *    death benefits;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

               * if permitted by your state, a one-time benefit on withdrawals of up to $250,000 from the Investment Divisions and Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, a one-time benefit on withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.


         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.45%. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account Options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:


  CONTRACT ENHANCEMENT              2%              3%         4%         5%
  CHARGE (ON AN ANNUAL BASIS)       0.395%          0.42%      0.56%      0.695%

         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract, including annuitization, in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


        Completed Years Since Receipt of      0        1         2         3         4        5         6      7+
          Premium
        Recapture Charge (2% Credit)          2%       2%      1.25%     1.25%     0.5%         0         0    0
        Recapture Charge (3% Credit)          3%       3%         2%        2%       2%         1%       1%    0
        Recapture Charge (4% Credit)          4%       4%       2.5%      2.5%     2.5%      1.25%     1.25%   0
        Recapture Charge (5% Credit)         4.5%    3.75%      3.25%    2.75%       2%      1.25%        1%   0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

               *    death benefits;

               *    withdrawals taken under the free withdrawal provision;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);


               * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account Options if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account Options (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.


                  For Contracts with the GMIB purchased ON AND AFTER MARCH 7, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

                  For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 146. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value
         (GV) each calendar quarter (0.50% annually). In some states, the charge is monthly, currently 0.0425% of the GV (0.51% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 50.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 50.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 59. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- -------------- -------------
                           Quarterly or Monthly       Quarterly      Monthly
                                  0.75%               0.40% / 4     0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- ----------------------------
                                  0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- ----------------------------
                                  0.70%                        0.35%
                                                        0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 59. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each calendar quarter (0.65% annually). In some states, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each calendar quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contact Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 63. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each calendar quarter (0.85% annually). In some states, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each calendar quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each calendar quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 68. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). In some states, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of this prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64      1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80      0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.15% / 4    1.17% / 12    0.70% / 4     0.72% / 12
        55 - 59      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        60 - 64      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        65 - 69      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        70 - 74      0.90% / 4    0.90% / 12    0.55% / 4     0.57% / 12
        75 - 80      0.65% / 4    0.66% / 12    0.40% / 4     0.42% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" below beginning on page 89. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        65 - 69      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        70 - 74      0.75% / 4    0.75% / 12    0.35% / 4     0.36% / 12
        75 - 80      0.55% / 4    0.57% / 12    0.30% / 4     0.30% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 89. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 89. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69      1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80      0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 105.subsection of this prospectus under the heading "ACCESS TO YOUR MONEY." The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54      1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80      0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 105. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 105. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76.

Annual Charge                Maximum                    Current

------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------

Ages    45 - 85      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 76. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 121.

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 85      1.70% / 4    1.71% / 12    1.15% / 4     1.17% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 121. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 121. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 130. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------
                            Ages    60 - 64      1.30% / 4    1.32% / 12    0.90% / 4    0.90% / 12
                                    65 - 69      0.85% / 4    0.87% / 12    0.60% / 4    0.60% / 12
                                    70 - 74      0.60% / 4    0.60% / 12    0.50% / 4    0.51% / 12
                                    75 - 80      0.50% / 4    0.51% / 12    0.40% / 4    0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    60 - 64        1.30%        0.90%
                                    65 - 69        0.85%        0.60%
                                    70 - 74        0.60%        0.50%
                                    75 - 80        0.50%        0.40%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 130. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 130. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 137. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------
                            Ages    50 - 54      0.85% / 4    0.87% / 12    0.65% / 4    0.66% / 12
                                    55 - 59      0.65% / 4    0.66% / 12    0.50% / 4    0.51% / 12
                                    60 - 64      0.50% / 4    0.51% / 12    0.35% / 4    0.36% / 12
                                    65 - 69      0.35% / 4    0.36% / 12    0.25% / 4    0.27% / 12
                                    70 - 74      0.30% / 4    0.30% / 12    0.20% / 4    0.21% / 12
                                    75 - 80      0.20% / 4    0.21% / 12    0.15% / 4    0.15% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    50 - 54        0.85%        0.65%
                                    55 - 59        0.65%        0.50%
                                    60 - 64        0.50%        0.35%
                                    65 - 69        0.35%        0.25%
                                    70 - 74        0.30%        0.20%
                                    75 - 80        0.20%        0.15%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 137. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 137. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information in on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT, you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.70%.


                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.50%. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.40%.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.80%.


                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.60%. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 10.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS


         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.


         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.

         Please see Appendix E for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *    National Planning Corporation,

                 *    SII Investments, Inc.,

                 *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *    Investment Centers of America, Inc., and

                 *    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


         All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               *    $10,000 (Qualified and Non-Qualified)

         MINIMUM ADDITIONAL PREMIUMS:

               *    $500 (Qualified and Non-Qualified)

               *    $50 for an automatic payment plan


               * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.


         MAXIMUM PREMIUMS:

               * The maximum aggregate premiums you may make without our prior approval is $1 million.


         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB, the GMAB or any GMWBs. The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.


         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

         You may not allocate your Contract Values among more than 18 Investment Divisions and the Fixed Account at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. (See Footnote 2 in the FEES AND EXPENSE TABLES with regard to the availability of the 5% Contract Enhancement.) There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you

               * make withdrawals in excess of the free withdrawals permitted by your Contract,

               *    elect to receive payment under an income option, or

               * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with the additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distribution of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               *    death benefits computed on the basis of Contract Value;

               *    withdrawals taken under the free withdrawal provision;

               *    withdrawals   necessary  to  satisfy  the  required  minimum
                    distribution of the Internal Revenue Code;

               *    if permitted by your state, withdrawals under our:

                       *  Terminal Illness Benefit;
                       *  Specified Conditions Benefit; or
                       *  Extended Care Benefit.  (See page 58 below.)

         You may NOT elect the 3%, 4% or 5% Contract Enhancement endorsements with the Guaranteed Minimum Accumulation Benefit.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.


         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


         If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

         GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

         For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 33.

         THE GV CAN NEVER BE MORE THAN $5 MILLION.

         GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

         REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

         The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

         The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

         Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

         There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

         Quarterly charges deducted across all Fixed Account Options and Investment Divisions (e.g., Annual Contract Maintenance Charges, GMAB Charges, Mortality and Expense Risk Charge) are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

         At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

         TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

         Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

         Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

         SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

         No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less that the GV at the time a partial withdrawal is made, the PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

         While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

         SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

         TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

         Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.


         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               *    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               * subtracting any asset-based charges and taxes chargeable under the Contract; and

               *    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have selected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               *    limiting the number of transfers over a period of time;

               *    requiring a minimum time period between each transfer;

               * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               * limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               *    by making either a partial or complete withdrawal,

               *    by electing the Systematic Withdrawal Program,

               *    by electing a Guaranteed Minimum Withdrawal Benefit, or

               *    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 29.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options and GMAB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.

         With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division or the Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account, your systematic withdrawal must be taken proportionally from all of your allocations (to the Investment Divisions and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.


         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 154.


         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), the recapture charge, but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                  * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                  * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                             *  Heart attack
                             *  Stroke
                             *  Coronary artery surgery
                             *  Life-threatening cancer
                             *  Renal failure or
                             *  Alzheimer's disease; and

                  * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Division and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option or the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoys the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" subsection beginning on page 121.)

                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

         The Joint For Life GMWB with Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 118 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal;, or

               * 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.


         REQUIRED MINIMUM DISTRIBUTION CALCULATION. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.


         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                       --------------------------------------------------
                                       The GWB equals Contract Value.
        WITH A STEP-UP -
                                       The GAWA is recalculated, equaling the greater of:
                                           *     7% of the new GWB; OR
                                           *     The GAWA before the Step-Up.
                                       --------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

              * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary.


                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATION. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Ups reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                   FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.


                   This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal, or

               *    6% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 154.

         For certain tax-qualified Contracts, the 6% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE ERROR! BOOKMARK NOT DEFINED. FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal; or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.

         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.


                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                         -------------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of any
           THE CONTRACT ON THE ISSUE     applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         -------------------------------------------



                                         -------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         -------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                          --------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          The GAWA is also recalculated,
                                          increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.

                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN effect;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB - IF
                                              THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -           greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING A


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS       * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF        less the withdrawal; OR
         THE GAWA OR RMD, AS                  * Zero.
         APPLICABLE -
                                           The GAWA:
                                              * Is unchanged WHILE THE FOR LIFE
                                                GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before the
                                                withdrawal, or the GWB after
                                                the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS       * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,        withdrawal less any recapture
         AS APPLICABLE -                        charge on any Contract
                                                Enhancement; OR
                                              * The greater of the GWB before
                                                the withdrawal less the
                                                withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                              * 5% of the Contract Value after
                                                the withdrawal less the
                                                recapture charge on any Contract
                                                Enhancement; OR
                                              * The greater of 5% of the GWB
                                                after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB -
                                              IF THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."


         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.


         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.


         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT        applicable recapture charge on any
         ANNIVERSARY -                   Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 154.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------


         PREMIUMS.
                                           -------------------------------------

                                           The GWB is recalculated, increasing
                                           by the amount of the premium net of
                                           any applicable premium taxes.
         WITH EACH SUBSEQUENT PREMIUM
         PAYMENT ON THE CONTRACT -         The GAWA is also recalculated,
                                           increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                              *  5% of the new GWB; OR
                                              *  The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 99 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                    * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                    * A new joint owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEE.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."


         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.


         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.


         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * 5% of the Contract Value after
                                                 the withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR
                                               * The greater of 5% of the GWB
                                                 after the withdrawal, or zero.
                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawal charges may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 154.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

          PREMIUMS.

                                         ---------------------------------------

                                         The GWB is recalculated, increasing
                                         by the amount of the premium net of
                                         any applicable premium taxes.

         WITH EACH SUBSEQUENT PREMIUM    The GAWA is also recalculated,
         PAYMENT ON THE CONTRACT -       increasing by:
                                           * 5% of the premium net of any
                                             applicable premium taxes; OR
                                           * 5% of the increase in the GWB -
                                             IF THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 107 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

                         Bonuses will continue to apply according to the rules below for Bonuses.

                    * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.


                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.


                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). The following description of this GMWB is supplemented by the examples in Appendix C, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA is determined based on the
                                         Owner's attained age at the time of
                                         first withdrawal and equals the GAWA
                                         percentage multiplied by the GWB prior
                                         to the partial withdrawal. See the GAWA
                                         percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Issue Date.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA is determined based on the
                                         Owner's attained age at the time of
                                         first withdrawal and equals the GAWA
                                         percentage multiplied by the GWB prior
                                         to the partial withdrawal. See the GAWA
                                         percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Anniversary
                                         on which the endorsement is added.
                                         ---------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                       Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less the recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The GAWA percentage
                                                 multiplied by the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 154.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                          --------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                             *   The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                      * If there are joint Owners, the GAWA
                                        percentage is recalculated based on
                                        the oldest joint Owner.
                                      * The GAWA percentage will not be
                                        recalculated upon step-ups following
                                        Spousal Continuation.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.

                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.

                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN EFFECT;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA is determined based on the
                                         youngest Covered Life's attained age at
                                         the time of first withdrawal and equals
                                         the GAWA percentage multiplied by the
                                         GWB prior to the partial withdrawal.
                                         See the GAWA percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Issue Date.
                                         ---------------------------------------

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT        recapture charge on any Contract
         ANNIVERSARY -                   Enhancement.

                                         The GAWA is determined based on the
                                         youngest Covered Life's attained age at
                                         the time of first withdrawal and equals
                                         the GAWA percentage multiplied by the
                                         GWB prior to the partial withdrawal.
                                         See the GAWA percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Anniversary
                                         on which the endorsement is added.
                                         ---------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                       Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.

                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
         AS APPLICABLE -                       * The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * The GAWA percentage multiplied by the Contract Value
                                                 after the withdrawal less the recapture charge on any
                                                 Contract Enhancement; OR
                                               * The GAWA percentage
                                                 multiplied by the GWB after
                                                 the withdrawal.

                                           ----------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 154.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         If the premium payment is received
                                         after the first withdrawal, the GAWA is
                                         also recalculated, increasing by:
                                             * The GAWA percentage multiplied
                                               by the subsequent premium
                                               payment net of any applicable
                                               premium taxes; OR
                                             * The GAWA percentage multiplied
                                               by the increase in the GWB - IF
                                               THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value
                                 (subject to a $5 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                      * The GAWA percentage will not be
                                        recalculated upon step-ups following
                                        Spousal Continuation if the spouse
                                        electing Spousal Continuation is not a
                                        Covered Life.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 122 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND AT LEAST ONE COVERED LIFE REMAINS ALIVE. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time of the first payment.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               *    The   Continuation   Date  on  a  Contract  if  the  spousal
                    Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX C SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               *    The Owner's life (the "For Life Guarantee");

                       The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                       So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                       The GWB is the guaranteed amount available for future periodic withdrawals.

               * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

           BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA AND RMD, AS APPLICABLE       * Zero.
         -
                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA AND             withdrawal less any recapture
         RMD, AS APPLICABLE -                    charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 5% of the Contract Value
                                                 after the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

             -------------------------------------------------------------------
             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


             EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
             -------------------------------------------------------------------

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.


         PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                               * 5% of the premium net of any
                                                 applicable premium taxes; OR
                                               * 5% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX C SUPPLEMENT THE DESCRIPTION OF THE GMWB IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             *      The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GAWA -             less the withdrawal; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
                                           The GWB is recalculated, equaling the
         WHEN A WITHDRAWAL, PLUS ALL       lesser of:
         PRIOR WITHDRAWALS IN THE              * Contract Value after the
         CURRENT CONTRACT YEAR, EXCEEDS          withdrawal less any recapture
         THE GAWA -                              charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 4% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 154.


         PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                               * 4% of the premium net of any
                                                 applicable premium taxes; OR
                                               * 4% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

           * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

           * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         greater CONTRACT VALUE IS ZERO -  of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 153.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 59 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.


              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

              ------------------------------------------------------------------

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.


         If your Contract contains the GMAB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account. In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               * the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               *    which income option you select; and

               * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.


         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD"). The optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available if:


               *    you elect it prior to your Contract's Issue Date;

               *    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               * the Income Date (if prior to the effective date of the GMIB);

               * the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               *    the date you make a total withdrawal from the Contract;

               * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               * if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitization will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.


         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               * all premiums you have paid (net of any applicable premium taxes); PLUS

               * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals):

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date the GMIB is exercised.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. This example does not take into account taxes.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               *    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB. YOU MAY ALSO NOT ELECT BOTH THE GMIB AND GMAB.


                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should e considered in selecting the death benefits in combination with a GMWB.


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.


         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               * your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or

               * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.


         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.


         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).


         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 153). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               * if your Contract is in the income phase at the time of your death;

               *    if there are no earnings in your Contract; or

               * if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    *    is age 76 or older at the Continuation Date or

                    *    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deduction(s). With the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.


                  PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

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                         (a)  your  Contract  Value as of the end of the  business  day on which  we  receive  all  required  documentation  from  your
                              Beneficiary;  or

                         (b)  total Net Premiums since your Contract was issued; or

                         (c)  your  greatest  Contract  Value on any Contract  Anniversary prior to your  81st  birthday,  REDUCED  BY any  withdrawals
                              (including   any   applicable    withdrawal    charges   and
                              adjustments),   the  Annual  Contract  Maintenance  Charges,
                              transfer  charges,  any  applicable  charges  due  under any optional  endorsement and taxes  subsequent to that Contract
                              Anniversary,  PLUS any premiums paid (net of any  applicable premium taxes) subsequent to that Contract Anniversary.  FOR
                              CONTRACTS  ISSUED  ON OR  AFTER  JANUARY  16,  2007,  ANNUAL
                              CONTRACT   MAINTENANCE   CHARGES,   TRANSFER  CHARGES,   ANY
                              APPLICABLE  CHARGES DUE UNDER ANY OPTIONAL  ENDORSEMENT  AND
                              TAXES  SUBSEQUENT TO THAT CONTRACT  ANNIVERSARY  WILL NOT BE
                              DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                  BENEFIT, changes your basic death benefit to the greatest of:

                         (a)  your  Contract  Value as of the end of the  business  day on which  we  receive  all  required  documentation  from  your
                              Beneficiary; or

                         (b)  total  Net   Premiums   since  your   Contract  was  issued,
                              compounded  at 5% per annum until the  Contract  Anniversary immediately preceding your 81st birthday; or

                         (c)  your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your
                              81st  birthday,  whichever  is earlier,  PLUS your total Net
                              Premiums  since then,  compounded  at 5% per annum until the
                              Contract   Anniversary   immediately   preceding  your  81st
                              birthday; or

                         (d)  your  greatest  Contract  Value on any Contract  Anniversary prior to your  81st  birthday,  REDUCED  BY any  withdrawals
                              (including   any   applicable    withdrawal    charges   and
                              adjustments),   the  Annual  Contract  Maintenance  Charges,
                              transfer  charges,  any  applicable  charges  due  under any optional  endorsement and taxes  subsequent to that Contract
                              Anniversary,  PLUS any premiums paid (net of any  applicable premium taxes), subsequent to that Contract Anniversary. FOR
                              CONTRACTS  ISSUED  ON OR  AFTER  JANUARY  16,  2007,  ANNUAL
                              CONTRACT   MAINTENANCE   CHARGES,   TRANSFER  CHARGES,   ANY
                              APPLICABLE  CHARGES DUE UNDER ANY OPTIONAL  ENDORSEMENT  AND
                              TAXES  SUBSEQUENT TO THAT CONTRACT  ANNIVERSARY  WILL NOT BE
                              DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                  BENEFIT, changes your basic death benefit to the greatest of:

                         (a)  your  Contract  Value  as of the  business  day on  which we receive all required documentation from your Beneficiary; or

                         (b)  total  Net   Premiums   since  your   Contract  was  issued,
                              compounded  at 4% per annum until the  Contract  Anniversary immediately preceding your 81st birthday; or

                         (c)  your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your
                              81st  birthday,  whichever  is earlier,  PLUS your total Net
                              Premiums  since then,  compounded  at 4% per annum until the
                              Contract   Anniversary   immediately   preceding  your  81st
                              birthday; or

                         (d)  your  greatest  Contract  Value on any Contract  Anniversary prior to your  81st  birthday,  REDUCED  BY any  withdrawals
                              (including   any   applicable    withdrawal    charges   and
                              adjustments),   the  Annual  Contract  Maintenance  Charges,
                              transfer  charges,  any  applicable  charges  due  under any optional  endorsement and taxes  subsequent to that Contract
                              Anniversary,  PLUS any premiums paid (net of any  applicable premium taxes) subsequent to that Contract Anniversary.  FOR
                              CONTRACTS  ISSUED  ON OR  AFTER  JANUARY  16,  2007,  ANNUAL
                              CONTRACT   MAINTENANCE   CHARGES,   TRANSFER  CHARGES,   ANY
                              APPLICABLE  CHARGES DUE UNDER ANY OPTIONAL  ENDORSEMENT  AND
                              TAXES  SUBSEQUENT TO THAT CONTRACT  ANNIVERSARY  WILL NOT BE
                              DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.


                  PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               *    single lump sum payment; or

               * payment of entire death benefit within 5 years of the date of death; or

               * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 153.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 146. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


         CONTRACT OWNER TAXATION


         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               *    paid on or after the date you reach age 59 1/2;

               *    paid to your Beneficiary after you die;

               * paid if you become totally disabled (as that term is defined in the Code);

               * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               *    paid under an immediate annuity; or

               *    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               *    reaches age 59 1/2;

               *    leaves his/her job;

               *    dies;

               *    becomes disabled (as that term is defined in the Code); or

               * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               * there was a written agreement providing for payments of the fees solely from the annuity Contract,

               *    the Contract Owner had no liability for the fees, and

               * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 78 Investment Divisions and at least 1 Fixed Account Option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

               (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

               (b)  a required minimum distribution;

               (c)  a hardship withdrawal; or

               (d)  the non-taxable portion of a distribution.


         JACKSON TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.


                                OTHER INFORMATION


         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain minimums and restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The One-Year Fixed Account Option, if currently available, is the "source account" designed for dollar cost averaging transfers of new premium payments to Investment Divisions. A Contract Value of $15,000 is required to participate. The source account is credited with an enhanced interest rate, depending on the available period that is specified. Transfers out of the source account will cause the effective yield over the specified period to be lower, however, because the credited interest rate will be applied to a declining balance. Monies in the DCA+ will be systematically transferred monthly to the Investment Divisions. You may establish more than one DCA+ program of varying terms in the One-Year Fixed Account Option corresponding to your subsequent premium payments. The minimum transfer amount is $100 or the remaining balance, if less, in the source account for each term. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the DCA+.

         EARNINGS SWEEP. You can choose to move your earnings from the Money Market Investment Division or the one-year Fixed Account Option, if available, on a monthly basis, and there is no minimum transfer amount. There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.


         You may cancel a Dollar Cost Averaging, DCA+, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               *    the Contract Value, PLUS

               * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

               *    any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


         LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               * Information we receive from you on applications or other forms;

               *    Information about your transactions with us;

               *    Information we receive from a consumer reporting agency;

               *    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History..........................................   2


Services.................................................................   5

Purchase of Securities Being Offered.....................................   5

Underwriters.............................................................   5

Calculation of Performance...............................................   5

Additional Tax Information...............................................   7

Annuity Provisions.......................................................   17

Net Investment Factor....................................................   18

Condensed Financial Information..........................................   19

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

 THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
 -------------------------------------------------------------------------------

                                   APPENDIX B


                              CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES


---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : WithdrawalCharge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE
SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00 : Premium
                        6.00% : Withdrawal Charge Year 4
                        5.00% : Contract Enhancement
                        3.00% : Recapture Charge Year 4
                        5.50% : Net Return

AT END OF YEAR 4
                   130,076.59 : Contract Value at end of year 4
                   100,000.00 : Net Withdrawal requested

                    30,076.59 : Earnings
                    76,838.91 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,915.50 : Total Gross Withdrawal

                   106,915.50 : Total Gross Withdrawal
                    -4,610.33 : Withdrawal Charge
                    -2,305.17 : Recapture Charge
                    ---------
                   100,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                    10/1/2001
                   100,000.00 : Premium
                        7.00% : Withdrawal Charge Contribution Year 3
                        4.00% : Recapture Charge Contribution Year 3
                    12/1/2001
                   100,000.00 : Premium
                        8.00% : Withdrawal Charge Contribution Year 2
                        4.50% : Recapture Charge Contribution Year 2

                        5.00% : Contract Enhancement
                        0.00% : Net Return

                    11/1/2003
                   210,000.00 : Contract Value
                   150,000.00 : Net Withdrawal Requested

                    10,000.00 : Earnings
                    10,000.00 : Additional Free

                   100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    46,857.14 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------

                   166,857.14 : Total Gross Withdrawal

                   166,857.14 : Total Gross Withdrawal
                    -7,000.00 : Withdrawal Charge from Premium 1
                    -4,000.00 : Recapture Charge from Premium 1
                    -3,748.57 : Withdrawal Charge from Premium 2
                    -2,108.57 : Recapture Charge from Premium 2
                    ---------
                   150,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     |X|  Example 1a: If the GMWB is elected at issue:

          * Your initial GWB is $100,000, which is your initial Premium payment.

          *    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     |X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X| Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          * Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

          *    If your endorsement contains a varying benefit percentage:

               - Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

               - Your GAWA% and GAWA are not determined until the time of your first withdrawal.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR INITIAL GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THE TIME OF YOUR FIRST WITHDRAWAL.

     |X| Assuming your GAWA% is 5% based on your attained age at the time of your first withdrawal and your GWB is $100,000 prior to the application of the withdrawal, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

     |X| Your BDB remains unchanged since the BDB is set at issue and is not affected by the timing of your first withdrawal.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5 MILLION.

     |X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          *    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     |X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

          *    If your endorsement contains a varying benefit percentage:

               - Your BDB is increased by the Premium payment.

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

          * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

          * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          * Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          * Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining
                    GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          * Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X|  Notes:

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * However, if your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     |X| Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value at the time of step-up ($90,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     |X|  Notes:

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 7a: If prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          * If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

     |X|  Notes:

          * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement contains a varying benefit percentage and the step-up would result in a re-determination of the GAWA%. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal and re-determined upon step-up if your Contract Value is greater than your BDB.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     |X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          * Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH A LEVEL BENEFIT PERCENTAGE EFFECTIVE ON OR AFTER 05/01/2006.)

     |X| Example 9a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     |X| Example 9b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     |X| Example 9c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     |X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          * If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     |X|  Notes:

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

     o    If the GMAB is elected at issue:

          o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.

          o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.

          o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.

          o Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5,000,000.

     o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

          o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

          o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

          o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

          o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

     o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:

          o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

          o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

          o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

          o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

     o    Note:

          o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

     o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

          o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.

          o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.

          o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37

          o    Your total new Contract Value is $98,671.38.

          o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

     o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

          o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.

          o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.

          o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.

          o    Your total new Contract Value is $63,671.38.

          o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.

          o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

     o    Note:

          o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.

          o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

     o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

          o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

          o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.

          o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54

          o    Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

     o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the
          GMAB:

          o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

          o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

          o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

          o    Your total new Contract Value is $100,000.

          o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

          o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.

          o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.

          o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

          o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

          o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

          o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

          o    Your total new Contract Value is $100,000.

          o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.

          o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.

          o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.

          o    Your new Guaranteed Value is $100,000.

     o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

          o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

          o    Your  total  Contract  Value  is  $106,594.48.

          o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

          o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.

          o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.

          o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the
          GMAB:

          o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

          o    Your  total  Contract  Value  is  $106,594.48.

          o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.

          o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.

          o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.

          o    Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E
                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.


1st Discount Brokerage                   Capital Investment Group                 Financial Planning Consultants
1st Global Capital Corporation           Capital Management Partners              Financial Security Management Inc.
1st Worldwide Financials Partners        Capital Strategies Financial             Financial Solution Services
Advanced Planning Securities             Capwest Securities                       Financial West Investment Group
Advest, Inc.                             Carillon Investments                     First Allied Securities
AG Edwards                               Centaurus Financial                      First Heartland Capital Inc.
AIG Financial Advisors                   Century Securities                       First Independent Financial
Allegiance Capital                       CFD Investments Inc.                     FNB Brokerage Services
American General Securities              Chevy Chase                              Forsyth Heritage
American Investors                       Colby & White                            Founders Financial Securities
American Portfolios Financial            Colonial Brokerage                       Fox and Company
Ameritas Investment Corporation          Commonwealth Financial Network           FSC Securities Corporation
Anderson & Strudwick                     Compass Wealth Management                Fusion Financial
Associated Securities Corporation        Consumer Concepts Investment             GA Repple & Company
B C Ziegler and Company                  Countrywide Investment Services          Geneos Wealth Management Inc.
Baird & Company Inc.                     Crown Capital Securities                 Genworth Financial
Bancwest Investment Services             CUE Financial Group Inc.                 Gold & Associates
Barber Financial Group                   Cullums & Burks Securities               Great American
BB Graham & Co Inc.                      CUSO Financial                           Great American Advisors
BB&T Investments Services Inc.           D A Davidson                             GunnAllen Financial Inc.
BCG Securities                           David Noyes & Co                         GW Sherwold Associates
Bentley Lawrence Securities              Delta Equity Services                    GWN Securities Inc.
Berthel Fisher Co                        E Planning Securities                    H Beck Inc.
BI Investments                           Eagle Financial Group                    H&R Block Financial Advisors
Blue Vase                                Eltekon                                  Hantz Financial Services
Brecek & Young Advisors Inc.             Ensemble Financial Services              Harbour Investments Inc.
Brookstone Securities                    Equitas America                          Harger & Company
Brookstreet Securities Corp              Equity Leadership Securities             Harold Dance Investments
Bueter & Company Inc.                    Ernharth Group                           Harvest Capital LLC
BYN Investment Center                    ESI Financial                            Hazard & Siegel LLC
Cadaret Grant and Company                Feliciano Financial Group                HBW Securities
Calton & Associates Inc.                 Fenwick Securities                       Heim, Young & Associates
Cambridge Investment Research            Ferris Baker Watts Inc.                  Hilliard Lyons
Capital Analysts Inc.                    FFP Securities Inc.                      Hornor, Townsend and Kent Inc.
Capital Directions                       Fifth Third Securities                   HS Dent
Capital Financial Services               Financial Network Investment             HSBC Securities


Huntleigh Securities
ICA
ICBA
IMS Securities
Independent Financial Group
Independent Financial Marketing Group
Infinex Investments Inc.
ING Financial Partners Inc.
Innovative Solutions
Inter Securities Inc.
Intercarolina Financial Services
Intersecurities Inc.
Intervest International
Invest Financial Corporation
InvestaCorp
Investment Advisors and Consultants
Investment Architects Inc.
Investment Management Corp
Investors Capital Corporation
ISP Inventive Solution Planning
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
JJB Hilliard
John Hancock
John James Investments Inc.
JP Turner & Company LLC
JRL Capital Corporation
JW Cole Financial Inc.
KCD Financial
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial
LaSalle Financial
Lasalle St. Securities Inc.


Legacy Financial Services                Park Avenue Securities                   Sorrento
Legend Equities Corp                     Peoples Securities                       Southeast Investment
Leonard & Company                        PFIC Securities                          Southwest Securities Financial Services
Lincoln Financial Advisors (LFA)         Piper Jaffray                            Spectrum Capital
Lincoln Investment Planning Inc.         Planmember Securities                    Stanford Group Company
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.              Stephens Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp          Sterne Agree Financial Services
Madison Ave Securities                   Pro Equities Inc.                        Stifel Nicolaus & Company
Main Street Securities                   Professional Asset Management            Summit Brokerage Services Inc.
McDonald Investments Inc.                PSC Securities Corp                      Sunset Financial Services Inc.
McDonald Securities                      PTS Brokerage                            SWS Financial Services Inc.
Medallion Investment Services            QA3 Financial Corp                       Synergy Investment Group
MetLife Securities                       Quest Securities                         Thrivent Investment Management
Michigan Securities Inc.                 Questar Capital Corporation              Time Capital
Mid Atlantic Capital Corp                Raymond James (Planning Corp)            Tower Square Securities
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.                  Transamerica Financial Life
MML Investor Services                    Regal Financial                          Triad Advisors
Money Concepts                           Regis Securities Corp                    UBS
Moors & Cabot Inc.                       Resource Horizons                        Union Banc Investment Services
Morgan Keegan                            River Stone Wealth Management            United Equity Securities
Morgan Peabody                           RL Harger & Associates                   United Heritage
MTL Equity Products                      RNR Securities LLC                       United Investment Services
Multi-Financial Securities Corp          Roche Securities                         United Planners Financial
Mutual Service Corporation (MSC)         Royal Alliance Association               United Securities Alliance Inc.
National Planning Corp (NPC)             Royal Securities                         US Allianz Securities Inc.
National Securities Corp                 RW Baird                                 USA Financial Securities Corp
Networth Financial Group                 Ryan Beck & Company                      UVEST
New Alliance Investments                 Sammons Securities Company Inc.          Valmark Securities Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.               Vanderbilt Securities LLC
Next Financial Group Inc.                Sandgrain Securities Inc.                Veritrust Financial
NFP Securities                           Schlitt Investor Services                VSR Financial Services Inc.
North Ridge Securities Corp              Scottsdale Capital Advisors              Wachovia Securities
Northland Securities                     Securian Financial Services              Wall Street Financial Group
Nutmeg Securities                        Securities America                       Walnut Street Securities Inc.
O.N. Equity Sales Company                Securities Services Network              Waterstone Financial Group
Ogilvie Security Advisors Inc.           Seelig Financial Group                   Webster Investments
Oneamerica Securities                    Sicor Securities                         Wellstone Securities
Oppenheimer                              Sigma Financial Corporation              Westminster Financial
Pacific West Securities Inc.             Signator Investors Inc.                  WFG Investments
Packerland Brokerage Services            SII Investments                          Wilbanks Securities


William E. Hopkins & Associates
WM Financial Services
Woodbury Financial Services Inc.
Workman Securities Corp
World Equity Group Inc.
WRP Investments Inc.
Wunderlich Securities
XCU Capital Corporation

                                   APPENDIX F


                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                      JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                        JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
       JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                          JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                              JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                    JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                    JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                    JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
      JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund

Effective April 30, 2007 the following mergers will take place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund WILL BE MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) WILL BE MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.45%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.20
    End of period                                                          $12.55              $11.80
  Accumulation units outstanding
  at the end of period                                                     27,630              17,008

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.32
    End of period                                                          $15.58              $11.59
  Accumulation units outstanding
  at the end of period                                                     14,397                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.54
    End of period                                                          $14.36              $12.73
  Accumulation units outstanding
  at the end of period                                                      4,962                -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.23              $17.18
    End of period                                                          $19.89              $19.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.74
    End of period                                                            N/A               $10.21
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.44              $16.89
    End of period                                                          $19.31              $17.44
  Accumulation units outstanding
  at the end of period                                                     23,879                -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.70              $18.71
    End of period                                                          $23.31              $19.70
  Accumulation units outstanding
  at the end of period                                                     17,585                -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.40
    End of period                                                          $12.05              $11.04
  Accumulation units outstanding
  at the end of period                                                     89,626              14,065

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.88              $20.69
    End of period                                                          $24.16              $21.88
  Accumulation units outstanding
  at the end of period                                                      7,581              4,730






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     51,522               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.86
    End of period                                                          $12.67              $10.92
  Accumulation units outstanding
  at the end of period                                                     22,472                -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.15
    End of period                                                          $12.87              $11.28
  Accumulation units outstanding
  at the end of period                                                     66,399                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.78
    End of period                                                          $17.69              $14.64
  Accumulation units outstanding
  at the end of period                                                     68,187              9,196

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.79
    End of period                                                          $15.86              $12.19
  Accumulation units outstanding
  at the end of period                                                     135,290             12,220

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                     20,936               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.43              $17.36
    End of period                                                          $20.81              $18.43
  Accumulation units outstanding
  at the end of period                                                     26,504              8,194

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $14.83
    End of period                                                          $17.32              $15.04
  Accumulation units outstanding
  at the end of period                                                     12,637              14,060






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $12.20
    End of period                                                          $12.68              $11.46
  Accumulation units outstanding
  at the end of period                                                     64,658              5,469

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $11.10
    End of period                                                          $11.38              $11.14
  Accumulation units outstanding
  at the end of period                                                     83,730              23,632

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.53              $4.48
    End of period                                                           $6.08              $4.53
  Accumulation units outstanding
  at the end of period                                                     34,711                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.76
    End of period                                                          $11.71              $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.93              $9.49
    End of period                                                          $11.40              $8.93
  Accumulation units outstanding
  at the end of period                                                     54,416              74,715

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $11.83               N/A
  Accumulation units outstanding
  at the end of period                                                     31,118               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $8.20
    End of period                                                           $9.82              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.90
    End of period                                                          $14.83              $12.68
  Accumulation units outstanding
  at the end of period                                                     22,443                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.61
    End of period                                                          $17.67              $12.80
  Accumulation units outstanding
  at the end of period                                                     64,326              18,349

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.67
    End of period                                                          $11.97              $11.43
  Accumulation units outstanding
  at the end of period                                                      8,996                -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.17              $13.96
    End of period                                                          $18.77              $15.17
  Accumulation units outstanding
  at the end of period                                                     61,872              17,904

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.31
    End of period                                                          $13.93              $11.90
  Accumulation units outstanding
  at the end of period                                                     658,209             32,812






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1118)

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A
    End of period                                                          $10.73               N/A
  Accumulation units outstanding
  at the end of period                                                     120,038              N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.55
    End of period                                                          $10.91              $10.57
  Accumulation units outstanding
  at the end of period                                                      8,535                -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $17.59
    End of period                                                          $27.93              $23.46
  Accumulation units outstanding
  at the end of period                                                      4,920                -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $11.02
    End of period                                                          $13.91              $13.48
  Accumulation units outstanding
  at the end of period                                                     44,110              63,795

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A
    End of period                                                          $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     10,738               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $13.20
    End of period                                                          $15.33              $14.18
  Accumulation units outstanding
  at the end of period                                                     66,143              18,992






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.62
    End of period                                                          $12.25              $10.80
  Accumulation units outstanding
  at the end of period                                                     99,022              24,761

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.78              $18.91
    End of period                                                          $21.34              $19.78
  Accumulation units outstanding
  at the end of period                                                     42,006              46,252

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.99
    End of period                                                          $15.66              $13.52
  Accumulation units outstanding
  at the end of period                                                     60,255              19,605

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.78              $5.52
    End of period                                                           $6.23              $5.78
  Accumulation units outstanding
  at the end of period                                                     18,182                -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.64              $12.67
    End of period                                                          $15.20              $15.64
  Accumulation units outstanding
  at the end of period                                                     170,250             61,827

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.40
    End of period                                                          $13.25              $11.99
  Accumulation units outstanding
  at the end of period                                                     160,184             31,568






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.27
    End of period                                                          $14.63              $12.69
  Accumulation units outstanding
  at the end of period                                                     27,735              70,443

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.81              $7.99
    End of period                                                           $9.11              $8.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $13.93
    End of period                                                          $14.32              $14.04
  Accumulation units outstanding
  at the end of period                                                     118,277             38,430

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.96
    End of period                                                            N/A               $16.45
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.54              $19.91
    End of period                                                          $24.15              $21.54
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.43
    End of period                                                           $8.71              $8.35
  Accumulation units outstanding
  at the end of period                                                     15,822                -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.40              $19.54
    End of period                                                          $22.73              $20.40
  Accumulation units outstanding
  at the end of period                                                      4,368                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $12.39
    End of period                                                          $15.39              $13.51
  Accumulation units outstanding
  at the end of period                                                      7,142                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.26
    End of period                                                          $11.21              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.64
    End of period                                                          $15.33              $13.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.54
    End of period                                                          $11.83              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.39
    End of period                                                          $14.57              $13.18
  Accumulation units outstanding
  at the end of period                                                     119,166               -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.79              $23.34
    End of period                                                          $26.65              $23.79
  Accumulation units outstanding
  at the end of period                                                     13,578              11,330

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.20              $22.40
    End of period                                                          $25.91              $23.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.81              $25.00
    End of period                                                          $27.64              $26.81
  Accumulation units outstanding
  at the end of period                                                     35,046              7,400

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.17
    End of period                                                          $12.69              $12.32
  Accumulation units outstanding
  at the end of period                                                     38,526                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.51              $17.03
    End of period                                                          $20.87              $17.51
  Accumulation units outstanding
  at the end of period                                                     39,886              11,077

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.84              $25.35
    End of period                                                          $30.07              $26.84
  Accumulation units outstanding
  at the end of period                                                      2,443              9,315

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $37.47              $33.20
    End of period                                                          $39.44              $37.47
  Accumulation units outstanding
  at the end of period                                                     24,937              4,206

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.41
    End of period                                                          $16.32              $13.80
  Accumulation units outstanding
  at the end of period                                                     36,781              22,214

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $13.17
    End of period                                                          $14.23              $13.07
  Accumulation units outstanding
  at the end of period                                                     30,081              12,328

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.75              $18.65
    End of period                                                          $19.35              $18.75
  Accumulation units outstanding
  at the end of period                                                     25,200              14,251






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $15.58
    End of period                                                          $15.92              $15.65
  Accumulation units outstanding
  at the end of period                                                     17,096              9,950



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.91%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.67              $15.71
    End of period                                                          $18.10              $15.67
  Accumulation units outstanding
  at the end of period                                                       173                174

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65
    End of period                                                          $12.17              $10.75
  Accumulation units outstanding
  at the end of period                                                       255                256

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $11.19
    End of period                                                          $12.35              $11.10
  Accumulation units outstanding
  at the end of period                                                       249                244






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.87
    End of period                                                          $13.28              $11.27
  Accumulation units outstanding
  at the end of period                                                       232                251

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.59
    End of period                                                          $12.76              $10.05
  Accumulation units outstanding
  at the end of period                                                       249                285

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.14
    End of period                                                          $10.07              $10.11
  Accumulation units outstanding
  at the end of period                                                       285                269

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.58
    End of period                                                          $14.69              $10.90
  Accumulation units outstanding
  at the end of period                                                       212                258

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $21.51
    End of period                                                          $23.22              $19.99
  Accumulation units outstanding
  at the end of period                                                       285                254

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.64
    End of period                                                          $11.52              $11.58
  Accumulation units outstanding
  at the end of period                                                       994                937

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.66              $19.99
    End of period                                                          $22.59              $20.66
  Accumulation units outstanding
  at the end of period                                                       270                273

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.84              $28.07
    End of period                                                          $29.62              $28.84
  Accumulation units outstanding
  at the end of period                                                       102                 97

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.68
    End of period                                                          $13.85              $12.00
  Accumulation units outstanding
  at the end of period                                                       666                701

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $14.47
    End of period                                                          $14.53              $14.43
  Accumulation units outstanding
  at the end of period                                                       199                189






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-0240

             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                             1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn:  IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 30, 2007




                              INDIVIDUAL AND GROUP

                  FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED

                                ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                       PAGE

General Information and History                                         2

Services                                                                4

Purchase of Securities Being Offered                                    4

Underwriters                                                            4

Calculation of Performance                                              4

Additional Tax Information                                              6


Annuity Provisions                                                      17


Net Investment Factor                                                   18

Condensed Financial Information                                         19

GENERAL INFORMATION AND HISTORY


Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks oF The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------

SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of Statement of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $28,305,052 in 2005 and $78,862,018 in 2006.


The Contracts were not offered for sale in 2004. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Fund's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Fund's effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Fund nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS


Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code, governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 78 Investment Divisions and at least one Fixed Account although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.
TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities


         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000.


         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                 *     attains age 70 1/2,
                 *     severs employment,
                 *     dies, or
                 * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
     JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund

Effective April 30, 2007 the following mergers will take place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund WILL BE MERGED INTO JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) WILL BE MERGED INTO JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.14
    End of period                                                          $12.45              $11.73
  Accumulation units outstanding
  at the end of period                                                     293,725             33,959

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.45
    End of period                                                          $15.54              $11.58
  Accumulation units outstanding
  at the end of period                                                     859,181             70,770

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $12.04
    End of period                                                          $14.25              $12.65
  Accumulation units outstanding
  at the end of period                                                     65,038              16,303

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $17.14
    End of period                                                          $19.56              $18.94
  Accumulation units outstanding
  at the end of period                                                     35,585              3,386

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.64
    End of period                                                            N/A               $8.70
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.87
    End of period                                                          $19.02              $17.20
  Accumulation units outstanding
  at the end of period                                                     17,343               808

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.42              $19.28
    End of period                                                          $22.96              $19.42
  Accumulation units outstanding
  at the end of period                                                     132,394             7,974

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.32
    End of period                                                          $11.93              $10.94
  Accumulation units outstanding
  at the end of period                                                     472,294             71,229

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.53              $20.39
    End of period                                                          $23.75              $21.53
  Accumulation units outstanding
  at the end of period                                                     54,575              17,881






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     624,826              N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.26
    End of period                                                          $12.64              $10.91
  Accumulation units outstanding
  at the end of period                                                     295,601             37,712

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.00
    End of period                                                          $12.84              $11.27
  Accumulation units outstanding
  at the end of period                                                     300,315             35,651






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     226,778              N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.58
    End of period                                                          $17.38              $14.41
  Accumulation units outstanding
  at the end of period                                                     278,659             29,557

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.68
    End of period                                                          $15.65              $12.05
  Accumulation units outstanding
  at the end of period                                                    1,611,821           161,262

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     189,684              N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.21              $17.18
    End of period                                                          $20.54              $18.21
  Accumulation units outstanding
  at the end of period                                                     242,511             50,256

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $14.68
    End of period                                                          $17.09              $14.87
  Accumulation units outstanding
  at the end of period                                                     201,068            102,690






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $12.10
    End of period                                                          $12.54              $11.35
  Accumulation units outstanding
  at the end of period                                                    2,484,314           618,037

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $11.05
    End of period                                                          $11.30              $11.07
  Accumulation units outstanding
  at the end of period                                                    1,314,362           231,536

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.49              $4.40
    End of period                                                           $6.01              $4.49
  Accumulation units outstanding
  at the end of period                                                     486,071             8,856

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.61
    End of period                                                          $11.58              $10.37
  Accumulation units outstanding
  at the end of period                                                     14,972              5,104

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.84              $9.41
    End of period                                                          $11.28              $8.84
  Accumulation units outstanding
  at the end of period                                                    3,409,930           797,609

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.81               N/A
  Accumulation units outstanding
  at the end of period                                                    2,227,217             N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.44              $8.38
    End of period                                                           $9.71              $8.44
  Accumulation units outstanding
  at the end of period                                                     98,671              22,461

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.81
    End of period                                                          $14.67              $12.56
  Accumulation units outstanding
  at the end of period                                                     145,027             10,617

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.51
    End of period                                                          $17.48              $12.67
  Accumulation units outstanding
  at the end of period                                                    3,020,521           708,554

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.79
    End of period                                                          $11.84              $11.32
  Accumulation units outstanding
  at the end of period                                                     328,191             67,204

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $13.89
    End of period                                                          $18.63              $15.08
  Accumulation units outstanding
  at the end of period                                                    1,309,880           201,941

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.30
    End of period                                                          $13.89              $11.88
  Accumulation units outstanding
  at the end of period                                                   21,947,659          2,695,655






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     831,761              N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.20
    End of period                                                          $10.87              $10.55
  Accumulation units outstanding
  at the end of period                                                     379,950             52,836

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.23              $21.12
    End of period                                                          $27.62              $23.23
  Accumulation units outstanding
  at the end of period                                                     389,450             95,150

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $10.92
    End of period                                                          $13.75              $13.35
  Accumulation units outstanding
  at the end of period                                                    2,834,498           781,244

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A
    End of period                                                          $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                     206,382              N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $13.13
    End of period                                                          $15.21              $14.09
  Accumulation units outstanding
  at the end of period                                                    1,122,150           170,656






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.57
    End of period                                                          $12.16              $10.73
  Accumulation units outstanding
  at the end of period                                                    1,890,561           287,685

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.59              $18.75
    End of period                                                          $21.11              $19.59
  Accumulation units outstanding
  at the end of period                                                    1,556,378           388,517

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $12.93
    End of period                                                          $15.54              $13.44
  Accumulation units outstanding
  at the end of period                                                    1,003,238           163,002

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.73              $5.43
    End of period                                                           $6.16              $5.73
  Accumulation units outstanding
  at the end of period                                                     328,216             50,558

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $12.66
    End of period                                                          $15.15              $15.61
  Accumulation units outstanding
  at the end of period                                                    4,150,392          1,043,406

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.39
    End of period                                                          $13.21              $11.96
  Accumulation units outstanding
  at the end of period                                                    3,914,448           756,889






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.20
    End of period                                                          $14.50              $12.60
  Accumulation units outstanding
  at the end of period                                                     468,545             58,372

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.75              $7.92
    End of period                                                           $9.03              $8.75
  Accumulation units outstanding
  at the end of period                                                     47,268              8,402

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $13.78
    End of period                                                          $14.13              $13.87
  Accumulation units outstanding
  at the end of period                                                    1,709,355           309,110

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $12.22
    End of period                                                            N/A               $16.19
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $20.09
    End of period                                                          $23.73              $21.20
  Accumulation units outstanding
  at the end of period                                                      6,605                51






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $7.71
    End of period                                                           $8.62              $8.28
  Accumulation units outstanding
  at the end of period                                                     44,351              7,540

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $19.85
    End of period                                                          $22.34              $20.08
  Accumulation units outstanding
  at the end of period                                                     11,241              4,310

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.55
    End of period                                                          $15.19              $13.36
  Accumulation units outstanding
  at the end of period                                                     383,215             21,636






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.35
    End of period                                                          $11.17              $10.53
  Accumulation units outstanding
  at the end of period                                                     637,563             61,662

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.76
    End of period                                                          $15.13              $13.47
  Accumulation units outstanding
  at the end of period                                                    1,286,010           138,988

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.54
    End of period                                                          $11.79              $10.85
  Accumulation units outstanding
  at the end of period                                                    1,260,181           239,017

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.51
    End of period                                                          $14.38              $13.03
  Accumulation units outstanding
  at the end of period                                                    2,021,356           358,933

JNL/S&P Retirement 2015 Division(1038)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     45,364               N/A

JNL/S&P Retirement 2020 Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A
    End of period                                                          $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     27,953               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1156)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A
    End of period                                                          $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      4,356               N/A

JNL/S&P Retirement Income Division(1012)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A
    End of period                                                          $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                     146,155              N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.41              $23.00
    End of period                                                          $26.18              $23.41
  Accumulation units outstanding
  at the end of period                                                     279,054             36,777

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.83              $21.52
    End of period                                                          $25.46              $22.83
  Accumulation units outstanding
  at the end of period                                                     21,740              1,027

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.39              $24.64
    End of period                                                          $27.17              $26.39
  Accumulation units outstanding
  at the end of period                                                     22,553              4,764

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.00
    End of period                                                          $12.47              $12.12
  Accumulation units outstanding
  at the end of period                                                     769,070             84,741






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.97
    End of period                                                          $20.74              $17.43
  Accumulation units outstanding
  at the end of period                                                     436,692             14,425

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.41              $24.98
    End of period                                                          $29.55              $26.41
  Accumulation units outstanding
  at the end of period                                                     132,739             23,725

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.87              $32.72
    End of period                                                          $38.76              $36.87
  Accumulation units outstanding
  at the end of period                                                     345,543             35,209

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.32
    End of period                                                          $16.16              $13.68
  Accumulation units outstanding
  at the end of period                                                     500,823             85,031

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $13.04
    End of period                                                          $14.05              $12.92
  Accumulation units outstanding
  at the end of period                                                     791,525            157,076

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $18.38
    End of period                                                          $19.01              $18.46
  Accumulation units outstanding
  at the end of period                                                     674,530             97,505






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $15.35
    End of period                                                          $15.65              $15.40
  Accumulation units outstanding
  at the end of period                                                     347,778             93,945





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.95
    End of period                                                          $12.39              $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $10.22
    End of period                                                          $15.51              $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.45
    End of period                                                          $14.18              $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $16.79
    End of period                                                          $19.34              $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.57
    End of period                                                            N/A               $10.02
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $16.54
    End of period                                                          $18.83              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $18.32
    End of period                                                          $22.72              $19.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.94
    End of period                                                          $11.85              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.30              $10.74
    End of period                                                          $23.47              $21.30
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.38
    End of period                                                          $12.62              $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.46
    End of period                                                          $12.81              $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $12.79
    End of period                                                          $17.18              $14.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.06
    End of period                                                          $15.51              $11.95
  Accumulation units outstanding
  at the end of period                                                     16,055                -

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $13.60
    End of period                                                          $20.36              $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $14.57
    End of period                                                          $16.94              $14.75
  Accumulation units outstanding
  at the end of period                                                      7,350              7,558






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $12.03
    End of period                                                          $12.44              $11.28
  Accumulation units outstanding
  at the end of period                                                     22,519              22,003

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $11.04
    End of period                                                          $11.25              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.46              $4.41
    End of period                                                           $5.97              $4.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $10.61
    End of period                                                          $11.49              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.79              $9.35
    End of period                                                          $11.19              $8.79
  Accumulation units outstanding
  at the end of period                                                     25,157              28,949

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                     27,438               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.08
    End of period                                                           $9.64              $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.74
    End of period                                                          $14.56              $12.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.44
    End of period                                                          $17.35              $12.59
  Accumulation units outstanding
  at the end of period                                                     17,015              20,620

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.52
    End of period                                                          $11.75              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $13.86
    End of period                                                          $18.55              $15.02
  Accumulation units outstanding
  at the end of period                                                        -                14,826

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.69
    End of period                                                          $13.86              $11.86
  Accumulation units outstanding
  at the end of period                                                     53,929                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A
    End of period                                                          $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.54
    End of period                                                          $10.85              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $17.35
    End of period                                                          $27.41              $23.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $10.86
    End of period                                                          $13.65              $13.26
  Accumulation units outstanding
  at the end of period                                                     21,043              19,134

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $12.41
    End of period                                                          $15.14              $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.53
    End of period                                                          $12.10              $10.69
  Accumulation units outstanding
  at the end of period                                                     30,876              31,330

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.46              $18.64
    End of period                                                          $20.95              $19.46
  Accumulation units outstanding
  at the end of period                                                     14,135              13,206

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $12.53
    End of period                                                          $15.47              $13.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.44
    End of period                                                           $6.12              $5.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.59              $12.66
    End of period                                                          $15.11              $15.59
  Accumulation units outstanding
  at the end of period                                                     32,099              28,831

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $10.84
    End of period                                                          $13.18              $11.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.16
    End of period                                                          $14.42              $12.54
  Accumulation units outstanding
  at the end of period                                                     17,268              17,788

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.71              $7.91
    End of period                                                           $8.98              $8.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.69
    End of period                                                          $14.00              $13.77
  Accumulation units outstanding
  at the end of period                                                     35,565              32,573

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $12.05
    End of period                                                            N/A               $16.02
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $19.43
    End of period                                                          $23.46              $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $7.35
    End of period                                                           $8.56              $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.87              $10.48
    End of period                                                          $22.08              $19.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.19
    End of period                                                          $15.06              $13.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.27
    End of period                                                          $11.15              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.43
    End of period                                                          $15.00              $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.40
    End of period                                                          $11.76              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.18
    End of period                                                          $14.25              $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division(1078)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.16              $22.12
    End of period                                                          $25.88              $23.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.74
    End of period                                                          $25.17              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.11              $24.86
    End of period                                                          $26.86              $26.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.87
    End of period                                                          $12.31              $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.37              $16.17
    End of period                                                          $20.65              $17.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.13              $24.73
    End of period                                                          $29.21              $26.13
  Accumulation units outstanding
  at the end of period                                                      8,525              8,551

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.48              $32.40
    End of period                                                          $38.31              $36.48
  Accumulation units outstanding
  at the end of period                                                      6,501              6,126

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $13.25
    End of period                                                          $16.05              $13.60
  Accumulation units outstanding
  at the end of period                                                     15,512              16,422

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.94
    End of period                                                          $13.92              $12.81
  Accumulation units outstanding
  at the end of period                                                     17,884              17,509

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $18.08
    End of period                                                          $18.79              $18.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.77
    End of period                                                          $15.47              $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.93
    End of period                                                          $12.35              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.26
    End of period                                                          $15.50              $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.43
    End of period                                                          $14.14              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.66              $16.71
    End of period                                                          $19.25              $18.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.54
    End of period                                                            N/A               $9.98
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $16.47
    End of period                                                          $18.80              $16.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $18.24
    End of period                                                          $22.60              $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.92
    End of period                                                          $11.81              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.19              $19.97
    End of period                                                          $23.33              $21.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1137)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.38
    End of period                                                          $12.61              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.48
    End of period                                                          $12.81              $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $12.73
    End of period                                                          $17.08              $14.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.02
    End of period                                                          $15.46              $11.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $16.47
    End of period                                                          $20.27              $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $13.70
    End of period                                                          $16.87              $14.69
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.37
    End of period                                                          $12.40              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $11.02
    End of period                                                          $11.21              $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.44              $4.40
    End of period                                                           $5.94              $4.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.58
    End of period                                                          $11.45              $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.76              $9.18
    End of period                                                          $11.15              $8.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.06
    End of period                                                           $9.60              $8.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.71
    End of period                                                          $14.51              $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.12
    End of period                                                          $17.28              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.50
    End of period                                                          $11.71              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $13.13
    End of period                                                          $18.49              $14.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.69
    End of period                                                          $13.84              $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A
    End of period                                                          $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.54
    End of period                                                          $10.84              $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.00              $17.30
    End of period                                                          $27.31              $23.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $9.85
    End of period                                                          $13.60              $13.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $12.39
    End of period                                                          $15.10              $14.01
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.27
    End of period                                                          $12.07              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.40              $17.04
    End of period                                                          $20.87              $19.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.51
    End of period                                                          $15.43              $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.67              $5.43
    End of period                                                           $6.09              $5.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $11.36
    End of period                                                          $15.10              $15.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.84
    End of period                                                          $13.16              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.77
    End of period                                                          $14.38              $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.68              $7.89
    End of period                                                           $8.95              $8.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $13.65
    End of period                                                          $13.94              $13.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.51
    End of period                                                            N/A               $15.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $19.44
    End of period                                                          $23.44              $20.86
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.04              $7.18
    End of period                                                           $8.36              $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.76              $18.98
    End of period                                                          $21.95              $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $12.14
    End of period                                                          $14.99              $13.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.27
    End of period                                                          $11.13              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.38
    End of period                                                          $14.93              $13.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.53
    End of period                                                          $11.75              $10.83
  Accumulation units outstanding
  at the end of period                                                     13,444              4,614

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.14
    End of period                                                          $14.19              $12.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.04              $22.01
    End of period                                                          $25.73              $23.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.47              $21.76
    End of period                                                          $25.02              $22.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.97              $24.74
    End of period                                                          $26.70              $25.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.83
    End of period                                                          $12.24              $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $16.16
    End of period                                                          $20.61              $17.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.99              $24.48
    End of period                                                          $29.04              $25.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $36.29              $31.41
    End of period                                                          $38.08              $36.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.77
    End of period                                                          $16.00              $13.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.69
    End of period                                                          $13.86              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $18.00
    End of period                                                          $18.69              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $15.15
    End of period                                                          $15.38              $15.15
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.91
    End of period                                                          $12.32              $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.45
    End of period                                                          $15.49              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.41
    End of period                                                          $14.11              $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $16.63
    End of period                                                          $19.13              $18.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.51
    End of period                                                            N/A               $9.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $16.40
    End of period                                                          $18.63              $16.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $18.17
    End of period                                                          $22.49              $19.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.90
    End of period                                                          $11.77              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.08              $19.87
    End of period                                                          $23.20              $21.08
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.83
    End of period                                                          $12.60              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.99
    End of period                                                          $12.79              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.10              $12.67
    End of period                                                          $16.98              $14.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $9.99
    End of period                                                          $15.37              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $16.41
    End of period                                                          $20.18              $17.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.65
    End of period                                                          $16.79              $14.64
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.34
    End of period                                                          $12.35              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $11.00
    End of period                                                          $11.19              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.43              $4.39
    End of period                                                           $5.92              $4.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $10.55
    End of period                                                          $11.41              $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $9.16
    End of period                                                          $11.11              $8.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.04
    End of period                                                           $9.56              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.67
    End of period                                                          $14.45              $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.09
    End of period                                                          $17.22              $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.46
    End of period                                                          $11.66              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.11
    End of period                                                          $18.45              $14.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.29
    End of period                                                          $13.82              $11.85
  Accumulation units outstanding
  at the end of period                                                      2,732              2,732






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.53
    End of period                                                          $10.83              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.93              $17.25
    End of period                                                          $27.20              $22.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $9.82
    End of period                                                          $13.55              $13.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.38
    End of period                                                          $15.06              $13.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.25
    End of period                                                          $12.04              $10.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $16.99
    End of period                                                          $20.79              $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.49
    End of period                                                          $15.39              $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.41
    End of period                                                           $6.07              $5.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $12.65
    End of period                                                          $15.08              $15.57
  Accumulation units outstanding
  at the end of period                                                      2,355              2,355

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.84
    End of period                                                          $13.15              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $10.75
    End of period                                                          $14.34              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $7.88
    End of period                                                           $8.93              $8.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.60
    End of period                                                          $13.88              $13.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.44
    End of period                                                            N/A               $15.85
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.75              $19.25
    End of period                                                          $23.19              $20.75
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.31
    End of period                                                           $8.51              $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.89
    End of period                                                          $21.82              $19.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.10
    End of period                                                          $14.93              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.27
    End of period                                                          $11.12              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.34
    End of period                                                          $14.87              $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.40
    End of period                                                          $11.73              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.10
    End of period                                                          $14.13              $12.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division(1020)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division(1153)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A
    End of period                                                          $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A
    End of period                                                          $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement Income Division(1105)

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A
    End of period                                                          $10.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.92              $21.90
    End of period                                                          $25.58              $22.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.35              $21.66
    End of period                                                          $24.88              $22.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $24.62
    End of period                                                          $26.54              $25.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.77
    End of period                                                          $12.19              $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $16.14
    End of period                                                          $20.57              $17.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.86              $24.36
    End of period                                                          $28.87              $25.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $36.10              $31.26
    End of period                                                          $37.86              $36.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.74
    End of period                                                          $15.95              $13.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.64
    End of period                                                          $13.80              $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $17.91
    End of period                                                          $18.58              $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $15.07
    End of period                                                          $15.29              $15.07
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.845%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.90
    End of period                                                          $12.29              $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.24
    End of period                                                          $15.48              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.39
    End of period                                                          $14.07              $12.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.47              $16.56
    End of period                                                          $19.03              $18.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.48
    End of period                                                            N/A               $9.90
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $16.34
    End of period                                                          $18.54              $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.99              $18.10
    End of period                                                          $22.38              $18.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.88
    End of period                                                          $11.74              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.98              $19.79
    End of period                                                          $23.08              $20.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1134)

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.96
    End of period                                                          $12.59              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.99
    End of period                                                          $12.78              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.61
    End of period                                                          $16.89              $14.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $9.96
    End of period                                                          $15.31              $11.82
  Accumulation units outstanding
  at the end of period                                                     20,457                -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.87              $16.36
    End of period                                                          $20.10              $17.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $13.61
    End of period                                                          $16.72              $14.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.31
    End of period                                                          $12.31              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.99
    End of period                                                          $11.16              $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.42              $4.38
    End of period                                                           $5.90              $4.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $10.53
    End of period                                                          $11.37              $10.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.70              $9.14
    End of period                                                          $11.07              $8.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A
    End of period                                                          $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.02
    End of period                                                           $9.53              $8.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.65
    End of period                                                          $14.40              $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.06
    End of period                                                          $17.16              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.44
    End of period                                                          $11.62              $11.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.10
    End of period                                                          $18.41              $14.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.29
    End of period                                                          $13.81              $11.84
  Accumulation units outstanding
  at the end of period                                                     132,272             95,079






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A
    End of period                                                          $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.53
    End of period                                                          $10.81              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.86              $17.21
    End of period                                                          $27.11              $22.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $9.80
    End of period                                                          $13.50              $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.36
    End of period                                                          $15.03              $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.24
    End of period                                                          $12.01              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.28              $16.95
    End of period                                                          $20.72              $19.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.48
    End of period                                                          $15.36              $13.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.40
    End of period                                                           $6.05              $5.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $11.36
    End of period                                                          $15.07              $15.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.84
    End of period                                                          $13.14              $11.93
  Accumulation units outstanding
  at the end of period                                                     38,565                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $10.73
    End of period                                                          $14.30              $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.65              $7.87
    End of period                                                           $8.91              $8.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.56
    End of period                                                          $13.83              $13.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.37
    End of period                                                            N/A               $15.78
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.65              $19.16
    End of period                                                          $23.07              $20.65
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.30
    End of period                                                           $8.48              $8.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.56              $18.80
    End of period                                                          $21.71              $19.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.07
    End of period                                                          $14.87              $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.27
    End of period                                                          $11.11              $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.30
    End of period                                                          $14.81              $13.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(1108)

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.07
    End of period                                                          $14.08              $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.81              $21.81
    End of period                                                          $25.45              $22.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $22.23              $21.27
    End of period                                                          $24.72              $22.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.71              $24.51
    End of period                                                          $26.40              $25.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.72
    End of period                                                          $12.13              $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.12
    End of period                                                          $20.52              $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.73              $24.25
    End of period                                                          $28.72              $25.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.92              $31.12
    End of period                                                          $37.67              $35.92
  Accumulation units outstanding
  at the end of period                                                      4,713                -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.72
    End of period                                                          $15.90              $13.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.61
    End of period                                                          $13.75              $12.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.98              $17.83
    End of period                                                          $18.48              $17.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.00              $15.01
    End of period                                                          $15.21              $15.00
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.05
    End of period                                                          $12.29              $11.61
  Accumulation units outstanding
  at the end of period                                                     41,763              7,001

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.23
    End of period                                                          $15.47              $11.56
  Accumulation units outstanding
  at the end of period                                                     288,359             14,971

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.94
    End of period                                                          $14.07              $12.52
  Accumulation units outstanding
  at the end of period                                                     15,999              2,571

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $16.74
    End of period                                                          $19.02              $18.46
  Accumulation units outstanding
  at the end of period                                                     23,315              8,178

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.47
    End of period                                                            N/A               $9.90
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.80              $16.51
    End of period                                                          $18.53              $16.80
  Accumulation units outstanding
  at the end of period                                                     10,099              4,092

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.98              $18.88
    End of period                                                          $22.37              $18.98
  Accumulation units outstanding
  at the end of period                                                     29,936              1,458

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.20
    End of period                                                          $11.73              $10.79
  Accumulation units outstanding
  at the end of period                                                     53,094               957

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $19.90
    End of period                                                          $23.07              $20.97
  Accumulation units outstanding
  at the end of period                                                     19,319              6,510






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     341,442              N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.99
    End of period                                                          $12.59              $10.90
  Accumulation units outstanding
  at the end of period                                                     68,944              3,663

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.12
    End of period                                                          $12.78              $11.25
  Accumulation units outstanding
  at the end of period                                                     66,997              8,055






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                     58,442               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.03              $13.25
    End of period                                                          $16.88              $14.03
  Accumulation units outstanding
  at the end of period                                                     100,752             7,303

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.49
    End of period                                                          $15.30              $11.81
  Accumulation units outstanding
  at the end of period                                                     317,007             20,570

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     71,444               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $16.88
    End of period                                                          $20.09              $17.86
  Accumulation units outstanding
  at the end of period                                                     83,090              26,715

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $14.42
    End of period                                                          $16.72              $14.58
  Accumulation units outstanding
  at the end of period                                                     64,423              13,733






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.93
    End of period                                                          $12.30              $11.17
  Accumulation units outstanding
  at the end of period                                                     639,447            200,845

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.96
    End of period                                                          $11.16              $10.97
  Accumulation units outstanding
  at the end of period                                                     219,083             32,185

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.41              $4.38
    End of period                                                           $5.90              $4.41
  Accumulation units outstanding
  at the end of period                                                     192,150               -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $10.47
    End of period                                                          $11.38              $10.21
  Accumulation units outstanding
  at the end of period                                                     15,786              2,936

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.70              $9.27
    End of period                                                          $11.07              $8.70
  Accumulation units outstanding
  at the end of period                                                     843,887            228,766

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                     762,588              N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.26
    End of period                                                           $9.53              $8.31
  Accumulation units outstanding
  at the end of period                                                     29,098              2,632

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.64
    End of period                                                          $14.40              $12.36
  Accumulation units outstanding
  at the end of period                                                     51,275              6,141

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.34
    End of period                                                          $17.15              $12.47
  Accumulation units outstanding
  at the end of period                                                     871,207            220,236

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.63
    End of period                                                          $11.62              $11.14
  Accumulation units outstanding
  at the end of period                                                     113,376             17,495

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.79
    End of period                                                          $18.40              $14.93
  Accumulation units outstanding
  at the end of period                                                     268,616             42,075

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.29
    End of period                                                          $13.81              $11.84
  Accumulation units outstanding
  at the end of period                                                    7,397,066          1,122,059






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     541,742              N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.19
    End of period                                                          $10.81              $10.52
  Accumulation units outstanding
  at the end of period                                                     166,795             54,611

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.86              $20.83
    End of period                                                          $27.10              $22.86
  Accumulation units outstanding
  at the end of period                                                     158,095             30,150

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $10.77
    End of period                                                          $13.50              $13.14
  Accumulation units outstanding
  at the end of period                                                     671,339            197,787

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     47,184               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $13.03
    End of period                                                          $15.03              $13.95
  Accumulation units outstanding
  at the end of period                                                     194,277             42,436






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.48
    End of period                                                          $12.01              $10.63
  Accumulation units outstanding
  at the end of period                                                     408,723             58,754

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.27              $18.49
    End of period                                                          $20.71              $19.27
  Accumulation units outstanding
  at the end of period                                                     356,477            100,147

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.83
    End of period                                                          $15.35              $13.31
  Accumulation units outstanding
  at the end of period                                                     178,743             24,391

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.64              $5.36
    End of period                                                           $6.05              $5.64
  Accumulation units outstanding
  at the end of period                                                     39,518              5,157

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $12.65
    End of period                                                          $15.06              $15.56
  Accumulation units outstanding
  at the end of period                                                    1,365,850           367,899

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.38
    End of period                                                          $13.13              $11.93
  Accumulation units outstanding
  at the end of period                                                     598,196            140,159






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.10
    End of period                                                          $14.30              $12.45
  Accumulation units outstanding
  at the end of period                                                     128,114             16,206

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.65              $7.87
    End of period                                                           $8.91              $8.65
  Accumulation units outstanding
  at the end of period                                                     16,950                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $13.54
    End of period                                                          $13.82              $13.60
  Accumulation units outstanding
  at the end of period                                                     287,381             61,887

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.37
    End of period                                                            N/A               $15.77
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.64              $19.60
    End of period                                                          $23.05              $20.64
  Accumulation units outstanding
  at the end of period                                                      3,748              1,040






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.62
    End of period                                                           $8.48              $8.17
  Accumulation units outstanding
  at the end of period                                                     16,604               351

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.79
    End of period                                                          $21.70              $19.55
  Accumulation units outstanding
  at the end of period                                                      4,426                -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.33
    End of period                                                          $14.86              $13.10
  Accumulation units outstanding
  at the end of period                                                     151,335             20,217






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.34
    End of period                                                          $11.11              $10.49
  Accumulation units outstanding
  at the end of period                                                     137,460             43,226

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.54
    End of period                                                          $14.80              $13.21
  Accumulation units outstanding
  at the end of period                                                     603,032             64,969

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.53
    End of period                                                          $11.72              $10.82
  Accumulation units outstanding
  at the end of period                                                     556,982             55,877

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.29
    End of period                                                          $14.07              $12.78
  Accumulation units outstanding
  at the end of period                                                     918,647            172,880

JNL/S&P Retirement 2015 Division(1044)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     19,750               N/A

JNL/S&P Retirement 2020 Division(1113)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A
    End of period                                                          $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      4,684               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1144)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A
    End of period                                                          $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                      3,910               N/A

JNL/S&P Retirement Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     15,885               N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.80              $22.44
    End of period                                                          $25.44              $22.80
  Accumulation units outstanding
  at the end of period                                                     54,846              5,919

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.24              $21.00
    End of period                                                          $24.73              $22.24
  Accumulation units outstanding
  at the end of period                                                     15,750              2,125

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.70              $24.04
    End of period                                                          $26.39              $25.70
  Accumulation units outstanding
  at the end of period                                                     13,394              1,918

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.70
    End of period                                                          $12.11              $11.80
  Accumulation units outstanding
  at the end of period                                                     311,235             27,322






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.86
    End of period                                                          $20.52              $17.28
  Accumulation units outstanding
  at the end of period                                                     100,001             8,424

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.72              $24.37
    End of period                                                          $28.71              $25.72
  Accumulation units outstanding
  at the end of period                                                     36,403              3,362

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.91              $31.93
    End of period                                                          $37.64              $35.91
  Accumulation units outstanding
  at the end of period                                                     58,267              8,133

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $13.16
    End of period                                                          $15.89              $13.49
  Accumulation units outstanding
  at the end of period                                                     128,392             16,587

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.81
    End of period                                                          $13.74              $12.67
  Accumulation units outstanding
  at the end of period                                                     107,328             8,224

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $17.93
    End of period                                                          $18.47              $17.97
  Accumulation units outstanding
  at the end of period                                                     126,043             24,071






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $14.98
    End of period                                                          $15.20              $14.99
  Accumulation units outstanding
  at the end of period                                                     58,780              15,143





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.03
    End of period                                                          $12.26              $11.58
  Accumulation units outstanding
  at the end of period                                                       221                221

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.32
    End of period                                                          $15.46              $11.55
  Accumulation units outstanding
  at the end of period                                                      3,208                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.37
    End of period                                                          $14.03              $12.49
  Accumulation units outstanding
  at the end of period                                                      1,047                -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $16.66
    End of period                                                          $18.91              $18.37
  Accumulation units outstanding
  at the end of period                                                      1,057               601

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.44
    End of period                                                            N/A               $9.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $16.44
    End of period                                                          $18.44              $16.73
  Accumulation units outstanding
  at the end of period                                                       245                245

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $18.80
    End of period                                                          $22.26              $18.89
  Accumulation units outstanding
  at the end of period                                                       113                 44

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.17
    End of period                                                          $11.69              $10.76
  Accumulation units outstanding
  at the end of period                                                       425                408

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $19.80
    End of period                                                          $22.93              $20.86
  Accumulation units outstanding
  at the end of period                                                       80                  80






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.28
    End of period                                                          $12.58              $10.89
  Accumulation units outstanding
  at the end of period                                                       751                 -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.32
    End of period                                                          $12.77              $11.25
  Accumulation units outstanding
  at the end of period                                                      2,046                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.54
    End of period                                                          $16.78              $13.95
  Accumulation units outstanding
  at the end of period                                                      1,652                -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $9.92
    End of period                                                          $15.24              $11.77
  Accumulation units outstanding
  at the end of period                                                      6,506                -

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                       792                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $16.82
    End of period                                                          $20.00              $17.79
  Accumulation units outstanding
  at the end of period                                                      2,408               230

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $14.37
    End of period                                                          $16.64              $14.52
  Accumulation units outstanding
  at the end of period                                                      1,169               112






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $11.90
    End of period                                                          $12.26              $11.13
  Accumulation units outstanding
  at the end of period                                                     13,315              1,168

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.94
    End of period                                                          $11.13              $10.94
  Accumulation units outstanding
  at the end of period                                                      3,112               386

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.40              $4.37
    End of period                                                           $5.88              $4.40
  Accumulation units outstanding
  at the end of period                                                       186                 -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.50
    End of period                                                          $11.32              $10.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $9.25
    End of period                                                          $11.03              $8.67
  Accumulation units outstanding
  at the end of period                                                     21,819              7,828

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                     15,950               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $7.99
    End of period                                                           $9.49              $8.28
  Accumulation units outstanding
  at the end of period                                                       349                 -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.61
    End of period                                                          $14.34              $12.31
  Accumulation units outstanding
  at the end of period                                                      1,054                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.31
    End of period                                                          $17.09              $12.43
  Accumulation units outstanding
  at the end of period                                                     23,194              12,428

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.60
    End of period                                                          $11.58              $11.10
  Accumulation units outstanding
  at the end of period                                                      5,195              1,449

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $13.76
    End of period                                                          $18.36              $14.90
  Accumulation units outstanding
  at the end of period                                                      5,359               828

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.29
    End of period                                                          $13.79              $11.83
  Accumulation units outstanding
  at the end of period                                                     149,111             25,430






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                      1,023               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.19
    End of period                                                          $10.80              $10.51
  Accumulation units outstanding
  at the end of period                                                     20,837              17,922

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.78              $20.77
    End of period                                                          $27.00              $22.78
  Accumulation units outstanding
  at the end of period                                                      2,877              4,705

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $10.74
    End of period                                                          $13.45              $13.09
  Accumulation units outstanding
  at the end of period                                                     14,836              10,145

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,006               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $13.01
    End of period                                                          $14.99              $13.93
  Accumulation units outstanding
  at the end of period                                                      5,489               541






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.47
    End of period                                                          $11.98              $10.61
  Accumulation units outstanding
  at the end of period                                                     10,242              2,522

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.21              $18.43
    End of period                                                          $20.64              $19.21
  Accumulation units outstanding
  at the end of period                                                      6,658               652

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $12.81
    End of period                                                          $15.31              $13.28
  Accumulation units outstanding
  at the end of period                                                      4,582               559

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.38
    End of period                                                           $6.02              $5.61
  Accumulation units outstanding
  at the end of period                                                      2,404                -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $12.65
    End of period                                                          $15.05              $15.55
  Accumulation units outstanding
  at the end of period                                                     29,158              22,365

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.38
    End of period                                                          $13.12              $11.92
  Accumulation units outstanding
  at the end of period                                                     234,457            227,069






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $11.07
    End of period                                                          $14.26              $12.42
  Accumulation units outstanding
  at the end of period                                                      2,716              1,481

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.63              $7.85
    End of period                                                           $8.88              $8.63
  Accumulation units outstanding
  at the end of period                                                       441                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.50
    End of period                                                          $13.76              $13.55
  Accumulation units outstanding
  at the end of period                                                     17,005              10,407

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.30
    End of period                                                            N/A               $15.69
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.06
    End of period                                                          $22.92              $20.53
  Accumulation units outstanding
  at the end of period                                                       163                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.28
    End of period                                                           $8.45              $8.14
  Accumulation units outstanding
  at the end of period                                                      1,739                -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $18.70
    End of period                                                          $21.57              $19.45
  Accumulation units outstanding
  at the end of period                                                       222                 -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.02
    End of period                                                          $14.80              $13.05
  Accumulation units outstanding
  at the end of period                                                      4,441                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.26
    End of period                                                          $11.10              $10.49
  Accumulation units outstanding
  at the end of period                                                      9,557                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $12.50
    End of period                                                          $14.74              $13.16
  Accumulation units outstanding
  at the end of period                                                     31,272              20,031

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.39
    End of period                                                          $11.71              $10.81
  Accumulation units outstanding
  at the end of period                                                     14,220                -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $12.25
    End of period                                                          $14.01              $12.73
  Accumulation units outstanding
  at the end of period                                                     26,782              8,480

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1210)

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A
    End of period                                                          $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.68              $21.69
    End of period                                                          $25.29              $22.68
  Accumulation units outstanding
  at the end of period                                                      1,360                -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.12              $21.45
    End of period                                                          $24.59              $22.12
  Accumulation units outstanding
  at the end of period                                                       107                 -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.56              $24.38
    End of period                                                          $26.23              $25.56
  Accumulation units outstanding
  at the end of period                                                       333                 -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.64
    End of period                                                          $12.03              $11.73
  Accumulation units outstanding
  at the end of period                                                     18,228              11,008






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $16.85
    End of period                                                          $20.48              $17.26
  Accumulation units outstanding
  at the end of period                                                      1,393               119

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.58              $24.25
    End of period                                                          $28.54              $25.58
  Accumulation units outstanding
  at the end of period                                                      2,621               162

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.72              $31.77
    End of period                                                          $37.43              $35.72
  Accumulation units outstanding
  at the end of period                                                      2,682               144

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.13
    End of period                                                          $15.84              $13.45
  Accumulation units outstanding
  at the end of period                                                       435                305

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.76
    End of period                                                          $13.68              $12.62
  Accumulation units outstanding
  at the end of period                                                      8,053              1,742

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $17.85
    End of period                                                          $18.36              $17.88
  Accumulation units outstanding
  at the end of period                                                     14,905              8,082






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $14.90
    End of period                                                          $15.11              $14.91
  Accumulation units outstanding
  at the end of period                                                      8,703              8,802





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.86
    End of period                                                          $12.22              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.28
    End of period                                                          $15.45              $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.35
    End of period                                                          $14.00              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $16.58
    End of period                                                          $18.81              $18.27
  Accumulation units outstanding
  at the end of period                                                        -                11,243

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.41
    End of period                                                            N/A               $9.82
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $16.20
    End of period                                                          $18.34              $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.80              $18.72
    End of period                                                          $22.14              $18.80
  Accumulation units outstanding
  at the end of period                                                      4,917              5,022

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $9.83
    End of period                                                          $11.66              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.74              $19.59
    End of period                                                          $22.80              $20.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.73
    End of period                                                          $12.57              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.65
    End of period                                                          $12.76              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $12.48
    End of period                                                          $16.69              $13.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.89
    End of period                                                          $15.17              $11.72
  Accumulation units outstanding
  at the end of period                                                     13,788                -

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.71              $16.76
    End of period                                                          $19.90              $17.71
  Accumulation units outstanding
  at the end of period                                                        -                1,349

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $13.51
    End of period                                                          $16.56              $14.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $11.25
    End of period                                                          $12.21              $11.09
  Accumulation units outstanding
  at the end of period                                                      1,636                -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.95
    End of period                                                          $11.10              $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.39              $4.35
    End of period                                                           $5.86              $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.46
    End of period                                                          $11.28              $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.64              $9.22
    End of period                                                          $10.98              $8.64
  Accumulation units outstanding
  at the end of period                                                      2,118              15,021

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.97
    End of period                                                           $9.45              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.58
    End of period                                                          $14.29              $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.28
    End of period                                                          $17.02              $12.39
  Accumulation units outstanding
  at the end of period                                                      1,740               278

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.38
    End of period                                                          $11.53              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.74
    End of period                                                          $18.31              $14.87
  Accumulation units outstanding
  at the end of period                                                     12,194              25,230

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.69
    End of period                                                          $13.78              $11.82
  Accumulation units outstanding
  at the end of period                                                     14,851                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1106)

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.53
    End of period                                                          $10.79              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $17.11
    End of period                                                          $26.90              $22.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $9.74
    End of period                                                          $13.40              $13.05
  Accumulation units outstanding
  at the end of period                                                      1,535                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.32
    End of period                                                          $14.95              $13.90
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.21
    End of period                                                          $11.95              $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $18.38
    End of period                                                          $20.56              $19.15
  Accumulation units outstanding
  at the end of period                                                      1,166               177

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.44
    End of period                                                          $15.28              $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.60              $5.37
    End of period                                                           $6.00              $5.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.36
    End of period                                                          $15.03              $15.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.84
    End of period                                                          $13.10              $11.91
  Accumulation units outstanding
  at the end of period                                                      1,491                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $10.69
    End of period                                                          $14.22              $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $7.84
    End of period                                                           $8.86              $8.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.45
    End of period                                                          $13.70              $13.50
  Accumulation units outstanding
  at the end of period                                                     11,076              6,631

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.22
    End of period                                                            N/A               $15.60
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.43              $18.97
    End of period                                                          $22.79              $20.43
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.26
    End of period                                                           $8.42              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.61
    End of period                                                          $21.45              $19.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.98
    End of period                                                          $14.73              $13.00
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.26
    End of period                                                          $11.08              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.22
    End of period                                                          $14.68              $13.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.39
    End of period                                                          $11.69              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.98
    End of period                                                          $13.95              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division(1029)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1171)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A
    End of period                                                          $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.55              $21.59
    End of period                                                          $25.14              $22.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.00              $21.34
    End of period                                                          $24.45              $22.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.42              $24.27
    End of period                                                          $26.12              $25.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.60
    End of period                                                          $11.98              $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $16.82
    End of period                                                          $20.43              $17.23
  Accumulation units outstanding
  at the end of period                                                     15,711               296

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.45              $24.13
    End of period                                                          $28.37              $25.45
  Accumulation units outstanding
  at the end of period                                                     17,859              8,724

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.51              $31.60
    End of period                                                          $37.19              $35.51
  Accumulation units outstanding
  at the end of period                                                      1,808              1,191

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $13.09
    End of period                                                          $15.78              $13.41
  Accumulation units outstanding
  at the end of period                                                        -                9,851

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.72
    End of period                                                          $13.62              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                4,780

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $17.76
    End of period                                                          $18.26              $17.78
  Accumulation units outstanding
  at the end of period                                                       715                749






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.86
    End of period                                                          $15.02              $14.83
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.955%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.57
    End of period                                                          $15.45              $11.55
  Accumulation units outstanding
  at the end of period                                                       746                 54

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A
    End of period                                                          $12.76               N/A
  Accumulation units outstanding
  at the end of period                                                       140                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.48
    End of period                                                          $16.68              $13.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $14.87               N/A
    End of period                                                          $15.16               N/A
  Accumulation units outstanding
  at the end of period                                                       182                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $11.86
    End of period                                                          $12.21              $11.09
  Accumulation units outstanding
  at the end of period                                                      4,871              2,963

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.92
    End of period                                                          $11.10              $10.92
  Accumulation units outstanding
  at the end of period                                                      5,208              2,468

JNL/MCM Communications Sector Division(1156)

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A
    End of period                                                           $5.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.64              $9.22
    End of period                                                          $10.98              $8.64
  Accumulation units outstanding
  at the end of period                                                      6,198              4,752

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A
    End of period                                                          $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                       155                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.97
    End of period                                                           $9.45              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.14
    End of period                                                          $14.28              $12.27
  Accumulation units outstanding
  at the end of period                                                       271                 50

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.28
    End of period                                                          $17.02              $12.38
  Accumulation units outstanding
  at the end of period                                                      4,476              2,757

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.60
    End of period                                                          $11.53              $11.06
  Accumulation units outstanding
  at the end of period                                                       213                 37

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.75
    End of period                                                          $18.32              $14.87
  Accumulation units outstanding
  at the end of period                                                       545                 69

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.15
    End of period                                                          $13.78              $11.82
  Accumulation units outstanding
  at the end of period                                                      4,705               431






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.69              $19.71
    End of period                                                          $26.88              $22.69
  Accumulation units outstanding
  at the end of period                                                       150                 27

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $10.70
    End of period                                                          $13.39              $13.05
  Accumulation units outstanding
  at the end of period                                                      5,460              3,722

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.99
    End of period                                                          $14.95              $13.90
  Accumulation units outstanding
  at the end of period                                                       579                 73






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.45
    End of period                                                          $11.95              $10.58
  Accumulation units outstanding
  at the end of period                                                      2,298               330

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $18.37
    End of period                                                          $20.55              $19.14
  Accumulation units outstanding
  at the end of period                                                      2,191              1,408

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.79
    End of period                                                          $15.28              $13.26
  Accumulation units outstanding
  at the end of period                                                       653                 77

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $13.55
    End of period                                                          $15.03              $15.54
  Accumulation units outstanding
  at the end of period                                                      2,436               211

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A
    End of period                                                          $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                       128                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $13.44
    End of period                                                          $13.69              $13.49
  Accumulation units outstanding
  at the end of period                                                      4,968              2,616

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.98
    End of period                                                          $14.73              $12.99
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A
    End of period                                                          $13.94               N/A
  Accumulation units outstanding
  at the end of period                                                      1,707               N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.54              $21.58
    End of period                                                          $25.12              $22.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $28.19               N/A
    End of period                                                          $28.36               N/A
  Accumulation units outstanding
  at the end of period                                                       32                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.51              $30.79
    End of period                                                          $37.19              $35.51
  Accumulation units outstanding
  at the end of period                                                       24                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $12.65
    End of period                                                          $15.78              $13.41
  Accumulation units outstanding
  at the end of period                                                       173                 -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $12.71
    End of period                                                          $13.61              $12.55
  Accumulation units outstanding
  at the end of period                                                       460                 82

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $17.75
    End of period                                                          $18.24              $17.77
  Accumulation units outstanding
  at the end of period                                                       668                116






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.82
    End of period                                                          $15.01              $14.83
  Accumulation units outstanding
  at the end of period                                                      1,235               568





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.98%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.57
    End of period                                                          $15.44              $11.55
  Accumulation units outstanding
  at the end of period                                                      2,295               197

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.88
    End of period                                                          $11.08              $10.91
  Accumulation units outstanding
  at the end of period                                                      1,562               349

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A
    End of period                                                          $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,037               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $12.41
    End of period                                                          $14.25              $12.25
  Accumulation units outstanding
  at the end of period                                                       753                183

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $11.23
    End of period                                                          $11.50              $11.04
  Accumulation units outstanding
  at the end of period                                                       612                135

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $14.89
    End of period                                                          $18.28              $14.85
  Accumulation units outstanding
  at the end of period                                                       871                204

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.98
    End of period                                                          $13.77              $11.82
  Accumulation units outstanding
  at the end of period                                                     43,450              1,267






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.66              $23.15
    End of period                                                          $26.83              $22.66
  Accumulation units outstanding
  at the end of period                                                       405                 98

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $14.04
    End of period                                                          $14.93              $13.88
  Accumulation units outstanding
  at the end of period                                                      1,021               216






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.74
    End of period                                                          $11.93              $10.57
  Accumulation units outstanding
  at the end of period                                                      1,293               282

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $13.45
    End of period                                                          $15.25              $13.24
  Accumulation units outstanding
  at the end of period                                                      1,005               226

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $15.89
    End of period                                                          $15.02              $15.53
  Accumulation units outstanding
  at the end of period                                                       767                143

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $13.45
    End of period                                                          $13.66              $13.47
  Accumulation units outstanding
  at the end of period                                                      9,221               564

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A
    End of period                                                          $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.52
    End of period                                                          $13.58              $12.53
  Accumulation units outstanding
  at the end of period                                                      2,463               303

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.72              $17.69
    End of period                                                          $18.19              $17.72
  Accumulation units outstanding
  at the end of period                                                      6,655               429






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $14.76
    End of period                                                          $14.97              $14.79
  Accumulation units outstanding
  at the end of period                                                      2,375               514





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.84
    End of period                                                          $12.20              $11.54
  Accumulation units outstanding
  at the end of period                                                      1,218                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.74
    End of period                                                          $15.44              $11.55
  Accumulation units outstanding
  at the end of period                                                     18,503              7,720

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.88
    End of period                                                          $13.96              $12.44
  Accumulation units outstanding
  at the end of period                                                       560                554

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $16.51
    End of period                                                          $18.71              $18.19
  Accumulation units outstanding
  at the end of period                                                      1,801               286

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.38
    End of period                                                            N/A               $9.79
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $16.14
    End of period                                                          $18.26              $16.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $17.86
    End of period                                                          $22.02              $18.70
  Accumulation units outstanding
  at the end of period                                                      2,639                -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.13
    End of period                                                          $11.62              $10.70
  Accumulation units outstanding
  at the end of period                                                     16,529              3,175

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.65              $19.50
    End of period                                                          $22.68              $20.65
  Accumulation units outstanding
  at the end of period                                                       224                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      9,677               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $11.03
    End of period                                                          $12.56              $10.88
  Accumulation units outstanding
  at the end of period                                                      8,007               482

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.48
    End of period                                                          $12.75              $11.24
  Accumulation units outstanding
  at the end of period                                                      2,155                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      9,481               N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.43
    End of period                                                          $16.60              $13.81
  Accumulation units outstanding
  at the end of period                                                      7,444                -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.39
    End of period                                                          $15.11              $11.68
  Accumulation units outstanding
  at the end of period                                                     63,720              5,918

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                       900                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.66              $16.71
    End of period                                                          $19.83              $17.66
  Accumulation units outstanding
  at the end of period                                                      3,258                77

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.42              $14.27
    End of period                                                          $16.50              $14.42
  Accumulation units outstanding
  at the end of period                                                      3,371               332






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.83
    End of period                                                          $12.17              $11.06
  Accumulation units outstanding
  at the end of period                                                     63,498              25,460

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.91
    End of period                                                          $11.08              $10.90
  Accumulation units outstanding
  at the end of period                                                     60,827              12,729

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.34
    End of period                                                           $5.84              $4.37
  Accumulation units outstanding
  at the end of period                                                     11,998                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.44
    End of period                                                          $11.24              $10.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.62              $9.20
    End of period                                                          $10.95              $8.62
  Accumulation units outstanding
  at the end of period                                                     68,545              29,789

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                     34,015               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $8.19
    End of period                                                           $9.42              $8.22
  Accumulation units outstanding
  at the end of period                                                      8,827              1,924

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.55
    End of period                                                          $14.24              $12.24
  Accumulation units outstanding
  at the end of period                                                      2,878                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.25
    End of period                                                          $16.97              $12.35
  Accumulation units outstanding
  at the end of period                                                     74,402              31,559

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.55
    End of period                                                          $11.49              $11.03
  Accumulation units outstanding
  at the end of period                                                      5,876               366

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $13.73
    End of period                                                          $18.28              $14.85
  Accumulation units outstanding
  at the end of period                                                     55,996              15,683

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.28
    End of period                                                          $13.76              $11.82
  Accumulation units outstanding
  at the end of period                                                     582,231            128,452






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     13,253               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.18
    End of period                                                          $10.78              $10.50
  Accumulation units outstanding
  at the end of period                                                      6,859               710

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.64              $20.66
    End of period                                                          $26.81              $22.64
  Accumulation units outstanding
  at the end of period                                                     13,138              6,428

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $10.68
    End of period                                                          $13.35              $13.01
  Accumulation units outstanding
  at the end of period                                                     50,772              26,054

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,816               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.97
    End of period                                                          $14.92              $13.87
  Accumulation units outstanding
  at the end of period                                                     52,225              14,036






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.44
    End of period                                                          $11.92              $10.57
  Accumulation units outstanding
  at the end of period                                                     65,821              16,863

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.09              $18.33
    End of period                                                          $20.49              $19.09
  Accumulation units outstanding
  at the end of period                                                     38,520              19,600

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.77
    End of period                                                          $15.24              $13.23
  Accumulation units outstanding
  at the end of period                                                     45,592              10,545

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.58              $5.35
    End of period                                                           $5.98              $5.58
  Accumulation units outstanding
  at the end of period                                                      4,026                -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $12.64
    End of period                                                          $15.02              $15.53
  Accumulation units outstanding
  at the end of period                                                     95,132              20,584

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.37
    End of period                                                          $13.09              $11.91
  Accumulation units outstanding
  at the end of period                                                     107,266             1,582






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.03
    End of period                                                          $14.18              $12.37
  Accumulation units outstanding
  at the end of period                                                     15,098               819

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $7.82
    End of period                                                           $8.83              $8.59
  Accumulation units outstanding
  at the end of period                                                      5,683                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.41
    End of period                                                          $13.64              $13.45
  Accumulation units outstanding
  at the end of period                                                     43,173              8,334

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.16
    End of period                                                            N/A               $15.53
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.33              $18.89
    End of period                                                          $22.67              $20.33
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.10              $7.24
    End of period                                                           $8.40              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.25              $19.09
    End of period                                                          $21.33              $19.25
  Accumulation units outstanding
  at the end of period                                                      1,625              1,625

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.94
    End of period                                                          $14.67              $12.95
  Accumulation units outstanding
  at the end of period                                                       894                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.26
    End of period                                                          $11.07              $10.47
  Accumulation units outstanding
  at the end of period                                                     12,385                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.42
    End of period                                                          $14.62              $13.06
  Accumulation units outstanding
  at the end of period                                                     56,624              21,065

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.52
    End of period                                                          $11.69              $10.80
  Accumulation units outstanding
  at the end of period                                                      6,313               126

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.94
    End of period                                                          $13.89              $12.63
  Accumulation units outstanding
  at the end of period                                                     12,729                -

JNL/S&P Retirement 2015 Division(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     13,688               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A
    End of period                                                          $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                       342                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.45              $22.12
    End of period                                                          $25.01              $22.45
  Accumulation units outstanding
  at the end of period                                                      2,763               560

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.89              $19.81
    End of period                                                          $24.32              $21.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.30              $24.16
    End of period                                                          $25.95              $25.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.55
    End of period                                                          $11.92              $11.63
  Accumulation units outstanding
  at the end of period                                                     38,460                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.06
    End of period                                                          $20.39              $17.20
  Accumulation units outstanding
  at the end of period                                                      3,438                -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.33              $24.03
    End of period                                                          $28.23              $25.33
  Accumulation units outstanding
  at the end of period                                                      4,629               106

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.35              $31.47
    End of period                                                          $37.01              $35.35
  Accumulation units outstanding
  at the end of period                                                     13,423              1,233

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $13.06
    End of period                                                          $15.74              $13.38
  Accumulation units outstanding
  at the end of period                                                      9,400              4,509

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $12.68
    End of period                                                          $13.57              $12.52
  Accumulation units outstanding
  at the end of period                                                     16,509               874

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $17.68
    End of period                                                          $18.16              $17.70
  Accumulation units outstanding
  at the end of period                                                     14,716              4,727






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.77
    End of period                                                          $14.94              $14.76
  Accumulation units outstanding
  at the end of period                                                      7,166              1,036



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.99
    End of period                                                          $12.20              $11.53
  Accumulation units outstanding
  at the end of period                                                     41,493              14,639

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.22
    End of period                                                          $15.44              $11.55
  Accumulation units outstanding
  at the end of period                                                     36,998              12,502

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.88
    End of period                                                          $13.96              $12.44
  Accumulation units outstanding
  at the end of period                                                      8,603              7,280

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.18              $16.51
    End of period                                                          $18.70              $18.18
  Accumulation units outstanding
  at the end of period                                                      2,284               273

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.38
    End of period                                                            N/A               $9.78
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.57              $16.31
    End of period                                                          $18.25              $16.57
  Accumulation units outstanding
  at the end of period                                                      3,062              2,293

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $18.64
    End of period                                                          $22.03              $18.71
  Accumulation units outstanding
  at the end of period                                                     13,492              6,927

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.12
    End of period                                                          $11.62              $10.70
  Accumulation units outstanding
  at the end of period                                                     57,297              24,642

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.63              $19.61
    End of period                                                          $22.67              $20.63
  Accumulation units outstanding
  at the end of period                                                     12,442              1,719






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1129)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      4,270               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.53
    End of period                                                          $12.56              $10.88
  Accumulation units outstanding
  at the end of period                                                     41,922              15,014

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.15
    End of period                                                          $12.75              $11.24
  Accumulation units outstanding
  at the end of period                                                     31,918              13,819






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     27,688               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $13.06
    End of period                                                          $16.59              $13.81
  Accumulation units outstanding
  at the end of period                                                     23,739              15,922

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.39
    End of period                                                          $15.10              $11.68
  Accumulation units outstanding
  at the end of period                                                     376,817            242,583

JNL/Lazard Emerging Markets Division(1082)

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                      8,250               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.65              $16.70
    End of period                                                          $19.82              $17.65
  Accumulation units outstanding
  at the end of period                                                     65,069              45,411

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $14.27
    End of period                                                          $16.50              $14.41
  Accumulation units outstanding
  at the end of period                                                     25,043              99,855






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.83
    End of period                                                          $12.17              $11.06
  Accumulation units outstanding
  at the end of period                                                     652,743            496,075

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.91
    End of period                                                          $11.07              $10.90
  Accumulation units outstanding
  at the end of period                                                     295,406            194,963

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.30
    End of period                                                           $5.83              $4.37
  Accumulation units outstanding
  at the end of period                                                     46,705              2,529

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.37
    End of period                                                          $11.24              $10.11
  Accumulation units outstanding
  at the end of period                                                      4,803              3,236

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.62              $9.20
    End of period                                                          $10.94              $8.62
  Accumulation units outstanding
  at the end of period                                                     813,239            623,837

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     64,072               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $8.19
    End of period                                                           $9.42              $8.22
  Accumulation units outstanding
  at the end of period                                                     29,499              21,905

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.54
    End of period                                                          $14.24              $12.24
  Accumulation units outstanding
  at the end of period                                                     13,484              9,277

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.25
    End of period                                                          $16.96              $12.35
  Accumulation units outstanding
  at the end of period                                                     715,137            551,793

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.54
    End of period                                                          $11.49              $11.03
  Accumulation units outstanding
  at the end of period                                                     27,783              43,997

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $13.72
    End of period                                                          $18.27              $14.84
  Accumulation units outstanding
  at the end of period                                                     218,310            167,610

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.28
    End of period                                                          $13.76              $11.82
  Accumulation units outstanding
  at the end of period                                                    2,310,639          1,913,875






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     20,673               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.18
    End of period                                                          $10.77              $10.49
  Accumulation units outstanding
  at the end of period                                                     106,242             45,331

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.63              $20.65
    End of period                                                          $26.80              $22.63
  Accumulation units outstanding
  at the end of period                                                     32,791              38,179

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $10.68
    End of period                                                          $13.35              $13.01
  Accumulation units outstanding
  at the end of period                                                     587,090            457,837

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      3,801               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.97
    End of period                                                          $14.92              $13.87
  Accumulation units outstanding
  at the end of period                                                     229,918            159,831






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.44
    End of period                                                          $11.92              $10.57
  Accumulation units outstanding
  at the end of period                                                     442,231            347,527

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.09              $18.33
    End of period                                                          $20.48              $19.09
  Accumulation units outstanding
  at the end of period                                                     417,554            294,181

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.77
    End of period                                                          $15.24              $13.23
  Accumulation units outstanding
  at the end of period                                                     229,893            161,293

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.58              $5.31
    End of period                                                           $5.98              $5.58
  Accumulation units outstanding
  at the end of period                                                     40,402              16,447

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $12.64
    End of period                                                          $15.01              $15.53
  Accumulation units outstanding
  at the end of period                                                     579,885            390,972

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.37
    End of period                                                          $13.09              $11.91
  Accumulation units outstanding
  at the end of period                                                     762,559            657,611






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.03
    End of period                                                          $14.18              $12.37
  Accumulation units outstanding
  at the end of period                                                     45,552              19,490

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $7.80
    End of period                                                           $8.83              $8.59
  Accumulation units outstanding
  at the end of period                                                      1,801               796

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.40
    End of period                                                          $13.64              $13.45
  Accumulation units outstanding
  at the end of period                                                     198,931            121,825

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.15
    End of period                                                            N/A               $15.52
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.32              $19.32
    End of period                                                          $22.65              $20.32
  Accumulation units outstanding
  at the end of period                                                       707                499






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.10              $7.56
    End of period                                                           $8.39              $8.10
  Accumulation units outstanding
  at the end of period                                                     10,144              8,100

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $19.09
    End of period                                                          $21.32              $19.24
  Accumulation units outstanding
  at the end of period                                                     23,195              4,202

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.20
    End of period                                                          $14.67              $12.95
  Accumulation units outstanding
  at the end of period                                                     10,923              8,496






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.33
    End of period                                                          $11.07              $10.47
  Accumulation units outstanding
  at the end of period                                                     86,421              30,345

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.42
    End of period                                                          $14.61              $13.06
  Accumulation units outstanding
  at the end of period                                                     99,808              78,797

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.52
    End of period                                                          $11.68              $10.80
  Accumulation units outstanding
  at the end of period                                                     216,955            151,554

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $12.17
    End of period                                                          $13.89              $12.63
  Accumulation units outstanding
  at the end of period                                                     270,375            242,540

JNL/S&P Retirement 2015 Division(1110)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     14,667               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.43              $22.11
    End of period                                                          $24.99              $22.43
  Accumulation units outstanding
  at the end of period                                                     33,061              25,852

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.88              $21.24
    End of period                                                          $24.31              $21.88
  Accumulation units outstanding
  at the end of period                                                      6,038                -

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.29              $23.69
    End of period                                                          $25.93              $25.29
  Accumulation units outstanding
  at the end of period                                                     22,533              17,234

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.53
    End of period                                                          $11.90              $11.62
  Accumulation units outstanding
  at the end of period                                                     62,225              44,930






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.80
    End of period                                                          $20.39              $17.20
  Accumulation units outstanding
  at the end of period                                                     38,886              63,035

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.31              $24.01
    End of period                                                          $28.21              $25.31
  Accumulation units outstanding
  at the end of period                                                     42,769              14,639

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.34              $31.46
    End of period                                                          $36.99              $35.34
  Accumulation units outstanding
  at the end of period                                                     126,908             47,066

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $13.06
    End of period                                                          $15.74              $13.37
  Accumulation units outstanding
  at the end of period                                                     72,346              53,924

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $12.67
    End of period                                                          $13.56              $12.52
  Accumulation units outstanding
  at the end of period                                                     82,181              36,088

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $17.67
    End of period                                                          $18.15              $17.69
  Accumulation units outstanding
  at the end of period                                                     176,268             84,153






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.76
    End of period                                                          $14.94              $14.76
  Accumulation units outstanding
  at the end of period                                                     61,101              25,591





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.84
    End of period                                                          $12.19              $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.71
    End of period                                                          $15.43              $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.33
    End of period                                                          $13.95              $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $16.31
    End of period                                                          $18.68              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.37
    End of period                                                            N/A               $9.78
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.56              $16.12
    End of period                                                          $18.23              $16.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $17.85
    End of period                                                          $22.01              $18.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.80
    End of period                                                          $11.61              $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.61              $19.47
    End of period                                                          $22.64              $20.61
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1112)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.98
    End of period                                                          $12.55              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.13
    End of period                                                          $12.75              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.41
    End of period                                                          $16.57              $13.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $9.84
    End of period                                                          $15.09              $11.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $16.17
    End of period                                                          $19.81              $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.45
    End of period                                                          $16.48              $14.40
  Accumulation units outstanding
  at the end of period                                                     16,963                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.82
    End of period                                                          $12.16              $11.05
  Accumulation units outstanding
  at the end of period                                                     21,935              11,095

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.93
    End of period                                                          $11.07              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.34
    End of period                                                           $5.83              $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $10.43
    End of period                                                          $11.23              $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $9.05
    End of period                                                          $10.93              $8.61
  Accumulation units outstanding
  at the end of period                                                     47,100                -

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     99,105               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $7.94
    End of period                                                           $9.41              $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.53
    End of period                                                          $14.22              $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $10.96
    End of period                                                          $16.95              $12.34
  Accumulation units outstanding
  at the end of period                                                     80,632                -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.34
    End of period                                                          $11.48              $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $13.03
    End of period                                                          $18.26              $14.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.68
    End of period                                                          $13.76              $11.81
  Accumulation units outstanding
  at the end of period                                                     374,300               -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1112)

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     34,242               N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.50              $9.87
    End of period                                                          $10.77              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.62              $17.05
    End of period                                                          $26.78              $22.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $9.71
    End of period                                                          $13.33              $13.00
  Accumulation units outstanding
  at the end of period                                                     64,682                -

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     14,163               N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.30
    End of period                                                          $14.91              $13.87
  Accumulation units outstanding
  at the end of period                                                     17,980                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.19
    End of period                                                          $11.91              $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $16.79
    End of period                                                          $20.47              $19.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.41
    End of period                                                          $15.23              $13.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $5.35
    End of period                                                           $5.98              $5.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.35
    End of period                                                          $15.01              $15.53
  Accumulation units outstanding
  at the end of period                                                     62,854                -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.83
    End of period                                                          $13.09              $11.90
  Accumulation units outstanding
  at the end of period                                                     11,184                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.03
    End of period                                                          $14.17              $12.36
  Accumulation units outstanding
  at the end of period                                                      4,880              2,553

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $7.82
    End of period                                                           $8.83              $8.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $13.39
    End of period                                                          $13.63              $13.43
  Accumulation units outstanding
  at the end of period                                                      4,467              2,219

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.14
    End of period                                                            N/A               $15.50
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $18.86
    End of period                                                          $22.63              $20.29
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.24
    End of period                                                           $8.39              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.22              $18.50
    End of period                                                          $21.30              $19.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.93
    End of period                                                          $14.66              $12.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.26
    End of period                                                          $11.07              $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.17
    End of period                                                          $14.60              $13.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.39
    End of period                                                          $11.68              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.93
    End of period                                                          $13.87              $12.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.41              $22.09
    End of period                                                          $24.96              $22.41
  Accumulation units outstanding
  at the end of period                                                      2,664              1,354

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.26              $24.13
    End of period                                                          $25.90              $25.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.53
    End of period                                                          $11.90              $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.06
    End of period                                                          $20.38              $17.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.28              $23.87
    End of period                                                          $28.18              $25.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.30              $30.63
    End of period                                                          $36.95              $35.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $13.06
    End of period                                                          $15.73              $13.37
  Accumulation units outstanding
  at the end of period                                                      4,884              2,516

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.46
    End of period                                                          $13.55              $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $17.55
    End of period                                                          $18.13              $17.67
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $14.77
    End of period                                                          $14.92              $14.74
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.83
    End of period                                                          $12.18              $11.53
  Accumulation units outstanding
  at the end of period                                                      6,657                -

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A
    End of period                                                          $15.42               N/A
  Accumulation units outstanding
  at the end of period                                                      7,324               N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.33
    End of period                                                          $13.95              $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.14              $16.30
    End of period                                                          $18.66              $18.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.36
    End of period                                                            N/A               $9.77
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.54              $16.10
    End of period                                                          $18.21              $16.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.68              $17.84
    End of period                                                          $21.98              $18.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.79
    End of period                                                          $11.60              $10.69
  Accumulation units outstanding
  at the end of period                                                      4,495                -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.59              $19.45
    End of period                                                          $22.61              $20.59
  Accumulation units outstanding
  at the end of period                                                       399                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     17,215               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A
    End of period                                                          $12.56               N/A
  Accumulation units outstanding
  at the end of period                                                      8,040               N/A

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.60
    End of period                                                          $12.75              $11.24
  Accumulation units outstanding
  at the end of period                                                      5,152               568






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,113               N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.40
    End of period                                                          $16.55              $13.78
  Accumulation units outstanding
  at the end of period                                                       264                 -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.37
    End of period                                                          $15.08              $11.66
  Accumulation units outstanding
  at the end of period                                                     58,000              5,253

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      2,364               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.62              $16.68
    End of period                                                          $19.79              $17.62
  Accumulation units outstanding
  at the end of period                                                     10,110               628

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.25
    End of period                                                          $16.47              $14.39
  Accumulation units outstanding
  at the end of period                                                      5,355              1,853






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $11.82
    End of period                                                          $12.15              $11.04
  Accumulation units outstanding
  at the end of period                                                     22,100              7,609

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.90
    End of period                                                          $11.06              $10.89
  Accumulation units outstanding
  at the end of period                                                     11,827               609

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.34
    End of period                                                           $5.82              $4.37
  Accumulation units outstanding
  at the end of period                                                      2,859                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.09              $10.43
    End of period                                                          $11.22              $10.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $9.19
    End of period                                                          $10.93              $8.61
  Accumulation units outstanding
  at the end of period                                                     32,947              9,063

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A
    End of period                                                          $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     12,511               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.18
    End of period                                                           $9.40              $8.21
  Accumulation units outstanding
  at the end of period                                                      6,290              1,014

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.53
    End of period                                                          $14.21              $12.22
  Accumulation units outstanding
  at the end of period                                                       206                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.24
    End of period                                                          $16.94              $12.33
  Accumulation units outstanding
  at the end of period                                                     37,532              8,068

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.34
    End of period                                                          $11.47              $11.02
  Accumulation units outstanding
  at the end of period                                                       491                 -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $13.71
    End of period                                                          $18.25              $14.83
  Accumulation units outstanding
  at the end of period                                                      9,898               364

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.98
    End of period                                                          $13.76              $11.81
  Accumulation units outstanding
  at the end of period                                                     283,770             22,545






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1090)

  Accumulation unit value:
    Beginning of period                                                     $8.90               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                      3,308               N/A

JNL/MCM Nasdaq 15 Division(987)

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A
    End of period                                                          $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      5,912               N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.60              $20.63
    End of period                                                          $26.76              $22.60
  Accumulation units outstanding
  at the end of period                                                      5,616               655

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $10.67
    End of period                                                          $13.32              $12.99
  Accumulation units outstanding
  at the end of period                                                     38,868              8,733

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.96
    End of period                                                          $14.90              $13.86
  Accumulation units outstanding
  at the end of period                                                      7,201               377






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.43
    End of period                                                          $11.91              $10.56
  Accumulation units outstanding
  at the end of period                                                      9,196               784

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.06              $18.31
    End of period                                                          $20.45              $19.06
  Accumulation units outstanding
  at the end of period                                                     12,139              4,442

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.76
    End of period                                                          $15.22              $13.22
  Accumulation units outstanding
  at the end of period                                                     10,388               383

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $5.31
    End of period                                                           $5.97              $5.57
  Accumulation units outstanding
  at the end of period                                                       212                606

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.58
    End of period                                                          $15.01              $15.53
  Accumulation units outstanding
  at the end of period                                                     35,388              15,663

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.37
    End of period                                                          $13.08              $11.90
  Accumulation units outstanding
  at the end of period                                                     89,585              15,680






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.02
    End of period                                                          $14.16              $12.35
  Accumulation units outstanding
  at the end of period                                                     18,210               642

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.82
    End of period                                                           $8.82              $8.58
  Accumulation units outstanding
  at the end of period                                                      4,455                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $13.38
    End of period                                                          $13.61              $13.42
  Accumulation units outstanding
  at the end of period                                                     26,640              1,121

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.12
    End of period                                                            N/A               $15.49
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(1054)

  Accumulation unit value:
    Beginning of period                                                    $21.33               N/A
    End of period                                                          $22.60               N/A
  Accumulation units outstanding
  at the end of period                                                       263                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.24
    End of period                                                           $8.38              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.20              $18.49
    End of period                                                          $21.27              $19.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.19
    End of period                                                          $14.64              $12.93
  Accumulation units outstanding
  at the end of period                                                      6,026               425






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.26
    End of period                                                          $11.07              $10.47
  Accumulation units outstanding
  at the end of period                                                      9,921                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.40
    End of period                                                          $14.59              $13.04
  Accumulation units outstanding
  at the end of period                                                      6,961              3,642

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.39
    End of period                                                          $11.68              $10.79
  Accumulation units outstanding
  at the end of period                                                     43,607                -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.92
    End of period                                                          $13.86              $12.61
  Accumulation units outstanding
  at the end of period                                                      9,839                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1123)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                       422                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.39              $22.07
    End of period                                                          $24.94              $22.39
  Accumulation units outstanding
  at the end of period                                                      7,002               371

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.84              $21.20
    End of period                                                          $24.25              $21.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.24              $24.10
    End of period                                                          $25.87              $25.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.50
    End of period                                                          $11.86              $11.58
  Accumulation units outstanding
  at the end of period                                                      1,196                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $16.80
    End of period                                                          $20.37              $17.19
  Accumulation units outstanding
  at the end of period                                                      6,346               902

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.26              $23.97
    End of period                                                          $28.14              $25.26
  Accumulation units outstanding
  at the end of period                                                      8,958               216

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.26              $31.40
    End of period                                                          $36.91              $35.26
  Accumulation units outstanding
  at the end of period                                                     14,949               825

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.05
    End of period                                                          $15.71              $13.36
  Accumulation units outstanding
  at the end of period                                                      9,171               472

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $12.66
    End of period                                                          $13.54              $12.50
  Accumulation units outstanding
  at the end of period                                                     20,890              1,554

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.65              $17.64
    End of period                                                          $18.11              $17.65
  Accumulation units outstanding
  at the end of period                                                     15,375              2,475






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $14.76
    End of period                                                          $14.90              $14.73
  Accumulation units outstanding
  at the end of period                                                      4,722                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.82
    End of period                                                          $12.16              $11.51
  Accumulation units outstanding
  at the end of period                                                      4,554                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.26
    End of period                                                          $15.42              $11.54
  Accumulation units outstanding
  at the end of period                                                     17,324              2,094

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.86
    End of period                                                          $13.92              $12.41
  Accumulation units outstanding
  at the end of period                                                      4,199               349

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $16.43
    End of period                                                          $18.60              $18.09
  Accumulation units outstanding
  at the end of period                                                      2,479              2,261

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.34
    End of period                                                            N/A               $9.74
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.24
    End of period                                                          $18.16              $16.50
  Accumulation units outstanding
  at the end of period                                                       427                421

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $18.56
    End of period                                                          $21.92              $18.63
  Accumulation units outstanding
  at the end of period                                                      2,850               352

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.10
    End of period                                                          $11.58              $10.67
  Accumulation units outstanding
  at the end of period                                                     36,279              23,087

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.51
    End of period                                                          $22.53              $20.53
  Accumulation units outstanding
  at the end of period                                                      3,745              1,974






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     11,791               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.43
    End of period                                                          $12.55              $10.88
  Accumulation units outstanding
  at the end of period                                                      3,832                -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.15
    End of period                                                          $12.74              $11.24
  Accumulation units outstanding
  at the end of period                                                      5,884              1,468






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,546               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.99
    End of period                                                          $16.49              $13.73
  Accumulation units outstanding
  at the end of period                                                     10,656              3,884

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.35
    End of period                                                          $15.04              $11.63
  Accumulation units outstanding
  at the end of period                                                     12,179              1,462

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      4,531               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $16.64
    End of period                                                          $19.73              $17.58
  Accumulation units outstanding
  at the end of period                                                      5,978              4,646

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $14.22
    End of period                                                          $16.42              $14.35
  Accumulation units outstanding
  at the end of period                                                      4,615              2,748






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $11.80
    End of period                                                          $12.12              $11.02
  Accumulation units outstanding
  at the end of period                                                     29,010              9,130

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.89
    End of period                                                          $11.05              $10.88
  Accumulation units outstanding
  at the end of period                                                     12,789              1,960

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.36              $4.33
    End of period                                                           $5.81              $4.36
  Accumulation units outstanding
  at the end of period                                                      9,074                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.41
    End of period                                                          $11.19              $10.07
  Accumulation units outstanding
  at the end of period                                                       730                 -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $9.17
    End of period                                                          $10.90              $8.59
  Accumulation units outstanding
  at the end of period                                                     45,907              21,036

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A
    End of period                                                          $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     36,938               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $8.16
    End of period                                                           $9.37              $8.19
  Accumulation units outstanding
  at the end of period                                                      6,878              2,602

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.51
    End of period                                                          $14.18              $12.20
  Accumulation units outstanding
  at the end of period                                                      9,070              4,389

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.23
    End of period                                                          $16.91              $12.32
  Accumulation units outstanding
  at the end of period                                                     37,068              9,632

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.51
    End of period                                                          $11.45              $10.99
  Accumulation units outstanding
  at the end of period                                                     13,817              6,146

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $13.73
    End of period                                                          $18.26              $14.84
  Accumulation units outstanding
  at the end of period                                                     37,465              12,615

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.28
    End of period                                                          $13.75              $11.81
  Accumulation units outstanding
  at the end of period                                                     526,832             55,230






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     35,379               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.18
    End of period                                                          $10.77              $10.49
  Accumulation units outstanding
  at the end of period                                                     10,156              6,125

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.56              $20.59
    End of period                                                          $26.70              $22.56
  Accumulation units outstanding
  at the end of period                                                     10,064              2,607

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $10.65
    End of period                                                          $13.30              $12.97
  Accumulation units outstanding
  at the end of period                                                     39,588              8,342

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,152               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.95
    End of period                                                          $14.88              $13.84
  Accumulation units outstanding
  at the end of period                                                     29,758              14,004






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.42
    End of period                                                          $11.89              $10.55
  Accumulation units outstanding
  at the end of period                                                     54,587              35,214

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.05              $18.30
    End of period                                                          $20.43              $19.05
  Accumulation units outstanding
  at the end of period                                                      9,656              3,252

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.75
    End of period                                                          $15.20              $13.21
  Accumulation units outstanding
  at the end of period                                                     29,089              13,548

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.30
    End of period                                                           $5.96              $5.56
  Accumulation units outstanding
  at the end of period                                                     15,773              9,426

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.52              $12.64
    End of period                                                          $15.00              $15.52
  Accumulation units outstanding
  at the end of period                                                     56,557              12,944

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.37
    End of period                                                          $13.08              $11.90
  Accumulation units outstanding
  at the end of period                                                     25,537              3,672






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.01
    End of period                                                          $14.14              $12.34
  Accumulation units outstanding
  at the end of period                                                      7,516              1,093

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.57              $7.81
    End of period                                                           $8.81              $8.57
  Accumulation units outstanding
  at the end of period                                                      1,943                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $13.36
    End of period                                                          $13.58              $13.39
  Accumulation units outstanding
  at the end of period                                                     18,203              9,641

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.08
    End of period                                                            N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $18.79
    End of period                                                          $22.52              $20.21
  Accumulation units outstanding
  at the end of period                                                       286                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.23
    End of period                                                           $8.37              $8.07
  Accumulation units outstanding
  at the end of period                                                       136                 -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $18.43
    End of period                                                          $21.20              $19.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.16
    End of period                                                          $14.60              $12.90
  Accumulation units outstanding
  at the end of period                                                      8,896              9,387






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.34
    End of period                                                          $11.07              $10.47
  Accumulation units outstanding
  at the end of period                                                     33,356              12,085

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.37
    End of period                                                          $14.55              $13.01
  Accumulation units outstanding
  at the end of period                                                     341,318            153,947

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.52
    End of period                                                          $11.67              $10.79
  Accumulation units outstanding
  at the end of period                                                     67,651              7,603

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $12.14
    End of period                                                          $13.84              $12.60
  Accumulation units outstanding
  at the end of period                                                     163,612             32,904

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.32              $22.00
    End of period                                                          $24.85              $22.32
  Accumulation units outstanding
  at the end of period                                                     13,642               854

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.77              $20.59
    End of period                                                          $24.16              $21.77
  Accumulation units outstanding
  at the end of period                                                       49                 307

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.15              $23.57
    End of period                                                          $25.78              $25.15
  Accumulation units outstanding
  at the end of period                                                      1,760              1,521

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.49
    End of period                                                          $11.84              $11.56
  Accumulation units outstanding
  at the end of period                                                     16,638                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.04
    End of period                                                          $20.35              $17.17
  Accumulation units outstanding
  at the end of period                                                     15,412                -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.18              $23.90
    End of period                                                          $28.05              $25.18
  Accumulation units outstanding
  at the end of period                                                      1,357              1,107

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.15              $31.31
    End of period                                                          $36.78              $35.15
  Accumulation units outstanding
  at the end of period                                                      3,033              1,317

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.03
    End of period                                                          $15.68              $13.34
  Accumulation units outstanding
  at the end of period                                                     13,203              2,270

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.43
    End of period                                                          $13.50              $12.47
  Accumulation units outstanding
  at the end of period                                                      7,729                -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $17.48
    End of period                                                          $18.04              $17.59
  Accumulation units outstanding
  at the end of period                                                      5,837                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.69
    End of period                                                          $14.85              $14.68
  Accumulation units outstanding
  at the end of period                                                      1,784               902





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.95
    End of period                                                          $12.13              $11.49
  Accumulation units outstanding
  at the end of period                                                       190                198

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.51
    End of period                                                          $15.41              $11.54
  Accumulation units outstanding
  at the end of period                                                      4,954                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.30
    End of period                                                          $13.89              $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $16.35
    End of period                                                          $18.49              $17.99
  Accumulation units outstanding
  at the end of period                                                       121                126

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.31
    End of period                                                            N/A               $9.71
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $16.17
    End of period                                                          $18.06              $16.42
  Accumulation units outstanding
  at the end of period                                                       437                454

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $18.48
    End of period                                                          $21.81              $18.54
  Accumulation units outstanding
  at the end of period                                                      1,167               381

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.08
    End of period                                                          $11.54              $10.64
  Accumulation units outstanding
  at the end of period                                                      1,752              1,806

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.42              $19.41
    End of period                                                          $22.40              $20.42
  Accumulation units outstanding
  at the end of period                                                     14,559               453






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.55
    End of period                                                          $12.54              $10.88
  Accumulation units outstanding
  at the end of period                                                       512                 -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.53
    End of period                                                          $12.73              $11.23
  Accumulation units outstanding
  at the end of period                                                      1,304                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.93
    End of period                                                          $16.40              $13.66
  Accumulation units outstanding
  at the end of period                                                       409                754

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.31
    End of period                                                          $14.97              $11.58
  Accumulation units outstanding
  at the end of period                                                     23,018              9,440

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.51              $16.59
    End of period                                                          $19.65              $17.51
  Accumulation units outstanding
  at the end of period                                                      3,991              9,945

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.16
    End of period                                                          $16.35              $14.29
  Accumulation units outstanding
  at the end of period                                                      1,835              6,069






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $11.76
    End of period                                                          $12.07              $10.99
  Accumulation units outstanding
  at the end of period                                                      9,880              16,206

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.87
    End of period                                                          $11.02              $10.86
  Accumulation units outstanding
  at the end of period                                                      8,942              7,628

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.34              $4.32
    End of period                                                           $5.79              $4.34
  Accumulation units outstanding
  at the end of period                                                      6,064                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.04              $10.38
    End of period                                                          $11.15              $10.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $9.14
    End of period                                                          $10.86              $8.56
  Accumulation units outstanding
  at the end of period                                                     20,722              6,646

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.90
    End of period                                                           $9.35              $8.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.48
    End of period                                                          $14.13              $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.18
    End of period                                                          $16.83              $12.27
  Accumulation units outstanding
  at the end of period                                                     22,652              15,516

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.48
    End of period                                                          $11.40              $10.96
  Accumulation units outstanding
  at the end of period                                                      2,629               927

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $13.69
    End of period                                                          $18.19              $14.79
  Accumulation units outstanding
  at the end of period                                                     18,878              9,149

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.28
    End of period                                                          $13.73              $11.80
  Accumulation units outstanding
  at the end of period                                                     172,049            150,256






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A
    End of period                                                          $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.53
    End of period                                                          $10.75              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.49              $20.53
    End of period                                                          $26.60              $22.49
  Accumulation units outstanding
  at the end of period                                                      3,850              1,499

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $10.62
    End of period                                                          $13.25              $12.92
  Accumulation units outstanding
  at the end of period                                                      9,651              5,376

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.91
    End of period                                                          $14.82              $13.79
  Accumulation units outstanding
  at the end of period                                                     28,846              6,698






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.40
    End of period                                                          $11.86              $10.52
  Accumulation units outstanding
  at the end of period                                                     64,936              27,484

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.96              $18.22
    End of period                                                          $20.33              $18.96
  Accumulation units outstanding
  at the end of period                                                      5,226              9,843

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.72
    End of period                                                          $15.15              $13.17
  Accumulation units outstanding
  at the end of period                                                     27,335              7,045

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.32
    End of period                                                           $5.93              $5.54
  Accumulation units outstanding
  at the end of period                                                      3,681                -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $12.64
    End of period                                                          $14.98              $15.51
  Accumulation units outstanding
  at the end of period                                                     26,889              31,105

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.37
    End of period                                                          $13.06              $11.89
  Accumulation units outstanding
  at the end of period                                                     107,268             85,222






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $10.99
    End of period                                                          $14.09              $12.30
  Accumulation units outstanding
  at the end of period                                                      8,060              3,854

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.77
    End of period                                                           $8.78              $8.55
  Accumulation units outstanding
  at the end of period                                                      1,675              1,612

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.31
    End of period                                                          $13.52              $13.34
  Accumulation units outstanding
  at the end of period                                                     37,330              17,268

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.10
    End of period                                                            N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.10              $18.69
    End of period                                                          $22.39              $20.10
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.23
    End of period                                                           $8.36              $8.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $18.35
    End of period                                                          $21.08              $19.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.86
    End of period                                                          $14.54              $12.85
  Accumulation units outstanding
  at the end of period                                                     20,772                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.33
    End of period                                                          $11.05              $10.46
  Accumulation units outstanding
  at the end of period                                                     27,700              25,898

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.33
    End of period                                                          $14.48              $12.96
  Accumulation units outstanding
  at the end of period                                                     39,715              7,665

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.52
    End of period                                                          $11.66              $10.78
  Accumulation units outstanding
  at the end of period                                                     54,067              20,380

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.08
    End of period                                                          $13.77              $12.53
  Accumulation units outstanding
  at the end of period                                                     39,041              25,172

JNL/S&P Retirement 2015 Division(1175)

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division(1197)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A
    End of period                                                          $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $21.89
    End of period                                                          $24.70              $22.20
  Accumulation units outstanding
  at the end of period                                                      4,377              3,134

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.65              $20.49
    End of period                                                          $24.03              $21.65
  Accumulation units outstanding
  at the end of period                                                       835                 39

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.02              $23.46
    End of period                                                          $25.63              $25.02
  Accumulation units outstanding
  at the end of period                                                      1,736               659

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.45
    End of period                                                          $11.79              $11.52
  Accumulation units outstanding
  at the end of period                                                      2,610              5,219






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.76
    End of period                                                          $20.30              $17.14
  Accumulation units outstanding
  at the end of period                                                      3,088               264

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.04              $23.78
    End of period                                                          $27.88              $25.04
  Accumulation units outstanding
  at the end of period                                                     11,166               900

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.96              $31.15
    End of period                                                          $36.57              $34.96
  Accumulation units outstanding
  at the end of period                                                      5,471              2,201

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $13.00
    End of period                                                          $15.63              $13.30
  Accumulation units outstanding
  at the end of period                                                      3,393              2,608

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.59
    End of period                                                          $13.44              $12.42
  Accumulation units outstanding
  at the end of period                                                      1,545              2,577

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $17.50
    End of period                                                          $17.94              $17.50
  Accumulation units outstanding
  at the end of period                                                      9,282              7,291






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $14.61
    End of period                                                          $14.76              $14.60
  Accumulation units outstanding
  at the end of period                                                      2,916              1,893





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.80
    End of period                                                          $12.13              $11.48
  Accumulation units outstanding
  at the end of period                                                     11,847                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.74
    End of period                                                          $15.41              $11.54
  Accumulation units outstanding
  at the end of period                                                     19,920              3,791

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.29
    End of period                                                          $13.88              $12.38
  Accumulation units outstanding
  at the end of period                                                       751                 -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.98              $16.16
    End of period                                                          $18.47              $17.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.31
    End of period                                                            N/A               $9.70
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $16.15
    End of period                                                          $18.05              $16.40
  Accumulation units outstanding
  at the end of period                                                      8,020              1,812

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $17.71
    End of period                                                          $21.78              $18.52
  Accumulation units outstanding
  at the end of period                                                     12,036                -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.75
    End of period                                                          $11.53              $10.63
  Accumulation units outstanding
  at the end of period                                                       165                 -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $19.29
    End of period                                                          $22.38              $20.39
  Accumulation units outstanding
  at the end of period                                                       500                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1093)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.58
    End of period                                                          $12.54              $10.88
  Accumulation units outstanding
  at the end of period                                                      7,745                -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.74
    End of period                                                          $12.73              $11.23
  Accumulation units outstanding
  at the end of period                                                     15,286              2,962






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,940               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.92
    End of period                                                          $16.38              $13.65
  Accumulation units outstanding
  at the end of period                                                     12,137              2,219

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.31
    End of period                                                          $14.96              $11.57
  Accumulation units outstanding
  at the end of period                                                     34,095              3,206

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      4,287               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $16.58
    End of period                                                          $19.63              $17.50
  Accumulation units outstanding
  at the end of period                                                     21,182              2,033

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.16
    End of period                                                          $16.34              $14.29
  Accumulation units outstanding
  at the end of period                                                      8,992              2,043






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $11.76
    End of period                                                          $12.07              $10.98
  Accumulation units outstanding
  at the end of period                                                     56,903              8,342

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.87
    End of period                                                          $11.01              $10.85
  Accumulation units outstanding
  at the end of period                                                     11,885              3,894

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.34              $4.32
    End of period                                                           $5.79              $4.34
  Accumulation units outstanding
  at the end of period                                                     10,003                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $10.31
    End of period                                                          $11.15              $10.03
  Accumulation units outstanding
  at the end of period                                                       589                537

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.55              $9.00
    End of period                                                          $10.85              $8.55
  Accumulation units outstanding
  at the end of period                                                     70,700                -

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A
    End of period                                                          $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     76,299               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.16              $7.90
    End of period                                                           $9.34              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.47
    End of period                                                          $14.12              $12.15
  Accumulation units outstanding
  at the end of period                                                      2,653              2,267

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.18
    End of period                                                          $16.82              $12.26
  Accumulation units outstanding
  at the end of period                                                     97,799              10,690

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.48
    End of period                                                          $11.40              $10.95
  Accumulation units outstanding
  at the end of period                                                      2,228              1,653

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $13.67
    End of period                                                          $18.17              $14.77
  Accumulation units outstanding
  at the end of period                                                     19,028              2,346

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.28
    End of period                                                          $13.73              $11.80
  Accumulation units outstanding
  at the end of period                                                     431,799             44,050






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.98
    End of period                                                          $10.75              $10.48
  Accumulation units outstanding
  at the end of period                                                      1,551                -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.47              $20.52
    End of period                                                          $26.58              $22.47
  Accumulation units outstanding
  at the end of period                                                      8,408              2,559

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $10.61
    End of period                                                          $13.24              $12.92
  Accumulation units outstanding
  at the end of period                                                     60,104              8,248

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,810               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.92
    End of period                                                          $14.83              $13.81
  Accumulation units outstanding
  at the end of period                                                     12,529              2,196






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.40
    End of period                                                          $11.85              $10.52
  Accumulation units outstanding
  at the end of period                                                     14,978              2,826

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.95              $18.21
    End of period                                                          $20.31              $18.95
  Accumulation units outstanding
  at the end of period                                                     41,159              5,963

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.73
    End of period                                                          $15.16              $13.18
  Accumulation units outstanding
  at the end of period                                                      8,987              2,280

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.28
    End of period                                                           $5.93              $5.54
  Accumulation units outstanding
  at the end of period                                                     23,621              5,310

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $12.64
    End of period                                                          $14.98              $15.51
  Accumulation units outstanding
  at the end of period                                                     105,467             12,284

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.37
    End of period                                                          $13.06              $11.89
  Accumulation units outstanding
  at the end of period                                                      8,555              3,876






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $10.99
    End of period                                                          $14.09              $12.30
  Accumulation units outstanding
  at the end of period                                                      3,193               771

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.54              $7.79
    End of period                                                           $8.78              $8.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.30
    End of period                                                          $13.51              $13.33
  Accumulation units outstanding
  at the end of period                                                     37,189              7,415

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.00
    End of period                                                            N/A               $15.34
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $18.68
    End of period                                                          $22.37              $20.08
  Accumulation units outstanding
  at the end of period                                                       816                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.21
    End of period                                                           $8.33              $8.05
  Accumulation units outstanding
  at the end of period                                                      1,931                -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.02              $18.33
    End of period                                                          $21.05              $19.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.85
    End of period                                                          $14.53              $12.84
  Accumulation units outstanding
  at the end of period                                                      1,754                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.26
    End of period                                                          $11.04              $10.46
  Accumulation units outstanding
  at the end of period                                                      4,532                -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.08
    End of period                                                          $14.47              $12.95
  Accumulation units outstanding
  at the end of period                                                      6,494                -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.52
    End of period                                                          $11.65              $10.78
  Accumulation units outstanding
  at the end of period                                                     58,989              25,084

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.85
    End of period                                                          $13.75              $12.52
  Accumulation units outstanding
  at the end of period                                                     47,998                -

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1073)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A
    End of period                                                          $10.53               N/A
  Accumulation units outstanding
  at the end of period                                                      1,845               N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.17              $21.87
    End of period                                                          $24.68              $22.17
  Accumulation units outstanding
  at the end of period                                                     14,635              3,170

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.63              $21.02
    End of period                                                          $24.00              $21.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.00              $23.89
    End of period                                                          $25.60              $25.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.42
    End of period                                                          $11.76              $11.49
  Accumulation units outstanding
  at the end of period                                                      6,183                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.76
    End of period                                                          $20.29              $17.14
  Accumulation units outstanding
  at the end of period                                                     25,218               383

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.02              $23.64
    End of period                                                          $27.85              $25.02
  Accumulation units outstanding
  at the end of period                                                     13,533                -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.93              $31.12
    End of period                                                          $36.52              $34.93
  Accumulation units outstanding
  at the end of period                                                      8,775               865

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.99
    End of period                                                          $15.62              $13.29
  Accumulation units outstanding
  at the end of period                                                     16,502              2,680

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $12.58
    End of period                                                          $13.43              $12.41
  Accumulation units outstanding
  at the end of period                                                     22,928              2,029

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $17.48
    End of period                                                          $17.92              $17.48
  Accumulation units outstanding
  at the end of period                                                     33,489              4,591






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $14.60
    End of period                                                          $14.75              $14.59
  Accumulation units outstanding
  at the end of period                                                      9,779              3,453





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.94
    End of period                                                          $12.10              $11.46
  Accumulation units outstanding
  at the end of period                                                     16,530               542

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.13
    End of period                                                          $15.40              $11.53
  Accumulation units outstanding
  at the end of period                                                     68,202              13,828

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.82
    End of period                                                          $13.85              $12.36
  Accumulation units outstanding
  at the end of period                                                      1,523               905

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.90              $16.28
    End of period                                                          $18.39              $17.90
  Accumulation units outstanding
  at the end of period                                                     53,046              17,801

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.28
    End of period                                                            N/A               $9.67
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.10
    End of period                                                          $17.97              $16.34
  Accumulation units outstanding
  at the end of period                                                      5,679              1,926

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $17.65
    End of period                                                          $21.69              $18.46
  Accumulation units outstanding
  at the end of period                                                     17,483                -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.05
    End of period                                                          $11.50              $10.61
  Accumulation units outstanding
  at the end of period                                                     48,761              4,168

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.31              $19.32
    End of period                                                          $22.27              $20.31
  Accumulation units outstanding
  at the end of period                                                     10,049              8,694






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1089)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     42,200               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.52
    End of period                                                          $12.53              $10.87
  Accumulation units outstanding
  at the end of period                                                     25,081              1,915

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.32
    End of period                                                          $12.72              $11.23
  Accumulation units outstanding
  at the end of period                                                     27,768              1,524






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     16,422               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.87
    End of period                                                          $16.30              $13.59
  Accumulation units outstanding
  at the end of period                                                     67,143              15,321

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.28
    End of period                                                          $14.91              $11.54
  Accumulation units outstanding
  at the end of period                                                     89,969              8,314

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     26,529               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $16.53
    End of period                                                          $19.56              $17.45
  Accumulation units outstanding
  at the end of period                                                     31,772              11,185

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $14.12
    End of period                                                          $16.28              $14.24
  Accumulation units outstanding
  at the end of period                                                      5,460              1,649






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $11.73
    End of period                                                          $12.03              $10.95
  Accumulation units outstanding
  at the end of period                                                     171,949             50,041

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.86
    End of period                                                          $10.99              $10.84
  Accumulation units outstanding
  at the end of period                                                     44,100              8,796

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $4.27
    End of period                                                           $5.77              $4.33
  Accumulation units outstanding
  at the end of period                                                     120,191             9,860

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $10.35
    End of period                                                          $11.11              $10.01
  Accumulation units outstanding
  at the end of period                                                      1,172                -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $9.12
    End of period                                                          $10.82              $8.53
  Accumulation units outstanding
  at the end of period                                                     301,322             50,134

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     131,320              N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $8.12
    End of period                                                           $9.31              $8.14
  Accumulation units outstanding
  at the end of period                                                     13,254              1,880

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.45
    End of period                                                          $14.08              $12.12
  Accumulation units outstanding
  at the end of period                                                     76,128              27,059

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.15
    End of period                                                          $16.77              $12.23
  Accumulation units outstanding
  at the end of period                                                     237,335             63,560

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.45
    End of period                                                          $11.36              $10.92
  Accumulation units outstanding
  at the end of period                                                     94,737              35,272

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.66
    End of period                                                          $18.13              $14.75
  Accumulation units outstanding
  at the end of period                                                     42,818              11,934

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.28
    End of period                                                          $13.72              $11.79
  Accumulation units outstanding
  at the end of period                                                    1,433,403           269,238






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A
    End of period                                                          $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     25,309               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.18
    End of period                                                          $10.74              $10.48
  Accumulation units outstanding
  at the end of period                                                     23,737              4,177

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.42              $20.47
    End of period                                                          $26.50              $22.42
  Accumulation units outstanding
  at the end of period                                                     66,117              28,292

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $10.59
    End of period                                                          $13.20              $12.88
  Accumulation units outstanding
  at the end of period                                                     219,725             59,246

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      4,559               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.91
    End of period                                                          $14.80              $13.79
  Accumulation units outstanding
  at the end of period                                                     62,026              15,121






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.39
    End of period                                                          $11.83              $10.50
  Accumulation units outstanding
  at the end of period                                                     67,006              13,978

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.90              $18.17
    End of period                                                          $20.25              $18.90
  Accumulation units outstanding
  at the end of period                                                     111,522             33,008

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.71
    End of period                                                          $15.13              $13.15
  Accumulation units outstanding
  at the end of period                                                     49,704              12,479

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.27
    End of period                                                           $5.91              $5.52
  Accumulation units outstanding
  at the end of period                                                     126,945             42,254

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $12.63
    End of period                                                          $14.96              $15.50
  Accumulation units outstanding
  at the end of period                                                     260,245             60,884

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.36
    End of period                                                          $13.05              $11.88
  Accumulation units outstanding
  at the end of period                                                     97,707              18,716






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $10.97
    End of period                                                          $14.06              $12.28
  Accumulation units outstanding
  at the end of period                                                     39,302              3,133

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $7.78
    End of period                                                           $8.76              $8.53
  Accumulation units outstanding
  at the end of period                                                      7,158                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.26
    End of period                                                          $13.46              $13.29
  Accumulation units outstanding
  at the end of period                                                     94,805              26,403

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.94
    End of period                                                            N/A               $15.27
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.60
    End of period                                                          $22.26              $20.00
  Accumulation units outstanding
  at the end of period                                                       30                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.19
    End of period                                                           $8.31              $8.03
  Accumulation units outstanding
  at the end of period                                                      7,508                -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $18.26
    End of period                                                          $20.95              $18.94
  Accumulation units outstanding
  at the end of period                                                       233                 -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.08
    End of period                                                          $14.48              $12.80
  Accumulation units outstanding
  at the end of period                                                     73,021              8,654






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.33
    End of period                                                          $11.04              $10.45
  Accumulation units outstanding
  at the end of period                                                     32,189              1,517

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.29
    End of period                                                          $14.42              $12.91
  Accumulation units outstanding
  at the end of period                                                     232,689             86,988

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.51
    End of period                                                          $11.64              $10.78
  Accumulation units outstanding
  at the end of period                                                     76,009              14,677

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.04
    End of period                                                          $13.71              $12.48
  Accumulation units outstanding
  at the end of period                                                     312,598             68,171

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     14,248               N/A

JNL/S&P Retirement 2020 Division(1072)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A
    End of period                                                          $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                       21                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1205)

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A
    End of period                                                          $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                      1,430               N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $21.79
    End of period                                                          $24.56              $22.08
  Accumulation units outstanding
  at the end of period                                                     20,951               591

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.54              $20.39
    End of period                                                          $23.88              $21.54
  Accumulation units outstanding
  at the end of period                                                      2,775               596

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.89              $23.34
    End of period                                                          $25.48              $24.89
  Accumulation units outstanding
  at the end of period                                                       990                357

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.37
    End of period                                                          $11.71              $11.44
  Accumulation units outstanding
  at the end of period                                                     51,582              5,826






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.74
    End of period                                                          $20.26              $17.12
  Accumulation units outstanding
  at the end of period                                                     33,600              1,854

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.91              $23.66
    End of period                                                          $27.72              $24.91
  Accumulation units outstanding
  at the end of period                                                     45,482              12,073

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.78              $31.00
    End of period                                                          $36.35              $34.78
  Accumulation units outstanding
  at the end of period                                                     47,329              17,020

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.97
    End of period                                                          $15.58              $13.26
  Accumulation units outstanding
  at the end of period                                                     73,817              22,460

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $12.54
    End of period                                                          $13.38              $12.37
  Accumulation units outstanding
  at the end of period                                                     32,112              5,354

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $17.41
    End of period                                                          $17.84              $17.41
  Accumulation units outstanding
  at the end of period                                                     20,061              6,088






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $14.54
    End of period                                                          $14.68              $14.52
  Accumulation units outstanding
  at the end of period                                                     22,749              1,051





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.93
    End of period                                                          $12.10              $11.46
  Accumulation units outstanding
  at the end of period                                                     44,367              4,589

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.26
    End of period                                                          $15.39              $11.53
  Accumulation units outstanding
  at the end of period                                                     134,298             25,779

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.81
    End of period                                                          $13.85              $12.36
  Accumulation units outstanding
  at the end of period                                                      2,673               393

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $16.26
    End of period                                                          $18.37              $17.88
  Accumulation units outstanding
  at the end of period                                                     15,784              12,152

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.27
    End of period                                                            N/A               $9.66
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $16.09
    End of period                                                          $17.95              $16.33
  Accumulation units outstanding
  at the end of period                                                     10,824               359

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $18.39
    End of period                                                          $21.67              $18.44
  Accumulation units outstanding
  at the end of period                                                     32,976              2,032

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.05
    End of period                                                          $11.49              $10.60
  Accumulation units outstanding
  at the end of period                                                     43,249              2,553

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $19.30
    End of period                                                          $22.25              $20.29
  Accumulation units outstanding
  at the end of period                                                      6,005                27






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     103,418              N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.55
    End of period                                                          $12.53              $10.87
  Accumulation units outstanding
  at the end of period                                                     67,103              7,816

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.65
    End of period                                                          $12.72              $11.23
  Accumulation units outstanding
  at the end of period                                                     67,524              11,305






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     45,648               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.85
    End of period                                                          $16.28              $13.57
  Accumulation units outstanding
  at the end of period                                                     34,111              6,476

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.27
    End of period                                                          $14.89              $11.53
  Accumulation units outstanding
  at the end of period                                                     212,469             20,328

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     46,567               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.52
    End of period                                                          $19.55              $17.43
  Accumulation units outstanding
  at the end of period                                                     40,258              24,895

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $14.11
    End of period                                                          $16.27              $14.23
  Accumulation units outstanding
  at the end of period                                                     50,397              33,824






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $11.72
    End of period                                                          $12.02              $10.94
  Accumulation units outstanding
  at the end of period                                                     532,241            226,169

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.85
    End of period                                                          $10.99              $10.83
  Accumulation units outstanding
  at the end of period                                                     236,717             46,640

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $4.26
    End of period                                                           $5.76              $4.33
  Accumulation units outstanding
  at the end of period                                                     77,497              3,061

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $10.28
    End of period                                                          $11.10              $10.00
  Accumulation units outstanding
  at the end of period                                                     21,047               125

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $9.11
    End of period                                                          $10.81              $8.53
  Accumulation units outstanding
  at the end of period                                                     786,134            298,509

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     434,938              N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $8.12
    End of period                                                           $9.30              $8.14
  Accumulation units outstanding
  at the end of period                                                     61,147              7,260

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.44
    End of period                                                          $14.07              $12.11
  Accumulation units outstanding
  at the end of period                                                     102,425             15,180

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.15
    End of period                                                          $16.76              $12.22
  Accumulation units outstanding
  at the end of period                                                     894,910            212,611

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.45
    End of period                                                          $11.35              $10.92
  Accumulation units outstanding
  at the end of period                                                     137,192             10,534

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.65
    End of period                                                          $18.12              $14.75
  Accumulation units outstanding
  at the end of period                                                     204,504             30,555

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.27
    End of period                                                          $13.71              $11.79
  Accumulation units outstanding
  at the end of period                                                    4,328,723           650,688






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     181,543              N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.18
    End of period                                                          $10.74              $10.48
  Accumulation units outstanding
  at the end of period                                                     106,220             3,793

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.40              $20.46
    End of period                                                          $26.48              $22.40
  Accumulation units outstanding
  at the end of period                                                     147,493             40,529

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $10.58
    End of period                                                          $13.19              $12.87
  Accumulation units outstanding
  at the end of period                                                     670,107            213,146

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                                                     $9.69               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     49,948               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.91
    End of period                                                          $14.80              $13.78
  Accumulation units outstanding
  at the end of period                                                     182,262             41,968






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.38
    End of period                                                          $11.83              $10.50
  Accumulation units outstanding
  at the end of period                                                     331,152             76,529

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $18.16
    End of period                                                          $20.24              $18.89
  Accumulation units outstanding
  at the end of period                                                     340,073            117,073

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.71
    End of period                                                          $15.12              $13.15
  Accumulation units outstanding
  at the end of period                                                     160,049             23,156

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.26
    End of period                                                           $5.91              $5.52
  Accumulation units outstanding
  at the end of period                                                     187,799             12,293

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.50              $12.63
    End of period                                                          $14.96              $15.50
  Accumulation units outstanding
  at the end of period                                                    1,024,745           334,839

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.36
    End of period                                                          $13.04              $11.88
  Accumulation units outstanding
  at the end of period                                                     702,822            137,257






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.96
    End of period                                                          $14.05              $12.27
  Accumulation units outstanding
  at the end of period                                                     127,029             24,447

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.52              $7.75
    End of period                                                           $8.75              $8.52
  Accumulation units outstanding
  at the end of period                                                     38,833              12,727

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $13.25
    End of period                                                          $13.45              $13.28
  Accumulation units outstanding
  at the end of period                                                     238,517             46,755

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.93
    End of period                                                            N/A               $15.26
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $18.59
    End of period                                                          $22.24              $19.97
  Accumulation units outstanding
  at the end of period                                                      2,392                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.50
    End of period                                                           $8.30              $8.03
  Accumulation units outstanding
  at the end of period                                                     122,728             88,428

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.92              $18.79
    End of period                                                          $20.93              $18.92
  Accumulation units outstanding
  at the end of period                                                      1,098               601

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $12.07
    End of period                                                          $14.47              $12.79
  Accumulation units outstanding
  at the end of period                                                     102,151             4,179






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.33
    End of period                                                          $11.03              $10.45
  Accumulation units outstanding
  at the end of period                                                     245,581             67,198

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.28
    End of period                                                          $14.41              $12.90
  Accumulation units outstanding
  at the end of period                                                     363,610             88,773

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.51
    End of period                                                          $11.64              $10.77
  Accumulation units outstanding
  at the end of period                                                     792,879             91,081

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.03
    End of period                                                          $13.69              $12.47
  Accumulation units outstanding
  at the end of period                                                    1,121,805           101,909

JNL/S&P Retirement 2015 Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     26,162               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1114)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A
    End of period                                                          $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      3,520               N/A

JNL/S&P Retirement Income Division(1027)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                     35,060               N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.06              $21.77
    End of period                                                          $24.53              $22.06
  Accumulation units outstanding
  at the end of period                                                     64,664              7,495

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.51              $20.37
    End of period                                                          $23.86              $21.51
  Accumulation units outstanding
  at the end of period                                                       842                236

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.86              $23.32
    End of period                                                          $25.45              $24.86
  Accumulation units outstanding
  at the end of period                                                      3,751               377

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.36
    End of period                                                          $11.69              $11.43
  Accumulation units outstanding
  at the end of period                                                     284,210             35,326






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $16.74
    End of period                                                          $20.25              $17.11
  Accumulation units outstanding
  at the end of period                                                     81,270              4,149

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.88              $23.64
    End of period                                                          $27.69              $24.88
  Accumulation units outstanding
  at the end of period                                                     42,729              9,146

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.74              $30.97
    End of period                                                          $36.31              $34.74
  Accumulation units outstanding
  at the end of period                                                     53,337              9,522

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.96
    End of period                                                          $15.57              $13.25
  Accumulation units outstanding
  at the end of period                                                     91,716              20,441

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $12.53
    End of period                                                          $13.37              $12.36
  Accumulation units outstanding
  at the end of period                                                     177,863             13,294

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $17.40
    End of period                                                          $17.82              $17.39
  Accumulation units outstanding
  at the end of period                                                     129,987             10,539






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $14.53
    End of period                                                          $14.66              $14.51
  Accumulation units outstanding
  at the end of period                                                     54,344              13,481





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.92
    End of period                                                          $12.07              $11.44
  Accumulation units outstanding
  at the end of period                                                      2,363               925

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.63
    End of period                                                          $15.38              $11.53
  Accumulation units outstanding
  at the end of period                                                      4,991              3,607

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.80
    End of period                                                          $13.82              $12.33
  Accumulation units outstanding
  at the end of period                                                       60                  64

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.81              $16.20
    End of period                                                          $18.29              $17.81
  Accumulation units outstanding
  at the end of period                                                       291                289

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.25
    End of period                                                            N/A               $9.63
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.27              $16.03
    End of period                                                          $17.88              $16.27
  Accumulation units outstanding
  at the end of period                                                      1,883              1,377

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $18.33
    End of period                                                          $21.58              $18.37
  Accumulation units outstanding
  at the end of period                                                      1,282              1,000

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.03
    End of period                                                          $11.46              $10.58
  Accumulation units outstanding
  at the end of period                                                       282                283

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.20              $19.22
    End of period                                                          $22.14              $20.20
  Accumulation units outstanding
  at the end of period                                                      1,246              1,026






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.28
    End of period                                                          $12.52              $10.87
  Accumulation units outstanding
  at the end of period                                                      5,663              5,230

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.34
    End of period                                                          $12.71              $11.23
  Accumulation units outstanding
  at the end of period                                                      3,951              3,878






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      7,587               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.80
    End of period                                                          $16.21              $13.52
  Accumulation units outstanding
  at the end of period                                                      2,122              2,126

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.24
    End of period                                                          $14.84              $11.49
  Accumulation units outstanding
  at the end of period                                                      6,118              4,726

JNL/Lazard Emerging Markets Division(1138)

  Accumulation unit value:
    Beginning of period                                                     $9.20               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $16.47
    End of period                                                          $19.48              $17.38
  Accumulation units outstanding
  at the end of period                                                      9,801              8,647

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $14.07
    End of period                                                          $16.21              $14.19
  Accumulation units outstanding
  at the end of period                                                      7,531              7,081






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $11.70
    End of period                                                          $11.98              $10.92
  Accumulation units outstanding
  at the end of period                                                     25,253              22,536

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.84
    End of period                                                          $10.97              $10.81
  Accumulation units outstanding
  at the end of period                                                     27,350              26,085

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.31              $4.29
    End of period                                                           $5.74              $4.31
  Accumulation units outstanding
  at the end of period                                                      3,993                -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.97              $10.01
    End of period                                                          $11.07              $9.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $9.09
    End of period                                                          $10.78              $8.51
  Accumulation units outstanding
  at the end of period                                                     31,762              26,927

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                      1,443               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.86
    End of period                                                           $9.28              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.42
    End of period                                                          $14.02              $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.12
    End of period                                                          $16.71              $12.19
  Accumulation units outstanding
  at the end of period                                                     32,391              30,039

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.42
    End of period                                                          $11.32              $10.89
  Accumulation units outstanding
  at the end of period                                                      1,998              2,457

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.64
    End of period                                                          $18.09              $14.72
  Accumulation units outstanding
  at the end of period                                                     21,272              18,739

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.27
    End of period                                                          $13.70              $11.79
  Accumulation units outstanding
  at the end of period                                                     251,274            221,314






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.18
    End of period                                                          $10.73              $10.47
  Accumulation units outstanding
  at the end of period                                                      1,127               548

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.34              $20.42
    End of period                                                          $26.40              $22.34
  Accumulation units outstanding
  at the end of period                                                      4,016              4,448

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $10.56
    End of period                                                          $13.15              $12.84
  Accumulation units outstanding
  at the end of period                                                     22,728              21,649

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $12.89
    End of period                                                          $14.77              $13.76
  Accumulation units outstanding
  at the end of period                                                     23,714              20,569






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.37
    End of period                                                          $11.80              $10.48
  Accumulation units outstanding
  at the end of period                                                     37,674              36,760

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $18.12
    End of period                                                          $20.18              $18.84
  Accumulation units outstanding
  at the end of period                                                     17,956              14,992

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.69
    End of period                                                          $15.09              $13.13
  Accumulation units outstanding
  at the end of period                                                     20,874              18,105

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $5.25
    End of period                                                           $5.89              $5.51
  Accumulation units outstanding
  at the end of period                                                      1,674              1,706

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $12.63
    End of period                                                          $14.95              $15.49
  Accumulation units outstanding
  at the end of period                                                     43,401              46,726

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.36
    End of period                                                          $13.03              $11.88
  Accumulation units outstanding
  at the end of period                                                     56,804              47,385






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $10.95
    End of period                                                          $14.02              $12.25
  Accumulation units outstanding
  at the end of period                                                      9,688              4,266

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $7.77
    End of period                                                           $8.73              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $13.22
    End of period                                                          $13.40              $13.24
  Accumulation units outstanding
  at the end of period                                                     24,019              18,782

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.87
    End of period                                                            N/A               $15.19
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.89              $18.56
    End of period                                                          $22.13              $19.89
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.17
    End of period                                                           $8.28              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $18.71
    End of period                                                          $20.83              $18.84
  Accumulation units outstanding
  at the end of period                                                       925                880

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.04
    End of period                                                          $14.41              $12.75
  Accumulation units outstanding
  at the end of period                                                      2,901              1,848






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.25
    End of period                                                          $11.02              $10.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.24
    End of period                                                          $14.36              $12.86
  Accumulation units outstanding
  at the end of period                                                     62,071              32,703

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.51
    End of period                                                          $11.63              $10.77
  Accumulation units outstanding
  at the end of period                                                     34,961              17,624

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $12.00
    End of period                                                          $13.65              $12.44
  Accumulation units outstanding
  at the end of period                                                     41,453              18,456

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1079)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A
    End of period                                                          $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.96              $21.68
    End of period                                                          $24.42              $21.96
  Accumulation units outstanding
  at the end of period                                                      9,977              12,031

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.42              $20.29
    End of period                                                          $23.75              $21.42
  Accumulation units outstanding
  at the end of period                                                       129                141

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.76              $23.23
    End of period                                                          $25.34              $24.76
  Accumulation units outstanding
  at the end of period                                                      1,149              1,010

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.32
    End of period                                                          $11.64              $11.38
  Accumulation units outstanding
  at the end of period                                                      4,028              1,778






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.72
    End of period                                                          $20.22              $17.09
  Accumulation units outstanding
  at the end of period                                                      3,775               497

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.78              $23.55
    End of period                                                          $27.56              $24.78
  Accumulation units outstanding
  at the end of period                                                      1,651              1,403

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.59              $30.85
    End of period                                                          $36.14              $34.59
  Accumulation units outstanding
  at the end of period                                                      2,983              2,480

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.94
    End of period                                                          $15.53              $13.22
  Accumulation units outstanding
  at the end of period                                                      9,213              8,196

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.50
    End of period                                                          $13.32              $12.32
  Accumulation units outstanding
  at the end of period                                                      8,285              10,860

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $17.33
    End of period                                                          $17.73              $17.31
  Accumulation units outstanding
  at the end of period                                                     16,960              14,863






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.47
    End of period                                                          $14.59              $14.45
  Accumulation units outstanding
  at the end of period                                                      3,119              2,195





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.205%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.87
    End of period                                                          $10.96              $10.81
  Accumulation units outstanding
  at the end of period                                                      1,385               688

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.09
    End of period                                                          $18.08              $14.72
  Accumulation units outstanding
  at the end of period                                                      1,012               538

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.24
    End of period                                                          $14.76              $13.76
  Accumulation units outstanding
  at the end of period                                                      1,079               559






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.29
    End of period                                                          $11.80              $10.48
  Accumulation units outstanding
  at the end of period                                                      1,413               721

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.92
    End of period                                                          $15.08              $13.12
  Accumulation units outstanding
  at the end of period                                                      1,106               578

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.79
    End of period                                                          $14.41              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.89
    End of period                                                          $14.35              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.76
    End of period                                                          $11.63              $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.43              $12.44
    End of period                                                          $13.64              $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.76
    End of period                                                          $12.04              $11.42
  Accumulation units outstanding
  at the end of period                                                      1,339                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.74
    End of period                                                          $15.37              $11.53
  Accumulation units outstanding
  at the end of period                                                     27,569                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.25
    End of period                                                          $13.78              $12.31
  Accumulation units outstanding
  at the end of period                                                       369                 -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $15.96
    End of period                                                          $18.28              $17.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.22
    End of period                                                            N/A               $9.60
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $15.80
    End of period                                                          $17.80              $16.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(1037)

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A
    End of period                                                          $21.48               N/A
  Accumulation units outstanding
  at the end of period                                                       801                N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $9.69
    End of period                                                          $11.43              $10.55
  Accumulation units outstanding
  at the end of period                                                       93                  -

JNL/FMR MidCap Equity Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $19.51               N/A
    End of period                                                          $22.03               N/A
  Accumulation units outstanding
  at the end of period                                                       233                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     20,660               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.94
    End of period                                                          $12.51              $10.87
  Accumulation units outstanding
  at the end of period                                                      4,171                -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.70
    End of period                                                          $12.70              $11.22
  Accumulation units outstanding
  at the end of period                                                      3,866                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,033               N/A

JNL/JPMorgan International Equity Division(989)

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A
    End of period                                                          $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                      6,092               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.21
    End of period                                                          $14.78              $11.45
  Accumulation units outstanding
  at the end of period                                                     19,371               856

JNL/Lazard Emerging Markets Division(1197)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      4,144               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $16.42
    End of period                                                          $19.40              $17.32
  Accumulation units outstanding
  at the end of period                                                        -                1,088

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.03
    End of period                                                          $16.14              $14.14
  Accumulation units outstanding
  at the end of period                                                        -                1,317






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $11.67
    End of period                                                          $11.94              $10.88
  Accumulation units outstanding
  at the end of period                                                     15,700              1,019

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.83
    End of period                                                          $10.94              $10.80
  Accumulation units outstanding
  at the end of period                                                      5,442              2,182

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.92               N/A
    End of period                                                           $5.73               N/A
  Accumulation units outstanding
  at the end of period                                                     58,659               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.95              $9.54
    End of period                                                          $11.03              $9.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $9.07
    End of period                                                          $10.74              $8.48
  Accumulation units outstanding
  at the end of period                                                     29,662              1,311

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A
    End of period                                                          $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     12,350               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.84
    End of period                                                           $9.24              $8.09
  Accumulation units outstanding
  at the end of period                                                     14,187                -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.06
    End of period                                                          $13.97              $12.04
  Accumulation units outstanding
  at the end of period                                                      2,559                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.09
    End of period                                                          $16.65              $12.15
  Accumulation units outstanding
  at the end of period                                                     49,992              3,313

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.53
    End of period                                                          $11.28              $10.85
  Accumulation units outstanding
  at the end of period                                                      3,052                -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $13.62
    End of period                                                          $18.05              $14.70
  Accumulation units outstanding
  at the end of period                                                      4,143               781

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.27
    End of period                                                          $13.69              $11.78
  Accumulation units outstanding
  at the end of period                                                     190,400             16,799






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.03               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     26,946               N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.70
    End of period                                                          $10.72              $10.46
  Accumulation units outstanding
  at the end of period                                                      4,070                -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.28              $20.36
    End of period                                                          $26.31              $22.28
  Accumulation units outstanding
  at the end of period                                                      7,649              1,689

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $10.53
    End of period                                                          $13.10              $12.80
  Accumulation units outstanding
  at the end of period                                                     22,803              3,901

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.87
    End of period                                                          $14.73              $13.74
  Accumulation units outstanding
  at the end of period                                                      4,138              1,677






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.35
    End of period                                                          $11.78              $10.46
  Accumulation units outstanding
  at the end of period                                                      7,383              2,145

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.78              $18.08
    End of period                                                          $20.11              $18.78
  Accumulation units outstanding
  at the end of period                                                      6,937               599

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.67
    End of period                                                          $15.05              $13.10
  Accumulation units outstanding
  at the end of period                                                      4,531               872

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $5.28
    End of period                                                           $5.87              $5.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $12.63
    End of period                                                          $14.93              $15.48
  Accumulation units outstanding
  at the end of period                                                     46,244              27,301

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.87
    End of period                                                          $13.02              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $10.57
    End of period                                                          $13.98              $12.22
  Accumulation units outstanding
  at the end of period                                                      3,959                -

JNL/Oppenheimer Growth Division(1213)

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A
    End of period                                                           $8.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $13.19
    End of period                                                          $13.35              $13.19
  Accumulation units outstanding
  at the end of period                                                      1,243                -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.81
    End of period                                                            N/A               $15.12
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.75              $18.28
    End of period                                                          $20.72              $18.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.74
    End of period                                                          $14.36              $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.25
    End of period                                                          $11.01              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.21
    End of period                                                          $14.30              $12.81
  Accumulation units outstanding
  at the end of period                                                      4,976              4,639

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.19
    End of period                                                          $11.62              $10.76
  Accumulation units outstanding
  at the end of period                                                     55,018              38,878

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.96
    End of period                                                          $13.59              $12.39
  Accumulation units outstanding
  at the end of period                                                     37,612              19,413

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1132)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                      1,067               N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.86              $20.98
    End of period                                                          $24.29              $21.86
  Accumulation units outstanding
  at the end of period                                                      1,302                -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.32              $20.74
    End of period                                                          $23.62              $21.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $24.64              $23.35
    End of period                                                          $25.20              $24.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.27
    End of period                                                          $11.58              $11.33
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $15.97
    End of period                                                          $20.18              $17.06
  Accumulation units outstanding
  at the end of period                                                      5,737                -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.66              $23.33
    End of period                                                          $27.42              $24.66
  Accumulation units outstanding
  at the end of period                                                      3,921                -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.43              $29.94
    End of period                                                          $35.95              $34.43
  Accumulation units outstanding
  at the end of period                                                       467                 -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.48
    End of period                                                          $15.48              $13.19
  Accumulation units outstanding
  at the end of period                                                      5,157                -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $12.26
    End of period                                                          $13.27              $12.28
  Accumulation units outstanding
  at the end of period                                                      8,939                -

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $17.25
    End of period                                                          $17.64              $17.23
  Accumulation units outstanding
  at the end of period                                                      6,245               316






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $14.41
    End of period                                                          $14.51              $14.38
  Accumulation units outstanding
  at the end of period                                                      1,929              1,111





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.89
    End of period                                                          $12.03              $11.41
  Accumulation units outstanding
  at the end of period                                                      2,332               562

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.74
    End of period                                                          $15.37              $11.53
  Accumulation units outstanding
  at the end of period                                                     15,594               944

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.77
    End of period                                                          $13.77              $12.30
  Accumulation units outstanding
  at the end of period                                                      1,440               686

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.72              $16.12
    End of period                                                          $18.19              $17.72
  Accumulation units outstanding
  at the end of period                                                       484                477

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.22
    End of period                                                            N/A               $9.59
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.19              $15.97
    End of period                                                          $17.79              $16.19
  Accumulation units outstanding
  at the end of period                                                      1,763              1,127

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $18.24
    End of period                                                          $21.46              $18.27
  Accumulation units outstanding
  at the end of period                                                      1,375               205

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.99
    End of period                                                          $11.42              $10.54
  Accumulation units outstanding
  at the end of period                                                     21,337              6,354

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $19.13
    End of period                                                          $22.02              $20.09
  Accumulation units outstanding
  at the end of period                                                       777                772






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     26,204               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.80
    End of period                                                          $12.51              $10.87
  Accumulation units outstanding
  at the end of period                                                      4,237              2,571

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.12
    End of period                                                          $12.70              $11.22
  Accumulation units outstanding
  at the end of period                                                      3,216              1,377






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,382               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $12.74
    End of period                                                          $16.11              $13.44
  Accumulation units outstanding
  at the end of period                                                      4,115              2,188

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.21
    End of period                                                          $14.77              $11.45
  Accumulation units outstanding
  at the end of period                                                     16,998              5,806

JNL/Lazard Emerging Markets Division(1160)

  Accumulation unit value:
    Beginning of period                                                     $9.18               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                       542                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $16.42
    End of period                                                          $19.39              $17.31
  Accumulation units outstanding
  at the end of period                                                      8,496              7,571

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.04
    End of period                                                          $16.15              $14.14
  Accumulation units outstanding
  at the end of period                                                      7,427              3,834






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $11.66
    End of period                                                          $11.94              $10.88
  Accumulation units outstanding
  at the end of period                                                     55,735              54,691

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.82
    End of period                                                          $10.94              $10.79
  Accumulation units outstanding
  at the end of period                                                     21,275              19,477

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.30              $4.06
    End of period                                                           $5.72              $4.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.94              $10.00
    End of period                                                          $11.03              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $9.07
    End of period                                                          $10.74              $8.48
  Accumulation units outstanding
  at the end of period                                                     65,198              71,215

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     35,447               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $8.07
    End of period                                                           $9.24              $8.09
  Accumulation units outstanding
  at the end of period                                                       846                461

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $10.92
    End of period                                                          $13.97              $12.04
  Accumulation units outstanding
  at the end of period                                                      1,930               772

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.09
    End of period                                                          $16.65              $12.15
  Accumulation units outstanding
  at the end of period                                                     58,016              56,092

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.39
    End of period                                                          $11.28              $10.85
  Accumulation units outstanding
  at the end of period                                                     10,608              5,838

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $13.61
    End of period                                                          $18.04              $14.69
  Accumulation units outstanding
  at the end of period                                                     28,984              28,256

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.27
    End of period                                                          $13.69              $11.78
  Accumulation units outstanding
  at the end of period                                                     580,740            421,409






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1141)

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      3,791               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.17
    End of period                                                          $10.72              $10.46
  Accumulation units outstanding
  at the end of period                                                     25,070              18,442

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $20.35
    End of period                                                          $26.30              $22.26
  Accumulation units outstanding
  at the end of period                                                     11,133              3,459

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $10.54
    End of period                                                          $13.11              $12.81
  Accumulation units outstanding
  at the end of period                                                     60,772              56,228

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      2,220               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.87
    End of period                                                          $14.73              $13.74
  Accumulation units outstanding
  at the end of period                                                     24,049              21,583






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.35
    End of period                                                          $11.77              $10.46
  Accumulation units outstanding
  at the end of period                                                     83,353              81,275

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.78              $18.07
    End of period                                                          $20.10              $18.78
  Accumulation units outstanding
  at the end of period                                                     21,849              25,153

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.67
    End of period                                                          $15.05              $13.10
  Accumulation units outstanding
  at the end of period                                                     27,107              23,121

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $4.71
    End of period                                                           $5.87              $5.49
  Accumulation units outstanding
  at the end of period                                                       960               4,508

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $12.63
    End of period                                                          $14.93              $15.48
  Accumulation units outstanding
  at the end of period                                                     137,274            136,892

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.36
    End of period                                                          $13.02              $11.87
  Accumulation units outstanding
  at the end of period                                                     78,237              92,476






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $10.96
    End of period                                                          $14.02              $12.26
  Accumulation units outstanding
  at the end of period                                                      7,242              2,012

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.49              $8.18
    End of period                                                           $8.71              $8.49
  Accumulation units outstanding
  at the end of period                                                      1,618              1,007

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $13.21
    End of period                                                          $13.38              $13.22
  Accumulation units outstanding
  at the end of period                                                     42,175              24,288

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.80
    End of period                                                            N/A               $15.11
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.78              $18.85
    End of period                                                          $22.00              $19.78
  Accumulation units outstanding
  at the end of period                                                       810                810






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.47
    End of period                                                           $8.25              $7.98
  Accumulation units outstanding
  at the end of period                                                      3,103              5,093

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $18.65
    End of period                                                          $20.74              $18.77
  Accumulation units outstanding
  at the end of period                                                       556                556

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.74
    End of period                                                          $14.35              $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.32
    End of period                                                          $11.01              $10.44
  Accumulation units outstanding
  at the end of period                                                     22,816               835

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.20
    End of period                                                          $14.30              $12.81
  Accumulation units outstanding
  at the end of period                                                      5,780              8,467

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.51
    End of period                                                          $11.62              $10.76
  Accumulation units outstanding
  at the end of period                                                     70,167              76,021

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.96
    End of period                                                          $13.59              $12.39
  Accumulation units outstanding
  at the end of period                                                     82,572              81,588

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.84              $21.57
    End of period                                                          $24.28              $21.84
  Accumulation units outstanding
  at the end of period                                                      3,796              6,105

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.31              $20.91
    End of period                                                          $23.61              $21.31
  Accumulation units outstanding
  at the end of period                                                        -                 151

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.63              $23.11
    End of period                                                          $25.19              $24.63
  Accumulation units outstanding
  at the end of period                                                       888                968

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $11.26
    End of period                                                          $11.57              $11.32
  Accumulation units outstanding
  at the end of period                                                     15,167              6,447






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.70
    End of period                                                          $20.17              $17.06
  Accumulation units outstanding
  at the end of period                                                      4,272              6,177

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.65              $23.43
    End of period                                                          $27.41              $24.65
  Accumulation units outstanding
  at the end of period                                                      3,186              2,019

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.43              $30.72
    End of period                                                          $35.96              $34.43
  Accumulation units outstanding
  at the end of period                                                      3,324              1,894

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.90
    End of period                                                          $15.47              $13.18
  Accumulation units outstanding
  at the end of period                                                     14,514              6,662

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $12.45
    End of period                                                          $13.26              $12.27
  Accumulation units outstanding
  at the end of period                                                     14,398              5,357

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.22              $17.24
    End of period                                                          $17.63              $17.22
  Accumulation units outstanding
  at the end of period                                                     11,898              9,180






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $14.47
    End of period                                                          $14.57              $14.44
  Accumulation units outstanding
  at the end of period                                                      9,045              4,791





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.75
    End of period                                                          $12.03              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.51
    End of period                                                          $15.37              $11.53
  Accumulation units outstanding
  at the end of period                                                      8,556              1,503

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.24
    End of period                                                          $13.77              $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $15.94
    End of period                                                          $18.17              $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.21
    End of period                                                            N/A               $9.59
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.18              $15.78
    End of period                                                          $17.77              $16.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $17.48
    End of period                                                          $21.45              $18.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.68
    End of period                                                          $11.42              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.07              $19.01
    End of period                                                          $21.99              $20.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.47
    End of period                                                          $12.51              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.68
    End of period                                                          $12.70              $11.22
  Accumulation units outstanding
  at the end of period                                                     13,421              2,302






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.73
    End of period                                                          $16.10              $13.43
  Accumulation units outstanding
  at the end of period                                                     14,767              2,583

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.68
    End of period                                                          $14.76              $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1090)

  Accumulation unit value:
    Beginning of period                                                     $7.94               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $15.90
    End of period                                                          $19.37              $17.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $13.22
    End of period                                                          $16.12              $14.12
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $11.06
    End of period                                                          $11.93              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.85
    End of period                                                          $10.93              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.30              $4.28
    End of period                                                           $5.72              $4.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $10.29
    End of period                                                          $11.02              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $8.93
    End of period                                                          $10.73              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.83
    End of period                                                           $9.23              $8.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.38
    End of period                                                          $13.96              $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.81
    End of period                                                          $16.63              $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.20
    End of period                                                          $11.27              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $12.93
    End of period                                                          $18.03              $14.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.68
    End of period                                                          $13.68              $11.78
  Accumulation units outstanding
  at the end of period                                                     92,720                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1105)

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.52
    End of period                                                          $10.71              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $16.82
    End of period                                                          $26.28              $22.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $9.57
    End of period                                                          $13.09              $12.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.21
    End of period                                                          $14.72              $13.73
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.11
    End of period                                                          $11.77              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $16.56
    End of period                                                          $20.09              $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.32
    End of period                                                          $15.04              $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.48              $5.28
    End of period                                                           $5.86              $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.35
    End of period                                                          $14.93              $15.48
  Accumulation units outstanding
  at the end of period                                                      8,855                -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.83
    End of period                                                          $13.01              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $10.57
    End of period                                                          $13.97              $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.75
    End of period                                                           $8.70              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $13.18
    End of period                                                          $13.33              $13.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.79
    End of period                                                            N/A               $15.10
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.76              $18.41
    End of period                                                          $21.98              $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.15
    End of period                                                           $8.25              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $18.06
    End of period                                                          $20.69              $18.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.73
    End of period                                                          $14.34              $12.69
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.25
    End of period                                                          $11.01              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.96
    End of period                                                          $14.28              $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.38
    End of period                                                          $11.61              $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.73
    End of period                                                          $13.57              $12.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1171)

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A
    End of period                                                          $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.82              $20.95
    End of period                                                          $24.25              $21.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.29              $20.71
    End of period                                                          $23.58              $21.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.60              $23.55
    End of period                                                          $25.16              $24.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $11.26
    End of period                                                          $11.56              $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $15.98
    End of period                                                          $20.19              $17.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.62              $23.41
    End of period                                                          $27.37              $24.62
  Accumulation units outstanding
  at the end of period                                                      8,144              1,397

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.37              $30.67
    End of period                                                          $35.89              $34.37
  Accumulation units outstanding
  at the end of period                                                      4,364               750

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.90
    End of period                                                          $15.47              $13.18
  Accumulation units outstanding
  at the end of period                                                     15,294              2,612

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $12.25
    End of period                                                          $13.25              $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $17.13
    End of period                                                          $17.61              $17.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $14.42
    End of period                                                          $14.49              $14.35
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.75
    End of period                                                          $12.03              $11.41
  Accumulation units outstanding
  at the end of period                                                      1,650                -

JNL/AIM Real Estate Division(1025)

  Accumulation unit value:
    Beginning of period                                                    $12.61               N/A
    End of period                                                          $15.37               N/A
  Accumulation units outstanding
  at the end of period                                                      8,996               N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.24
    End of period                                                          $13.77              $12.30
  Accumulation units outstanding
  at the end of period                                                       545                 -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $15.92
    End of period                                                          $18.15              $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.20
    End of period                                                            N/A               $9.58
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $15.77
    End of period                                                          $17.75              $16.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $17.47
    End of period                                                          $21.43              $18.25
  Accumulation units outstanding
  at the end of period                                                       872                 -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.68
    End of period                                                          $11.41              $10.54
  Accumulation units outstanding
  at the end of period                                                      3,425                -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.05              $18.99
    End of period                                                          $21.97              $20.05
  Accumulation units outstanding
  at the end of period                                                       420                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,261               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A
    End of period                                                          $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                      3,469               N/A

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.32
    End of period                                                          $12.69              $11.22
  Accumulation units outstanding
  at the end of period                                                      4,301              1,873






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A
    End of period                                                          $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,892               N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $12.11
    End of period                                                          $16.08              $13.41
  Accumulation units outstanding
  at the end of period                                                      5,416                -

JNL/JPMorgan International Value Division(1025)

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A
    End of period                                                          $14.75               N/A
  Accumulation units outstanding
  at the end of period                                                      7,727               N/A

JNL/Lazard Emerging Markets Division(1126)

  Accumulation unit value:
    Beginning of period                                                     $8.98               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      7,840               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.39
    End of period                                                          $19.36              $17.28
  Accumulation units outstanding
  at the end of period                                                      1,703              1,219

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.11              $14.00
    End of period                                                          $16.11              $14.11
  Accumulation units outstanding
  at the end of period                                                      1,455              1,464






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $11.65
    End of period                                                          $11.92              $10.87
  Accumulation units outstanding
  at the end of period                                                      2,876               128

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.85
    End of period                                                          $10.93              $10.78
  Accumulation units outstanding
  at the end of period                                                      2,669                -

JNL/MCM Communications Sector Division(1025)

  Accumulation unit value:
    Beginning of period                                                     $4.79               N/A
    End of period                                                           $5.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,404               N/A

JNL/MCM Consumer Brands Sector Division(1190)

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A
    End of period                                                          $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                       234                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $9.06
    End of period                                                          $10.72              $8.47
  Accumulation units outstanding
  at the end of period                                                      4,655               336

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A
    End of period                                                          $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                     15,280               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.83
    End of period                                                           $9.23              $8.08
  Accumulation units outstanding
  at the end of period                                                      2,001                -

JNL/MCM Financial Sector Division(1190)

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A
    End of period                                                          $13.95               N/A
  Accumulation units outstanding
  at the end of period                                                       186                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.08
    End of period                                                          $16.62              $12.13
  Accumulation units outstanding
  at the end of period                                                      6,987               238

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.19
    End of period                                                          $11.26              $10.84
  Accumulation units outstanding
  at the end of period                                                       221                 -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.93
    End of period                                                          $18.02              $14.68
  Accumulation units outstanding
  at the end of period                                                     12,549                -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.28
    End of period                                                          $13.68              $11.78
  Accumulation units outstanding
  at the end of period                                                     102,460             16,115






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1206)

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      2,725               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.07
    End of period                                                          $10.71              $10.46
  Accumulation units outstanding
  at the end of period                                                       73                  66

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.23              $17.80
    End of period                                                          $26.26              $22.23
  Accumulation units outstanding
  at the end of period                                                      2,759               458

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $10.51
    End of period                                                          $13.08              $12.78
  Accumulation units outstanding
  at the end of period                                                      3,621               221

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                       457                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $12.20
    End of period                                                          $14.72              $13.72
  Accumulation units outstanding
  at the end of period                                                      7,283                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.11
    End of period                                                          $11.76              $10.45
  Accumulation units outstanding
  at the end of period                                                     13,740                -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.75              $18.05
    End of period                                                          $20.07              $18.75
  Accumulation units outstanding
  at the end of period                                                      1,915               700

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.32
    End of period                                                          $15.04              $13.09
  Accumulation units outstanding
  at the end of period                                                      9,051                -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.70
    End of period                                                          $14.92              $15.48
  Accumulation units outstanding
  at the end of period                                                     20,920                46

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $10.56
    End of period                                                          $13.96              $12.21
  Accumulation units outstanding
  at the end of period                                                      1,678                -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $7.75
    End of period                                                           $8.70              $8.48
  Accumulation units outstanding
  at the end of period                                                      1,138                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $13.17
    End of period                                                          $13.32              $13.16
  Accumulation units outstanding
  at the end of period                                                      8,527                -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.77
    End of period                                                            N/A               $15.08
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.74              $18.39
    End of period                                                          $21.95              $19.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.15
    End of period                                                           $8.24              $7.98
  Accumulation units outstanding
  at the end of period                                                       709                 -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $18.04
    End of period                                                          $20.66              $18.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.72
    End of period                                                          $14.33              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.95
    End of period                                                          $14.27              $12.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A
    End of period                                                          $11.61               N/A
  Accumulation units outstanding
  at the end of period                                                      7,367               N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.72
    End of period                                                          $13.56              $12.37
  Accumulation units outstanding
  at the end of period                                                      8,713                -

JNL/S&P Retirement 2015 Division(1202)

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A
    End of period                                                          $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,411               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.80              $21.53
    End of period                                                          $24.22              $21.80
  Accumulation units outstanding
  at the end of period                                                       325                110

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.57              $23.53
    End of period                                                          $25.13              $24.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.23
    End of period                                                          $11.52              $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $15.96
    End of period                                                          $20.15              $17.05
  Accumulation units outstanding
  at the end of period                                                       405                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.60              $23.28
    End of period                                                          $27.34              $24.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.34              $30.64
    End of period                                                          $35.85              $34.34
  Accumulation units outstanding
  at the end of period                                                      1,120               613

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.46
    End of period                                                          $15.45              $13.17
  Accumulation units outstanding
  at the end of period                                                      1,862                -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $12.24
    End of period                                                          $13.24              $12.25
  Accumulation units outstanding
  at the end of period                                                       604                 -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $17.11
    End of period                                                          $17.59              $17.19
  Accumulation units outstanding
  at the end of period                                                       531                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $14.40
    End of period                                                          $14.47              $14.34
  Accumulation units outstanding
  at the end of period                                                      1,386                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.74
    End of period                                                          $12.01              $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.06
    End of period                                                          $15.36              $11.52
  Accumulation units outstanding
  at the end of period                                                       222                566

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.23
    End of period                                                          $13.75              $12.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.63              $16.05
    End of period                                                          $18.09              $17.63
  Accumulation units outstanding
  at the end of period                                                      1,096              1,166

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.19
    End of period                                                            N/A               $9.56
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.73
    End of period                                                          $17.70              $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.20              $17.43
    End of period                                                          $21.36              $18.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.67
    End of period                                                          $11.39              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $18.93
    End of period                                                          $21.89              $19.99
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1109)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.38
    End of period                                                          $12.50              $10.86
  Accumulation units outstanding
  at the end of period                                                      1,742              1,854

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.48
    End of period                                                          $12.69              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.07
    End of period                                                          $16.02              $13.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.17
    End of period                                                          $14.71              $11.40
  Accumulation units outstanding
  at the end of period                                                      1,716              1,827

JNL/Lazard Emerging Markets Division(1080)

  Accumulation unit value:
    Beginning of period                                                     $8.67               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.24              $16.36
    End of period                                                          $19.31              $17.24
  Accumulation units outstanding
  at the end of period                                                      1,099              1,170

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $13.19
    End of period                                                          $16.07              $14.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $11.03
    End of period                                                          $11.90              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.81
    End of period                                                          $10.91              $10.77
  Accumulation units outstanding
  at the end of period                                                      3,242              2,654

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.29              $4.27
    End of period                                                           $5.70              $4.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $10.27
    End of period                                                          $10.97              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $9.04
    End of period                                                          $10.70              $8.45
  Accumulation units outstanding
  at the end of period                                                      4,607              4,467

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.81
    End of period                                                           $9.21              $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.35
    End of period                                                          $13.92              $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.06
    End of period                                                          $16.58              $12.11
  Accumulation units outstanding
  at the end of period                                                      1,483              1,572

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.18
    End of period                                                          $11.23              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.59
    End of period                                                          $18.00              $14.66
  Accumulation units outstanding
  at the end of period                                                       692                891

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.27
    End of period                                                          $13.67              $11.77
  Accumulation units outstanding
  at the end of period                                                     19,102              10,677






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      6,383               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.17
    End of period                                                          $10.71              $10.46
  Accumulation units outstanding
  at the end of period                                                      7,045              6,913

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $20.30
    End of period                                                          $26.21              $22.20
  Accumulation units outstanding
  at the end of period                                                       831               1,464

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $9.55
    End of period                                                          $13.05              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.85
    End of period                                                          $14.70              $13.71
  Accumulation units outstanding
  at the end of period                                                       796                566






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.34
    End of period                                                          $11.74              $10.44
  Accumulation units outstanding
  at the end of period                                                      3,064              1,855

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $16.52
    End of period                                                          $20.03              $18.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.65
    End of period                                                          $15.01              $13.08
  Accumulation units outstanding
  at the end of period                                                       593                394

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.26
    End of period                                                           $5.85              $5.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $12.63
    End of period                                                          $14.91              $15.47
  Accumulation units outstanding
  at the end of period                                                     13,302              10,561

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.36
    End of period                                                          $13.00              $11.86
  Accumulation units outstanding
  at the end of period                                                      9,565              10,690






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.91
    End of period                                                          $13.94              $12.19
  Accumulation units outstanding
  at the end of period                                                      1,574              1,675

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $7.72
    End of period                                                           $8.68              $8.47
  Accumulation units outstanding
  at the end of period                                                      2,273              3,179

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $13.14
    End of period                                                          $13.28              $13.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.73
    End of period                                                            N/A               $15.03
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.68              $18.34
    End of period                                                          $21.88              $19.68
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.14
    End of period                                                           $8.23              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.64              $17.99
    End of period                                                          $20.59              $18.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.70
    End of period                                                          $14.29              $12.65
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.25
    End of period                                                          $11.00              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.16
    End of period                                                          $14.23              $12.76
  Accumulation units outstanding
  at the end of period                                                      4,566              1,922

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.51
    End of period                                                          $11.60              $10.76
  Accumulation units outstanding
  at the end of period                                                      3,070              2,633

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.70
    End of period                                                          $13.53              $12.34
  Accumulation units outstanding
  at the end of period                                                      2,751                -

JNL/S&P Retirement 2015 Division(1204)

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A
    End of period                                                          $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.73              $20.87
    End of period                                                          $24.14              $21.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $20.63
    End of period                                                          $23.47              $21.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.49              $23.45
    End of period                                                          $25.04              $24.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.21
    End of period                                                          $11.50              $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $15.95
    End of period                                                          $20.13              $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.52              $23.32
    End of period                                                          $27.24              $24.52
  Accumulation units outstanding
  at the end of period                                                       783                834

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.23              $30.55
    End of period                                                          $35.72              $34.23
  Accumulation units outstanding
  at the end of period                                                       568                605

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.45
    End of period                                                          $15.42              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $12.22
    End of period                                                          $13.21              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $17.16
    End of period                                                          $17.53              $17.13
  Accumulation units outstanding
  at the end of period                                                      1,057              1,125






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.36
    End of period                                                          $14.42              $14.29
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.73
    End of period                                                          $12.00              $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.14
    End of period                                                          $15.36              $11.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.22
    End of period                                                          $13.74              $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.61              $15.86
    End of period                                                          $18.07              $17.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.18
    End of period                                                            N/A               $9.55
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.10              $15.72
    End of period                                                          $17.68              $16.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.18              $17.41
    End of period                                                          $21.34              $18.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.66
    End of period                                                          $11.38              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $18.92
    End of period                                                          $21.86              $19.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.60
    End of period                                                          $12.49              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.03
    End of period                                                          $12.69              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.06
    End of period                                                          $16.00              $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.64
    End of period                                                          $14.70              $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.84
    End of period                                                          $19.29              $17.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.06              $13.18
    End of period                                                          $16.05              $14.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $11.62
    End of period                                                          $11.89              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                2,058

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.84
    End of period                                                          $10.91              $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.28              $4.27
    End of period                                                           $5.70              $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.90              $10.26
    End of period                                                          $10.98              $9.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $9.04
    End of period                                                          $10.69              $8.45
  Accumulation units outstanding
  at the end of period                                                      1,988              1,244

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A
    End of period                                                          $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                      2,479               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.81
    End of period                                                           $9.20              $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.35
    End of period                                                          $13.91              $11.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.05
    End of period                                                          $16.57              $12.10
  Accumulation units outstanding
  at the end of period                                                      3,149              2,022

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.17
    End of period                                                          $11.23              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $12.91
    End of period                                                          $17.99              $14.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.67
    End of period                                                          $13.67              $11.77
  Accumulation units outstanding
  at the end of period                                                      8,148                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.52
    End of period                                                          $10.70              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.18              $20.29
    End of period                                                          $26.19              $22.18
  Accumulation units outstanding
  at the end of period                                                        -                 617

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $10.49
    End of period                                                          $13.04              $12.75
  Accumulation units outstanding
  at the end of period                                                        -                2,184

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.19
    End of period                                                          $14.69              $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.10
    End of period                                                          $11.74              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $16.52
    End of period                                                          $20.02              $18.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.30
    End of period                                                          $15.01              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.26
    End of period                                                           $5.84              $5.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $12.63
    End of period                                                          $14.91              $15.47
  Accumulation units outstanding
  at the end of period                                                        -                1,854

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.82
    End of period                                                          $13.00              $11.86
  Accumulation units outstanding
  at the end of period                                                      3,422                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.55
    End of period                                                          $13.93              $12.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $7.73
    End of period                                                           $8.68              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $13.13
    End of period                                                          $13.27              $13.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.72
    End of period                                                            N/A               $15.02
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.32
    End of period                                                          $21.85              $19.66
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.14
    End of period                                                           $8.22              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.62              $17.97
    End of period                                                          $20.57              $18.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.69
    End of period                                                          $14.28              $12.64
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.29
    End of period                                                          $11.00              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.92
    End of period                                                          $14.22              $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.38
    End of period                                                          $11.60              $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.69
    End of period                                                          $13.52              $12.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A
    End of period                                                          $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.70              $20.85
    End of period                                                          $24.11              $21.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $20.61
    End of period                                                          $23.44              $21.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.47              $23.43
    End of period                                                          $25.01              $24.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $11.20
    End of period                                                          $11.49              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $15.95
    End of period                                                          $20.12              $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.49              $23.19
    End of period                                                          $27.21              $24.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.19              $29.75
    End of period                                                          $35.68              $34.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.44
    End of period                                                          $15.41              $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $12.21
    End of period                                                          $13.19              $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $17.04
    End of period                                                          $17.51              $17.11
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $14.35
    End of period                                                          $14.41              $14.28
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.32%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.73
    End of period                                                          $12.00              $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.50
    End of period                                                          $15.35              $11.52
  Accumulation units outstanding
  at the end of period                                                       312                326

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.22
    End of period                                                          $13.73              $12.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $17.59              $17.76
    End of period                                                          $18.04              $17.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $15.71
    End of period                                                          $17.66              $16.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $9.66
    End of period                                                          $11.37              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $11.04
    End of period                                                          $12.49              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.17
    End of period                                                          $12.68              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.04
    End of period                                                          $15.98              $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.64
    End of period                                                          $14.68              $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.21              $15.83
    End of period                                                          $19.27              $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $13.17
    End of period                                                          $16.04              $14.05
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $11.02
    End of period                                                          $11.88              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.83
    End of period                                                          $10.90              $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.28              $4.27
    End of period                                                           $5.69              $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.44              $8.90
    End of period                                                          $10.68              $8.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A
    End of period                                                          $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.81
    End of period                                                           $9.19              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $11.34
    End of period                                                          $13.90              $11.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.77
    End of period                                                          $16.56              $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.17
    End of period                                                          $11.22              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $13.59
    End of period                                                          $17.98              $14.65
  Accumulation units outstanding
  at the end of period                                                       490                512

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.27
    End of period                                                          $13.66              $11.77
  Accumulation units outstanding
  at the end of period                                                       610                638






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.17              $20.28
    End of period                                                          $26.17              $22.17
  Accumulation units outstanding
  at the end of period                                                       324                339

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $9.54
    End of period                                                          $13.03              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.84
    End of period                                                          $14.68              $13.70
  Accumulation units outstanding
  at the end of period                                                       262                274






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.33
    End of period                                                          $11.73              $10.43
  Accumulation units outstanding
  at the end of period                                                       689                719

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.69              $16.51
    End of period                                                          $20.00              $18.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.64
    End of period                                                          $15.00              $13.06
  Accumulation units outstanding
  at the end of period                                                       275                287

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.26
    End of period                                                           $5.84              $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.47              $12.46
    End of period                                                          $14.91              $15.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.82
    End of period                                                          $13.00              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $10.54
    End of period                                                          $13.92              $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.73
    End of period                                                           $8.67              $8.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $13.12
    End of period                                                          $13.26              $13.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.70
    End of period                                                            N/A               $15.00
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.64              $19.71
    End of period                                                          $21.82              $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.13
    End of period                                                           $8.22              $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.60              $17.96
    End of period                                                          $20.54              $18.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.68
    End of period                                                          $14.26              $12.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.25
    End of period                                                          $10.99              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.91
    End of period                                                          $14.21              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.68
    End of period                                                          $13.50              $12.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.41              $20.83
    End of period                                                          $24.08              $21.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.44              $23.41
    End of period                                                          $24.98              $24.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.19
    End of period                                                          $11.48              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $15.94
    End of period                                                          $20.11              $17.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.46              $23.16
    End of period                                                          $27.18              $24.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.15              $29.72
    End of period                                                          $35.64              $34.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.46
    End of period                                                          $15.40              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $12.20
    End of period                                                          $13.18              $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $17.03
    End of period                                                          $17.48              $17.09
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $14.33
    End of period                                                          $14.39              $14.26
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.35%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.86
    End of period                                                          $11.98              $11.37
  Accumulation units outstanding
  at the end of period                                                     16,985              9,253

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.39
    End of period                                                          $15.34              $11.52
  Accumulation units outstanding
  at the end of period                                                      1,762                -

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.74
    End of period                                                          $13.71              $12.26
  Accumulation units outstanding
  at the end of period                                                      6,630              2,160

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.54              $15.81
    End of period                                                          $17.98              $17.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.15
    End of period                                                            N/A               $9.52
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $15.83
    End of period                                                          $17.61              $16.04
  Accumulation units outstanding
  at the end of period                                                       938                912

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.12              $18.09
    End of period                                                          $21.25              $18.12
  Accumulation units outstanding
  at the end of period                                                       484                508

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $9.64
    End of period                                                          $11.35              $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.88              $18.84
    End of period                                                          $21.76              $19.88
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1198)

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.92
    End of period                                                          $12.49              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A
    End of period                                                          $12.68               N/A
  Accumulation units outstanding
  at the end of period                                                      3,726               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $12.62
    End of period                                                          $15.93              $13.30
  Accumulation units outstanding
  at the end of period                                                      5,369               988

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.13
    End of period                                                          $14.64              $11.36
  Accumulation units outstanding
  at the end of period                                                     10,227              8,007

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.18              $16.30
    End of period                                                          $19.22              $17.18
  Accumulation units outstanding
  at the end of period                                                      6,912              3,917

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $13.92
    End of period                                                          $15.99              $14.02
  Accumulation units outstanding
  at the end of period                                                      9,653              4,344






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $11.60
    End of period                                                          $11.85              $10.81
  Accumulation units outstanding
  at the end of period                                                     40,551              37,186

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.79
    End of period                                                          $10.89              $10.75
  Accumulation units outstanding
  at the end of period                                                      1,089               338

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.27              $4.26
    End of period                                                           $5.68              $4.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.87              $9.97
    End of period                                                          $10.94              $9.87
  Accumulation units outstanding
  at the end of period                                                      2,520               373

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $9.01
    End of period                                                          $10.66              $8.42
  Accumulation units outstanding
  at the end of period                                                     57,378              48,098

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A
    End of period                                                          $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.79
    End of period                                                           $9.17              $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.32
    End of period                                                          $13.87              $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.03
    End of period                                                          $16.52              $12.07
  Accumulation units outstanding
  at the end of period                                                     51,454              43,581

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.34
    End of period                                                          $11.19              $10.78
  Accumulation units outstanding
  at the end of period                                                     27,400              14,123

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.57
    End of period                                                          $17.95              $14.64
  Accumulation units outstanding
  at the end of period                                                     17,935              11,367

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.27
    End of period                                                          $13.66              $11.77
  Accumulation units outstanding
  at the end of period                                                     77,451              65,060






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.17
    End of period                                                          $10.69              $10.45
  Accumulation units outstanding
  at the end of period                                                     10,648              16,474

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.13              $20.24
    End of period                                                          $26.11              $22.13
  Accumulation units outstanding
  at the end of period                                                      3,133               717

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $10.47
    End of period                                                          $13.00              $12.72
  Accumulation units outstanding
  at the end of period                                                     43,678              41,996

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.83
    End of period                                                          $14.66              $13.68
  Accumulation units outstanding
  at the end of period                                                      6,869              3,827






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.32
    End of period                                                          $11.71              $10.42
  Accumulation units outstanding
  at the end of period                                                     16,932              10,330

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.66              $17.97
    End of period                                                          $19.95              $18.66
  Accumulation units outstanding
  at the end of period                                                     26,139              20,981

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.63
    End of period                                                          $14.98              $13.05
  Accumulation units outstanding
  at the end of period                                                      1,495               621

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $5.21
    End of period                                                           $5.82              $5.45
  Accumulation units outstanding
  at the end of period                                                      7,019               659

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $12.62
    End of period                                                          $14.90              $15.46
  Accumulation units outstanding
  at the end of period                                                     62,561              46,928

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.35
    End of period                                                          $12.99              $11.85
  Accumulation units outstanding
  at the end of period                                                     27,619              16,018






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.88
    End of period                                                          $13.90              $12.16
  Accumulation units outstanding
  at the end of period                                                     10,256              6,311

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $7.70
    End of period                                                           $8.66              $8.45
  Accumulation units outstanding
  at the end of period                                                       666                609

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $13.08
    End of period                                                          $13.22              $13.08
  Accumulation units outstanding
  at the end of period                                                     17,009              8,585

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.66
    End of period                                                            N/A               $14.95
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.94              $7.12
    End of period                                                           $8.20              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $17.91
    End of period                                                          $20.47              $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.66
    End of period                                                          $14.23              $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.32
    End of period                                                          $10.99              $10.43
  Accumulation units outstanding
  at the end of period                                                     14,290              2,158

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.12
    End of period                                                          $14.17              $12.71
  Accumulation units outstanding
  at the end of period                                                     40,822              18,800

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.51
    End of period                                                          $11.59              $10.75
  Accumulation units outstanding
  at the end of period                                                      8,689              7,672

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.88
    End of period                                                          $13.47              $12.29
  Accumulation units outstanding
  at the end of period                                                     73,393              61,115

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $20.77
    End of period                                                          $24.00              $21.61
  Accumulation units outstanding
  at the end of period                                                      2,926                -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.09              $20.53
    End of period                                                          $23.34              $21.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.36              $23.34
    End of period                                                          $24.90              $24.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.16
    End of period                                                          $11.44              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $16.66
    End of period                                                          $20.09              $17.01
  Accumulation units outstanding
  at the end of period                                                       323                393

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.39              $23.20
    End of period                                                          $27.08              $24.39
  Accumulation units outstanding
  at the end of period                                                       789                810

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.05              $30.40
    End of period                                                          $35.52              $34.05
  Accumulation units outstanding
  at the end of period                                                      4,657              2,060

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.84
    End of period                                                          $15.37              $13.11
  Accumulation units outstanding
  at the end of period                                                     19,104              11,007

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $12.37
    End of period                                                          $13.15              $12.18
  Accumulation units outstanding
  at the end of period                                                     16,101              9,137

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $17.08
    End of period                                                          $17.43              $17.04
  Accumulation units outstanding
  at the end of period                                                      4,803              1,268






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.22              $14.29
    End of period                                                          $14.34              $14.22
  Accumulation units outstanding
  at the end of period                                                       183                 -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.72
    End of period                                                          $11.97              $11.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.51
    End of period                                                          $15.34              $11.52
  Accumulation units outstanding
  at the end of period                                                      8,327               698

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.21
    End of period                                                          $13.70              $12.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $15.79
    End of period                                                          $17.96              $17.52
  Accumulation units outstanding
  at the end of period                                                       28                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.15
    End of period                                                            N/A               $9.51
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $15.65
    End of period                                                          $17.59              $16.03
  Accumulation units outstanding
  at the end of period                                                      1,918                -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.10              $17.34
    End of period                                                          $21.23              $18.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.64
    End of period                                                          $11.34              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $18.83
    End of period                                                          $21.74              $19.86
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.31
    End of period                                                          $12.48              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.71
    End of period                                                          $12.67              $11.21
  Accumulation units outstanding
  at the end of period                                                      2,702                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.00
    End of period                                                          $15.91              $13.29
  Accumulation units outstanding
  at the end of period                                                      2,423                -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.13
    End of period                                                          $14.63              $11.35
  Accumulation units outstanding
  at the end of period                                                     12,603               347

JNL/Lazard Emerging Markets Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     17,825               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.16              $16.29
    End of period                                                          $19.20              $17.16
  Accumulation units outstanding
  at the end of period                                                      2,036               204

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $13.13
    End of period                                                          $15.98              $14.01
  Accumulation units outstanding
  at the end of period                                                      2,066                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $11.59
    End of period                                                          $11.84              $10.80
  Accumulation units outstanding
  at the end of period                                                     17,862              1,503

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.82
    End of period                                                          $10.88              $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.27              $4.26
    End of period                                                           $5.68              $4.27
  Accumulation units outstanding
  at the end of period                                                      3,215                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.87              $10.16
    End of period                                                          $10.94              $9.87
  Accumulation units outstanding
  at the end of period                                                       394                338

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $9.01
    End of period                                                          $10.65              $8.42
  Accumulation units outstanding
  at the end of period                                                      5,853              2,502

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                     98,801               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.79
    End of period                                                           $9.16              $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.31
    End of period                                                          $13.86              $11.95
  Accumulation units outstanding
  at the end of period                                                      3,889               305

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.02
    End of period                                                          $16.51              $12.06
  Accumulation units outstanding
  at the end of period                                                     15,489              1,185

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.33
    End of period                                                          $11.18              $10.78
  Accumulation units outstanding
  at the end of period                                                      3,496              1,069

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $12.89
    End of period                                                          $17.94              $14.63
  Accumulation units outstanding
  at the end of period                                                     64,301                -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.27
    End of period                                                          $13.65              $11.76
  Accumulation units outstanding
  at the end of period                                                     843,865            178,199






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.52
    End of period                                                          $10.69              $10.45
  Accumulation units outstanding
  at the end of period                                                     14,318                -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.11              $20.23
    End of period                                                          $26.09              $22.11
  Accumulation units outstanding
  at the end of period                                                      4,210               513

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $10.46
    End of period                                                          $12.99              $12.71
  Accumulation units outstanding
  at the end of period                                                     13,824              1,824

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      1,087               N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.17
    End of period                                                          $14.65              $13.68
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.08
    End of period                                                          $11.71              $10.42
  Accumulation units outstanding
  at the end of period                                                      2,279                -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.65              $17.96
    End of period                                                          $19.94              $18.65
  Accumulation units outstanding
  at the end of period                                                     11,379              1,195

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.28
    End of period                                                          $14.97              $13.04
  Accumulation units outstanding
  at the end of period                                                       648                 -

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $5.20
    End of period                                                           $5.82              $5.45
  Accumulation units outstanding
  at the end of period                                                     10,154              1,433

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $12.62
    End of period                                                          $14.89              $15.46
  Accumulation units outstanding
  at the end of period                                                     170,063             45,683

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.82
    End of period                                                          $12.99              $11.85
  Accumulation units outstanding
  at the end of period                                                     35,442                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.88
    End of period                                                          $13.89              $12.16
  Accumulation units outstanding
  at the end of period                                                       659                663

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $7.72
    End of period                                                           $8.65              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $13.09
    End of period                                                          $13.21              $13.07
  Accumulation units outstanding
  at the end of period                                                     18,794                -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.65
    End of period                                                            N/A               $14.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.23
    End of period                                                          $21.72              $19.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.12
    End of period                                                           $8.19              $7.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $17.89
    End of period                                                          $20.45              $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.65
    End of period                                                          $14.21              $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.25
    End of period                                                          $10.98              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.11
    End of period                                                          $14.16              $12.70
  Accumulation units outstanding
  at the end of period                                                     11,354              3,771

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.38
    End of period                                                          $11.59              $10.75
  Accumulation units outstanding
  at the end of period                                                      4,377                -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.87
    End of period                                                          $13.46              $12.28
  Accumulation units outstanding
  at the end of period                                                     46,931              2,068

JNL/S&P Retirement 2015 Division(1017)

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A
    End of period                                                          $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division(1100)

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A
    End of period                                                          $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1169)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A
    End of period                                                          $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.60              $21.35
    End of period                                                          $23.97              $21.60
  Accumulation units outstanding
  at the end of period                                                      3,202               329

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $20.51
    End of period                                                          $23.31              $21.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.34              $23.32
    End of period                                                          $24.87              $24.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.15
    End of period                                                          $11.42              $11.19
  Accumulation units outstanding
  at the end of period                                                      1,400                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.00              $15.93
    End of period                                                          $20.08              $17.00
  Accumulation units outstanding
  at the end of period                                                       24                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.36              $23.07
    End of period                                                          $27.05              $24.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.01              $29.61
    End of period                                                          $35.48              $34.01
  Accumulation units outstanding
  at the end of period                                                       919                 -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.84
    End of period                                                          $15.36              $13.10
  Accumulation units outstanding
  at the end of period                                                      2,593               271

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $12.17
    End of period                                                          $13.14              $12.17
  Accumulation units outstanding
  at the end of period                                                     17,007                -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $16.96
    End of period                                                          $17.41              $17.02
  Accumulation units outstanding
  at the end of period                                                      8,830                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.20              $14.28
    End of period                                                          $14.32              $14.20
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.38%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.11
    End of period                                                          $15.34              $11.52
  Accumulation units outstanding
  at the end of period                                                      1,135               838

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.96
    End of period                                                          $12.67              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                 551






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.68
    End of period                                                          $10.87              $10.74
  Accumulation units outstanding
  at the end of period                                                      1,458               991

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.53
    End of period                                                          $10.63              $8.40
  Accumulation units outstanding
  at the end of period                                                       219                 67

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                      4,540               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.98
    End of period                                                          $13.83              $11.93
  Accumulation units outstanding
  at the end of period                                                       487                530

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.12
    End of period                                                          $16.48              $12.04
  Accumulation units outstanding
  at the end of period                                                      1,879              1,011

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.51
    End of period                                                          $11.16              $10.76
  Accumulation units outstanding
  at the end of period                                                       876               1,030

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $13.97
    End of period                                                          $17.93              $14.62
  Accumulation units outstanding
  at the end of period                                                       511                606

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.04
    End of period                                                          $13.64              $11.76
  Accumulation units outstanding
  at the end of period                                                      8,578              5,447






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.07              $20.51
    End of period                                                          $26.03              $22.07
  Accumulation units outstanding
  at the end of period                                                       716                580

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $10.88
    End of period                                                          $12.97              $12.69
  Accumulation units outstanding
  at the end of period                                                        -                2,193

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.63
    End of period                                                          $14.64              $13.66
  Accumulation units outstanding
  at the end of period                                                       615                621






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.48
    End of period                                                          $11.70              $10.41
  Accumulation units outstanding
  at the end of period                                                       766                808

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $13.15
    End of period                                                          $14.95              $13.03
  Accumulation units outstanding
  at the end of period                                                       615                643

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $12.49
    End of period                                                          $14.89              $15.46
  Accumulation units outstanding
  at the end of period                                                       987               2,919

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.98
    End of period                                                          $12.97              $11.84
  Accumulation units outstanding
  at the end of period                                                       179                 47






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $13.19
    End of period                                                          $13.19              $13.05
  Accumulation units outstanding
  at the end of period                                                      3,068              2,711

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $12.03
    End of period                                                          $13.11              $12.14
  Accumulation units outstanding
  at the end of period                                                       832                880

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $17.04
    End of period                                                          $17.36              $16.98
  Accumulation units outstanding
  at the end of period                                                      1,420              2,544






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $14.09
    End of period                                                          $14.29              $14.17
  Accumulation units outstanding
  at the end of period                                                      1,479              1,502





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.395%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.70
    End of period                                                          $11.95              $11.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.70
    End of period                                                          $15.33              $11.51
  Accumulation units outstanding
  at the end of period                                                      3,898               982

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.19
    End of period                                                          $13.68              $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.46              $15.74
    End of period                                                          $17.89              $17.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.13
    End of period                                                            N/A               $8.41
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.77
    End of period                                                          $17.52              $15.97
  Accumulation units outstanding
  at the end of period                                                      1,783              1,459

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.04              $18.03
    End of period                                                          $21.15              $18.04
  Accumulation units outstanding
  at the end of period                                                      1,438               685

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.93
    End of period                                                          $11.32              $10.46
  Accumulation units outstanding
  at the end of period                                                      4,790              3,298

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.78              $18.40
    End of period                                                          $21.65              $19.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1116)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.94
    End of period                                                          $12.48              $10.86
  Accumulation units outstanding
  at the end of period                                                       757                 -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.97
    End of period                                                          $12.67              $11.21
  Accumulation units outstanding
  at the end of period                                                      2,232                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,625               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $12.56
    End of period                                                          $15.85              $13.24
  Accumulation units outstanding
  at the end of period                                                      1,617               964

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.10
    End of period                                                          $14.59              $11.32
  Accumulation units outstanding
  at the end of period                                                     11,597              11,518

JNL/Lazard Emerging Markets Division(1203)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $16.25
    End of period                                                          $19.14              $17.11
  Accumulation units outstanding
  at the end of period                                                      6,621              6,813

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $13.88
    End of period                                                          $15.93              $13.97
  Accumulation units outstanding
  at the end of period                                                      3,334              5,123






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $11.57
    End of period                                                          $11.81              $10.78
  Accumulation units outstanding
  at the end of period                                                     30,671              22,448

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.78
    End of period                                                          $10.86              $10.73
  Accumulation units outstanding
  at the end of period                                                      1,948              1,308

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.26              $4.05
    End of period                                                           $5.66              $4.26
  Accumulation units outstanding
  at the end of period                                                       479                479

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.85              $9.42
    End of period                                                          $10.90              $9.85
  Accumulation units outstanding
  at the end of period                                                       204                204

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.99
    End of period                                                          $10.62              $8.40
  Accumulation units outstanding
  at the end of period                                                     19,732              17,166

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                      8,360               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.77
    End of period                                                           $9.14              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.30
    End of period                                                          $13.82              $11.93
  Accumulation units outstanding
  at the end of period                                                       929                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.00
    End of period                                                          $16.47              $12.04
  Accumulation units outstanding
  at the end of period                                                     25,001              18,733

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.31
    End of period                                                          $11.16              $10.75
  Accumulation units outstanding
  at the end of period                                                      2,866              1,420

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.55
    End of period                                                          $17.91              $14.61
  Accumulation units outstanding
  at the end of period                                                      2,166              1,585

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.26
    End of period                                                          $13.64              $11.76
  Accumulation units outstanding
  at the end of period                                                     41,871              24,212






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.17
    End of period                                                          $10.68              $10.45
  Accumulation units outstanding
  at the end of period                                                      5,090               372

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.06              $20.19
    End of period                                                          $26.02              $22.06
  Accumulation units outstanding
  at the end of period                                                      1,438              4,499

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $10.44
    End of period                                                          $12.96              $12.68
  Accumulation units outstanding
  at the end of period                                                     21,294              20,468

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.81
    End of period                                                          $14.63              $13.66
  Accumulation units outstanding
  at the end of period                                                     17,777              12,303






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.31
    End of period                                                          $11.69              $10.40
  Accumulation units outstanding
  at the end of period                                                      9,734              8,363

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.60              $17.92
    End of period                                                          $19.89              $18.60
  Accumulation units outstanding
  at the end of period                                                     14,333              11,907

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.61
    End of period                                                          $14.94              $13.03
  Accumulation units outstanding
  at the end of period                                                      7,668              6,682

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.43              $4.78
    End of period                                                           $5.80              $5.43
  Accumulation units outstanding
  at the end of period                                                      5,225               386

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.62
    End of period                                                          $14.88              $15.45
  Accumulation units outstanding
  at the end of period                                                     15,873              15,206

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.40
    End of period                                                          $12.97              $11.85
  Accumulation units outstanding
  at the end of period                                                     12,054              12,873






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.87
    End of period                                                          $13.86              $12.14
  Accumulation units outstanding
  at the end of period                                                      9,848              4,337

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.71
    End of period                                                           $8.64              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $13.04
    End of period                                                          $13.17              $13.04
  Accumulation units outstanding
  at the end of period                                                     17,954              11,546

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.60
    End of period                                                            N/A               $14.88
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(1012)

  Accumulation unit value:
    Beginning of period                                                    $19.80               N/A
    End of period                                                          $21.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.11
    End of period                                                           $8.18              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $17.83
    End of period                                                          $20.36              $18.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.88
    End of period                                                          $14.17              $12.56
  Accumulation units outstanding
  at the end of period                                                        -                1,759






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.25
    End of period                                                          $10.98              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.85
    End of period                                                          $14.12              $12.67
  Accumulation units outstanding
  at the end of period                                                      4,841                -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.38
    End of period                                                          $11.58              $10.74
  Accumulation units outstanding
  at the end of period                                                       450                 -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.62
    End of period                                                          $13.42              $12.25
  Accumulation units outstanding
  at the end of period                                                     27,844                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.51              $21.27
    End of period                                                          $23.87              $21.51
  Accumulation units outstanding
  at the end of period                                                      1,068              2,949

JNL/Select Global Growth Division(1012)

  Accumulation unit value:
    Beginning of period                                                    $21.81               N/A
    End of period                                                          $23.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.26              $23.25
    End of period                                                          $24.78              $24.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.10
    End of period                                                          $11.38              $11.15
  Accumulation units outstanding
  at the end of period                                                      5,600              3,356






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.64
    End of period                                                          $20.05              $16.98
  Accumulation units outstanding
  at the end of period                                                      2,188              1,152

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.27              $23.10
    End of period                                                          $26.94              $24.27
  Accumulation units outstanding
  at the end of period                                                      2,264              1,490

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.88              $30.26
    End of period                                                          $35.33              $33.88
  Accumulation units outstanding
  at the end of period                                                      3,682              3,314

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.81
    End of period                                                          $15.33              $13.08
  Accumulation units outstanding
  at the end of period                                                      9,280              7,676

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $12.33
    End of period                                                          $13.10              $12.14
  Accumulation units outstanding
  at the end of period                                                      8,504              6,402

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $17.00
    End of period                                                          $17.34              $16.96
  Accumulation units outstanding
  at the end of period                                                     15,882              15,280






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $14.20
    End of period                                                          $14.27              $14.15
  Accumulation units outstanding
  at the end of period                                                      7,110              5,379



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.84
    End of period                                                          $11.95              $11.34
  Accumulation units outstanding
  at the end of period                                                      1,461              1,397

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.14
    End of period                                                          $15.33              $11.52
  Accumulation units outstanding
  at the end of period                                                      1,697                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.19
    End of period                                                          $13.67              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $15.73
    End of period                                                          $17.88              $17.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.95
    End of period                                                            N/A               $9.48
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.76
    End of period                                                          $17.51              $15.97
  Accumulation units outstanding
  at the end of period                                                      1,012               996

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $17.28
    End of period                                                          $21.14              $18.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.71
    End of period                                                          $11.31              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.77              $16.92
    End of period                                                          $21.63              $19.77
  Accumulation units outstanding
  at the end of period                                                       917                924






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.40
    End of period                                                          $12.48              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.95
    End of period                                                          $12.67              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $11.95
    End of period                                                          $15.84              $13.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.10
    End of period                                                          $14.58              $11.31
  Accumulation units outstanding
  at the end of period                                                      2,624              3,277

JNL/Lazard Emerging Markets Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $8.28               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $16.24
    End of period                                                          $19.14              $17.11
  Accumulation units outstanding
  at the end of period                                                       398                406

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $13.10
    End of period                                                          $15.93              $13.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $11.56
    End of period                                                          $11.81              $10.77
  Accumulation units outstanding
  at the end of period                                                     16,877              10,561

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.81
    End of period                                                          $10.86              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.26              $4.39
    End of period                                                           $5.66              $4.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.84              $10.03
    End of period                                                          $10.90              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.99
    End of period                                                          $10.62              $8.40
  Accumulation units outstanding
  at the end of period                                                     19,929              13,219

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                      2,192               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.77
    End of period                                                           $9.13              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.29
    End of period                                                          $13.81              $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.00
    End of period                                                          $16.46              $12.03
  Accumulation units outstanding
  at the end of period                                                     37,535              24,645

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.07
    End of period                                                          $11.15              $10.74
  Accumulation units outstanding
  at the end of period                                                       315                304

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.55
    End of period                                                          $17.91              $14.61
  Accumulation units outstanding
  at the end of period                                                       998               1,126

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.26
    End of period                                                          $13.64              $11.76
  Accumulation units outstanding
  at the end of period                                                      5,285              4,218






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.17
    End of period                                                          $10.68              $10.45
  Accumulation units outstanding
  at the end of period                                                     20,521              10,815

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.04              $20.18
    End of period                                                          $26.00              $22.04
  Accumulation units outstanding
  at the end of period                                                       608               1,774

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $10.44
    End of period                                                          $12.95              $12.67
  Accumulation units outstanding
  at the end of period                                                      4,453              5,994

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.15
    End of period                                                          $14.62              $13.65
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.07
    End of period                                                          $11.68              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.60              $17.92
    End of period                                                          $19.88              $18.60
  Accumulation units outstanding
  at the end of period                                                     15,262              9,769

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.61
    End of period                                                          $14.94              $13.02
  Accumulation units outstanding
  at the end of period                                                       554                565

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.44              $5.24
    End of period                                                           $5.80              $5.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.62
    End of period                                                          $14.88              $15.45
  Accumulation units outstanding
  at the end of period                                                     39,414              27,389

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.35
    End of period                                                          $12.97              $11.85
  Accumulation units outstanding
  at the end of period                                                      1,328              1,341






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.51
    End of period                                                          $13.86              $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.68
    End of period                                                           $8.63              $8.43
  Accumulation units outstanding
  at the end of period                                                       257                257

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $13.05
    End of period                                                          $13.16              $13.03
  Accumulation units outstanding
  at the end of period                                                      7,100                -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.59
    End of period                                                            N/A               $14.87
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.47              $17.77
    End of period                                                          $21.62              $19.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.11
    End of period                                                           $8.17              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.44              $17.77
    End of period                                                          $20.35              $18.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.62
    End of period                                                          $14.17              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.25
    End of period                                                          $10.97              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.85
    End of period                                                          $14.11              $12.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.38
    End of period                                                          $11.58              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.62
    End of period                                                          $13.41              $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.50              $20.67
    End of period                                                          $23.86              $21.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $20.43
    End of period                                                          $23.20              $20.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.23              $23.52
    End of period                                                          $24.75              $24.23
  Accumulation units outstanding
  at the end of period                                                       90                  90

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $11.10
    End of period                                                          $11.37              $11.14
  Accumulation units outstanding
  at the end of period                                                        -                1,168






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.64
    End of period                                                          $20.04              $16.98
  Accumulation units outstanding
  at the end of period                                                      2,062               826

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.26              $23.09
    End of period                                                          $26.93              $24.26
  Accumulation units outstanding
  at the end of period                                                       311                307

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.87              $30.25
    End of period                                                          $35.31              $33.87
  Accumulation units outstanding
  at the end of period                                                       297                287

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.39
    End of period                                                          $15.32              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.13
    End of period                                                          $13.08              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.99
    End of period                                                          $17.32              $16.95
  Accumulation units outstanding
  at the end of period                                                      6,301               850






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.22
    End of period                                                          $14.26              $14.14
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.70
    End of period                                                          $11.94              $11.34
  Accumulation units outstanding
  at the end of period                                                      7,054                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $11.25
    End of period                                                          $15.33              $11.51
  Accumulation units outstanding
  at the end of period                                                     83,098              16,624

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.19
    End of period                                                          $13.67              $12.23
  Accumulation units outstanding
  at the end of period                                                     12,024                -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $15.88
    End of period                                                          $17.86              $17.43
  Accumulation units outstanding
  at the end of period                                                      4,823              1,251

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.12
    End of period                                                            N/A               $9.47
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $15.59
    End of period                                                          $17.50              $15.95
  Accumulation units outstanding
  at the end of period                                                      1,799                -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.01              $18.00
    End of period                                                          $21.12              $18.01
  Accumulation units outstanding
  at the end of period                                                      7,593              1,835

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.92
    End of period                                                          $11.30              $10.45
  Accumulation units outstanding
  at the end of period                                                     13,642               823

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.75              $18.83
    End of period                                                          $21.61              $19.75
  Accumulation units outstanding
  at the end of period                                                     13,188              1,792






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     84,704               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $11.02
    End of period                                                          $12.47              $10.86
  Accumulation units outstanding
  at the end of period                                                     24,131              2,410

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.71
    End of period                                                          $12.66              $11.21
  Accumulation units outstanding
  at the end of period                                                     36,184              6,493






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,755               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.54
    End of period                                                          $15.82              $13.22
  Accumulation units outstanding
  at the end of period                                                     28,369              1,983

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.09
    End of period                                                          $14.57              $11.31
  Accumulation units outstanding
  at the end of period                                                     58,528              2,142

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     30,601               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.23
    End of period                                                          $19.12              $17.09
  Accumulation units outstanding
  at the end of period                                                     19,956              9,081

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $13.86
    End of period                                                          $15.91              $13.95
  Accumulation units outstanding
  at the end of period                                                      7,663              1,196






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $11.56
    End of period                                                          $11.80              $10.77
  Accumulation units outstanding
  at the end of period                                                     128,087             19,487

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.77
    End of period                                                          $10.85              $10.73
  Accumulation units outstanding
  at the end of period                                                     43,184              2,362

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.26              $4.31
    End of period                                                           $5.66              $4.26
  Accumulation units outstanding
  at the end of period                                                     36,740                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $10.20
    End of period                                                          $10.89              $9.84
  Accumulation units outstanding
  at the end of period                                                      3,507                -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.98
    End of period                                                          $10.61              $8.39
  Accumulation units outstanding
  at the end of period                                                     138,401             24,435

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                     176,683              N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.00              $8.00
    End of period                                                           $9.13              $8.00
  Accumulation units outstanding
  at the end of period                                                     37,121              4,238

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.28
    End of period                                                          $13.81              $11.92
  Accumulation units outstanding
  at the end of period                                                      4,569               316

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $10.99
    End of period                                                          $16.45              $12.02
  Accumulation units outstanding
  at the end of period                                                     163,986             33,065

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.30
    End of period                                                          $11.14              $10.74
  Accumulation units outstanding
  at the end of period                                                     12,849              4,973

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $13.55
    End of period                                                          $17.90              $14.60
  Accumulation units outstanding
  at the end of period                                                     68,909              4,265

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.26
    End of period                                                          $13.64              $11.76
  Accumulation units outstanding
  at the end of period                                                    1,335,469           140,029






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                     33,335               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.17
    End of period                                                          $10.68              $10.44
  Accumulation units outstanding
  at the end of period                                                      5,330              2,262

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.04              $20.17
    End of period                                                          $25.99              $22.04
  Accumulation units outstanding
  at the end of period                                                     64,524              11,386

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $10.43
    End of period                                                          $12.94              $12.67
  Accumulation units outstanding
  at the end of period                                                     135,220             23,642

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      5,256               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.80
    End of period                                                          $14.61              $13.65
  Accumulation units outstanding
  at the end of period                                                     63,776              9,904






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.30
    End of period                                                          $11.68              $10.40
  Accumulation units outstanding
  at the end of period                                                     82,686              4,419

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.58              $17.91
    End of period                                                          $19.86              $18.58
  Accumulation units outstanding
  at the end of period                                                     83,788              13,408

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.61
    End of period                                                          $14.93              $13.02
  Accumulation units outstanding
  at the end of period                                                     43,051              3,380

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.23
    End of period                                                           $5.83              $5.46
  Accumulation units outstanding
  at the end of period                                                     11,283              17,093

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.62
    End of period                                                          $14.88              $15.45
  Accumulation units outstanding
  at the end of period                                                     332,473             64,851

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.35
    End of period                                                          $12.97              $11.85
  Accumulation units outstanding
  at the end of period                                                     105,371             17,825






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $10.86
    End of period                                                          $13.85              $12.13
  Accumulation units outstanding
  at the end of period                                                     31,621              2,429

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.71
    End of period                                                           $8.63              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $13.02
    End of period                                                          $13.15              $13.02
  Accumulation units outstanding
  at the end of period                                                     54,010              10,967

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.58
    End of period                                                            N/A               $14.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $19.79
    End of period                                                          $21.60              $19.45
  Accumulation units outstanding
  at the end of period                                                       625                420






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $7.17
    End of period                                                           $8.23              $7.97
  Accumulation units outstanding
  at the end of period                                                      8,483                -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $18.33
    End of period                                                          $20.33              $18.42
  Accumulation units outstanding
  at the end of period                                                       173                178

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.86
    End of period                                                          $14.15              $12.54
  Accumulation units outstanding
  at the end of period                                                     58,885              16,898






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.31
    End of period                                                          $10.97              $10.42
  Accumulation units outstanding
  at the end of period                                                     16,676               795

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $12.07
    End of period                                                          $14.10              $12.65
  Accumulation units outstanding
  at the end of period                                                     175,638             34,927

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.50
    End of period                                                          $11.57              $10.74
  Accumulation units outstanding
  at the end of period                                                     63,786              5,725

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.83
    End of period                                                          $13.40              $12.23
  Accumulation units outstanding
  at the end of period                                                     158,884             19,119

JNL/S&P Retirement 2015 Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      1,327               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A
    End of period                                                          $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                       989                N/A

JNL/S&P Retirement Income Division(1060)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A
    End of period                                                          $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                     37,249               N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $21.24
    End of period                                                          $23.83              $21.48
  Accumulation units outstanding
  at the end of period                                                     21,888              3,193

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.95              $19.87
    End of period                                                          $23.17              $20.95
  Accumulation units outstanding
  at the end of period                                                        -                 355

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.21              $22.75
    End of period                                                          $24.72              $24.21
  Accumulation units outstanding
  at the end of period                                                       651                319

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $11.09
    End of period                                                          $11.36              $11.13
  Accumulation units outstanding
  at the end of period                                                     51,436                6






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $16.64
    End of period                                                          $20.04              $16.97
  Accumulation units outstanding
  at the end of period                                                     14,058              2,607

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.23              $23.07
    End of period                                                          $26.90              $24.23
  Accumulation units outstanding
  at the end of period                                                     30,892              6,218

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.83              $30.22
    End of period                                                          $35.27              $33.83
  Accumulation units outstanding
  at the end of period                                                     14,479              2,891

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.80
    End of period                                                          $15.31              $13.07
  Accumulation units outstanding
  at the end of period                                                     58,859              10,199

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.31
    End of period                                                          $13.08              $12.12
  Accumulation units outstanding
  at the end of period                                                     43,020              4,363

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $16.97
    End of period                                                          $17.30              $16.92
  Accumulation units outstanding
  at the end of period                                                     19,072              1,550






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.21
    End of period                                                          $14.24              $14.13
  Accumulation units outstanding
  at the end of period                                                      3,705                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.42%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.69
    End of period                                                          $11.93              $11.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.61
    End of period                                                          $15.33              $11.51
  Accumulation units outstanding
  at the end of period                                                        -                 261

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $15.70
    End of period                                                          $17.84              $17.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.94              $15.57
    End of period                                                          $17.48              $15.94
  Accumulation units outstanding
  at the end of period                                                       180                 -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $17.25
    End of period                                                          $21.10              $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.61
    End of period                                                          $11.30              $10.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     10,059               N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.59
    End of period                                                          $14.55              $11.30
  Accumulation units outstanding
  at the end of period                                                     18,745              17,250

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $15.75
    End of period                                                          $19.10              $17.08
  Accumulation units outstanding
  at the end of period                                                       350                169

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $12.79
    End of period                                                          $15.90              $13.94
  Accumulation units outstanding
  at the end of period                                                       195               6,111






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $11.17
    End of period                                                          $11.78              $10.76
  Accumulation units outstanding
  at the end of period                                                      6,748              5,866

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.77
    End of period                                                          $10.85              $10.72
  Accumulation units outstanding
  at the end of period                                                      2,083              10,480

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.38              $8.52
    End of period                                                          $10.60              $8.38
  Accumulation units outstanding
  at the end of period                                                      9,860              7,577

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A
    End of period                                                          $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $10.65
    End of period                                                          $16.43              $12.01
  Accumulation units outstanding
  at the end of period                                                      6,859              6,034

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.11
    End of period                                                          $11.13              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $13.54
    End of period                                                          $17.89              $14.59
  Accumulation units outstanding
  at the end of period                                                      3,032              2,412

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.14
    End of period                                                          $13.63              $11.75
  Accumulation units outstanding
  at the end of period                                                     42,507              31,090






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1183)

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.02              $19.61
    End of period                                                          $25.96              $22.02
  Accumulation units outstanding
  at the end of period                                                        -                 412

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $9.81
    End of period                                                          $12.93              $12.65
  Accumulation units outstanding
  at the end of period                                                      6,167              7,672

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $12.68
    End of period                                                          $14.61              $13.64
  Accumulation units outstanding
  at the end of period                                                      2,876              2,125






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.30
    End of period                                                          $11.67              $10.39
  Accumulation units outstanding
  at the end of period                                                      2,793              1,852

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.57              $15.66
    End of period                                                          $19.84              $18.57
  Accumulation units outstanding
  at the end of period                                                      3,739              3,467

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.60
    End of period                                                          $14.92              $13.01
  Accumulation units outstanding
  at the end of period                                                      2,936              2,987

JNL/MCM Technology Sector Division(1066)

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A
    End of period                                                           $5.79               N/A
  Accumulation units outstanding
  at the end of period                                                      1,053               N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.38
    End of period                                                          $14.87              $15.45
  Accumulation units outstanding
  at the end of period                                                      6,978              10,334

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.91
    End of period                                                          $12.97              $11.84
  Accumulation units outstanding
  at the end of period                                                     36,882              30,670






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $10.50
    End of period                                                          $13.84              $12.12
  Accumulation units outstanding
  at the end of period                                                       394                 -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $13.03
    End of period                                                          $13.14              $13.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.85
    End of period                                                          $14.14              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                 468






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.25
    End of period                                                          $10.97              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.83
    End of period                                                          $14.08              $12.64
  Accumulation units outstanding
  at the end of period                                                      6,403                -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.38
    End of period                                                          $11.57              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.60
    End of period                                                          $13.39              $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.18              $23.18
    End of period                                                          $24.69              $24.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.08
    End of period                                                          $11.34              $11.12
  Accumulation units outstanding
  at the end of period                                                      1,492               894






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $15.91
    End of period                                                          $20.02              $16.97
  Accumulation units outstanding
  at the end of period                                                       160                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.20              $22.94
    End of period                                                          $26.86              $24.20
  Accumulation units outstanding
  at the end of period                                                       121                 -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.79              $28.78
    End of period                                                          $35.23              $33.79
  Accumulation units outstanding
  at the end of period                                                      4,305              2,272

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.38
    End of period                                                          $15.30              $13.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $12.11
    End of period                                                          $13.06              $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $16.66
    End of period                                                          $17.28              $16.91
  Accumulation units outstanding
  at the end of period                                                      5,905              5,365






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.11              $14.19
    End of period                                                          $14.22              $14.11
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.83
    End of period                                                          $11.92              $11.32
  Accumulation units outstanding
  at the end of period                                                     11,711              6,214

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.43
    End of period                                                          $15.32              $11.51
  Accumulation units outstanding
  at the end of period                                                      4,467              1,784

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.70
    End of period                                                          $13.64              $12.21
  Accumulation units outstanding
  at the end of period                                                      1,835               959

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $15.82
    End of period                                                          $17.78              $17.36
  Accumulation units outstanding
  at the end of period                                                        -                 980

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.09
    End of period                                                            N/A               $9.46
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $15.70
    End of period                                                          $17.43              $15.90
  Accumulation units outstanding
  at the end of period                                                      2,240              1,476

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.95              $17.21
    End of period                                                          $21.03              $17.95
  Accumulation units outstanding
  at the end of period                                                       553                 -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.90
    End of period                                                          $11.27              $10.43
  Accumulation units outstanding
  at the end of period                                                      3,221              2,831

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.67              $18.66
    End of period                                                          $21.51              $19.67
  Accumulation units outstanding
  at the end of period                                                       152                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1107)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      1,395               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.54
    End of period                                                          $12.47              $10.85
  Accumulation units outstanding
  at the end of period                                                       628                227

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.45
    End of period                                                          $12.66              $11.21
  Accumulation units outstanding
  at the end of period                                                      3,919              1,557






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.48
    End of period                                                          $15.73              $13.15
  Accumulation units outstanding
  at the end of period                                                      6,938              3,824

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.06
    End of period                                                          $14.52              $11.27
  Accumulation units outstanding
  at the end of period                                                     13,729              7,613

JNL/Lazard Emerging Markets Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                       261                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.18
    End of period                                                          $19.05              $17.04
  Accumulation units outstanding
  at the end of period                                                     10,874              7,521

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $13.83
    End of period                                                          $15.85              $13.91
  Accumulation units outstanding
  at the end of period                                                      9,171              6,249






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $11.53
    End of period                                                          $11.76              $10.74
  Accumulation units outstanding
  at the end of period                                                     13,113              6,853

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.76
    End of period                                                          $10.83              $10.71
  Accumulation units outstanding
  at the end of period                                                     11,015              2,203

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.25              $4.23
    End of period                                                           $5.64              $4.25
  Accumulation units outstanding
  at the end of period                                                      4,301                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.81              $10.11
    End of period                                                          $10.86              $9.81
  Accumulation units outstanding
  at the end of period                                                      1,624               126

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $8.96
    End of period                                                          $10.58              $8.37
  Accumulation units outstanding
  at the end of period                                                     21,691              10,477

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                     14,905               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.75
    End of period                                                           $9.10              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.26
    End of period                                                          $13.76              $11.88
  Accumulation units outstanding
  at the end of period                                                      1,064                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $10.97
    End of period                                                          $16.40              $11.99
  Accumulation units outstanding
  at the end of period                                                     35,533              15,919

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.28
    End of period                                                          $11.11              $10.71
  Accumulation units outstanding
  at the end of period                                                     17,598              10,755

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.53
    End of period                                                          $17.86              $14.58
  Accumulation units outstanding
  at the end of period                                                     19,735              10,410

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.26
    End of period                                                          $13.62              $11.75
  Accumulation units outstanding
  at the end of period                                                     253,413            202,058






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                       815                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.16
    End of period                                                          $10.67              $10.44
  Accumulation units outstanding
  at the end of period                                                     27,339              20,742

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.98              $20.13
    End of period                                                          $25.91              $21.98
  Accumulation units outstanding
  at the end of period                                                      2,640              2,818

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $10.41
    End of period                                                          $12.90              $12.63
  Accumulation units outstanding
  at the end of period                                                     17,362              14,831

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.79
    End of period                                                          $14.59              $13.63
  Accumulation units outstanding
  at the end of period                                                     14,194              7,283






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.29
    End of period                                                          $11.66              $10.38
  Accumulation units outstanding
  at the end of period                                                     22,428              8,843

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $17.87
    End of period                                                          $19.80              $18.54
  Accumulation units outstanding
  at the end of period                                                      7,038              4,009

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.59
    End of period                                                          $14.90              $13.00
  Accumulation units outstanding
  at the end of period                                                      6,547              4,158

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.42              $5.22
    End of period                                                           $5.78              $5.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $12.62
    End of period                                                          $14.86              $15.44
  Accumulation units outstanding
  at the end of period                                                     41,076              12,703

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.35
    End of period                                                          $12.96              $11.84
  Accumulation units outstanding
  at the end of period                                                     61,298              46,903






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $10.84
    End of period                                                          $13.82              $12.11
  Accumulation units outstanding
  at the end of period                                                     10,491              8,578

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.41              $7.69
    End of period                                                           $8.61              $8.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.99
    End of period                                                          $13.11              $12.98
  Accumulation units outstanding
  at the end of period                                                     19,544              8,160

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.53
    End of period                                                            N/A               $14.79
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.07
    End of period                                                          $21.50              $19.37
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.40
    End of period                                                           $8.15              $7.89
  Accumulation units outstanding
  at the end of period                                                       156                156

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.34              $17.73
    End of period                                                          $20.23              $18.34
  Accumulation units outstanding
  at the end of period                                                       495                 -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.58
    End of period                                                          $14.10              $12.51
  Accumulation units outstanding
  at the end of period                                                      9,377                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.31
    End of period                                                          $10.96              $10.42
  Accumulation units outstanding
  at the end of period                                                     17,390              10,798

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.04
    End of period                                                          $14.05              $12.61
  Accumulation units outstanding
  at the end of period                                                     26,035              17,151

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.50
    End of period                                                          $11.56              $10.74
  Accumulation units outstanding
  at the end of period                                                     20,925              5,805

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.79
    End of period                                                          $13.35              $12.20
  Accumulation units outstanding
  at the end of period                                                     13,429               522

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.39              $21.16
    End of period                                                          $23.72              $21.39
  Accumulation units outstanding
  at the end of period                                                      1,574              1,164

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $20.33
    End of period                                                          $23.07              $20.86
  Accumulation units outstanding
  at the end of period                                                      1,206                -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.11              $23.12
    End of period                                                          $24.61              $24.11
  Accumulation units outstanding
  at the end of period                                                      1,438                -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $11.04
    End of period                                                          $11.30              $11.08
  Accumulation units outstanding
  at the end of period                                                      1,100               224






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.62
    End of period                                                          $20.00              $16.95
  Accumulation units outstanding
  at the end of period                                                      1,854              1,373

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.13              $22.98
    End of period                                                          $26.77              $24.13
  Accumulation units outstanding
  at the end of period                                                      4,355              1,697

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.68              $30.10
    End of period                                                          $35.11              $33.68
  Accumulation units outstanding
  at the end of period                                                      5,389              2,280

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.78
    End of period                                                          $15.27              $13.04
  Accumulation units outstanding
  at the end of period                                                     14,587              9,598

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $12.28
    End of period                                                          $13.03              $12.08
  Accumulation units outstanding
  at the end of period                                                     15,321              7,043

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.86              $16.91
    End of period                                                          $17.22              $16.86
  Accumulation units outstanding
  at the end of period                                                      5,195              2,453






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $14.12
    End of period                                                          $14.17              $14.07
  Accumulation units outstanding
  at the end of period                                                      7,458              2,024





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.68
    End of period                                                          $11.91              $11.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.21
    End of period                                                          $15.32              $11.51
  Accumulation units outstanding
  at the end of period                                                      1,821               357

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.17
    End of period                                                          $13.63              $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $15.64
    End of period                                                          $17.76              $17.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.08
    End of period                                                            N/A               $9.44
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.88              $15.52
    End of period                                                          $17.41              $15.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $17.20
    End of period                                                          $21.01              $17.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.59
    End of period                                                          $11.27              $10.42
  Accumulation units outstanding
  at the end of period                                                      1,264                -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $18.64
    End of period                                                          $21.48              $19.65
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.61
    End of period                                                          $12.46              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.45
    End of period                                                          $12.65              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $11.88
    End of period                                                          $15.72              $13.15
  Accumulation units outstanding
  at the end of period                                                       555                 -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.54
    End of period                                                          $14.50              $11.26
  Accumulation units outstanding
  at the end of period                                                       940                 -

JNL/Lazard Emerging Markets Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                       411                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $15.68
    End of period                                                          $19.03              $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.04
    End of period                                                          $15.84              $13.90
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $11.52
    End of period                                                          $11.75              $10.73
  Accumulation units outstanding
  at the end of period                                                       722                 84

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.79
    End of period                                                          $10.83              $10.70
  Accumulation units outstanding
  at the end of period                                                       464                 -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.24              $4.23
    End of period                                                           $5.64              $4.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.81              $10.17
    End of period                                                          $10.86              $9.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.96
    End of period                                                          $10.57              $8.36
  Accumulation units outstanding
  at the end of period                                                       820                107

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                      5,971               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.74
    End of period                                                           $9.09              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.25
    End of period                                                          $13.75              $11.88
  Accumulation units outstanding
  at the end of period                                                       570                345

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $10.96
    End of period                                                          $16.39              $11.99
  Accumulation units outstanding
  at the end of period                                                      2,230                75

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.27
    End of period                                                          $11.10              $10.71
  Accumulation units outstanding
  at the end of period                                                      1,138              1,105

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.86
    End of period                                                          $17.86              $14.57
  Accumulation units outstanding
  at the end of period                                                       658                 -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.26
    End of period                                                          $13.62              $11.75
  Accumulation units outstanding
  at the end of period                                                     26,667              2,230






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                      2,409               N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.51
    End of period                                                          $10.67              $10.44
  Accumulation units outstanding
  at the end of period                                                       753                 -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.97              $20.12
    End of period                                                          $25.89              $21.97
  Accumulation units outstanding
  at the end of period                                                      3,001               542

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $10.40
    End of period                                                          $12.89              $12.63
  Accumulation units outstanding
  at the end of period                                                      1,864                72

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.13
    End of period                                                          $14.58              $13.62
  Accumulation units outstanding
  at the end of period                                                      1,193                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.05
    End of period                                                          $11.65              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $17.86
    End of period                                                          $19.79              $18.52
  Accumulation units outstanding
  at the end of period                                                      1,142                49

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.25
    End of period                                                          $14.90              $12.99
  Accumulation units outstanding
  at the end of period                                                       185                 -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.41              $5.22
    End of period                                                           $5.78              $5.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $12.62
    End of period                                                          $14.86              $15.44
  Accumulation units outstanding
  at the end of period                                                      7,700               873

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.35
    End of period                                                          $12.96              $11.84
  Accumulation units outstanding
  at the end of period                                                      6,284               346






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.49
    End of period                                                          $13.81              $12.10
  Accumulation units outstanding
  at the end of period                                                       611                 -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.41              $7.69
    End of period                                                           $8.60              $8.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $13.00
    End of period                                                          $13.09              $12.97
  Accumulation units outstanding
  at the end of period                                                       524                 -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.51
    End of period                                                            N/A               $14.78
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.05
    End of period                                                          $21.47              $19.35
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.09
    End of period                                                           $8.14              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $17.72
    End of period                                                          $20.21              $18.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.57
    End of period                                                          $14.09              $12.50
  Accumulation units outstanding
  at the end of period                                                      2,387                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.25
    End of period                                                          $10.96              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.80
    End of period                                                          $14.04              $12.60
  Accumulation units outstanding
  at the end of period                                                     30,081                -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.38
    End of period                                                          $11.56              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.57
    End of period                                                          $13.34              $12.19
  Accumulation units outstanding
  at the end of period                                                      1,590                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $20.55
    End of period                                                          $23.69              $21.36
  Accumulation units outstanding
  at the end of period                                                      1,052                -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.84              $20.31
    End of period                                                          $23.04              $20.84
  Accumulation units outstanding
  at the end of period                                                       353                 -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.08              $23.09
    End of period                                                          $24.58              $24.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $11.03
    End of period                                                          $11.29              $11.07
  Accumulation units outstanding
  at the end of period                                                       890               5,503






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $15.89
    End of period                                                          $19.99              $16.95
  Accumulation units outstanding
  at the end of period                                                       427                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.10              $22.85
    End of period                                                          $26.74              $24.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.65              $29.32
    End of period                                                          $35.07              $33.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.35
    End of period                                                          $15.26              $13.03
  Accumulation units outstanding
  at the end of period                                                       190                 -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $12.27
    End of period                                                          $13.02              $12.07
  Accumulation units outstanding
  at the end of period                                                       193               1,719

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.89
    End of period                                                          $17.20              $16.84
  Accumulation units outstanding
  at the end of period                                                      1,053               233






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $14.14
    End of period                                                          $14.16              $14.05
  Accumulation units outstanding
  at the end of period                                                       199                 -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.47%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.68
    End of period                                                          $11.90              $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.17
    End of period                                                          $13.63              $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.33              $15.63
    End of period                                                          $17.74              $17.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.86              $15.51
    End of period                                                          $17.39              $15.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $17.18
    End of period                                                          $20.99              $17.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.63              $18.59
    End of period                                                          $21.46              $19.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A
    End of period                                                          $12.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(987)

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A
    End of period                                                          $15.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.54
    End of period                                                          $14.49              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $15.67
    End of period                                                          $19.02              $17.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.93
    End of period                                                          $11.74              $10.73
  Accumulation units outstanding
  at the end of period                                                      1,671                -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.78
    End of period                                                          $10.82              $10.70
  Accumulation units outstanding
  at the end of period                                                      1,722                -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.24              $4.23
    End of period                                                           $5.63              $4.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.83
    End of period                                                          $10.56              $8.36
  Accumulation units outstanding
  at the end of period                                                      2,094                -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $7.74
    End of period                                                           $9.09              $7.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.25
    End of period                                                          $13.74              $11.87
  Accumulation units outstanding
  at the end of period                                                       215                 -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $10.68
    End of period                                                          $16.37              $11.98
  Accumulation units outstanding
  at the end of period                                                      1,448                -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.08
    End of period                                                          $11.09              $10.70
  Accumulation units outstanding
  at the end of period                                                       260                 -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.85
    End of period                                                          $17.85              $14.57
  Accumulation units outstanding
  at the end of period                                                      1,851                -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.88
    End of period                                                          $13.62              $11.75
  Accumulation units outstanding
  at the end of period                                                      3,595              3,598






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.95              $21.23
    End of period                                                          $25.87              $21.95
  Accumulation units outstanding
  at the end of period                                                       107                 -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $9.46
    End of period                                                          $12.88              $12.62
  Accumulation units outstanding
  at the end of period                                                      1,388                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.13
    End of period                                                          $14.57              $13.62
  Accumulation units outstanding
  at the end of period                                                      2,037                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.05
    End of period                                                          $11.64              $10.37
  Accumulation units outstanding
  at the end of period                                                      2,726                -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.51              $16.37
    End of period                                                          $19.77              $18.51
  Accumulation units outstanding
  at the end of period                                                      1,005                -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.24
    End of period                                                          $14.89              $12.99
  Accumulation units outstanding
  at the end of period                                                      2,059                -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.41              $5.22
    End of period                                                           $5.77              $5.41
  Accumulation units outstanding
  at the end of period                                                       483                 -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.44              $13.90
    End of period                                                          $14.86              $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.45
    End of period                                                          $12.95              $11.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.49
    End of period                                                          $13.80              $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.77              $7.69
    End of period                                                           $8.60              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.99
    End of period                                                          $13.08              $12.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.50
    End of period                                                            N/A               $14.76
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.33              $18.04
    End of period                                                          $21.45              $19.33
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.08
    End of period                                                           $8.13              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.57
    End of period                                                          $14.08              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.79
    End of period                                                          $14.02              $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.56
    End of period                                                          $13.33              $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.34              $20.53
    End of period                                                          $23.67              $21.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(1057)

  Accumulation unit value:
    Beginning of period                                                    $22.74               N/A
    End of period                                                          $23.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.05              $23.07
    End of period                                                          $24.55              $24.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.02
    End of period                                                          $11.28              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.94              $15.89
    End of period                                                          $19.99              $16.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.08              $22.83
    End of period                                                          $26.71              $24.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.61              $29.29
    End of period                                                          $35.02              $33.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.35
    End of period                                                          $15.25              $13.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $12.07
    End of period                                                          $13.01              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $16.78
    End of period                                                          $17.18              $16.82
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $14.13
    End of period                                                          $14.14              $14.04
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.495%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.67
    End of period                                                          $11.89              $11.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.73
    End of period                                                          $15.31              $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(1127)

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A
    End of period                                                          $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $15.59
    End of period                                                          $17.69              $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.48
    End of period                                                          $17.34              $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.87              $17.15
    End of period                                                          $20.94              $17.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.58
    End of period                                                          $11.24              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.58              $16.74
    End of period                                                          $21.40              $19.58
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.99
    End of period                                                          $12.46              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.12
    End of period                                                          $12.65              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.84
    End of period                                                          $15.66              $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.52
    End of period                                                          $14.46              $11.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.64
    End of period                                                          $18.98              $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $13.01
    End of period                                                          $15.79              $13.86
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.91
    End of period                                                          $11.72              $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.74
    End of period                                                          $10.81              $10.69
  Accumulation units outstanding
  at the end of period                                                      1,058              1,097

JNL/MCM Communications Sector Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $4.44               N/A
    End of period                                                           $5.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.34              $8.81
    End of period                                                          $10.54              $8.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.73
    End of period                                                           $9.07              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.23
    End of period                                                          $13.72              $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $10.67
    End of period                                                          $16.34              $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.07
    End of period                                                          $11.07              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.51
    End of period                                                          $17.82              $14.55
  Accumulation units outstanding
  at the end of period                                                       741                694

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.26
    End of period                                                          $13.61              $11.74
  Accumulation units outstanding
  at the end of period                                                      7,043              6,289






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1116)

  Accumulation unit value:
    Beginning of period                                                     $9.07               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.80
    End of period                                                          $10.66              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.92              $16.60
    End of period                                                          $25.83              $21.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $9.45
    End of period                                                          $12.86              $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.77
    End of period                                                          $14.55              $13.60
  Accumulation units outstanding
  at the end of period                                                       723                750






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.27
    End of period                                                          $11.63              $10.36
  Accumulation units outstanding
  at the end of period                                                      2,699              2,133

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.48              $16.35
    End of period                                                          $19.74              $18.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.57
    End of period                                                          $14.87              $12.97
  Accumulation units outstanding
  at the end of period                                                       756                784

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.40              $5.40
    End of period                                                           $5.76              $5.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.44              $12.37
    End of period                                                          $14.85              $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.51
    End of period                                                          $12.95              $11.83
  Accumulation units outstanding
  at the end of period                                                      2,616              4,851






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $10.48
    End of period                                                          $13.78              $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.68
    End of period                                                           $8.59              $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.97
    End of period                                                          $13.05              $12.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.27              $18.51
    End of period                                                          $21.38              $19.27
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $18.73               N/A
    End of period                                                          $20.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.55
    End of period                                                          $14.05              $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.14
    End of period                                                          $10.95              $10.41
  Accumulation units outstanding
  at the end of period                                                      2,516              5,033

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.77
    End of period                                                          $13.99              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.28
    End of period                                                          $11.55              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.76
    End of period                                                          $13.30              $12.15
  Accumulation units outstanding
  at the end of period                                                      9,573              8,892

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $21.28              $21.00
    End of period                                                          $23.59              $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.76              $20.25
    End of period                                                          $22.94              $20.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.99              $23.02
    End of period                                                          $24.48              $23.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $11.00
    End of period                                                          $11.24              $11.03
  Accumulation units outstanding
  at the end of period                                                        -                1,319






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.93              $15.88
    End of period                                                          $19.96              $16.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.01              $22.77
    End of period                                                          $26.63              $24.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.52              $29.22
    End of period                                                          $34.92              $33.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.33
    End of period                                                          $15.23              $13.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.89
    End of period                                                          $12.97              $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $16.74
    End of period                                                          $17.14              $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $14.00              $14.22
    End of period                                                          $14.10              $14.00
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.50%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.81
    End of period                                                          $11.89              $11.30
  Accumulation units outstanding
  at the end of period                                                     20,975              29,770

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.44
    End of period                                                          $15.31              $11.51
  Accumulation units outstanding
  at the end of period                                                      8,913              10,174

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.68
    End of period                                                          $13.60              $12.18
  Accumulation units outstanding
  at the end of period                                                      5,380              15,601

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.27              $15.59
    End of period                                                          $17.68              $17.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.06
    End of period                                                            N/A               $9.41
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.63
    End of period                                                          $17.34              $15.82
  Accumulation units outstanding
  at the end of period                                                      2,049              2,049

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $17.86
    End of period                                                          $20.92              $17.86
  Accumulation units outstanding
  at the end of period                                                      1,790              1,790

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.88
    End of period                                                          $11.24              $10.40
  Accumulation units outstanding
  at the end of period                                                      1,462              1,462

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.56              $18.30
    End of period                                                          $21.38              $19.56
  Accumulation units outstanding
  at the end of period                                                      1,346              1,345






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     31,565               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.49
    End of period                                                          $12.46              $10.85
  Accumulation units outstanding
  at the end of period                                                      3,673              3,167

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.46
    End of period                                                          $12.65              $11.20
  Accumulation units outstanding
  at the end of period                                                     10,095              13,838






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      1,287               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.43
    End of period                                                          $15.65              $13.09
  Accumulation units outstanding
  at the end of period                                                      4,507              9,103

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.03
    End of period                                                          $14.45              $11.23
  Accumulation units outstanding
  at the end of period                                                     20,688              26,393

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,398               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $16.13
    End of period                                                          $18.97              $16.97
  Accumulation units outstanding
  at the end of period                                                      6,522              6,147

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $13.78
    End of period                                                          $15.78              $13.86
  Accumulation units outstanding
  at the end of period                                                      8,810              19,885






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $11.50
    End of period                                                          $11.72              $10.70
  Accumulation units outstanding
  at the end of period                                                     26,713              26,152

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.74
    End of period                                                          $10.80              $10.69
  Accumulation units outstanding
  at the end of period                                                     33,301              40,400

JNL/MCM Communications Sector Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $4.87               N/A
    End of period                                                           $5.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.78              $9.83
    End of period                                                          $10.82              $9.78
  Accumulation units outstanding
  at the end of period                                                       321               2,390

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.34              $8.94
    End of period                                                          $10.54              $8.34
  Accumulation units outstanding
  at the end of period                                                     30,160              29,773

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A
    End of period                                                          $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                     11,254               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.96
    End of period                                                           $9.07              $7.96
  Accumulation units outstanding
  at the end of period                                                      2,767              2,848

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.23
    End of period                                                          $13.72              $11.85
  Accumulation units outstanding
  at the end of period                                                       114                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.93
    End of period                                                          $16.34              $11.95
  Accumulation units outstanding
  at the end of period                                                     50,843              45,577

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.25
    End of period                                                          $11.07              $10.68
  Accumulation units outstanding
  at the end of period                                                      4,345              4,750

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.51
    End of period                                                          $17.82              $14.55
  Accumulation units outstanding
  at the end of period                                                     21,140              22,411

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.26
    End of period                                                          $13.61              $11.74
  Accumulation units outstanding
  at the end of period                                                     300,799            287,767






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.24
    End of period                                                          $10.66              $10.43
  Accumulation units outstanding
  at the end of period                                                     14,854              16,035

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.91              $20.07
    End of period                                                          $25.82              $21.91
  Accumulation units outstanding
  at the end of period                                                      5,379              8,544

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $10.38
    End of period                                                          $12.85              $12.59
  Accumulation units outstanding
  at the end of period                                                     49,237              47,495

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.77
    End of period                                                          $14.55              $13.60
  Accumulation units outstanding
  at the end of period                                                     14,901              16,177






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.27
    End of period                                                          $11.63              $10.36
  Accumulation units outstanding
  at the end of period                                                     45,517              44,235

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.48              $17.81
    End of period                                                          $19.73              $18.48
  Accumulation units outstanding
  at the end of period                                                     13,705              12,272

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.57
    End of period                                                          $14.87              $12.97
  Accumulation units outstanding
  at the end of period                                                     12,859              15,288

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.40              $5.16
    End of period                                                           $5.76              $5.40
  Accumulation units outstanding
  at the end of period                                                      9,619              16,676

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $12.62
    End of period                                                          $14.85              $15.43
  Accumulation units outstanding
  at the end of period                                                     49,189              68,169

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.45
    End of period                                                          $12.94              $11.83
  Accumulation units outstanding
  at the end of period                                                     175,909            175,879






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $10.82
    End of period                                                          $13.78              $12.08
  Accumulation units outstanding
  at the end of period                                                      9,581              7,713

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.82               N/A
    End of period                                                           $8.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.94
    End of period                                                          $13.05              $12.93
  Accumulation units outstanding
  at the end of period                                                     31,085              57,931

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.46
    End of period                                                            N/A               $14.72
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.26              $17.85
    End of period                                                          $21.37              $19.26
  Accumulation units outstanding
  at the end of period                                                       387                387






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.07
    End of period                                                           $8.12              $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $17.43
    End of period                                                          $20.11              $18.25
  Accumulation units outstanding
  at the end of period                                                      5,159              4,693

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.79
    End of period                                                          $14.04              $12.46
  Accumulation units outstanding
  at the end of period                                                      7,456              7,381






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.31
    End of period                                                          $10.95              $10.41
  Accumulation units outstanding
  at the end of period                                                      1,211              10,636

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.99
    End of period                                                          $13.99              $12.56
  Accumulation units outstanding
  at the end of period                                                     35,460              15,795

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.50
    End of period                                                          $11.55              $10.73
  Accumulation units outstanding
  at the end of period                                                     40,466              26,333

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.75
    End of period                                                          $13.29              $12.15
  Accumulation units outstanding
  at the end of period                                                     38,441              55,015

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $21.05
    End of period                                                          $23.58              $21.27
  Accumulation units outstanding
  at the end of period                                                      3,144              5,302

JNL/Select Global Growth Division(1046)

  Accumulation unit value:
    Beginning of period                                                    $22.62               N/A
    End of period                                                          $22.94               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.98              $22.55
    End of period                                                          $24.46              $23.98
  Accumulation units outstanding
  at the end of period                                                      1,896              2,627

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $11.00
    End of period                                                          $11.24              $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $15.88
    End of period                                                          $19.96              $16.92
  Accumulation units outstanding
  at the end of period                                                      1,475                -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.00              $22.86
    End of period                                                          $26.62              $24.00
  Accumulation units outstanding
  at the end of period                                                      3,422              3,551

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.51              $29.95
    End of period                                                          $34.90              $33.51
  Accumulation units outstanding
  at the end of period                                                      6,672              5,688

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.75
    End of period                                                          $15.22              $13.00
  Accumulation units outstanding
  at the end of period                                                     26,942              37,294

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $12.24
    End of period                                                          $12.97              $12.04
  Accumulation units outstanding
  at the end of period                                                     12,433              16,397

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.77              $16.83
    End of period                                                          $17.12              $16.77
  Accumulation units outstanding
  at the end of period                                                      8,806              11,851






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $14.05
    End of period                                                          $14.09              $13.99
  Accumulation units outstanding
  at the end of period                                                      4,635              5,826





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.66
    End of period                                                          $11.88              $11.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.73
    End of period                                                          $15.31              $11.51
  Accumulation units outstanding
  at the end of period                                                      7,294               926

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.15
    End of period                                                          $13.60              $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $15.57
    End of period                                                          $17.66              $17.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.05
    End of period                                                            N/A               $9.40
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.80              $15.46
    End of period                                                          $17.32              $15.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.85              $17.12
    End of period                                                          $20.90              $17.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.57
    End of period                                                          $11.23              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.55
    End of period                                                          $21.36              $19.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.89
    End of period                                                          $12.45              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.65
    End of period                                                          $12.64              $11.20
  Accumulation units outstanding
  at the end of period                                                       309               5,205






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.83
    End of period                                                          $15.63              $13.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.51
    End of period                                                          $14.44              $11.22
  Accumulation units outstanding
  at the end of period                                                      1,002                -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $16.12
    End of period                                                          $18.95              $16.96
  Accumulation units outstanding
  at the end of period                                                        -                2,059

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $13.00
    End of period                                                          $15.77              $13.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $11.49
    End of period                                                          $11.71              $10.70
  Accumulation units outstanding
  at the end of period                                                       672               22,276

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.74
    End of period                                                          $10.80              $10.68
  Accumulation units outstanding
  at the end of period                                                      4,030              2,724

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.23              $4.22
    End of period                                                           $5.61              $4.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.78              $10.15
    End of period                                                          $10.82              $9.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.34              $8.81
    End of period                                                          $10.53              $8.34
  Accumulation units outstanding
  at the end of period                                                      2,099                -

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A
    End of period                                                          $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                     29,572               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.72
    End of period                                                           $9.06              $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.21
    End of period                                                          $13.70              $11.84
  Accumulation units outstanding
  at the end of period                                                      1,299              1,184

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.93
    End of period                                                          $16.33              $11.95
  Accumulation units outstanding
  at the end of period                                                     22,700              27,139

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.24
    End of period                                                          $11.06              $10.67
  Accumulation units outstanding
  at the end of period                                                      1,249               769

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.54              $13.50
    End of period                                                          $17.81              $14.54
  Accumulation units outstanding
  at the end of period                                                      4,010              3,380

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.26
    End of period                                                          $13.61              $11.74
  Accumulation units outstanding
  at the end of period                                                     135,435             38,387






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A
    End of period                                                          $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.23
    End of period                                                          $10.65              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.90              $20.06
    End of period                                                          $25.80              $21.90
  Accumulation units outstanding
  at the end of period                                                       303               3,685

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $10.37
    End of period                                                          $12.84              $12.58
  Accumulation units outstanding
  at the end of period                                                      2,046              21,199

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.76
    End of period                                                          $14.54              $13.59
  Accumulation units outstanding
  at the end of period                                                      4,117              2,856






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.27
    End of period                                                          $11.62              $10.36
  Accumulation units outstanding
  at the end of period                                                      7,146              2,667

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $17.81
    End of period                                                          $19.71              $18.46
  Accumulation units outstanding
  at the end of period                                                       395               8,109

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.57
    End of period                                                          $14.86              $12.97
  Accumulation units outstanding
  at the end of period                                                      3,336              2,723

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.39              $5.20
    End of period                                                           $5.74              $5.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $12.62
    End of period                                                          $14.84              $15.43
  Accumulation units outstanding
  at the end of period                                                      6,475              46,867

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.82
    End of period                                                          $12.94              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $10.47
    End of period                                                          $13.77              $12.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.68
    End of period                                                           $8.58              $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.93
    End of period                                                          $13.04              $12.92
  Accumulation units outstanding
  at the end of period                                                      8,609              5,293

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.44
    End of period                                                            N/A               $14.70
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.25              $17.97
    End of period                                                          $21.35              $19.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.07
    End of period                                                           $8.11              $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $17.63
    End of period                                                          $20.09              $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.53
    End of period                                                          $14.03              $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.25
    End of period                                                          $10.95              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.76
    End of period                                                          $13.98              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.37
    End of period                                                          $11.55              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $11.74
    End of period                                                          $13.28              $12.14
  Accumulation units outstanding
  at the end of period                                                      9,852              10,525

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.25              $20.45
    End of period                                                          $23.55              $21.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.73              $20.22
    End of period                                                          $22.91              $20.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.95              $22.99
    End of period                                                          $24.44              $23.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.99
    End of period                                                          $11.23              $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $15.88
    End of period                                                          $19.95              $16.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.98              $22.74
    End of period                                                          $26.59              $23.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.47              $29.18
    End of period                                                          $34.86              $33.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.33
    End of period                                                          $15.21              $12.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $12.23
    End of period                                                          $12.96              $12.03
  Accumulation units outstanding
  at the end of period                                                     12,706              1,576

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.75              $16.81
    End of period                                                          $17.10              $16.75
  Accumulation units outstanding
  at the end of period                                                      1,394              1,557






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $14.04
    End of period                                                          $14.08              $13.98
  Accumulation units outstanding
  at the end of period                                                      1,604              1,149





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.52%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(1153)

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A
    End of period                                                          $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.44
    End of period                                                          $17.30              $15.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.04
    End of period                                                          $14.43              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.95              $15.64
    End of period                                                          $18.93              $16.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.79
    End of period                                                          $15.76              $13.83
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.69              $11.35
    End of period                                                          $11.70              $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.76
    End of period                                                          $10.79              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $4.73               N/A
    End of period                                                           $5.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.86
    End of period                                                          $10.52              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.94              $7.81
    End of period                                                           $9.05              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.86
    End of period                                                          $16.31              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.07
    End of period                                                          $11.05              $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.54              $13.40
    End of period                                                          $17.80              $14.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.26
    End of period                                                          $13.60              $11.74
  Accumulation units outstanding
  at the end of period                                                      1,832              1,832






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.80
    End of period                                                          $10.65              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.88              $19.42
    End of period                                                          $25.77              $21.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.57              $10.11
    End of period                                                          $12.83              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.47
    End of period                                                          $14.53              $13.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.08
    End of period                                                          $11.61              $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $18.45              $16.99
    End of period                                                          $19.69              $18.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.38
    End of period                                                          $14.85              $12.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.43              $11.86
    End of period                                                          $14.84              $15.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.09
    End of period                                                          $12.94              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.52
    End of period                                                          $14.01              $12.44
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.31
    End of period                                                          $10.94              $10.41
  Accumulation units outstanding
  at the end of period                                                     10,237              10,237

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.75
    End of period                                                          $13.96              $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.50
    End of period                                                          $11.55              $10.73
  Accumulation units outstanding
  at the end of period                                                      4,007              4,007

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.53
    End of period                                                          $13.27              $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $21.23              $20.68
    End of period                                                          $23.53              $21.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.97
    End of period                                                          $11.21              $11.00
  Accumulation units outstanding
  at the end of period                                                      2,240                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.95              $23.00
    End of period                                                          $26.55              $23.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $33.43              $30.86
    End of period                                                          $34.82              $33.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.73              $16.81
    End of period                                                          $17.08              $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.65
    End of period                                                          $11.86              $11.28
  Accumulation units outstanding
  at the end of period                                                      2,760                -

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A
    End of period                                                          $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                      4,261               N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.14
    End of period                                                          $13.57              $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $17.07
    End of period                                                          $20.83              $17.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.56
    End of period                                                          $11.20              $10.37
  Accumulation units outstanding
  at the end of period                                                      5,817                -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.47              $18.49
    End of period                                                          $21.27              $19.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $11.01
    End of period                                                          $12.45              $10.85
  Accumulation units outstanding
  at the end of period                                                      1,657                -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.05
    End of period                                                          $12.64              $11.20
  Accumulation units outstanding
  at the end of period                                                      1,643                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $11.78
    End of period                                                          $15.57              $13.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.49
    End of period                                                          $14.39              $11.19
  Accumulation units outstanding
  at the end of period                                                      1,794                -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $15.59
    End of period                                                          $18.89              $16.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.97
    End of period                                                          $15.72              $13.81
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $11.47
    End of period                                                          $11.68              $10.67
  Accumulation units outstanding
  at the end of period                                                      3,312              3,024

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.76
    End of period                                                          $10.78              $10.67
  Accumulation units outstanding
  at the end of period                                                      1,947                -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.75              $9.67
    End of period                                                          $10.78              $9.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.32              $8.92
    End of period                                                          $10.51              $8.32
  Accumulation units outstanding
  at the end of period                                                      5,650              1,469

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     15,692               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.77
    End of period                                                           $9.03              $7.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.20
    End of period                                                          $13.67              $11.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.91
    End of period                                                          $16.28              $11.92
  Accumulation units outstanding
  at the end of period                                                     11,015              4,590

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.04
    End of period                                                          $11.03              $10.65
  Accumulation units outstanding
  at the end of period                                                       737                 -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $13.49
    End of period                                                          $17.78              $14.52
  Accumulation units outstanding
  at the end of period                                                      1,194                83

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.54
    End of period                                                          $13.60              $11.74
  Accumulation units outstanding
  at the end of period                                                     64,612               199






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A
    End of period                                                          $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      1,881               N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.85              $20.02
    End of period                                                          $25.73              $21.85
  Accumulation units outstanding
  at the end of period                                                      4,794              1,873

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $10.35
    End of period                                                          $12.81              $12.56
  Accumulation units outstanding
  at the end of period                                                     12,505              6,026

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                       847                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.10
    End of period                                                          $14.52              $13.58
  Accumulation units outstanding
  at the end of period                                                       804                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.26
    End of period                                                          $11.60              $10.34
  Accumulation units outstanding
  at the end of period                                                       589                668

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $17.77
    End of period                                                          $19.66              $18.42
  Accumulation units outstanding
  at the end of period                                                      4,198              3,066

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.22
    End of period                                                          $14.83              $12.95
  Accumulation units outstanding
  at the end of period                                                      6,102                -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.38              $5.19
    End of period                                                           $5.74              $5.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $12.61
    End of period                                                          $14.83              $15.43
  Accumulation units outstanding
  at the end of period                                                     12,028              2,929

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.10
    End of period                                                          $12.93              $11.83
  Accumulation units outstanding
  at the end of period                                                      1,896              1,986






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.46
    End of period                                                          $13.75              $12.05
  Accumulation units outstanding
  at the end of period                                                      2,136                -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.90
    End of period                                                          $13.00              $12.88
  Accumulation units outstanding
  at the end of period                                                      5,639              3,046

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.40
    End of period                                                            N/A               $14.65
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.57
    End of period                                                          $20.01              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.51
    End of period                                                          $13.99              $12.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.17
    End of period                                                          $10.94              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.73
    End of period                                                          $13.93              $12.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.32
    End of period                                                          $11.54              $10.72
  Accumulation units outstanding
  at the end of period                                                      5,387                -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.51
    End of period                                                          $13.24              $12.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $20.96
    End of period                                                          $23.46              $21.17
  Accumulation units outstanding
  at the end of period                                                       696               2,894

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.87              $22.91
    End of period                                                          $24.34              $23.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.95
    End of period                                                          $11.18              $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.90              $15.86
    End of period                                                          $19.92              $16.90
  Accumulation units outstanding
  at the end of period                                                      3,165                -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.89              $22.66
    End of period                                                          $26.48              $23.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.35              $29.08
    End of period                                                          $34.72              $33.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.31
    End of period                                                          $15.17              $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.01
    End of period                                                          $12.92              $11.99
  Accumulation units outstanding
  at the end of period                                                      2,527                -

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.69              $16.75
    End of period                                                          $17.04              $16.69
  Accumulation units outstanding
  at the end of period                                                      3,419              2,369






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $14.02
    End of period                                                          $14.02              $13.93
  Accumulation units outstanding
  at the end of period                                                      2,796                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.55%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.65
    End of period                                                          $11.85              $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.73
    End of period                                                          $15.29              $11.50
  Accumulation units outstanding
  at the end of period                                                     10,170              4,326

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.14
    End of period                                                          $13.57              $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $15.52
    End of period                                                          $17.59              $17.19
  Accumulation units outstanding
  at the end of period                                                       128                 -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.03
    End of period                                                            N/A               $9.37
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.76              $15.42
    End of period                                                          $17.26              $15.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $17.79
    End of period                                                          $20.82              $17.78
  Accumulation units outstanding
  at the end of period                                                       961                536

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $9.86
    End of period                                                          $11.21              $10.38
  Accumulation units outstanding
  at the end of period                                                       97                  98

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.46              $18.58
    End of period                                                          $21.26              $19.46
  Accumulation units outstanding
  at the end of period                                                      2,787              3,492






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1200)

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      1,837               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.58
    End of period                                                          $12.45              $10.85
  Accumulation units outstanding
  at the end of period                                                      5,083              2,667

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.96
    End of period                                                          $12.63              $11.20
  Accumulation units outstanding
  at the end of period                                                      1,562              1,581






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.37
    End of period                                                          $15.56              $13.02
  Accumulation units outstanding
  at the end of period                                                      1,818               581

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.49
    End of period                                                          $14.39              $11.18
  Accumulation units outstanding
  at the end of period                                                      2,193                -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $16.07
    End of period                                                          $18.88              $16.91
  Accumulation units outstanding
  at the end of period                                                     10,118              5,938

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.73
    End of period                                                          $15.72              $13.80
  Accumulation units outstanding
  at the end of period                                                      3,638              3,523






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $11.47
    End of period                                                          $11.67              $10.67
  Accumulation units outstanding
  at the end of period                                                     16,227              18,800

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.72
    End of period                                                          $10.78              $10.67
  Accumulation units outstanding
  at the end of period                                                      8,262              5,406

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.20              $4.21
    End of period                                                           $5.57              $4.20
  Accumulation units outstanding
  at the end of period                                                      6,341                -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.91
    End of period                                                          $10.50              $8.31
  Accumulation units outstanding
  at the end of period                                                     23,240              24,714

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                      5,770               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.93
    End of period                                                           $9.03              $7.93
  Accumulation units outstanding
  at the end of period                                                      1,126              1,287

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.32
    End of period                                                          $13.66              $11.80
  Accumulation units outstanding
  at the end of period                                                       587                665

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.90
    End of period                                                          $16.28              $11.92
  Accumulation units outstanding
  at the end of period                                                     33,073              29,991

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.21
    End of period                                                          $11.01              $10.63
  Accumulation units outstanding
  at the end of period                                                       876               6,527

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $13.49
    End of period                                                          $17.78              $14.52
  Accumulation units outstanding
  at the end of period                                                      7,698              6,112

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.26
    End of period                                                          $13.59              $11.74
  Accumulation units outstanding
  at the end of period                                                     236,892            160,257






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.16
    End of period                                                          $10.65              $10.43
  Accumulation units outstanding
  at the end of period                                                      7,885              5,751

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.84              $20.02
    End of period                                                          $25.72              $21.84
  Accumulation units outstanding
  at the end of period                                                     12,178              9,804

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $10.35
    End of period                                                          $12.81              $12.55
  Accumulation units outstanding
  at the end of period                                                     20,367              22,665

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.75
    End of period                                                          $14.51              $13.57
  Accumulation units outstanding
  at the end of period                                                      7,405              5,516






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.26
    End of period                                                          $11.60              $10.34
  Accumulation units outstanding
  at the end of period                                                      8,496              5,987

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $17.77
    End of period                                                          $19.66              $18.42
  Accumulation units outstanding
  at the end of period                                                     14,578              12,487

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.55
    End of period                                                          $14.83              $12.95
  Accumulation units outstanding
  at the end of period                                                      7,887              5,506

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.37              $5.14
    End of period                                                           $5.73              $5.37
  Accumulation units outstanding
  at the end of period                                                      2,345              2,432

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $12.61
    End of period                                                          $14.83              $15.43
  Accumulation units outstanding
  at the end of period                                                     46,885              31,246

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.34
    End of period                                                          $12.93              $11.82
  Accumulation units outstanding
  at the end of period                                                     22,607              17,039






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.80
    End of period                                                          $13.74              $12.05
  Accumulation units outstanding
  at the end of period                                                      2,018              2,030

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.67
    End of period                                                           $8.56              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.90
    End of period                                                          $12.99              $12.88
  Accumulation units outstanding
  at the end of period                                                     19,624              17,613

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.40
    End of period                                                            N/A               $14.65
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.16              $17.90
    End of period                                                          $21.25              $19.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.06
    End of period                                                           $8.09              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $17.56
    End of period                                                          $20.00              $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.50
    End of period                                                          $13.98              $12.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.18
    End of period                                                          $10.94              $10.40
  Accumulation units outstanding
  at the end of period                                                      2,803              1,194

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.95
    End of period                                                          $13.93              $12.51
  Accumulation units outstanding
  at the end of period                                                      7,565              4,206

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.50
    End of period                                                          $11.54              $10.72
  Accumulation units outstanding
  at the end of period                                                      4,015               984

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.71
    End of period                                                          $13.24              $12.10
  Accumulation units outstanding
  at the end of period                                                     78,552              62,385

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.17              $20.96
    End of period                                                          $23.46              $21.17
  Accumulation units outstanding
  at the end of period                                                      1,268              1,193

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.64              $19.60
    End of period                                                          $22.80              $20.64
  Accumulation units outstanding
  at the end of period                                                       179                998

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.85              $22.44
    End of period                                                          $24.32              $23.85
  Accumulation units outstanding
  at the end of period                                                       157                858

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.94
    End of period                                                          $11.17              $10.96
  Accumulation units outstanding
  at the end of period                                                       451                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.90              $15.86
    End of period                                                          $19.92              $16.90
  Accumulation units outstanding
  at the end of period                                                       404                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.88              $22.76
    End of period                                                          $26.47              $23.88
  Accumulation units outstanding
  at the end of period                                                      2,869              2,844

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.33              $29.81
    End of period                                                          $34.70              $33.33
  Accumulation units outstanding
  at the end of period                                                      2,549              2,212

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.72
    End of period                                                          $15.18              $12.97
  Accumulation units outstanding
  at the end of period                                                     12,309              13,060

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.19
    End of period                                                          $12.92              $11.99
  Accumulation units outstanding
  at the end of period                                                      5,777              4,765

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $16.74
    End of period                                                          $17.02              $16.68
  Accumulation units outstanding
  at the end of period                                                     13,811              10,077






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $13.98
    End of period                                                          $14.00              $13.91
  Accumulation units outstanding
  at the end of period                                                       401               4,947





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.79
    End of period                                                          $11.85              $11.27
  Accumulation units outstanding
  at the end of period                                                      3,463              2,116

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.52
    End of period                                                          $15.29              $11.50
  Accumulation units outstanding
  at the end of period                                                     20,697              4,843

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.13
    End of period                                                          $13.56              $12.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $15.66
    End of period                                                          $17.57              $17.17
  Accumulation units outstanding
  at the end of period                                                       29                  29

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.02
    End of period                                                            N/A               $9.36
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $15.55
    End of period                                                          $17.23              $15.73
  Accumulation units outstanding
  at the end of period                                                       692                 77

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $17.78
    End of period                                                          $20.80              $17.77
  Accumulation units outstanding
  at the end of period                                                      3,908              1,243

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.85
    End of period                                                          $11.19              $10.36
  Accumulation units outstanding
  at the end of period                                                      3,814              3,115

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.44              $18.56
    End of period                                                          $21.24              $19.44
  Accumulation units outstanding
  at the end of period                                                      3,325              4,064






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,219               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.93
    End of period                                                          $12.44              $10.84
  Accumulation units outstanding
  at the end of period                                                      6,256               524

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.77
    End of period                                                          $12.63              $11.20
  Accumulation units outstanding
  at the end of period                                                     18,915              5,524






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      3,388               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.36
    End of period                                                          $15.54              $13.01
  Accumulation units outstanding
  at the end of period                                                     12,765              6,890

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.99
    End of period                                                          $14.38              $11.17
  Accumulation units outstanding
  at the end of period                                                     41,489              26,327

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,288               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.06
    End of period                                                          $18.87              $16.89
  Accumulation units outstanding
  at the end of period                                                      6,665              6,324

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $13.72
    End of period                                                          $15.70              $13.79
  Accumulation units outstanding
  at the end of period                                                     12,758              19,487






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $11.46
    End of period                                                          $11.67              $10.66
  Accumulation units outstanding
  at the end of period                                                     117,754             92,303

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.72
    End of period                                                          $10.77              $10.66
  Accumulation units outstanding
  at the end of period                                                     38,820              29,394

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.21              $4.21
    End of period                                                           $5.59              $4.21
  Accumulation units outstanding
  at the end of period                                                     63,747                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.32
    End of period                                                          $10.77              $9.74
  Accumulation units outstanding
  at the end of period                                                       393                394

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.91
    End of period                                                          $10.49              $8.31
  Accumulation units outstanding
  at the end of period                                                     167,993            100,520

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     55,205               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.93
    End of period                                                           $9.02              $7.92
  Accumulation units outstanding
  at the end of period                                                      3,386              1,882

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.18
    End of period                                                          $13.65              $11.80
  Accumulation units outstanding
  at the end of period                                                      1,851              1,063

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.90
    End of period                                                          $16.26              $11.91
  Accumulation units outstanding
  at the end of period                                                     170,581             95,142

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.21
    End of period                                                          $11.02              $10.64
  Accumulation units outstanding
  at the end of period                                                     12,511              46,733

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $13.48
    End of period                                                          $17.77              $14.51
  Accumulation units outstanding
  at the end of period                                                     42,766              30,661

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.26
    End of period                                                          $13.59              $11.73
  Accumulation units outstanding
  at the end of period                                                     485,288            418,697






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A
    End of period                                                          $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     10,208               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.16
    End of period                                                          $10.64              $10.42
  Accumulation units outstanding
  at the end of period                                                      4,311              2,532

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.83              $20.00
    End of period                                                          $25.70              $21.83
  Accumulation units outstanding
  at the end of period                                                     27,142              9,294

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $10.34
    End of period                                                          $12.80              $12.54
  Accumulation units outstanding
  at the end of period                                                     146,786            153,732

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.74
    End of period                                                          $14.51              $13.57
  Accumulation units outstanding
  at the end of period                                                     32,895              24,716






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.25
    End of period                                                          $11.59              $10.33
  Accumulation units outstanding
  at the end of period                                                     83,852              61,440

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.40              $17.76
    End of period                                                          $19.64              $18.40
  Accumulation units outstanding
  at the end of period                                                     70,505              55,931

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.55
    End of period                                                          $14.82              $12.94
  Accumulation units outstanding
  at the end of period                                                     29,276              22,608

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.38              $5.15
    End of period                                                           $5.73              $5.38
  Accumulation units outstanding
  at the end of period                                                     19,515              8,912

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $12.61
    End of period                                                          $14.83              $15.42
  Accumulation units outstanding
  at the end of period                                                     90,418             115,829

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.35
    End of period                                                          $12.93              $11.82
  Accumulation units outstanding
  at the end of period                                                     97,796              81,789






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $10.80
    End of period                                                          $13.73              $12.05
  Accumulation units outstanding
  at the end of period                                                     19,892              13,793

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.64
    End of period                                                           $8.56              $8.37
  Accumulation units outstanding
  at the end of period                                                     15,393              18,746

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.89
    End of period                                                          $12.98              $12.87
  Accumulation units outstanding
  at the end of period                                                     22,422              8,475

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.38
    End of period                                                            N/A               $14.62
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $17.88
    End of period                                                          $21.22              $19.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.05
    End of period                                                           $8.09              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.13              $17.54
    End of period                                                          $19.98              $18.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.74
    End of period                                                          $13.97              $12.40
  Accumulation units outstanding
  at the end of period                                                     11,391              4,288






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.24
    End of period                                                          $10.93              $10.40
  Accumulation units outstanding
  at the end of period                                                      2,590                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.94
    End of period                                                          $13.91              $12.51
  Accumulation units outstanding
  at the end of period                                                     224,781            156,810

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.50
    End of period                                                          $11.54              $10.72
  Accumulation units outstanding
  at the end of period                                                     86,814              68,716

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $11.70
    End of period                                                          $13.22              $12.09
  Accumulation units outstanding
  at the end of period                                                     235,793            204,465

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.14              $20.93
    End of period                                                          $23.42              $21.14
  Accumulation units outstanding
  at the end of period                                                      3,438              3,349

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $20.62              $18.93
    End of period                                                          $22.77              $20.62
  Accumulation units outstanding
  at the end of period                                                       764                 -

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.83              $22.42
    End of period                                                          $24.30              $23.83
  Accumulation units outstanding
  at the end of period                                                      3,249              5,494

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.93
    End of period                                                          $11.16              $10.95
  Accumulation units outstanding
  at the end of period                                                      7,468              5,389






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.58
    End of period                                                          $19.91              $16.89
  Accumulation units outstanding
  at the end of period                                                      8,890               907

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.85              $22.73
    End of period                                                          $26.43              $23.85
  Accumulation units outstanding
  at the end of period                                                      1,020               359

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.29              $29.78
    End of period                                                          $34.66              $33.29
  Accumulation units outstanding
  at the end of period                                                      7,160              4,946

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.71
    End of period                                                          $15.16              $12.96
  Accumulation units outstanding
  at the end of period                                                      1,653              4,165

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $12.19
    End of period                                                          $12.91              $11.98
  Accumulation units outstanding
  at the end of period                                                     18,715              15,387

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.66              $16.73
    End of period                                                          $17.01              $16.66
  Accumulation units outstanding
  at the end of period                                                     30,723              26,397






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.97
    End of period                                                          $13.99              $13.90
  Accumulation units outstanding
  at the end of period                                                      3,192              3,155





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.57%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.64
    End of period                                                          $11.84              $11.27
  Accumulation units outstanding
  at the end of period                                                       622                 -

JNL/AIM Real Estate Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $12.66               N/A
    End of period                                                          $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                       237                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.13
    End of period                                                          $13.55              $12.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $20.41               N/A
    End of period                                                          $20.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.54
    End of period                                                          $11.18              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A
    End of period                                                          $12.44               N/A
  Accumulation units outstanding
  at the end of period                                                       365                N/A

JNL/Goldman Sachs Mid Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A
    End of period                                                          $12.63               N/A
  Accumulation units outstanding
  at the end of period                                                       360                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $11.76
    End of period                                                          $15.52              $12.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $9.47
    End of period                                                          $14.36              $11.16
  Accumulation units outstanding
  at the end of period                                                       953                 -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $15.56
    End of period                                                          $18.85              $16.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.94
    End of period                                                          $15.69              $13.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.61
    End of period                                                          $11.65              $10.65
  Accumulation units outstanding
  at the end of period                                                      2,257              1,905

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.75
    End of period                                                          $10.77              $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A
    End of period                                                          $10.48               N/A
  Accumulation units outstanding
  at the end of period                                                       858                N/A

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                       368                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.19
    End of period                                                          $13.64              $11.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.41
    End of period                                                          $16.25              $11.90
  Accumulation units outstanding
  at the end of period                                                      3,911              1,771

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.03
    End of period                                                          $11.01              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $12.81
    End of period                                                          $17.76              $14.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.26
    End of period                                                          $13.59              $11.73
  Accumulation units outstanding
  at the end of period                                                     54,314              3,680






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1219)

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A
    End of period                                                          $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      7,424               N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.81              $16.53
    End of period                                                          $25.68              $21.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $12.74               N/A
    End of period                                                          $12.78               N/A
  Accumulation units outstanding
  at the end of period                                                       690                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.09
    End of period                                                          $14.50              $13.56
  Accumulation units outstanding
  at the end of period                                                       160                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.02
    End of period                                                          $11.59              $10.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(1166)

  Accumulation unit value:
    Beginning of period                                                    $17.90               N/A
    End of period                                                          $19.62               N/A
  Accumulation units outstanding
  at the end of period                                                       226                N/A

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.21
    End of period                                                          $14.81              $12.94
  Accumulation units outstanding
  at the end of period                                                       308                 -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.38              $5.19
    End of period                                                           $5.73              $5.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $12.61
    End of period                                                          $14.82              $15.42
  Accumulation units outstanding
  at the end of period                                                      4,235              2,953

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $10.45
    End of period                                                          $13.73              $12.04
  Accumulation units outstanding
  at the end of period                                                       562                 -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.90
    End of period                                                          $12.97              $12.86
  Accumulation units outstanding
  at the end of period                                                       701                 -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.36
    End of period                                                            N/A               $14.61
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $19.89               N/A
    End of period                                                          $21.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.49
    End of period                                                          $13.96              $12.39
  Accumulation units outstanding
  at the end of period                                                      5,649                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.71
    End of period                                                          $13.90              $12.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.70
    End of period                                                          $13.21              $12.08
  Accumulation units outstanding
  at the end of period                                                      2,890              1,727

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                                                    $21.78               N/A
    End of period                                                          $23.39               N/A
  Accumulation units outstanding
  at the end of period                                                       158                N/A

JNL/Select Global Growth Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $22.78               N/A
    End of period                                                          $22.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.92
    End of period                                                          $11.15              $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $15.85
    End of period                                                          $19.90              $16.89
  Accumulation units outstanding
  at the end of period                                                       496                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.55              $22.61
    End of period                                                          $26.40              $23.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.05              $29.01
    End of period                                                          $34.62              $33.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $12.29
    End of period                                                          $15.15              $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.99
    End of period                                                          $12.89              $11.97
  Accumulation units outstanding
  at the end of period                                                       991                 -

JNL/Western Asset Strategic Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $16.40               N/A
    End of period                                                          $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                      6,286               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.99
    End of period                                                          $13.98              $13.90
  Accumulation units outstanding
  at the end of period                                                       651                 -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.63
    End of period                                                          $11.83              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.82
    End of period                                                          $15.28              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.36
    End of period                                                            N/A               $8.36
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.68              $15.35
    End of period                                                          $17.17              $15.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.71              $16.46
    End of period                                                          $20.72              $17.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.85
    End of period                                                          $12.44              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.10
    End of period                                                          $12.63              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(987)

  Accumulation unit value:
    Beginning of period                                                    $13.60               N/A
    End of period                                                          $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.46
    End of period                                                          $14.33              $11.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.87              $15.53
    End of period                                                          $18.81              $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A
    End of period                                                          $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $11.44
    End of period                                                          $11.64              $10.64
  Accumulation units outstanding
  at the end of period                                                      2,560               868

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.76
    End of period                                                          $10.75              $10.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.78
    End of period                                                          $10.74              $9.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.29              $8.89
    End of period                                                          $10.47              $8.29
  Accumulation units outstanding
  at the end of period                                                      3,210              1,121

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.68
    End of period                                                           $9.00              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(987)

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A
    End of period                                                          $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.87
    End of period                                                          $16.22              $11.88
  Accumulation units outstanding
  at the end of period                                                      2,233               803

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.01
    End of period                                                          $10.99              $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $12.80
    End of period                                                          $17.74              $14.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.25
    End of period                                                          $13.58              $11.73
  Accumulation units outstanding
  at the end of period                                                     16,042              14,007






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.51
    End of period                                                          $10.63              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.78              $16.51
    End of period                                                          $25.63              $21.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.32
    End of period                                                          $12.76              $12.51
  Accumulation units outstanding
  at the end of period                                                      2,162               757

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.08
    End of period                                                          $14.48              $13.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $10.01
    End of period                                                          $11.57              $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.72
    End of period                                                          $19.59              $18.36
  Accumulation units outstanding
  at the end of period                                                      1,517               518

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.20
    End of period                                                          $14.80              $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $11.33
    End of period                                                          $14.82              $15.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.81
    End of period                                                          $12.92              $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.53
    End of period                                                          $13.71              $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.88
    End of period                                                          $12.94              $12.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.31
    End of period                                                            N/A               $14.31
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $7.67               N/A
    End of period                                                           $8.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.47
    End of period                                                          $13.93              $12.37
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.17
    End of period                                                          $10.93              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.69
    End of period                                                          $13.87              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.37
    End of period                                                          $11.53              $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.47
    End of period                                                          $13.18              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $20.28
    End of period                                                          $23.32              $21.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.88
    End of period                                                          $11.11              $10.91
  Accumulation units outstanding
  at the end of period                                                       131               3,098






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.87              $15.85
    End of period                                                          $19.88              $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.76              $22.55
    End of period                                                          $26.32              $23.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.24              $28.94
    End of period                                                          $34.52              $33.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.28
    End of period                                                          $15.12              $12.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.96
    End of period                                                          $12.86              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.60              $16.58
    End of period                                                          $16.94              $16.60
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $13.96
    End of period                                                          $13.94              $13.85
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.60%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.77
    End of period                                                          $11.82              $11.25
  Accumulation units outstanding
  at the end of period                                                      7,499              7,546

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.62
    End of period                                                          $15.28              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.12
    End of period                                                          $13.53              $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.10              $15.44
    End of period                                                          $17.49              $17.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.85
    End of period                                                            N/A               $9.33
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.67              $15.34
    End of period                                                          $17.16              $15.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $17.00
    End of period                                                          $20.71              $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $9.53
    End of period                                                          $11.16              $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.36              $17.71
    End of period                                                          $21.14              $19.36
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.79
    End of period                                                          $12.44              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.53
    End of period                                                          $12.62              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.72
    End of period                                                          $15.47              $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.96
    End of period                                                          $14.32              $11.14
  Accumulation units outstanding
  at the end of period                                                      4,190              4,917

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.02
    End of period                                                          $18.80              $16.84
  Accumulation units outstanding
  at the end of period                                                      1,812              1,876

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $13.68
    End of period                                                          $15.65              $13.75
  Accumulation units outstanding
  at the end of period                                                      2,151              2,283






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.85
    End of period                                                          $11.63              $10.64
  Accumulation units outstanding
  at the end of period                                                       434                 -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.74
    End of period                                                          $10.75              $10.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.20              $4.12
    End of period                                                           $5.58              $4.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.72              $10.19
    End of period                                                          $10.74              $9.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.29              $8.76
    End of period                                                          $10.46              $8.29
  Accumulation units outstanding
  at the end of period                                                       538                 -

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.68
    End of period                                                           $9.00              $7.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.15
    End of period                                                          $13.61              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.87
    End of period                                                          $16.22              $11.88
  Accumulation units outstanding
  at the end of period                                                      6,040              5,801

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.19
    End of period                                                          $10.98              $10.61
  Accumulation units outstanding
  at the end of period                                                     10,281              9,873

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $13.46
    End of period                                                          $17.73              $14.49
  Accumulation units outstanding
  at the end of period                                                      6,602              7,431

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.25
    End of period                                                          $13.58              $11.73
  Accumulation units outstanding
  at the end of period                                                      4,164              4,518






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.51
    End of period                                                          $10.63              $10.42
  Accumulation units outstanding
  at the end of period                                                       705                 -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.76              $16.50
    End of period                                                          $25.61              $21.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.32
    End of period                                                          $12.76              $12.51
  Accumulation units outstanding
  at the end of period                                                      3,958              4,227

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.73
    End of period                                                          $14.48              $13.55
  Accumulation units outstanding
  at the end of period                                                      3,265              3,412






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $10.24
    End of period                                                          $11.57              $10.32
  Accumulation units outstanding
  at the end of period                                                      9,277              9,440

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.71
    End of period                                                          $19.58              $18.36
  Accumulation units outstanding
  at the end of period                                                      3,646              3,338

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.20
    End of period                                                          $14.79              $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.36              $5.18
    End of period                                                           $5.71              $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $12.61
    End of period                                                          $14.81              $15.42
  Accumulation units outstanding
  at the end of period                                                      3,263              2,164

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.34
    End of period                                                          $12.92              $11.82
  Accumulation units outstanding
  at the end of period                                                      4,422              4,490






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $10.78
    End of period                                                          $13.70              $12.02
  Accumulation units outstanding
  at the end of period                                                      4,214              4,505

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.85
    End of period                                                          $12.94              $12.83
  Accumulation units outstanding
  at the end of period                                                      5,803              5,497

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.32
    End of period                                                            N/A               $14.56
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(1039)

  Accumulation unit value:
    Beginning of period                                                    $19.63               N/A
    End of period                                                          $21.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.83              $7.38
    End of period                                                           $8.06              $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.46
    End of period                                                          $13.92              $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.24
    End of period                                                          $10.92              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.69
    End of period                                                          $13.86              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.37
    End of period                                                          $11.53              $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.46
    End of period                                                          $13.18              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.05              $20.27
    End of period                                                          $23.31              $21.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $20.04
    End of period                                                          $22.67              $20.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.72              $22.78
    End of period                                                          $24.18              $23.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.88
    End of period                                                          $11.11              $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.87              $15.96
    End of period                                                          $19.87              $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.75              $22.54
    End of period                                                          $26.31              $23.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.15              $29.66
    End of period                                                          $34.50              $33.15
  Accumulation units outstanding
  at the end of period                                                       938                982

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.69
    End of period                                                          $15.12              $12.93
  Accumulation units outstanding
  at the end of period                                                      6,155              6,496

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $12.15
    End of period                                                          $12.86              $11.94
  Accumulation units outstanding
  at the end of period                                                      6,882              6,781

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.60              $16.58
    End of period                                                          $16.93              $16.60
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $13.95
    End of period                                                          $13.93              $13.84
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.63
    End of period                                                          $11.82              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.38
    End of period                                                          $15.28              $11.50
  Accumulation units outstanding
  at the end of period                                                     29,360              17,341

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.12
    End of period                                                          $13.53              $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $15.43
    End of period                                                          $17.47              $17.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.99
    End of period                                                            N/A               $9.33
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.66              $15.33
    End of period                                                          $17.14              $15.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $16.98
    End of period                                                          $20.69              $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $9.83
    End of period                                                          $11.15              $10.33
  Accumulation units outstanding
  at the end of period                                                     24,915              5,910

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $18.37
    End of period                                                          $21.11              $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.87
    End of period                                                          $12.43              $10.84
  Accumulation units outstanding
  at the end of period                                                     10,479                -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.69
    End of period                                                          $12.62              $11.19
  Accumulation units outstanding
  at the end of period                                                       205                237






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.71
    End of period                                                          $15.45              $12.94
  Accumulation units outstanding
  at the end of period                                                      1,487                -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.45
    End of period                                                          $14.31              $11.13
  Accumulation units outstanding
  at the end of period                                                      2,617                -

JNL/Lazard Emerging Markets Division(1104)

  Accumulation unit value:
    Beginning of period                                                     $8.85               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $16.00
    End of period                                                          $18.78              $16.83
  Accumulation units outstanding
  at the end of period                                                       139                158

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $13.67
    End of period                                                          $15.63              $13.74
  Accumulation units outstanding
  at the end of period                                                       167                194






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $11.43
    End of period                                                          $11.62              $10.63
  Accumulation units outstanding
  at the end of period                                                     27,472              18,696

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.74
    End of period                                                          $10.75              $10.64
  Accumulation units outstanding
  at the end of period                                                      5,751                -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.20              $4.20
    End of period                                                           $5.57              $4.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.71              $10.09
    End of period                                                          $10.74              $9.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $8.88
    End of period                                                          $10.45              $8.28
  Accumulation units outstanding
  at the end of period                                                     18,126              4,853

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                      9,618               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.68
    End of period                                                           $8.99              $7.90
  Accumulation units outstanding
  at the end of period                                                      7,104                -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.16
    End of period                                                          $13.60              $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $10.87
    End of period                                                          $16.20              $11.87
  Accumulation units outstanding
  at the end of period                                                     32,701              16,690

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.00
    End of period                                                          $10.98              $10.60
  Accumulation units outstanding
  at the end of period                                                      6,274                -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $13.46
    End of period                                                          $17.72              $14.49
  Accumulation units outstanding
  at the end of period                                                     18,908               356

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.26
    End of period                                                          $13.58              $11.73
  Accumulation units outstanding
  at the end of period                                                     89,850              43,615






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1139)

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A
    End of period                                                          $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      1,095               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.16
    End of period                                                          $10.63              $10.42
  Accumulation units outstanding
  at the end of period                                                     21,793              16,063

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.75              $16.49
    End of period                                                          $25.60              $21.75
  Accumulation units outstanding
  at the end of period                                                      4,554                -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $10.31
    End of period                                                          $12.75              $12.50
  Accumulation units outstanding
  at the end of period                                                     35,552              15,630

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $12.72
    End of period                                                          $14.47              $13.54
  Accumulation units outstanding
  at the end of period                                                      7,643               198






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.24
    End of period                                                          $11.56              $10.31
  Accumulation units outstanding
  at the end of period                                                     14,629               896

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.35              $17.71
    End of period                                                          $19.57              $18.35
  Accumulation units outstanding
  at the end of period                                                     16,966              10,697

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.53
    End of period                                                          $14.78              $12.92
  Accumulation units outstanding
  at the end of period                                                      6,597               201

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.36              $5.17
    End of period                                                           $5.71              $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $12.61
    End of period                                                          $14.81              $15.41
  Accumulation units outstanding
  at the end of period                                                     75,701              16,588

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.34
    End of period                                                          $12.91              $11.82
  Accumulation units outstanding
  at the end of period                                                     19,836              28,017






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $10.78
    End of period                                                          $13.70              $12.02
  Accumulation units outstanding
  at the end of period                                                       190                222

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.65
    End of period                                                           $8.53              $8.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.84
    End of period                                                          $12.92              $12.82
  Accumulation units outstanding
  at the end of period                                                      3,492              3,416

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.31
    End of period                                                            N/A               $14.54
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $18.19
    End of period                                                          $21.10              $19.04
  Accumulation units outstanding
  at the end of period                                                      1,073              1,148






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.04
    End of period                                                           $8.06              $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $17.98
    End of period                                                          $19.86              $18.03
  Accumulation units outstanding
  at the end of period                                                      1,419              1,509

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.46
    End of period                                                          $13.91              $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.24
    End of period                                                          $10.92              $10.39
  Accumulation units outstanding
  at the end of period                                                      4,866                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.90
    End of period                                                          $13.85              $12.46
  Accumulation units outstanding
  at the end of period                                                     16,953              13,157

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.31
    End of period                                                          $11.52              $10.71
  Accumulation units outstanding
  at the end of period                                                      4,657                -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $11.46
    End of period                                                          $13.17              $12.05
  Accumulation units outstanding
  at the end of period                                                      5,856                -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       489                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.02              $20.83
    End of period                                                          $23.28              $21.02
  Accumulation units outstanding
  at the end of period                                                      2,068              2,166

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.51              $20.02
    End of period                                                          $22.64              $20.51
  Accumulation units outstanding
  at the end of period                                                       860                 -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.70              $22.76
    End of period                                                          $24.15              $23.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.88
    End of period                                                          $11.10              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.86              $16.56
    End of period                                                          $19.87              $16.86
  Accumulation units outstanding
  at the end of period                                                     11,139              2,751

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.72              $22.52
    End of period                                                          $26.28              $23.72
  Accumulation units outstanding
  at the end of period                                                       324                 -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.12              $29.63
    End of period                                                          $34.46              $33.12
  Accumulation units outstanding
  at the end of period                                                      3,325                81

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.68
    End of period                                                          $15.11              $12.92
  Accumulation units outstanding
  at the end of period                                                      3,622              3,972

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $12.14
    End of period                                                          $12.85              $11.93
  Accumulation units outstanding
  at the end of period                                                      7,279              3,758

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $16.65
    End of period                                                          $16.91              $16.58
  Accumulation units outstanding
  at the end of period                                                     10,041              2,672






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.90
    End of period                                                          $13.91              $13.83
  Accumulation units outstanding
  at the end of period                                                      3,263              3,161





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.62%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.07
    End of period                                                          $15.28              $11.50
  Accumulation units outstanding
  at the end of period                                                      1,239              1,397

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.70
    End of period                                                          $15.43              $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $9.59
    End of period                                                          $14.30              $11.12
  Accumulation units outstanding
  at the end of period                                                       642                753

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $15.51
    End of period                                                          $18.77              $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.90
    End of period                                                          $15.62              $13.73
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.84
    End of period                                                          $11.61              $10.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $8.75
    End of period                                                          $10.45              $8.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.15
    End of period                                                          $13.59              $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.59
    End of period                                                          $16.19              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.58
    End of period                                                          $10.97              $10.59
  Accumulation units outstanding
  at the end of period                                                       645                584

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.46
    End of period                                                          $17.71              $14.48
  Accumulation units outstanding
  at the end of period                                                      1,081              1,199

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.60
    End of period                                                          $13.57              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.73              $16.48
    End of period                                                          $25.59              $21.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $9.38
    End of period                                                          $12.74              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.33
    End of period                                                          $14.46              $13.53
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.04
    End of period                                                          $11.56              $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.33              $16.23
    End of period                                                          $19.55              $18.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.52
    End of period                                                          $14.78              $12.91
  Accumulation units outstanding
  at the end of period                                                       585                563

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.36              $5.17
    End of period                                                           $5.71              $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.85
    End of period                                                          $12.91              $12.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.45
    End of period                                                          $13.90              $12.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.24
    End of period                                                          $10.92              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.67
    End of period                                                          $13.84              $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.45
    End of period                                                          $13.15              $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.00              $20.55
    End of period                                                          $23.25              $21.00
  Accumulation units outstanding
  at the end of period                                                      2,032              2,007

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.87
    End of period                                                          $11.08              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.26
    End of period                                                          $15.10              $12.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.645%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.62
    End of period                                                          $11.80              $11.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.22
    End of period                                                          $15.27              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $15.28
    End of period                                                          $17.08              $15.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $9.51
    End of period                                                          $11.13              $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.51
    End of period                                                          $12.43              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.93
    End of period                                                          $12.61              $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.34
    End of period                                                          $15.39              $12.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.42
    End of period                                                          $14.27              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.48
    End of period                                                          $18.72              $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.88
    End of period                                                          $15.58              $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $11.40
    End of period                                                          $11.59              $10.60
  Accumulation units outstanding
  at the end of period                                                      1,531               871

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.73
    End of period                                                          $10.73              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.79               N/A
    End of period                                                           $5.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.26              $8.87
    End of period                                                          $10.43              $8.26
  Accumulation units outstanding
  at the end of period                                                      1,189               589

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A
    End of period                                                          $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(1176)

  Accumulation unit value:
    Beginning of period                                                    $13.07               N/A
    End of period                                                          $13.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.84
    End of period                                                          $16.16              $11.84
  Accumulation units outstanding
  at the end of period                                                      1,207               853

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $9.98
    End of period                                                          $10.94              $10.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $12.78
    End of period                                                          $17.69              $14.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.25
    End of period                                                          $13.57              $11.72
  Accumulation units outstanding
  at the end of period                                                     27,950              30,891






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.07
    End of period                                                          $10.62              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.71              $16.46
    End of period                                                          $25.53              $21.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $10.29
    End of period                                                          $12.72              $12.47
  Accumulation units outstanding
  at the end of period                                                       994                389

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.06
    End of period                                                          $14.45              $13.52
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.99
    End of period                                                          $11.54              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.30              $17.67
    End of period                                                          $19.52              $18.30
  Accumulation units outstanding
  at the end of period                                                       931                557

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.18
    End of period                                                          $14.76              $12.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.35              $5.16
    End of period                                                           $5.70              $5.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $12.24
    End of period                                                          $14.80              $15.41
  Accumulation units outstanding
  at the end of period                                                      8,284              8,122

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.92
    End of period                                                          $12.90              $11.81
  Accumulation units outstanding
  at the end of period                                                     10,037              10,593






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.42
    End of period                                                          $13.67              $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.94
    End of period                                                          $12.88              $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.43
    End of period                                                          $13.87              $12.32
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(1074)

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A
    End of period                                                          $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $11.65
    End of period                                                          $13.81              $12.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.37
    End of period                                                          $11.51              $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.43
    End of period                                                          $13.13              $12.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $20.95              $20.42
    End of period                                                          $23.19              $20.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.43              $19.95
    End of period                                                          $22.55              $20.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.84
    End of period                                                          $11.05              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.52
    End of period                                                          $19.84              $16.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.63              $22.44
    End of period                                                          $26.17              $23.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.99              $28.80
    End of period                                                          $34.32              $32.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.59
    End of period                                                          $15.07              $12.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.78
    End of period                                                          $12.80              $11.89
  Accumulation units outstanding
  at the end of period                                                       453                420

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.51              $16.32
    End of period                                                          $16.84              $16.51
  Accumulation units outstanding
  at the end of period                                                       336                301






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.78              $13.84
    End of period                                                          $13.86              $13.78
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.65%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.75
    End of period                                                          $11.79              $11.23
  Accumulation units outstanding
  at the end of period                                                       351                331

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.73
    End of period                                                          $15.27              $11.50
  Accumulation units outstanding
  at the end of period                                                      2,098                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.10
    End of period                                                          $13.50              $12.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $15.37
    End of period                                                          $17.39              $17.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.97
    End of period                                                            N/A               $8.26
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.60              $15.28
    End of period                                                          $17.07              $15.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.62              $16.93
    End of period                                                          $20.61              $17.62
  Accumulation units outstanding
  at the end of period                                                       222                 -

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $9.81
    End of period                                                          $11.12              $10.31
  Accumulation units outstanding
  at the end of period                                                      1,115              1,116

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.26              $18.30
    End of period                                                          $21.02              $19.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1150)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A
    End of period                                                          $12.42               N/A
  Accumulation units outstanding
  at the end of period                                                      1,331               N/A

JNL/Goldman Sachs Mid Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                                                    $11.84               N/A
    End of period                                                          $12.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $11.67
    End of period                                                          $15.38              $12.88
  Accumulation units outstanding
  at the end of period                                                       91                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.92
    End of period                                                          $14.26              $11.10
  Accumulation units outstanding
  at the end of period                                                      8,424              5,712

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.96
    End of period                                                          $18.72              $16.78
  Accumulation units outstanding
  at the end of period                                                       707                222

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.63
    End of period                                                          $15.58              $13.69
  Accumulation units outstanding
  at the end of period                                                       182               2,002






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $11.40
    End of period                                                          $11.59              $10.60
  Accumulation units outstanding
  at the end of period                                                      9,438              4,308

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.69
    End of period                                                          $10.72              $10.62
  Accumulation units outstanding
  at the end of period                                                      1,460              1,373

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.19              $4.19
    End of period                                                           $5.56              $4.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.69              $10.07
    End of period                                                          $10.70              $9.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.26              $8.86
    End of period                                                          $10.42              $8.26
  Accumulation units outstanding
  at the end of period                                                      9,944              6,405

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                      1,194               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.88              $7.89
    End of period                                                           $8.96              $7.88
  Accumulation units outstanding
  at the end of period                                                       463                471

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.14
    End of period                                                          $13.56              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.84
    End of period                                                          $16.16              $11.84
  Accumulation units outstanding
  at the end of period                                                      8,109              5,356

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.16
    End of period                                                          $10.94              $10.57
  Accumulation units outstanding
  at the end of period                                                       375               2,110

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $13.44
    End of period                                                          $17.69              $14.46
  Accumulation units outstanding
  at the end of period                                                       505                269

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.25
    End of period                                                          $13.56              $11.72
  Accumulation units outstanding
  at the end of period                                                     131,471            132,783






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $9.93
    End of period                                                          $10.62              $10.41
  Accumulation units outstanding
  at the end of period                                                      1,469              1,324

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.70              $19.90
    End of period                                                          $25.53              $21.70
  Accumulation units outstanding
  at the end of period                                                      1,125              1,582

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $10.29
    End of period                                                          $12.71              $12.47
  Accumulation units outstanding
  at the end of period                                                      9,981              4,821

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.71
    End of period                                                          $14.44              $13.52
  Accumulation units outstanding
  at the end of period                                                       486                244






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $10.22
    End of period                                                          $11.54              $10.30
  Accumulation units outstanding
  at the end of period                                                      1,485              1,479

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.30              $17.67
    End of period                                                          $19.51              $18.30
  Accumulation units outstanding
  at the end of period                                                      3,981              1,757

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.18
    End of period                                                          $14.76              $12.90
  Accumulation units outstanding
  at the end of period                                                       310                 -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.35              $5.35
    End of period                                                           $5.69              $5.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $12.61
    End of period                                                          $14.80              $15.41
  Accumulation units outstanding
  at the end of period                                                     12,095              11,492

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.34
    End of period                                                          $12.90              $11.81
  Accumulation units outstanding
  at the end of period                                                     12,501              22,858






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.76
    End of period                                                          $13.66              $12.00
  Accumulation units outstanding
  at the end of period                                                       881                881

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.75               N/A
    End of period                                                           $8.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.81
    End of period                                                          $12.88              $12.78
  Accumulation units outstanding
  at the end of period                                                      3,619              2,832

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.26
    End of period                                                            N/A               $14.48
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.96              $17.73
    End of period                                                          $21.00              $18.96
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.04
    End of period                                                           $8.05              $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.96              $17.39
    End of period                                                          $19.77              $17.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.43
    End of period                                                          $13.86              $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.30
    End of period                                                          $10.91              $10.39
  Accumulation units outstanding
  at the end of period                                                      4,796              3,599

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $11.87
    End of period                                                          $13.81              $12.42
  Accumulation units outstanding
  at the end of period                                                      4,104              4,114

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.48
    End of period                                                          $11.51              $10.71
  Accumulation units outstanding
  at the end of period                                                      1,026               669

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.63
    End of period                                                          $13.12              $12.01
  Accumulation units outstanding
  at the end of period                                                      5,048              4,688

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.94              $20.17
    End of period                                                          $23.18              $20.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.42              $19.12
    End of period                                                          $22.54              $20.42
  Accumulation units outstanding
  at the end of period                                                       182                186

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.60              $22.68
    End of period                                                          $24.04              $23.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.83
    End of period                                                          $11.04              $10.85
  Accumulation units outstanding
  at the end of period                                                      6,931               347






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.80
    End of period                                                          $19.83              $16.84
  Accumulation units outstanding
  at the end of period                                                       229                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.62              $22.53
    End of period                                                          $26.16              $23.62
  Accumulation units outstanding
  at the end of period                                                       433                433

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.98              $29.51
    End of period                                                          $34.30              $32.98
  Accumulation units outstanding
  at the end of period                                                      2,035               823

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.66
    End of period                                                          $15.07              $12.89
  Accumulation units outstanding
  at the end of period                                                       785                785

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $12.11
    End of period                                                          $12.80              $11.90
  Accumulation units outstanding
  at the end of period                                                      1,684               517

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.58
    End of period                                                          $16.83              $16.50
  Accumulation units outstanding
  at the end of period                                                      2,332              2,789






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.85
    End of period                                                          $13.85              $13.77
  Accumulation units outstanding
  at the end of period                                                       888                957





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.75
    End of period                                                          $11.79              $11.22
  Accumulation units outstanding
  at the end of period                                                       37                  40

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.21
    End of period                                                          $15.27              $11.50
  Accumulation units outstanding
  at the end of period                                                      1,212                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.10
    End of period                                                          $13.49              $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.99              $15.51
    End of period                                                          $17.37              $16.99
  Accumulation units outstanding
  at the end of period                                                       25                  27

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.96
    End of period                                                            N/A               $9.29
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.42
    End of period                                                          $17.05              $15.59
  Accumulation units outstanding
  at the end of period                                                       72                  73

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.60              $16.91
    End of period                                                          $20.58              $17.60
  Accumulation units outstanding
  at the end of period                                                      1,557                -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.50
    End of period                                                          $11.12              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $18.37
    End of period                                                          $20.99              $19.24
  Accumulation units outstanding
  at the end of period                                                       629                659






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.33
    End of period                                                          $12.42              $10.84
  Accumulation units outstanding
  at the end of period                                                      1,171              1,106

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.65
    End of period                                                          $12.61              $11.19
  Accumulation units outstanding
  at the end of period                                                       970                970






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.24
    End of period                                                          $15.36              $12.87
  Accumulation units outstanding
  at the end of period                                                       389                226

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.92
    End of period                                                          $14.25              $11.09
  Accumulation units outstanding
  at the end of period                                                      2,893              1,919

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.76              $15.95
    End of period                                                          $18.70              $16.76
  Accumulation units outstanding
  at the end of period                                                      1,145              1,011

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.62
    End of period                                                          $15.56              $13.68
  Accumulation units outstanding
  at the end of period                                                       811                813






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $11.39
    End of period                                                          $11.58              $10.59
  Accumulation units outstanding
  at the end of period                                                     12,974              5,947

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.69
    End of period                                                          $10.72              $10.62
  Accumulation units outstanding
  at the end of period                                                     10,218              7,566

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $4.19              $4.15
    End of period                                                           $5.55              $4.19
  Accumulation units outstanding
  at the end of period                                                      2,478               634

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.68              $10.06
    End of period                                                          $10.70              $9.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $8.86
    End of period                                                          $10.42              $8.25
  Accumulation units outstanding
  at the end of period                                                     17,424              6,896

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A
    End of period                                                          $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                      5,242               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.66
    End of period                                                           $8.96              $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.12
    End of period                                                          $13.55              $11.72
  Accumulation units outstanding
  at the end of period                                                      1,095               478

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.84
    End of period                                                          $16.14              $11.83
  Accumulation units outstanding
  at the end of period                                                     17,683              7,247

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.16
    End of period                                                          $10.94              $10.57
  Accumulation units outstanding
  at the end of period                                                       380                240

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $13.44
    End of period                                                          $17.68              $14.46
  Accumulation units outstanding
  at the end of period                                                      8,149              8,328

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.25
    End of period                                                          $13.56              $11.72
  Accumulation units outstanding
  at the end of period                                                     93,339              34,117






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A
    End of period                                                          $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                       850                N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.51
    End of period                                                          $10.62              $10.41
  Accumulation units outstanding
  at the end of period                                                      2,372                -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.69              $19.89
    End of period                                                          $25.51              $21.69
  Accumulation units outstanding
  at the end of period                                                      4,801              1,600

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $10.29
    End of period                                                          $12.70              $12.46
  Accumulation units outstanding
  at the end of period                                                     10,944              5,435

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A
    End of period                                                          $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,716               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $12.70
    End of period                                                          $14.43              $13.51
  Accumulation units outstanding
  at the end of period                                                      6,617              6,678






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.22
    End of period                                                          $11.54              $10.29
  Accumulation units outstanding
  at the end of period                                                     12,506              12,855

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.29              $17.65
    End of period                                                          $19.49              $18.29
  Accumulation units outstanding
  at the end of period                                                      7,003              2,966

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.51
    End of period                                                          $14.75              $12.89
  Accumulation units outstanding
  at the end of period                                                      6,572              6,840

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.34              $5.12
    End of period                                                           $5.69              $5.34
  Accumulation units outstanding
  at the end of period                                                       504                504

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $12.61
    End of period                                                          $14.79              $15.40
  Accumulation units outstanding
  at the end of period                                                     14,206              5,118

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.34
    End of period                                                          $12.90              $11.81
  Accumulation units outstanding
  at the end of period                                                     21,433              14,093






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $10.75
    End of period                                                          $13.66              $11.99
  Accumulation units outstanding
  at the end of period                                                      1,290              1,141

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.61
    End of period                                                           $8.51              $8.33
  Accumulation units outstanding
  at the end of period                                                      1,340              1,340

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.80
    End of period                                                          $12.86              $12.77
  Accumulation units outstanding
  at the end of period                                                     10,511              2,156

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.24
    End of period                                                            N/A               $14.47
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $17.71
    End of period                                                          $20.98              $18.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.02
    End of period                                                           $8.03              $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $17.38
    End of period                                                          $19.74              $17.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.42
    End of period                                                          $13.85              $12.30
  Accumulation units outstanding
  at the end of period                                                       121                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.30
    End of period                                                          $10.91              $10.39
  Accumulation units outstanding
  at the end of period                                                      2,625              2,605

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.86
    End of period                                                          $13.79              $12.41
  Accumulation units outstanding
  at the end of period                                                      2,641              2,668

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.49
    End of period                                                          $11.51              $10.71
  Accumulation units outstanding
  at the end of period                                                     49,813              44,904

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.62
    End of period                                                          $13.11              $12.00
  Accumulation units outstanding
  at the end of period                                                      4,086              4,060

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A
    End of period                                                          $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.91              $20.72
    End of period                                                          $23.15              $20.91
  Accumulation units outstanding
  at the end of period                                                      3,470              1,728

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.40              $19.93
    End of period                                                          $22.51              $20.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.57              $22.65
    End of period                                                          $24.01              $23.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.82
    End of period                                                          $11.03              $10.84
  Accumulation units outstanding
  at the end of period                                                      1,249              5,546






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.54
    End of period                                                          $19.82              $16.84
  Accumulation units outstanding
  at the end of period                                                       729                508

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.60              $22.51
    End of period                                                          $26.12              $23.60
  Accumulation units outstanding
  at the end of period                                                       48                  50

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.94              $29.48
    End of period                                                          $34.26              $32.94
  Accumulation units outstanding
  at the end of period                                                       225                 14

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.65
    End of period                                                          $15.06              $12.88
  Accumulation units outstanding
  at the end of period                                                       84                  89

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $12.10
    End of period                                                          $12.79              $11.89
  Accumulation units outstanding
  at the end of period                                                      4,637                58

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $16.56
    End of period                                                          $16.81              $16.49
  Accumulation units outstanding
  at the end of period                                                      1,794                82






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.83
    End of period                                                          $13.83              $13.76
  Accumulation units outstanding
  at the end of period                                                      6,324              3,664



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.67%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.61
    End of period                                                          $11.78              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1142)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.97
    End of period                                                          $13.48              $12.10
  Accumulation units outstanding
  at the end of period                                                      1,546              1,311

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $16.90
    End of period                                                          $20.56              $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.73
    End of period                                                          $12.42              $10.84
  Accumulation units outstanding
  at the end of period                                                      3,375              2,902

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.20
    End of period                                                          $12.61              $11.19
  Accumulation units outstanding
  at the end of period                                                      1,698              1,398






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.54
    End of period                                                          $14.24              $11.08
  Accumulation units outstanding
  at the end of period                                                      2,563              2,369

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.94
    End of period                                                          $18.68              $16.75
  Accumulation units outstanding
  at the end of period                                                       398                241

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $13.61
    End of period                                                          $15.55              $13.67
  Accumulation units outstanding
  at the end of period                                                       452                287






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.81
    End of period                                                          $11.57              $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.68
    End of period                                                          $10.71              $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $8.73
    End of period                                                          $10.40              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(1072)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.83
    End of period                                                          $16.13              $11.82
  Accumulation units outstanding
  at the end of period                                                       534                346

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $9.90
    End of period                                                          $10.92              $10.56
  Accumulation units outstanding
  at the end of period                                                       654                360

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $12.82
    End of period                                                          $17.67              $14.45
  Accumulation units outstanding
  at the end of period                                                      3,384              2,796

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.66              $19.87
    End of period                                                          $25.48              $21.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.36
    End of period                                                          $12.69              $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $12.21
    End of period                                                          $14.43              $13.51
  Accumulation units outstanding
  at the end of period                                                       477                307






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.22
    End of period                                                          $11.53              $10.29
  Accumulation units outstanding
  at the end of period                                                      6,793              5,468

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $16.19
    End of period                                                          $19.48              $18.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.50
    End of period                                                          $14.74              $12.88
  Accumulation units outstanding
  at the end of period                                                       476                316

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.34              $5.16
    End of period                                                           $5.69              $5.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.32              $8.09
    End of period                                                           $8.50              $8.32
  Accumulation units outstanding
  at the end of period                                                      8,436              6,500

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.58
    End of period                                                           $8.03              $7.80
  Accumulation units outstanding
  at the end of period                                                      5,028              4,127

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.41
    End of period                                                          $13.83              $12.29
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.63
    End of period                                                          $13.78              $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(1098)

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A
    End of period                                                          $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.41
    End of period                                                          $13.10              $11.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.89              $20.70
    End of period                                                          $23.12              $20.89
  Accumulation units outstanding
  at the end of period                                                       642                366

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.57              $22.39
    End of period                                                          $26.09              $23.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.91              $28.73
    End of period                                                          $34.22              $32.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.64
    End of period                                                          $15.05              $12.88
  Accumulation units outstanding
  at the end of period                                                      4,989              4,170

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.87              $12.09
    End of period                                                          $12.77              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.47              $16.55
    End of period                                                          $16.79              $16.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.74              $13.82
    End of period                                                          $13.82              $13.74
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.70%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.72
    End of period                                                          $11.76              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.39
    End of period                                                          $15.26              $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.08
    End of period                                                          $13.46              $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.92              $14.98
    End of period                                                          $17.29              $16.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $15.53              $15.32
    End of period                                                          $16.98              $15.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.54              $16.61
    End of period                                                          $20.50              $17.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.62
    End of period                                                          $11.09              $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.15              $17.43
    End of period                                                          $20.89              $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.86
    End of period                                                          $12.41              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.16
    End of period                                                          $12.60              $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.41
    End of period                                                          $14.20              $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.42
    End of period                                                          $18.63              $16.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $12.83
    End of period                                                          $15.51              $13.64
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.79
    End of period                                                          $11.54              $10.56
  Accumulation units outstanding
  at the end of period                                                       306                 -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.71
    End of period                                                          $10.70              $10.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1028)

  Accumulation unit value:
    Beginning of period                                                     $4.61               N/A
    End of period                                                           $5.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $8.71
    End of period                                                          $10.38              $8.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.64
    End of period                                                           $8.93              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.98
    End of period                                                          $13.50              $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.54
    End of period                                                          $16.09              $11.80
  Accumulation units outstanding
  at the end of period                                                       262                 -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.44
    End of period                                                          $10.90              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $12.76
    End of period                                                          $17.64              $14.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.66
    End of period                                                          $13.55              $11.71
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                                                     $9.18               N/A
    End of period                                                          $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.41              $9.49
    End of period                                                          $10.61              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.62              $18.94
    End of period                                                          $25.42              $21.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $9.34
    End of period                                                          $12.66              $12.43
  Accumulation units outstanding
  at the end of period                                                       272                 -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.04
    End of period                                                          $14.41              $13.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.98
    End of period                                                          $11.51              $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.16
    End of period                                                          $19.43              $18.23
  Accumulation units outstanding
  at the end of period                                                       194                 -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.16
    End of period                                                          $14.72              $12.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $11.33
    End of period                                                          $14.78              $15.40
  Accumulation units outstanding
  at the end of period                                                       246                 -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.81
    End of period                                                          $12.89              $11.80
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $10.40
    End of period                                                          $13.63              $11.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $12.78
    End of period                                                          $12.82              $12.73
  Accumulation units outstanding
  at the end of period                                                       323                 -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.19
    End of period                                                            N/A               $14.19
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.38
    End of period                                                          $13.80              $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.24
    End of period                                                          $10.90              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.34
    End of period                                                          $13.74              $12.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.37
    End of period                                                          $11.50              $10.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.39
    End of period                                                          $13.06              $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $20.82              $20.64
    End of period                                                          $23.04              $20.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.77
    End of period                                                          $10.98              $10.79
  Accumulation units outstanding
  at the end of period                                                      1,857              3,716






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.81              $16.61
    End of period                                                          $19.79              $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.50              $22.33
    End of period                                                          $26.01              $23.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.80              $28.65
    End of period                                                          $34.10              $32.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.21
    End of period                                                          $15.02              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.64
    End of period                                                          $12.74              $11.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $16.41
    End of period                                                          $16.73              $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $13.81
    End of period                                                          $13.77              $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.60
    End of period                                                          $11.76              $11.20
  Accumulation units outstanding
  at the end of period                                                     16,610                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.17
    End of period                                                          $15.25              $11.49
  Accumulation units outstanding
  at the end of period                                                     21,186              6,838

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.08
    End of period                                                          $13.46              $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $15.44
    End of period                                                          $17.27              $16.91
  Accumulation units outstanding
  at the end of period                                                      1,531               648

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.93
    End of period                                                            N/A               $9.25
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $15.20
    End of period                                                          $16.96              $15.51
  Accumulation units outstanding
  at the end of period                                                      2,512                -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $17.55
    End of period                                                          $20.48              $17.52
  Accumulation units outstanding
  at the end of period                                                      4,390              2,100

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.48
    End of period                                                          $11.08              $10.28
  Accumulation units outstanding
  at the end of period                                                     17,355                -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.13              $18.29
    End of period                                                          $20.87              $19.13
  Accumulation units outstanding
  at the end of period                                                      3,655              1,963






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                      4,608               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.27
    End of period                                                          $12.41              $10.83
  Accumulation units outstanding
  at the end of period                                                     23,310               559

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.33
    End of period                                                          $12.60              $11.19
  Accumulation units outstanding
  at the end of period                                                     21,022              1,978






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                      3,620               N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.18
    End of period                                                          $15.27              $12.80
  Accumulation units outstanding
  at the end of period                                                     19,893              7,570

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $9.88
    End of period                                                          $14.19              $11.04
  Accumulation units outstanding
  at the end of period                                                     45,344              1,972

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      3,168               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $15.89
    End of period                                                          $18.62              $16.70
  Accumulation units outstanding
  at the end of period                                                      6,848              4,561

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $13.58
    End of period                                                          $15.49              $13.63
  Accumulation units outstanding
  at the end of period                                                     12,277              10,259






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $11.36
    End of period                                                          $11.54              $10.56
  Accumulation units outstanding
  at the end of period                                                     40,175              18,769

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.67
    End of period                                                          $10.69              $10.60
  Accumulation units outstanding
  at the end of period                                                     33,479              16,160

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.18              $4.17
    End of period                                                           $5.53              $4.18
  Accumulation units outstanding
  at the end of period                                                      2,878                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.65              $9.96
    End of period                                                          $10.66              $9.65
  Accumulation units outstanding
  at the end of period                                                      7,110               625

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $8.83
    End of period                                                          $10.38              $8.23
  Accumulation units outstanding
  at the end of period                                                     60,436              27,790

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A
    End of period                                                          $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                     30,022               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.86
    End of period                                                           $8.92              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                4,606

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.09
    End of period                                                          $13.50              $11.69
  Accumulation units outstanding
  at the end of period                                                      1,309              1,978

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.80
    End of period                                                          $16.08              $11.79
  Accumulation units outstanding
  at the end of period                                                     45,194              23,051

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.13
    End of period                                                          $10.90              $10.53
  Accumulation units outstanding
  at the end of period                                                     13,203              1,892

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.42
    End of period                                                          $17.64              $14.43
  Accumulation units outstanding
  at the end of period                                                     25,303              15,923

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.25
    End of period                                                          $13.55              $11.71
  Accumulation units outstanding
  at the end of period                                                     561,007            125,217






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1076)

  Accumulation unit value:
    Beginning of period                                                     $9.35               N/A
    End of period                                                          $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     29,647               N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.15
    End of period                                                          $10.61              $10.40
  Accumulation units outstanding
  at the end of period                                                     20,344              3,291

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $19.83
    End of period                                                          $25.41              $21.61
  Accumulation units outstanding
  at the end of period                                                     12,217              1,206

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.26
    End of period                                                          $12.65              $12.42
  Accumulation units outstanding
  at the end of period                                                     46,362              19,345

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A
    End of period                                                          $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                     13,975               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.68
    End of period                                                          $14.40              $13.49
  Accumulation units outstanding
  at the end of period                                                     17,017              6,835






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.20
    End of period                                                          $11.51              $10.27
  Accumulation units outstanding
  at the end of period                                                     30,186              20,683

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $17.61
    End of period                                                          $19.42              $18.23
  Accumulation units outstanding
  at the end of period                                                     16,807              9,715

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.49
    End of period                                                          $14.71              $12.86
  Accumulation units outstanding
  at the end of period                                                     25,772              10,956

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.33              $5.10
    End of period                                                           $5.67              $5.33
  Accumulation units outstanding
  at the end of period                                                      9,306              5,400

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $12.61
    End of period                                                          $14.78              $15.39
  Accumulation units outstanding
  at the end of period                                                     113,515             63,635

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.34
    End of period                                                          $12.88              $11.80
  Accumulation units outstanding
  at the end of period                                                     37,770              8,516






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $10.73
    End of period                                                          $13.62              $11.96
  Accumulation units outstanding
  at the end of period                                                     19,247              6,521

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.62
    End of period                                                           $8.48              $8.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.75
    End of period                                                          $12.81              $12.72
  Accumulation units outstanding
  at the end of period                                                     27,705              4,933

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.18
    End of period                                                            N/A               $14.39
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $17.62
    End of period                                                          $20.86              $18.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.00
    End of period                                                           $8.01              $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.84              $17.29
    End of period                                                          $19.63              $17.84
  Accumulation units outstanding
  at the end of period                                                       274                 -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.62
    End of period                                                          $13.79              $12.26
  Accumulation units outstanding
  at the end of period                                                      3,763              2,990






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.30
    End of period                                                          $10.90              $10.38
  Accumulation units outstanding
  at the end of period                                                     39,777              14,055

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.82
    End of period                                                          $13.73              $12.36
  Accumulation units outstanding
  at the end of period                                                     212,155             87,727

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.37
    End of period                                                          $11.50              $10.70
  Accumulation units outstanding
  at the end of period                                                     26,008                -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.58
    End of period                                                          $13.05              $11.95
  Accumulation units outstanding
  at the end of period                                                     102,219             49,022

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division(1167)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A
    End of period                                                          $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                       851                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.80              $20.06
    End of period                                                          $23.01              $20.80
  Accumulation units outstanding
  at the end of period                                                      4,330                -

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $19.30
    End of period                                                          $22.38              $20.29
  Accumulation units outstanding
  at the end of period                                                        -                1,325

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $22.09
    End of period                                                          $23.88              $23.46
  Accumulation units outstanding
  at the end of period                                                      4,649              4,842

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.77
    End of period                                                          $10.97              $10.78
  Accumulation units outstanding
  at the end of period                                                       943               14,399






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $16.52
    End of period                                                          $19.78              $16.81
  Accumulation units outstanding
  at the end of period                                                     13,925               524

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.47              $22.40
    End of period                                                          $25.97              $23.47
  Accumulation units outstanding
  at the end of period                                                     13,452              5,070

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.77              $29.34
    End of period                                                          $34.06              $32.77
  Accumulation units outstanding
  at the end of period                                                      9,683              5,564

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.62
    End of period                                                          $15.01              $12.85
  Accumulation units outstanding
  at the end of period                                                     18,582              8,369

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $12.06
    End of period                                                          $12.74              $11.84
  Accumulation units outstanding
  at the end of period                                                     21,342              1,916

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $16.48
    End of period                                                          $16.71              $16.40
  Accumulation units outstanding
  at the end of period                                                     16,813              1,609






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.76
    End of period                                                          $13.75              $13.68
  Accumulation units outstanding
  at the end of period                                                     15,253               915





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.745%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.58
    End of period                                                          $11.74              $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.73
    End of period                                                          $15.25              $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.07
    End of period                                                          $13.43              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.85              $15.24
    End of period                                                          $17.20              $16.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.91
    End of period                                                            N/A               $9.23
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.16
    End of period                                                          $16.90              $15.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.46              $16.79
    End of period                                                          $20.40              $17.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.91
    End of period                                                          $12.41              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.90
    End of period                                                          $12.59              $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.56
    End of period                                                          $15.21              $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $9.36
    End of period                                                          $14.14              $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $15.38
    End of period                                                          $18.56              $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.79
    End of period                                                          $15.45              $13.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $11.34
    End of period                                                          $11.51              $10.54
  Accumulation units outstanding
  at the end of period                                                      3,769              3,622

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.69
    End of period                                                          $10.67              $10.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.76               N/A
    End of period                                                           $5.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.82
    End of period                                                          $10.35              $8.21
  Accumulation units outstanding
  at the end of period                                                      4,773              4,681

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A
    End of period                                                          $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.83              $7.62
    End of period                                                           $8.90              $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.08
    End of period                                                          $13.46              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.78
    End of period                                                          $16.04              $11.77
  Accumulation units outstanding
  at the end of period                                                      3,313              3,384

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.93
    End of period                                                          $10.87              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.75
    End of period                                                          $17.61              $14.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.25
    End of period                                                          $13.54              $11.71
  Accumulation units outstanding
  at the end of period                                                      6,005              3,005






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.56
    End of period                                                          $10.60              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.57              $16.37
    End of period                                                          $25.35              $21.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $10.24
    End of period                                                          $12.62              $12.39
  Accumulation units outstanding
  at the end of period                                                      3,200              3,333

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.03
    End of period                                                          $14.37              $13.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.97
    End of period                                                          $11.49              $10.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $17.57
    End of period                                                          $19.37              $18.19
  Accumulation units outstanding
  at the end of period                                                      2,200              2,188

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.14
    End of period                                                          $14.69              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.31              $5.13
    End of period                                                           $5.65              $5.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $12.60
    End of period                                                          $14.77              $15.39
  Accumulation units outstanding
  at the end of period                                                      1,853               762

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.97
    End of period                                                          $12.87              $11.80
  Accumulation units outstanding
  at the end of period                                                      2,119               994






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.38
    End of period                                                          $13.59              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.61
    End of period                                                           $8.47              $8.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.74
    End of period                                                          $12.77              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.13
    End of period                                                            N/A               $14.34
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.77              $18.08
    End of period                                                          $20.77              $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.99
    End of period                                                           $7.99              $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.35
    End of period                                                          $13.74              $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.57
    End of period                                                          $13.69              $12.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.33
    End of period                                                          $11.49              $10.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.35
    End of period                                                          $13.01              $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.73              $19.99
    End of period                                                          $22.92              $20.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.36              $22.47
    End of period                                                          $23.78              $23.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.74
    End of period                                                          $10.92              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.79
    End of period                                                          $19.75              $16.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.38              $22.23
    End of period                                                          $25.87              $23.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.65              $28.52
    End of period                                                          $33.92              $32.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.19
    End of period                                                          $14.97              $12.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.85
    End of period                                                          $12.70              $11.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.34
    End of period                                                          $16.64              $16.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.75%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.72
    End of period                                                          $11.73              $11.18
  Accumulation units outstanding
  at the end of period                                                      8,850              4,409

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.73
    End of period                                                          $15.24              $11.49
  Accumulation units outstanding
  at the end of period                                                      2,727               417

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.37
    End of period                                                          $13.43              $12.06
  Accumulation units outstanding
  at the end of period                                                      1,941              2,075

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $15.23
    End of period                                                          $17.19              $16.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.10
    End of period                                                          $16.89              $15.46
  Accumulation units outstanding
  at the end of period                                                      2,430              2,578

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.46              $17.49
    End of period                                                          $20.39              $17.46
  Accumulation units outstanding
  at the end of period                                                      1,948               477

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.75
    End of period                                                          $11.04              $10.25
  Accumulation units outstanding
  at the end of period                                                     17,694              4,158

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $18.20
    End of period                                                          $20.76              $19.04
  Accumulation units outstanding
  at the end of period                                                      5,138              2,246






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     19,866               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.63
    End of period                                                          $12.40              $10.83
  Accumulation units outstanding
  at the end of period                                                      2,833              1,187

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.81
    End of period                                                          $12.59              $11.18
  Accumulation units outstanding
  at the end of period                                                      3,751               829






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.14
    End of period                                                          $15.21              $12.75
  Accumulation units outstanding
  at the end of period                                                      5,539              4,332

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $9.85
    End of period                                                          $14.14              $11.01
  Accumulation units outstanding
  at the end of period                                                     10,780              8,009

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.64              $15.85
    End of period                                                          $18.55              $16.64
  Accumulation units outstanding
  at the end of period                                                      4,380              3,472

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $13.54
    End of period                                                          $15.44              $13.59
  Accumulation units outstanding
  at the end of period                                                      4,623              3,428






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $11.34
    End of period                                                          $11.50              $10.53
  Accumulation units outstanding
  at the end of period                                                     11,811              6,867

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.66
    End of period                                                          $10.67              $10.59
  Accumulation units outstanding
  at the end of period                                                      2,094                48

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.75               N/A
    End of period                                                           $5.51               N/A
  Accumulation units outstanding
  at the end of period                                                      1,691               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.81
    End of period                                                          $10.35              $8.21
  Accumulation units outstanding
  at the end of period                                                     15,031              8,955

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A
    End of period                                                          $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.08
    End of period                                                          $13.46              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.78
    End of period                                                          $16.03              $11.76
  Accumulation units outstanding
  at the end of period                                                     16,521              11,690

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.10
    End of period                                                          $10.86              $10.51
  Accumulation units outstanding
  at the end of period                                                     11,918              6,761

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.40
    End of period                                                          $17.60              $14.40
  Accumulation units outstanding
  at the end of period                                                     12,015              8,720

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.05
    End of period                                                          $13.53              $11.71
  Accumulation units outstanding
  at the end of period                                                     102,175            116,917






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.27
    End of period                                                          $10.60              $10.40
  Accumulation units outstanding
  at the end of period                                                     11,446              8,231

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.56              $19.79
    End of period                                                          $25.34              $21.56
  Accumulation units outstanding
  at the end of period                                                      2,633              1,447

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $10.23
    End of period                                                          $12.62              $12.39
  Accumulation units outstanding
  at the end of period                                                     17,093              9,491

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A
    End of period                                                          $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                      1,507               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.67
    End of period                                                          $14.37              $13.47
  Accumulation units outstanding
  at the end of period                                                      4,659              3,433






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $10.19
    End of period                                                          $11.48              $10.26
  Accumulation units outstanding
  at the end of period                                                     19,920              18,254

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.18              $17.57
    End of period                                                          $19.36              $18.18
  Accumulation units outstanding
  at the end of period                                                      3,531              3,015

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $12.47
    End of period                                                          $14.68              $12.84
  Accumulation units outstanding
  at the end of period                                                      3,018              2,049

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.31              $5.09
    End of period                                                           $5.65              $5.31
  Accumulation units outstanding
  at the end of period                                                      2,560              1,851

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $12.32
    End of period                                                          $14.76              $15.39
  Accumulation units outstanding
  at the end of period                                                     14,408              14,804

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.59
    End of period                                                          $12.87              $11.80
  Accumulation units outstanding
  at the end of period                                                     31,939              30,369






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.71
    End of period                                                          $13.58              $11.93
  Accumulation units outstanding
  at the end of period                                                      7,700              3,270

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A
    End of period                                                           $8.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.71
    End of period                                                          $12.76              $12.67
  Accumulation units outstanding
  at the end of period                                                     27,132              23,138

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.12
    End of period                                                            N/A               $14.32
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.99
    End of period                                                           $7.98              $7.76
  Accumulation units outstanding
  at the end of period                                                      1,611                -

JNL/Putnam Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $17.73
    End of period                                                          $19.54              $17.77
  Accumulation units outstanding
  at the end of period                                                        -                 517

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.58
    End of period                                                          $13.73              $12.21
  Accumulation units outstanding
  at the end of period                                                      3,743              2,792






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.17
    End of period                                                          $10.89              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.79
    End of period                                                          $13.69              $12.32
  Accumulation units outstanding
  at the end of period                                                     28,366              34,432

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.33
    End of period                                                          $11.49              $10.70
  Accumulation units outstanding
  at the end of period                                                     15,170              27,317

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.55
    End of period                                                          $13.01              $11.92
  Accumulation units outstanding
  at the end of period                                                     22,174              21,268

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.71              $19.98
    End of period                                                          $22.91              $20.71
  Accumulation units outstanding
  at the end of period                                                      1,436                -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $19.75
    End of period                                                          $22.27              $20.21
  Accumulation units outstanding
  at the end of period                                                       232                 -

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.35              $22.01
    End of period                                                          $23.76              $23.35
  Accumulation units outstanding
  at the end of period                                                       396                958

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.72
    End of period                                                          $10.92              $10.73
  Accumulation units outstanding
  at the end of period                                                     12,162                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.79
    End of period                                                          $19.75              $16.79
  Accumulation units outstanding
  at the end of period                                                      1,102                -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.35              $22.29
    End of period                                                          $25.83              $23.35
  Accumulation units outstanding
  at the end of period                                                      1,619              1,718

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.63              $29.23
    End of period                                                          $33.90              $32.63
  Accumulation units outstanding
  at the end of period                                                      2,855              1,914

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.60
    End of period                                                          $14.97              $12.82
  Accumulation units outstanding
  at the end of period                                                     10,766              7,664

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $12.02
    End of period                                                          $12.69              $11.80
  Accumulation units outstanding
  at the end of period                                                     10,372              6,541

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $16.42
    End of period                                                          $16.63              $16.33
  Accumulation units outstanding
  at the end of period                                                      3,221              3,118






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $13.71
    End of period                                                          $13.69              $13.63
  Accumulation units outstanding
  at the end of period                                                      4,604              4,583





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.58
    End of period                                                          $11.73              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.44
    End of period                                                          $15.24              $11.49
  Accumulation units outstanding
  at the end of period                                                      4,994              5,868

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $11.06
    End of period                                                          $13.42              $12.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $15.22
    End of period                                                          $17.18              $16.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.90
    End of period                                                            N/A               $9.22
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.14
    End of period                                                          $16.88              $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.44              $16.77
    End of period                                                          $20.37              $17.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.46
    End of period                                                          $11.04              $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.03              $18.20
    End of period                                                          $20.75              $19.03
  Accumulation units outstanding
  at the end of period                                                       955                955






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1138)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.46
    End of period                                                          $12.40              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.58
    End of period                                                          $12.59              $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.54
    End of period                                                          $15.19              $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.85
    End of period                                                          $14.12              $11.00
  Accumulation units outstanding
  at the end of period                                                      1,599              1,876

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $15.84
    End of period                                                          $18.54              $16.63
  Accumulation units outstanding
  at the end of period                                                      1,171              1,105

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.78
    End of period                                                          $15.43              $13.58
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $11.33
    End of period                                                          $11.49              $10.53
  Accumulation units outstanding
  at the end of period                                                     24,004              17,462

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.65
    End of period                                                          $10.66              $10.58
  Accumulation units outstanding
  at the end of period                                                     17,475              16,543

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.16              $4.04
    End of period                                                           $5.51              $4.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.62              $10.00
    End of period                                                          $10.61              $9.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.20              $8.81
    End of period                                                          $10.34              $8.20
  Accumulation units outstanding
  at the end of period                                                     22,753              13,833

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A
    End of period                                                          $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                      7,433               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.26
    End of period                                                           $8.89              $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.05
    End of period                                                          $13.44              $11.64
  Accumulation units outstanding
  at the end of period                                                      1,627              1,625

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.77
    End of period                                                          $16.02              $11.75
  Accumulation units outstanding
  at the end of period                                                     27,599              19,566

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.11
    End of period                                                          $10.87              $10.51
  Accumulation units outstanding
  at the end of period                                                      1,926              1,718

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.40
    End of period                                                          $17.59              $14.40
  Accumulation units outstanding
  at the end of period                                                      9,769              10,854

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.25
    End of period                                                          $13.53              $11.71
  Accumulation units outstanding
  at the end of period                                                     100,566             86,846






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A
    End of period                                                          $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.15
    End of period                                                          $10.60              $10.40
  Accumulation units outstanding
  at the end of period                                                     12,623              10,866

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.55              $19.78
    End of period                                                          $25.32              $21.55
  Accumulation units outstanding
  at the end of period                                                       906               2,652

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $10.23
    End of period                                                          $12.61              $12.38
  Accumulation units outstanding
  at the end of period                                                     21,703              18,557

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.66
    End of period                                                          $14.36              $13.46
  Accumulation units outstanding
  at the end of period                                                      7,103              6,959






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $10.19
    End of period                                                          $11.48              $10.25
  Accumulation units outstanding
  at the end of period                                                     17,364              17,263

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.17              $17.55
    End of period                                                          $19.35              $18.17
  Accumulation units outstanding
  at the end of period                                                     12,708              8,173

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $12.47
    End of period                                                          $14.68              $12.84
  Accumulation units outstanding
  at the end of period                                                      8,998              9,201

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.31              $5.09
    End of period                                                           $5.65              $5.31
  Accumulation units outstanding
  at the end of period                                                      4,025              3,486

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $12.60
    End of period                                                          $14.76              $15.39
  Accumulation units outstanding
  at the end of period                                                     33,285              38,900

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.34
    End of period                                                          $12.87              $11.79
  Accumulation units outstanding
  at the end of period                                                     16,251              11,362






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.37
    End of period                                                          $13.58              $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.71
    End of period                                                           $8.46              $8.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.71
    End of period                                                          $12.75              $12.67
  Accumulation units outstanding
  at the end of period                                                      1,576              6,116

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.11
    End of period                                                            N/A               $14.31
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.74              $17.54
    End of period                                                          $20.74              $18.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.80
    End of period                                                           $7.98              $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.75              $17.21
    End of period                                                          $19.52              $17.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.34
    End of period                                                          $13.73              $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.24
    End of period                                                          $10.89              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.56
    End of period                                                          $13.67              $12.31
  Accumulation units outstanding
  at the end of period                                                       784                 -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.37
    End of period                                                          $11.48              $10.69
  Accumulation units outstanding
  at the end of period                                                       390                 -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.54
    End of period                                                          $12.99              $11.91
  Accumulation units outstanding
  at the end of period                                                      4,918              5,164

JNL/S&P Retirement 2015 Division(1011)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A
    End of period                                                          $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.69              $20.52
    End of period                                                          $22.88              $20.69
  Accumulation units outstanding
  at the end of period                                                      2,267              13,900

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.23              $19.75
    End of period                                                          $22.30              $20.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.34              $22.44
    End of period                                                          $23.75              $23.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.72
    End of period                                                          $10.90              $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.79
    End of period                                                          $19.74              $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.35              $22.20
    End of period                                                          $25.82              $23.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.59              $28.48
    End of period                                                          $33.86              $32.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.18
    End of period                                                          $14.96              $12.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $12.02
    End of period                                                          $12.68              $11.79
  Accumulation units outstanding
  at the end of period                                                      3,455              3,471

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.31              $16.40
    End of period                                                          $16.61              $16.31
  Accumulation units outstanding
  at the end of period                                                      3,010              2,866






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.70
    End of period                                                          $13.67              $13.61
  Accumulation units outstanding
  at the end of period                                                      3,198              3,006





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.80%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.56
    End of period                                                          $11.70              $11.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.73
    End of period                                                          $15.23              $11.48
  Accumulation units outstanding
  at the end of period                                                      1,233                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.05
    End of period                                                          $13.39              $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.31
    End of period                                                          $17.10              $16.75
  Accumulation units outstanding
  at the end of period                                                       470                483

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $15.24
    End of period                                                          $16.81              $15.38
  Accumulation units outstanding
  at the end of period                                                       492                505

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.37              $17.42
    End of period                                                          $20.29              $17.37
  Accumulation units outstanding
  at the end of period                                                      2,399              2,409

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.44
    End of period                                                          $11.01              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.95              $18.04
    End of period                                                          $20.65              $18.95
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.59
    End of period                                                          $12.39              $10.83
  Accumulation units outstanding
  at the end of period                                                       644                708

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.85
    End of period                                                          $12.58              $11.18
  Accumulation units outstanding
  at the end of period                                                       648                691






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.07
    End of period                                                          $15.12              $12.68
  Accumulation units outstanding
  at the end of period                                                       549                666

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.82
    End of period                                                          $14.07              $10.97
  Accumulation units outstanding
  at the end of period                                                      8,670              10,022

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $15.79
    End of period                                                          $18.47              $16.58
  Accumulation units outstanding
  at the end of period                                                      2,172              2,222

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $13.49
    End of period                                                          $15.37              $13.53
  Accumulation units outstanding
  at the end of period                                                      2,459              2,679






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $11.30
    End of period                                                          $11.46              $10.50
  Accumulation units outstanding
  at the end of period                                                      3,586              3,458

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.64
    End of period                                                          $10.64              $10.56
  Accumulation units outstanding
  at the end of period                                                      3,608              3,462

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.74               N/A
    End of period                                                           $5.49               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $8.79
    End of period                                                          $10.31              $8.18
  Accumulation units outstanding
  at the end of period                                                      5,397              5,282

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A
    End of period                                                          $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.60
    End of period                                                           $8.86              $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.05
    End of period                                                          $13.41              $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.75
    End of period                                                          $15.98              $11.72
  Accumulation units outstanding
  at the end of period                                                      3,178              3,239

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.47
    End of period                                                          $10.82              $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.38
    End of period                                                          $17.56              $14.38
  Accumulation units outstanding
  at the end of period                                                      2,825              2,543

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.66
    End of period                                                          $13.52              $11.70
  Accumulation units outstanding
  at the end of period                                                      1,135                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.40
    End of period                                                          $10.59              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $16.32
    End of period                                                          $25.24              $21.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $10.20
    End of period                                                          $12.57              $12.35
  Accumulation units outstanding
  at the end of period                                                      3,042              3,302

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $12.65
    End of period                                                          $14.34              $13.44
  Accumulation units outstanding
  at the end of period                                                      2,847              2,721






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $10.18
    End of period                                                          $11.46              $10.24
  Accumulation units outstanding
  at the end of period                                                      7,470              3,572

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.12              $17.52
    End of period                                                          $19.29              $18.12
  Accumulation units outstanding
  at the end of period                                                      2,117              2,115

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.45
    End of period                                                          $14.65              $12.82
  Accumulation units outstanding
  at the end of period                                                      2,851              2,852

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.29              $5.29
    End of period                                                           $5.63              $5.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $12.60
    End of period                                                          $14.75              $15.38
  Accumulation units outstanding
  at the end of period                                                      1,714              5,533

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.36
    End of period                                                          $12.86              $11.79
  Accumulation units outstanding
  at the end of period                                                      1,173                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.36
    End of period                                                          $13.55              $11.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.59
    End of period                                                           $8.44              $8.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $12.67
    End of period                                                          $12.71              $12.63
  Accumulation units outstanding
  at the end of period                                                      1,012               978

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.06
    End of period                                                            N/A               $14.25
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.66              $17.98
    End of period                                                          $20.64              $18.66
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $6.97
    End of period                                                           $7.96              $7.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $17.14
    End of period                                                          $19.43              $17.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.31
    End of period                                                          $13.68              $12.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.13
    End of period                                                          $10.88              $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.53
    End of period                                                          $13.63              $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.31
    End of period                                                          $12.95              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.60              $19.88
    End of period                                                          $22.77              $20.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.68
    End of period                                                          $10.85              $10.68
  Accumulation units outstanding
  at the end of period                                                       925                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.76              $16.48
    End of period                                                          $19.71              $16.76
  Accumulation units outstanding
  at the end of period                                                      7,247              6,190

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.25              $22.20
    End of period                                                          $25.70              $23.25
  Accumulation units outstanding
  at the end of period                                                      3,010              4,456

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.46              $29.08
    End of period                                                          $33.71              $32.46
  Accumulation units outstanding
  at the end of period                                                      1,388              1,311

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.16
    End of period                                                          $14.92              $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.80
    End of period                                                          $12.63              $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.24              $16.26
    End of period                                                          $16.54              $16.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.68
    End of period                                                          $13.61              $13.55
  Accumulation units outstanding
  at the end of period                                                       514                 -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.81%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.70
    End of period                                                          $11.70              $11.15
  Accumulation units outstanding
  at the end of period                                                       474                634

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.26
    End of period                                                          $15.23              $11.48
  Accumulation units outstanding
  at the end of period                                                      4,575              3,256

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.56
    End of period                                                          $13.39              $12.03
  Accumulation units outstanding
  at the end of period                                                       420                582

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.74              $15.15
    End of period                                                          $17.08              $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.87
    End of period                                                            N/A               $9.18
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $15.08
    End of period                                                          $16.79              $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $17.40
    End of period                                                          $20.27              $17.36
  Accumulation units outstanding
  at the end of period                                                       667                732

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.73
    End of period                                                          $11.01              $10.22
  Accumulation units outstanding
  at the end of period                                                       505                686

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1117)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.99
    End of period                                                          $12.39              $10.83
  Accumulation units outstanding
  at the end of period                                                      1,031              1,263

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $11.06
    End of period                                                          $12.58              $11.18
  Accumulation units outstanding
  at the end of period                                                      2,017              1,477






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.51
    End of period                                                          $15.10              $12.67
  Accumulation units outstanding
  at the end of period                                                      7,237              5,503

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $9.81
    End of period                                                          $14.06              $10.96
  Accumulation units outstanding
  at the end of period                                                      3,212              3,224

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.57              $15.78
    End of period                                                          $18.45              $16.57
  Accumulation units outstanding
  at the end of period                                                       754                909

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $13.48
    End of period                                                          $15.36              $13.52
  Accumulation units outstanding
  at the end of period                                                       157                163






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $11.30
    End of period                                                          $11.45              $10.49
  Accumulation units outstanding
  at the end of period                                                     36,539              33,835

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.63
    End of period                                                          $10.64              $10.56
  Accumulation units outstanding
  at the end of period                                                     13,733              8,509

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.15              $4.16
    End of period                                                           $5.49              $4.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $8.78
    End of period                                                          $10.30              $8.18
  Accumulation units outstanding
  at the end of period                                                     36,759              36,251

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A
    End of period                                                          $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                     19,912               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.79              $7.82
    End of period                                                           $8.85              $7.79
  Accumulation units outstanding
  at the end of period                                                      6,547              7,998

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.23
    End of period                                                          $13.39              $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.74
    End of period                                                          $15.96              $11.72
  Accumulation units outstanding
  at the end of period                                                     36,061              33,072

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.37
    End of period                                                          $10.81              $10.46
  Accumulation units outstanding
  at the end of period                                                      3,274              4,100

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.37              $13.38
    End of period                                                          $17.55              $14.37
  Accumulation units outstanding
  at the end of period                                                     10,534              8,960

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.99
    End of period                                                          $13.52              $11.70
  Accumulation units outstanding
  at the end of period                                                     88,450              66,694






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.28
    End of period                                                          $10.58              $10.39
  Accumulation units outstanding
  at the end of period                                                       225                201

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $19.72
    End of period                                                          $25.22              $21.48
  Accumulation units outstanding
  at the end of period                                                      4,032              2,039

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $10.20
    End of period                                                          $12.56              $12.34
  Accumulation units outstanding
  at the end of period                                                     43,031              30,671

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.64
    End of period                                                          $14.33              $13.43
  Accumulation units outstanding
  at the end of period                                                     14,813              12,623






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $10.17
    End of period                                                          $11.45              $10.23
  Accumulation units outstanding
  at the end of period                                                     27,528              23,973

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.11              $17.51
    End of period                                                          $19.28              $18.11
  Accumulation units outstanding
  at the end of period                                                     22,315              20,244

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.45
    End of period                                                          $14.64              $12.81
  Accumulation units outstanding
  at the end of period                                                     12,839              11,145

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.29              $5.10
    End of period                                                           $5.63              $5.29
  Accumulation units outstanding
  at the end of period                                                      4,044              4,315

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $12.60
    End of period                                                          $14.74              $15.38
  Accumulation units outstanding
  at the end of period                                                     100,908             96,922

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.33
    End of period                                                          $12.86              $11.79
  Accumulation units outstanding
  at the end of period                                                     39,659              30,414






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.69
    End of period                                                          $13.54              $11.91
  Accumulation units outstanding
  at the end of period                                                       706                992

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.27              $7.56
    End of period                                                           $8.43              $8.27
  Accumulation units outstanding
  at the end of period                                                       254                216

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.66
    End of period                                                          $12.70              $12.62
  Accumulation units outstanding
  at the end of period                                                     21,085              15,571

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.04
    End of period                                                            N/A               $14.24
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.64              $16.71
    End of period                                                          $20.62              $18.64
  Accumulation units outstanding
  at the end of period                                                       275                382






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.73              $6.97
    End of period                                                           $7.95              $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.66              $17.13
    End of period                                                          $19.40              $17.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.30
    End of period                                                          $13.67              $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.24
    End of period                                                          $10.87              $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.74
    End of period                                                          $13.61              $12.27
  Accumulation units outstanding
  at the end of period                                                     11,093              7,128

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.18
    End of period                                                          $11.47              $10.69
  Accumulation units outstanding
  at the end of period                                                      1,459              1,929

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.50
    End of period                                                          $12.94              $11.86
  Accumulation units outstanding
  at the end of period                                                      5,190              4,937

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.58              $20.42
    End of period                                                          $22.74              $20.58
  Accumulation units outstanding
  at the end of period                                                       256                248

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.20              $21.87
    End of period                                                          $23.60              $23.20
  Accumulation units outstanding
  at the end of period                                                       42                  44

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.66
    End of period                                                          $10.84              $10.67
  Accumulation units outstanding
  at the end of period                                                      1,410              2,927






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.75              $16.48
    End of period                                                          $19.70              $16.75
  Accumulation units outstanding
  at the end of period                                                       110                105

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.22              $22.18
    End of period                                                          $25.67              $23.22
  Accumulation units outstanding
  at the end of period                                                      3,121              3,206

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.42              $29.05
    End of period                                                          $33.67              $32.42
  Accumulation units outstanding
  at the end of period                                                      1,224              1,175

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.56
    End of period                                                          $14.91              $12.78
  Accumulation units outstanding
  at the end of period                                                      5,596              5,910

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.97
    End of period                                                          $12.62              $11.75
  Accumulation units outstanding
  at the end of period                                                     10,734              5,022

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.23              $16.32
    End of period                                                          $16.52              $16.23
  Accumulation units outstanding
  at the end of period                                                      6,469              2,903






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $13.61
    End of period                                                          $13.59              $13.54
  Accumulation units outstanding
  at the end of period                                                      2,765              2,828





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.82%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.67
    End of period                                                          $11.69              $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.07
    End of period                                                          $15.23              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.55              $16.22
    End of period                                                          $18.44              $16.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.47
    End of period                                                          $11.44              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                 670

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.67
    End of period                                                          $10.63              $10.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $8.58
    End of period                                                          $10.29              $8.17
  Accumulation units outstanding
  at the end of period                                                        -                 824

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.69
    End of period                                                          $15.95              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                2,040

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $12.72
    End of period                                                          $17.54              $14.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.07
    End of period                                                          $13.51              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.12
    End of period                                                          $10.58              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                1,049

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.45              $21.02
    End of period                                                          $25.20              $21.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.00
    End of period                                                          $14.32              $13.43
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.94
    End of period                                                          $11.44              $10.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.87
    End of period                                                          $14.63              $12.81
  Accumulation units outstanding
  at the end of period                                                        -                 935

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $12.35
    End of period                                                          $14.74              $15.37
  Accumulation units outstanding
  at the end of period                                                        -                2,393

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.74
    End of period                                                          $12.68              $12.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.29
    End of period                                                          $13.65              $12.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.52
    End of period                                                          $13.60              $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.29
    End of period                                                          $12.93              $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $20.06              $18.92
    End of period                                                          $22.09              $20.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.18              $22.53
    End of period                                                          $23.57              $23.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.84
    End of period                                                          $12.61              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.21              $16.29
    End of period                                                          $16.50              $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.845%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.92
    End of period                                                          $15.22              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.67
    End of period                                                          $13.37              $12.01
  Accumulation units outstanding
  at the end of period                                                       43                  44

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.67              $15.10
    End of period                                                          $17.01              $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $16.65
    End of period                                                          $20.19              $17.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.85
    End of period                                                          $12.58              $11.18
  Accumulation units outstanding
  at the end of period                                                       46                  47






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.93
    End of period                                                          $14.02              $10.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.52              $15.27
    End of period                                                          $18.40              $16.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $13.35
    End of period                                                          $15.32              $13.49
  Accumulation units outstanding
  at the end of period                                                       38                  38






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.63
    End of period                                                          $10.62              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.72               N/A
    End of period                                                           $5.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.16              $8.64
    End of period                                                          $10.27              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A
    End of period                                                          $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.72
    End of period                                                          $15.92              $11.69
  Accumulation units outstanding
  at the end of period                                                       41                  47

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.56
    End of period                                                          $17.52              $14.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.48
    End of period                                                          $13.50              $11.69
  Accumulation units outstanding
  at the end of period                                                     14,664              8,680






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.42              $20.78
    End of period                                                          $25.15              $21.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $11.99
    End of period                                                          $14.30              $13.42
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.94
    End of period                                                          $11.43              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.11
    End of period                                                          $14.61              $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.28              $5.28
    End of period                                                           $5.61              $5.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.37              $14.16
    End of period                                                          $14.73              $15.37
  Accumulation units outstanding
  at the end of period                                                       516                 -

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A
    End of period                                                          $12.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.68
    End of period                                                          $13.51              $11.89
  Accumulation units outstanding
  at the end of period                                                       44                  48

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(1163)

  Accumulation unit value:
    Beginning of period                                                    $12.68               N/A
    End of period                                                          $12.66               N/A
  Accumulation units outstanding
  at the end of period                                                       231                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.27
    End of period                                                          $13.62              $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.50
    End of period                                                          $13.57              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.36
    End of period                                                          $11.46              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.48
    End of period                                                          $12.90              $11.83
  Accumulation units outstanding
  at the end of period                                                      1,289               700

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.50              $19.79
    End of period                                                          $22.65              $20.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.64
    End of period                                                          $10.80              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $15.75
    End of period                                                          $19.67              $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.14              $22.03
    End of period                                                          $25.57              $23.14
  Accumulation units outstanding
  at the end of period                                                       93                  93

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.30              $28.95
    End of period                                                          $33.53              $32.30
  Accumulation units outstanding
  at the end of period                                                       17                  17

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.54
    End of period                                                          $14.87              $12.75
  Accumulation units outstanding
  at the end of period                                                       161                166

JNL/Western Asset High Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A
    End of period                                                          $12.58               N/A
  Accumulation units outstanding
  at the end of period                                                       248                N/A

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $16.24
    End of period                                                          $16.44              $16.16
  Accumulation units outstanding
  at the end of period                                                       68                  63






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $13.67
    End of period                                                          $13.53              $13.49
  Accumulation units outstanding
  at the end of period                                                       82                  75



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.85%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.55
    End of period                                                          $11.67              $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.82
    End of period                                                          $15.22              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.03
    End of period                                                          $13.36              $12.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.67              $15.09
    End of period                                                          $17.00              $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.84
    End of period                                                            N/A               $48.14
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $15.03
    End of period                                                          $16.72              $15.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.64
    End of period                                                          $20.18              $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.42
    End of period                                                          $10.98              $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.85              $18.89
    End of period                                                          $20.58              $18.85
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.84
    End of period                                                          $12.42              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.71
    End of period                                                          $12.57              $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.32
    End of period                                                          $15.03              $12.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.29
    End of period                                                          $14.01              $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.52              $15.27
    End of period                                                          $18.39              $16.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $12.70
    End of period                                                          $15.31              $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $11.27
    End of period                                                          $11.42              $10.46
  Accumulation units outstanding
  at the end of period                                                       860                873

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.66
    End of period                                                          $10.62              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.72               N/A
    End of period                                                           $5.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.15              $8.76
    End of period                                                          $10.27              $8.15
  Accumulation units outstanding
  at the end of period                                                       961               1,138

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A
    End of period                                                          $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.58
    End of period                                                           $8.84              $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.72
    End of period                                                          $15.92              $11.69
  Accumulation units outstanding
  at the end of period                                                       640                796

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $9.87
    End of period                                                          $10.78              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.71
    End of period                                                          $17.52              $14.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.66
    End of period                                                          $13.50              $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.90
    End of period                                                          $10.57              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.42              $16.27
    End of period                                                          $25.14              $21.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $10.17
    End of period                                                          $12.52              $12.31
  Accumulation units outstanding
  at the end of period                                                       795                739

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $11.99
    End of period                                                          $14.30              $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.93
    End of period                                                          $11.43              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.06              $17.47
    End of period                                                          $19.22              $18.06
  Accumulation units outstanding
  at the end of period                                                       511                504

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.11
    End of period                                                          $14.61              $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.28              $5.28
    End of period                                                           $5.61              $5.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.37              $12.13
    End of period                                                          $14.73              $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.81
    End of period                                                          $12.84              $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.34
    End of period                                                          $13.50              $11.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $12.65
    End of period                                                          $12.65              $12.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.99
    End of period                                                            N/A               $14.17
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.57              $18.02
    End of period                                                          $20.59              $18.57
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $17.06
    End of period                                                          $19.31              $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.27
    End of period                                                          $13.62              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.17
    End of period                                                          $10.86              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.49
    End of period                                                          $13.57              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.33
    End of period                                                          $11.46              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.27
    End of period                                                          $12.89              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.50              $19.79
    End of period                                                          $22.64              $20.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.10              $22.10
    End of period                                                          $23.49              $23.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.60
    End of period                                                          $10.78              $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $15.75
    End of period                                                          $19.67              $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.13              $22.01
    End of period                                                          $25.56              $23.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.29              $28.24
    End of period                                                          $33.51              $32.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.13
    End of period                                                          $14.87              $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.76
    End of period                                                          $12.59              $11.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $16.17
    End of period                                                          $16.44              $16.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $13.62
    End of period                                                          $13.53              $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.55
    End of period                                                          $11.67              $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A
    End of period                                                          $15.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.03
    End of period                                                          $13.35              $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.65              $14.73
    End of period                                                          $16.98              $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.84
    End of period                                                            N/A               $9.15
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $15.30              $14.84
    End of period                                                          $16.71              $15.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.63
    End of period                                                          $20.16              $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.41
    End of period                                                          $10.97              $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.94
    End of period                                                          $12.38              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $12.45               N/A
    End of period                                                          $12.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.43
    End of period                                                          $15.01              $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.28
    End of period                                                          $14.00              $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $15.25
    End of period                                                          $18.37              $16.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.69
    End of period                                                          $15.29              $13.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.69
    End of period                                                          $11.41              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.66
    End of period                                                          $10.61              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1209)

  Accumulation unit value:
    Beginning of period                                                     $5.32               N/A
    End of period                                                           $5.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.55              $9.20
    End of period                                                          $10.53              $9.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.15              $8.64
    End of period                                                          $10.26              $8.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A
    End of period                                                          $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.77              $7.57
    End of period                                                           $8.82              $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.01
    End of period                                                          $13.34              $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.45
    End of period                                                          $15.90              $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.87
    End of period                                                          $10.77              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.70
    End of period                                                          $17.50              $14.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.24
    End of period                                                          $13.50              $11.69
  Accumulation units outstanding
  at the end of period                                                      1,659              1,291






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A
    End of period                                                          $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.50
    End of period                                                          $10.57              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.40              $16.27
    End of period                                                          $25.13              $21.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.26
    End of period                                                          $12.51              $12.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A
    End of period                                                          $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $11.99
    End of period                                                          $14.29              $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.93
    End of period                                                          $11.42              $10.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.05              $16.02
    End of period                                                          $19.21              $18.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $12.10
    End of period                                                          $14.60              $12.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.27              $4.93
    End of period                                                           $5.60              $5.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.33
    End of period                                                          $14.73              $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.81
    End of period                                                          $12.84              $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.39
    End of period                                                          $13.50              $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.64
    End of period                                                          $12.64              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.98
    End of period                                                            N/A               $14.16
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $17.37
    End of period                                                          $20.50              $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.71              $6.95
    End of period                                                           $7.93              $7.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.26
    End of period                                                          $13.61              $12.11
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.11
    End of period                                                          $10.86              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.70
    End of period                                                          $13.55              $12.22
  Accumulation units outstanding
  at the end of period                                                      6,609              4,923

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.36
    End of period                                                          $11.46              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.26
    End of period                                                          $12.88              $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.47              $19.77
    End of period                                                          $22.61              $20.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $19.97              $19.05
    End of period                                                          $21.99              $19.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $22.22
    End of period                                                          $23.46              $23.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.62
    End of period                                                          $10.78              $10.61
  Accumulation units outstanding
  at the end of period                                                     10,575                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $15.75
    End of period                                                          $19.66              $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.10              $21.98
    End of period                                                          $25.52              $23.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.25              $28.21
    End of period                                                          $33.47              $32.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.12
    End of period                                                          $14.86              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.75
    End of period                                                          $12.57              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $16.16
    End of period                                                          $16.42              $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $13.60
    End of period                                                          $13.51              $13.47
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.87%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.42
    End of period                                                          $14.99              $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.28
    End of period                                                          $13.99              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $15.24
    End of period                                                          $18.36              $16.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.68
    End of period                                                          $15.28              $13.46
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.00
    End of period                                                          $13.33              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.86
    End of period                                                          $10.76              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.38              $16.25
    End of period                                                          $25.10              $21.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.27              $5.10
    End of period                                                           $5.60              $5.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.63
    End of period                                                          $12.63              $12.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.40
    End of period                                                          $11.46              $10.68
  Accumulation units outstanding
  at the end of period                                                      6,738              5,447

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.58
    End of period                                                          $10.76              $10.60
  Accumulation units outstanding
  at the end of period                                                      2,662              2,666






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.895%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A
    End of period                                                          $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.08
    End of period                                                          $15.21              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.59              $16.18
    End of period                                                          $16.92              $16.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $18.64               N/A
    End of period                                                          $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.76              $18.25
    End of period                                                          $20.42              $18.76
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A
    End of period                                                          $12.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A
    End of period                                                          $12.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $13.73               N/A
    End of period                                                          $14.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.24
    End of period                                                          $13.95              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.46              $16.03
    End of period                                                          $18.32              $16.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.87
    End of period                                                          $15.24              $13.43
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.67
    End of period                                                          $11.38              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.62
    End of period                                                          $10.59              $10.52
  Accumulation units outstanding
  at the end of period                                                       786                786

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.53              $9.83
    End of period                                                          $10.51              $9.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $8.62
    End of period                                                          $10.23              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.99
    End of period                                                          $13.31              $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.43
    End of period                                                          $15.86              $11.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $9.85
    End of period                                                          $10.75              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $13.34
    End of period                                                          $17.47              $14.32
  Accumulation units outstanding
  at the end of period                                                       505                506

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.43
    End of period                                                          $13.49              $11.69
  Accumulation units outstanding
  at the end of period                                                     85,766              31,259






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.50
    End of period                                                          $10.56              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $16.24
    End of period                                                          $25.06              $21.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $9.24
    End of period                                                          $12.48              $12.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A
    End of period                                                          $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $12.61
    End of period                                                          $14.27              $13.39
  Accumulation units outstanding
  at the end of period                                                       528                529






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $10.14
    End of period                                                          $11.40              $10.20
  Accumulation units outstanding
  at the end of period                                                      1,518              1,519

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.01              $15.99
    End of period                                                          $19.16              $18.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.42
    End of period                                                          $14.58              $12.77
  Accumulation units outstanding
  at the end of period                                                       551                551

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $12.88
    End of period                                                          $14.72              $15.36
  Accumulation units outstanding
  at the end of period                                                        -                 843

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.49
    End of period                                                          $12.83              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                1,100






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.32
    End of period                                                          $13.48              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.61
    End of period                                                          $12.60              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $18.75               N/A
    End of period                                                          $20.41               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.70              $7.40
    End of period                                                           $7.91              $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.61
    End of period                                                          $13.56              $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.46
    End of period                                                          $13.51              $12.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.57
    End of period                                                          $11.45              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.24
    End of period                                                          $12.84              $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $20.18               N/A
    End of period                                                          $21.90               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.55
    End of period                                                          $10.73              $10.57
  Accumulation units outstanding
  at the end of period                                                        -                66,980






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $18.40               N/A
    End of period                                                          $19.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.01              $21.91
    End of period                                                          $25.42              $23.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.13              $28.11
    End of period                                                          $33.34              $32.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.05
    End of period                                                          $14.82              $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                                                    $11.79               N/A
    End of period                                                          $12.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.90%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.23
    End of period                                                          $11.67              $11.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.95
    End of period                                                          $15.21              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.01
    End of period                                                          $13.32              $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $15.17
    End of period                                                          $16.91              $16.58
  Accumulation units outstanding
  at the end of period                                                      3,892              3,663

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $14.96
    End of period                                                          $16.64              $15.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.21              $17.27
    End of period                                                          $20.08              $17.21
  Accumulation units outstanding
  at the end of period                                                      2,100              2,190

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.40
    End of period                                                          $10.94              $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.75              $17.87
    End of period                                                          $20.41              $18.75
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.47
    End of period                                                          $12.37              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.39
    End of period                                                          $14.94              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.26
    End of period                                                          $13.95              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.45              $15.68
    End of period                                                          $18.31              $16.45
  Accumulation units outstanding
  at the end of period                                                      1,851              1,866

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.65
    End of period                                                          $15.24              $13.43
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.67
    End of period                                                          $11.37              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.65
    End of period                                                          $10.59              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.71               N/A
    End of period                                                           $5.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $8.62
    End of period                                                          $10.23              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A
    End of period                                                          $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.69
    End of period                                                          $15.86              $11.65
  Accumulation units outstanding
  at the end of period                                                      2,371              2,655

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.40
    End of period                                                          $10.76              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.69
    End of period                                                          $17.47              $14.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.88
    End of period                                                          $13.49              $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1145)

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A
    End of period                                                          $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.35              $16.23
    End of period                                                          $25.05              $21.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.15
    End of period                                                          $12.47              $12.27
  Accumulation units outstanding
  at the end of period                                                     12,087              12,244

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $11.97
    End of period                                                          $14.27              $13.39
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.92
    End of period                                                          $11.40              $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $15.98
    End of period                                                          $19.15              $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.09
    End of period                                                          $14.57              $12.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.26              $5.26
    End of period                                                           $5.59              $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.36              $13.60
    End of period                                                          $14.71              $15.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.00
    End of period                                                          $12.83              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.66
    End of period                                                          $13.47              $11.86
  Accumulation units outstanding
  at the end of period                                                      2,560              2,597

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.24              $7.57
    End of period                                                           $8.39              $8.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.58
    End of period                                                          $12.60              $12.53
  Accumulation units outstanding
  at the end of period                                                      8,898              8,667

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.93
    End of period                                                            N/A               $14.10
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.70              $6.94
    End of period                                                           $7.90              $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.17
    End of period                                                          $10.85              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.23
    End of period                                                          $12.84              $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $19.69
    End of period                                                          $22.51              $20.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.58
    End of period                                                          $10.73              $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $16.44
    End of period                                                          $19.62              $16.70
  Accumulation units outstanding
  at the end of period                                                      3,062              3,200

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.00              $21.90
    End of period                                                          $25.41              $23.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.11              $28.80
    End of period                                                          $33.32              $32.11
  Accumulation units outstanding
  at the end of period                                                       967                953

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.10
    End of period                                                          $14.82              $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.90
    End of period                                                          $12.52              $11.66
  Accumulation units outstanding
  at the end of period                                                      6,595              6,617

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.07              $16.18
    End of period                                                          $16.34              $16.07
  Accumulation units outstanding
  at the end of period                                                      9,899              9,653






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $13.55
    End of period                                                          $13.45              $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.91%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.53
    End of period                                                          $11.64              $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.33
    End of period                                                          $15.20              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.01
    End of period                                                          $13.32              $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.57              $15.01
    End of period                                                          $16.89              $16.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.81
    End of period                                                            N/A               $9.11
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $14.95
    End of period                                                          $16.62              $15.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $17.26
    End of period                                                          $20.06              $17.20
  Accumulation units outstanding
  at the end of period                                                       108                106

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.39
    End of period                                                          $10.93              $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.73              $17.85
    End of period                                                          $20.39              $18.73
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.99
    End of period                                                          $12.37              $10.82
  Accumulation units outstanding
  at the end of period                                                       166                165

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.13
    End of period                                                          $12.56              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.94
    End of period                                                          $14.93              $12.53
  Accumulation units outstanding
  at the end of period                                                       57                  64

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.74
    End of period                                                          $13.94              $10.87
  Accumulation units outstanding
  at the end of period                                                       97                 115

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.44              $15.20
    End of period                                                          $18.29              $16.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $13.39
    End of period                                                          $15.22              $13.42
  Accumulation units outstanding
  at the end of period                                                       140                133






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $11.23
    End of period                                                          $11.36              $10.42
  Accumulation units outstanding
  at the end of period                                                       183                194

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.64
    End of period                                                          $10.59              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.12              $4.13
    End of period                                                           $5.45              $4.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $8.73
    End of period                                                          $10.22              $8.12
  Accumulation units outstanding
  at the end of period                                                       242                256

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A
    End of period                                                          $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.74              $7.55
    End of period                                                           $8.79              $7.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.98
    End of period                                                          $13.30              $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.68
    End of period                                                          $15.84              $11.64
  Accumulation units outstanding
  at the end of period                                                       172                182

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.84
    End of period                                                          $10.73              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.31              $13.33
    End of period                                                          $17.46              $14.31
  Accumulation units outstanding
  at the end of period                                                       667                745

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.24
    End of period                                                          $13.49              $11.68
  Accumulation units outstanding
  at the end of period                                                     25,439              20,741






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.38              $9.22
    End of period                                                          $10.56              $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.34              $19.61
    End of period                                                          $25.04              $21.34
  Accumulation units outstanding
  at the end of period                                                       793                820

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $10.14
    End of period                                                          $12.47              $12.26
  Accumulation units outstanding
  at the end of period                                                       161                170

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.60
    End of period                                                          $14.26              $13.38
  Accumulation units outstanding
  at the end of period                                                       400                391






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.14
    End of period                                                          $11.39              $10.19
  Accumulation units outstanding
  at the end of period                                                      3,025              3,057

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $17.41
    End of period                                                          $19.13              $17.99
  Accumulation units outstanding
  at the end of period                                                       111                117

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.08
    End of period                                                          $14.57              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.26              $5.09
    End of period                                                           $5.59              $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $12.59
    End of period                                                          $14.71              $15.36
  Accumulation units outstanding
  at the end of period                                                      5,582              5,946

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.33
    End of period                                                          $12.83              $11.77
  Accumulation units outstanding
  at the end of period                                                      4,527               881






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.65
    End of period                                                          $13.46              $11.85
  Accumulation units outstanding
  at the end of period                                                       301                302

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.56
    End of period                                                           $8.39              $8.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $12.57
    End of period                                                          $12.58              $12.52
  Accumulation units outstanding
  at the end of period                                                       371               1,520

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.91
    End of period                                                            N/A               $14.09
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $17.28
    End of period                                                          $20.38              $18.44
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.69              $6.94
    End of period                                                           $7.90              $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.47              $16.96
    End of period                                                          $19.18              $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.23
    End of period                                                          $13.55              $12.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.37
    End of period                                                          $10.85              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.45
    End of period                                                          $13.50              $12.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.42
    End of period                                                          $12.83              $11.77
  Accumulation units outstanding
  at the end of period                                                      6,633              6,096

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.37              $19.67
    End of period                                                          $22.48              $20.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.96              $22.11
    End of period                                                          $23.33              $22.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.57
    End of period                                                          $10.71              $10.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $15.73
    End of period                                                          $19.62              $16.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.98              $21.96
    End of period                                                          $25.38              $22.98
  Accumulation units outstanding
  at the end of period                                                       250                243

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.08              $28.77
    End of period                                                          $33.28              $32.08
  Accumulation units outstanding
  at the end of period                                                       61                  60

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.50
    End of period                                                          $14.81              $12.70
  Accumulation units outstanding
  at the end of period                                                       427                438

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.89
    End of period                                                          $12.51              $11.66
  Accumulation units outstanding
  at the end of period                                                       310                309

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $16.16
    End of period                                                          $16.33              $16.06
  Accumulation units outstanding
  at the end of period                                                       510                507






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.50
    End of period                                                          $13.44              $13.40
  Accumulation units outstanding
  at the end of period                                                       281                269





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.92%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.52
    End of period                                                          $11.63              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(997)

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A
    End of period                                                          $15.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $11.01
    End of period                                                          $13.31              $11.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.18              $16.55
    End of period                                                          $20.04              $17.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $17.83
    End of period                                                          $20.37              $18.71
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.25
    End of period                                                          $13.92              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.19
    End of period                                                          $18.28              $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $12.64
    End of period                                                          $15.21              $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.64
    End of period                                                          $10.58              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.11              $8.35
    End of period                                                          $10.21              $8.11
  Accumulation units outstanding
  at the end of period                                                      9,754              10,330

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.48
    End of period                                                          $13.48              $11.68
  Accumulation units outstanding
  at the end of period                                                     10,739              5,780






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.31              $20.89
    End of period                                                          $25.01              $21.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.99
    End of period                                                          $14.71              $15.35
  Accumulation units outstanding
  at the end of period                                                      6,359              6,635

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.56
    End of period                                                           $8.38              $8.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.59
    End of period                                                          $12.57              $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.22
    End of period                                                          $13.54              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.23
    End of period                                                          $10.85              $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.44
    End of period                                                          $13.48              $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.36
    End of period                                                          $11.44              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.45
    End of period                                                          $12.81              $11.76
  Accumulation units outstanding
  at the end of period                                                     40,368              32,559

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.93              $22.09
    End of period                                                          $23.30              $22.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.52
    End of period                                                          $10.70              $10.54
  Accumulation units outstanding
  at the end of period                                                      1,028              7,164






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.69              $15.73
    End of period                                                          $19.61              $16.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.04              $28.04
    End of period                                                          $33.24              $32.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.09
    End of period                                                          $14.80              $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.70
    End of period                                                          $12.49              $11.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $16.07
    End of period                                                          $16.31              $16.04
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $13.52
    End of period                                                          $13.42              $13.38
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.945%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.30
    End of period                                                          $10.91              $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.03
    End of period                                                          $12.55              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.34
    End of period                                                          $13.89              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.39              $14.90
    End of period                                                          $18.23              $16.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                     $8.10              $8.32
    End of period                                                          $10.19              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.68
    End of period                                                          $13.26              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.66
    End of period                                                          $15.80              $11.61
  Accumulation units outstanding
  at the end of period                                                      4,439              4,441

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.99
    End of period                                                          $10.70              $10.37
  Accumulation units outstanding
  at the end of period                                                      3,099              3,222

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.29
    End of period                                                          $13.47              $11.68
  Accumulation units outstanding
  at the end of period                                                     58,616              58,674






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.28              $16.51
    End of period                                                          $24.96              $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.23              $9.06
    End of period                                                          $12.43              $12.23
  Accumulation units outstanding
  at the end of period                                                      3,168                -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.83
    End of period                                                          $14.54              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.24              $4.91
    End of period                                                           $5.57              $5.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.89
    End of period                                                          $14.70              $15.35
  Accumulation units outstanding
  at the end of period                                                      1,422              3,798

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.20
    End of period                                                          $13.44              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $7.55
    End of period                                                           $8.37              $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.68              $6.81
    End of period                                                           $7.88              $7.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.20
    End of period                                                          $13.50              $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.29
    End of period                                                          $10.84              $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.14              $11.63
    End of period                                                          $13.45              $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.48
    End of period                                                          $11.44              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.50
    End of period                                                          $10.67              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.89              $21.80
    End of period                                                          $25.27              $22.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.96              $28.67
    End of period                                                          $33.14              $31.96
  Accumulation units outstanding
  at the end of period                                                        -                1,109

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.95%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.51
    End of period                                                          $11.61              $11.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $10.68
    End of period                                                          $15.19              $11.47
  Accumulation units outstanding
  at the end of period                                                       237                385

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.17              $14.90
    End of period                                                          $16.55              $15.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.09
    End of period                                                          $10.90              $10.14
  Accumulation units outstanding
  at the end of period                                                      4,067              3,971

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.39              $15.58
    End of period                                                          $18.23              $16.39
  Accumulation units outstanding
  at the end of period                                                       399                399

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $11.21
    End of period                                                          $11.33              $10.40
  Accumulation units outstanding
  at the end of period                                                      5,298              4,953

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.39
    End of period                                                          $10.56              $10.50
  Accumulation units outstanding
  at the end of period                                                      2,085              1,913

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.10              $8.71
    End of period                                                          $10.19              $8.10
  Accumulation units outstanding
  at the end of period                                                      6,374              7,546

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.66
    End of period                                                          $15.80              $11.61
  Accumulation units outstanding
  at the end of period                                                     11,403              11,548

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.24
    End of period                                                          $13.47              $11.68
  Accumulation units outstanding
  at the end of period                                                     25,586              26,911






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1215)

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A
    End of period                                                          $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                       336                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.95
    End of period                                                          $10.55              $10.37
  Accumulation units outstanding
  at the end of period                                                      5,412              5,476

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $21.86
    End of period                                                          $24.95              $21.27
  Accumulation units outstanding
  at the end of period                                                       906                924

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $10.12
    End of period                                                          $12.43              $12.23
  Accumulation units outstanding
  at the end of period                                                      4,022              3,620

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $10.13
    End of period                                                          $11.37              $10.18
  Accumulation units outstanding
  at the end of period                                                      1,788              1,764

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $17.37
    End of period                                                          $19.08              $17.94
  Accumulation units outstanding
  at the end of period                                                      2,554              2,788

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.50
    End of period                                                          $14.54              $12.74
  Accumulation units outstanding
  at the end of period                                                      2,469              2,484

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.59
    End of period                                                          $14.70              $15.35
  Accumulation units outstanding
  at the end of period                                                     14,460              13,654

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.64
    End of period                                                          $13.43              $11.83
  Accumulation units outstanding
  at the end of period                                                      1,661               898

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.54
    End of period                                                          $12.54              $12.48
  Accumulation units outstanding
  at the end of period                                                       491                491

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.86
    End of period                                                            N/A               $13.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $16.89
    End of period                                                          $19.09              $17.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.97
    End of period                                                          $13.45              $12.13
  Accumulation units outstanding
  at the end of period                                                     14,625              14,901

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.42
    End of period                                                          $11.44              $10.67
  Accumulation units outstanding
  at the end of period                                                     12,667              13,082

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.62
    End of period                                                          $12.78              $11.73
  Accumulation units outstanding
  at the end of period                                                      2,103              2,387

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.28              $20.14
    End of period                                                          $22.38              $20.28
  Accumulation units outstanding
  at the end of period                                                       312                312

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.78              $18.92
    End of period                                                          $21.76              $19.78
  Accumulation units outstanding
  at the end of period                                                       311                310

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.50
    End of period                                                          $10.66              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                11,354






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $15.72
    End of period                                                          $19.58              $16.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.88              $21.79
    End of period                                                          $25.26              $22.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.94              $28.66
    End of period                                                          $33.12              $31.94
  Accumulation units outstanding
  at the end of period                                                       820                799

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.47
    End of period                                                          $14.77              $12.67
  Accumulation units outstanding
  at the end of period                                                      1,393              1,421

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.76
    End of period                                                          $12.46              $11.61
  Accumulation units outstanding
  at the end of period                                                      1,047              1,001

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.99              $16.10
    End of period                                                          $16.25              $15.99
  Accumulation units outstanding
  at the end of period                                                       778                732






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.48
    End of period                                                          $13.37              $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.86
    End of period                                                          $11.61              $11.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.44
    End of period                                                          $15.19              $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.61
    End of period                                                          $13.28              $11.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.03
    End of period                                                          $16.79              $16.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $15.16              $14.54
    End of period                                                          $16.53              $15.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.49
    End of period                                                          $19.96              $17.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.37
    End of period                                                          $10.90              $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(993)

  Accumulation unit value:
    Beginning of period                                                    $19.19               N/A
    End of period                                                          $20.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1166)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A
    End of period                                                          $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.17              $11.25
    End of period                                                          $12.55              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A
    End of period                                                          $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.32
    End of period                                                          $14.84              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.71
    End of period                                                          $13.88              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                1,612

JNL/Lazard Emerging Markets Division(1156)

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $15.62
    End of period                                                          $18.21              $16.37
  Accumulation units outstanding
  at the end of period                                                        -                 946

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.60
    End of period                                                          $15.15              $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $11.20
    End of period                                                          $11.32              $10.39
  Accumulation units outstanding
  at the end of period                                                      4,904              4,597

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.63
    End of period                                                          $10.56              $10.49
  Accumulation units outstanding
  at the end of period                                                      2,049                -

JNL/MCM Communications Sector Division(1033)

  Accumulation unit value:
    Beginning of period                                                     $4.63               N/A
    End of period                                                           $5.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.49              $9.82
    End of period                                                          $10.46              $9.49
  Accumulation units outstanding
  at the end of period                                                        -                1,545

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.10              $8.71
    End of period                                                          $10.18              $8.10
  Accumulation units outstanding
  at the end of period                                                      5,587              5,939

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A
    End of period                                                          $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                      1,777               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.72              $7.56
    End of period                                                           $8.75              $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.05
    End of period                                                          $13.24              $11.49
  Accumulation units outstanding
  at the end of period                                                       781               1,377

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.65
    End of period                                                          $15.78              $11.60
  Accumulation units outstanding
  at the end of period                                                     11,494              13,278

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.98
    End of period                                                          $10.69              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                1,485

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.66
    End of period                                                          $17.42              $14.29
  Accumulation units outstanding
  at the end of period                                                      1,292                -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.24
    End of period                                                          $13.47              $11.68
  Accumulation units outstanding
  at the end of period                                                     46,778              47,328






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.14
    End of period                                                          $10.55              $10.37
  Accumulation units outstanding
  at the end of period                                                      7,574              6,824

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $19.56
    End of period                                                          $24.94              $21.27
  Accumulation units outstanding
  at the end of period                                                      6,608               741

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $9.21
    End of period                                                          $12.42              $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $11.95
    End of period                                                          $14.22              $13.35
  Accumulation units outstanding
  at the end of period                                                      1,544                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.90
    End of period                                                          $11.37              $10.17
  Accumulation units outstanding
  at the end of period                                                      1,938                -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $17.36
    End of period                                                          $19.06              $17.93
  Accumulation units outstanding
  at the end of period                                                      4,733              4,367

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.06
    End of period                                                          $14.53              $12.74
  Accumulation units outstanding
  at the end of period                                                       708                 -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.24              $5.05
    End of period                                                           $5.56              $5.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.59
    End of period                                                          $14.69              $15.35
  Accumulation units outstanding
  at the end of period                                                     16,788              13,486

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.80
    End of period                                                          $12.81              $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $10.30
    End of period                                                          $13.43              $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.55
    End of period                                                           $8.36              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.56
    End of period                                                          $12.53              $12.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.67              $6.74
    End of period                                                           $7.87              $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $16.88
    End of period                                                          $19.07              $17.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.23
    End of period                                                          $10.84              $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.41
    End of period                                                          $13.44              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.36
    End of period                                                          $11.43              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.19
    End of period                                                          $12.77              $11.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.26              $20.12
    End of period                                                          $22.35              $20.26
  Accumulation units outstanding
  at the end of period                                                        -                1,524

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $19.76              $17.78
    End of period                                                          $21.74              $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.83              $22.00
    End of period                                                          $23.19              $22.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.52
    End of period                                                          $10.65              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.67              $15.63
    End of period                                                          $19.57              $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $22.85              $20.53
    End of period                                                          $25.23              $22.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $31.91              $27.93
    End of period                                                          $33.08              $31.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.47
    End of period                                                          $14.76              $12.67
  Accumulation units outstanding
  at the end of period                                                        -                1,228

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.67
    End of period                                                          $12.45              $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $16.00
    End of period                                                          $16.23              $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $13.47
    End of period                                                          $13.36              $13.32
  Accumulation units outstanding
  at the end of period                                                        -                  -



ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.01%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.49
    End of period                                                          $11.58              $11.06
  Accumulation units outstanding
  at the end of period                                                      1,011                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.22
    End of period                                                          $15.18              $11.47
  Accumulation units outstanding
  at the end of period                                                      1,541               210

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.48
    End of period                                                          $13.25              $11.93
  Accumulation units outstanding
  at the end of period                                                       140                140

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $14.87
    End of period                                                          $16.70              $16.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.75
    End of period                                                            N/A               $9.04
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $14.83
    End of period                                                          $16.45              $15.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $17.11
    End of period                                                          $19.86              $17.04
  Accumulation units outstanding
  at the end of period                                                      2,758              1,189

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.35
    End of period                                                          $10.86              $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.53              $16.30
    End of period                                                          $20.15              $18.53
  Accumulation units outstanding
  at the end of period                                                       332                236






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1094)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A
    End of period                                                          $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                      4,576               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.86
    End of period                                                          $12.35              $10.81
  Accumulation units outstanding
  at the end of period                                                      3,915              1,373

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $11.14
    End of period                                                          $12.54              $11.16
  Accumulation units outstanding
  at the end of period                                                      1,064               969






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.82
    End of period                                                          $14.75              $12.40
  Accumulation units outstanding
  at the end of period                                                      2,055               853

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.68
    End of period                                                          $13.82              $10.79
  Accumulation units outstanding
  at the end of period                                                      5,494              2,200

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                     $8.70               N/A
    End of period                                                          $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                       205                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.31              $15.56
    End of period                                                          $18.13              $16.31
  Accumulation units outstanding
  at the end of period                                                      2,693              1,220

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $13.29
    End of period                                                          $15.09              $13.31
  Accumulation units outstanding
  at the end of period                                                       872                573






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $11.17
    End of period                                                          $11.28              $10.36
  Accumulation units outstanding
  at the end of period                                                     13,585              7,647

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.57
    End of period                                                          $10.53              $10.47
  Accumulation units outstanding
  at the end of period                                                      5,724              1,061

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.46              $9.87
    End of period                                                          $10.42              $9.46
  Accumulation units outstanding
  at the end of period                                                       84                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $8.68
    End of period                                                          $10.15              $8.07
  Accumulation units outstanding
  at the end of period                                                     17,676              9,184

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A
    End of period                                                          $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                      2,470               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.69              $7.51
    End of period                                                           $8.72              $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.92
    End of period                                                          $13.20              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.62
    End of period                                                          $15.73              $11.57
  Accumulation units outstanding
  at the end of period                                                     13,908              8,566

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $9.96
    End of period                                                          $10.65              $10.33
  Accumulation units outstanding
  at the end of period                                                      1,399               416

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.29
    End of period                                                          $17.38              $14.26
  Accumulation units outstanding
  at the end of period                                                      4,114              2,446

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.23
    End of period                                                          $13.46              $11.67
  Accumulation units outstanding
  at the end of period                                                     49,174              24,720






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1120)

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A
    End of period                                                          $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.50
    End of period                                                          $10.54              $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $19.50
    End of period                                                          $24.85              $21.20
  Accumulation units outstanding
  at the end of period                                                      3,827              2,250

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $10.08
    End of period                                                          $12.37              $12.18
  Accumulation units outstanding
  at the end of period                                                     12,790              7,460

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.57
    End of period                                                          $14.19              $13.33
  Accumulation units outstanding
  at the end of period                                                     12,673               913






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.11
    End of period                                                          $11.34              $10.15
  Accumulation units outstanding
  at the end of period                                                     24,705              9,536

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.87              $17.31
    End of period                                                          $18.99              $17.87
  Accumulation units outstanding
  at the end of period                                                      7,991              4,318

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.37
    End of period                                                          $14.49              $12.71
  Accumulation units outstanding
  at the end of period                                                      3,259               943

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.22              $5.06
    End of period                                                           $5.54              $5.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $11.50
    End of period                                                          $14.68              $15.34
  Accumulation units outstanding
  at the end of period                                                     13,103              4,398

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.32
    End of period                                                          $12.80              $11.76
  Accumulation units outstanding
  at the end of period                                                     20,551              18,773






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.61
    End of period                                                          $13.39              $11.80
  Accumulation units outstanding
  at the end of period                                                      1,574              1,048

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.49
    End of period                                                          $12.47              $12.42
  Accumulation units outstanding
  at the end of period                                                     12,969              5,233

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.78
    End of period                                                            N/A               $13.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $17.12
    End of period                                                          $20.14              $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.65              $6.91
    End of period                                                           $7.85              $7.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.80
    End of period                                                          $18.96              $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.15
    End of period                                                          $13.43              $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.25
    End of period                                                          $10.82              $10.34
  Accumulation units outstanding
  at the end of period                                                     10,082              10,082

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.58
    End of period                                                          $13.38              $12.08
  Accumulation units outstanding
  at the end of period                                                      7,176              1,179

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.46
    End of period                                                          $11.42              $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.15
    End of period                                                          $12.71              $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.15              $19.48
    End of period                                                          $22.22              $20.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $19.26
    End of period                                                          $21.61              $19.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $21.90
    End of period                                                          $23.06              $22.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $15.68
    End of period                                                          $19.52              $16.63
  Accumulation units outstanding
  at the end of period                                                       602                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.73              $21.75
    End of period                                                          $25.08              $22.73
  Accumulation units outstanding
  at the end of period                                                      5,871              2,765

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.74              $28.49
    End of period                                                          $32.89              $31.74
  Accumulation units outstanding
  at the end of period                                                      1,761               720

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $12.44
    End of period                                                          $14.71              $12.63
  Accumulation units outstanding
  at the end of period                                                     10,482              5,029

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.81
    End of period                                                          $12.40              $11.56
  Accumulation units outstanding
  at the end of period                                                      2,377               879

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.89              $16.00
    End of period                                                          $16.14              $15.89
  Accumulation units outstanding
  at the end of period                                                      4,960              2,488






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $13.37
    End of period                                                          $13.28              $13.25
  Accumulation units outstanding
  at the end of period                                                      1,086               714





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.05%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.51
    End of period                                                          $15.17              $11.47
  Accumulation units outstanding
  at the end of period                                                      1,049              1,166

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.33
    End of period                                                          $10.83              $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $17.49
    End of period                                                          $20.06              $18.45
  Accumulation units outstanding
  at the end of period                                                      1,549              1,559






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $11.06
    End of period                                                          $12.34              $10.81
  Accumulation units outstanding
  at the end of period                                                      3,844              1,214

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $11.16
    End of period                                                          $12.53              $11.16
  Accumulation units outstanding
  at the end of period                                                      1,215              1,202






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.06
    End of period                                                          $14.68              $12.35
  Accumulation units outstanding
  at the end of period                                                      1,837               798

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $9.00
    End of period                                                          $13.77              $10.75
  Accumulation units outstanding
  at the end of period                                                      6,017              2,129

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.26              $15.05
    End of period                                                          $18.07              $16.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.52
    End of period                                                          $15.04              $13.27
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $11.14
    End of period                                                          $11.24              $10.33
  Accumulation units outstanding
  at the end of period                                                      5,625              5,547

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $10.60
    End of period                                                          $10.51              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.05              $8.66
    End of period                                                          $10.11              $8.05
  Accumulation units outstanding
  at the end of period                                                      5,326              5,980

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.59
    End of period                                                          $15.67              $11.53
  Accumulation units outstanding
  at the end of period                                                      4,158              5,095

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $12.63
    End of period                                                          $17.34              $14.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.56
    End of period                                                          $13.44              $11.66
  Accumulation units outstanding
  at the end of period                                                     77,132              72,204






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.14              $19.25
    End of period                                                          $24.76              $21.14
  Accumulation units outstanding
  at the end of period                                                      1,268              1,450

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $10.06
    End of period                                                          $12.33              $12.15
  Accumulation units outstanding
  at the end of period                                                      6,800              6,622

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.55
    End of period                                                          $14.16              $13.31
  Accumulation units outstanding
  at the end of period                                                       527                510






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.87
    End of period                                                          $11.31              $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $17.26
    End of period                                                          $18.93              $17.82
  Accumulation units outstanding
  at the end of period                                                      2,217              2,154

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $12.03
    End of period                                                          $14.46              $12.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $12.97
    End of period                                                          $14.67              $15.33
  Accumulation units outstanding
  at the end of period                                                      4,727              1,986

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A
    End of period                                                          $12.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,508               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.26
    End of period                                                          $13.36              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.52
    End of period                                                           $8.32              $8.18
  Accumulation units outstanding
  at the end of period                                                      5,784                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.12
    End of period                                                          $13.38              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.36
    End of period                                                          $10.82              $10.34
  Accumulation units outstanding
  at the end of period                                                      2,677              2,591

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.54
    End of period                                                          $13.33              $12.04
  Accumulation units outstanding
  at the end of period                                                        -                 827

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.49
    End of period                                                          $11.41              $10.66
  Accumulation units outstanding
  at the end of period                                                      5,579              5,731

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.04
    End of period                                                          $12.67              $11.64
  Accumulation units outstanding
  at the end of period                                                     43,623              41,536

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $22.51               N/A
    End of period                                                          $22.95               N/A
  Accumulation units outstanding
  at the end of period                                                      3,534               N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.39
    End of period                                                          $10.54              $10.40
  Accumulation units outstanding
  at the end of period                                                       371                361






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.64              $20.14
    End of period                                                          $24.97              $22.64
  Accumulation units outstanding
  at the end of period                                                      1,077               951

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.60              $26.45
    End of period                                                          $32.74              $31.60
  Accumulation units outstanding
  at the end of period                                                      1,792               717

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.66
    End of period                                                          $14.67              $12.60
  Accumulation units outstanding
  at the end of period                                                      1,883              1,666

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $13.35
    End of period                                                          $13.22              $13.20
  Accumulation units outstanding
  at the end of period                                                       455                421





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.06%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.61
    End of period                                                          $11.55              $11.04
  Accumulation units outstanding
  at the end of period                                                       497                512

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.72
    End of period                                                          $15.17              $11.46
  Accumulation units outstanding
  at the end of period                                                       448                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.96
    End of period                                                          $13.22              $11.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.31              $14.94
    End of period                                                          $16.61              $16.31
  Accumulation units outstanding
  at the end of period                                                       345               1,360

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.72
    End of period                                                            N/A               $9.00
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $14.85
    End of period                                                          $16.36              $15.02
  Accumulation units outstanding
  at the end of period                                                      1,735              1,000

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $16.36
    End of period                                                          $19.75              $16.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.33
    End of period                                                          $10.82              $10.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.43              $17.67
    End of period                                                          $20.04              $18.43
  Accumulation units outstanding
  at the end of period                                                       290                308






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.69
    End of period                                                          $12.34              $10.81
  Accumulation units outstanding
  at the end of period                                                      1,075                -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.61
    End of period                                                          $12.53              $11.16
  Accumulation units outstanding
  at the end of period                                                      2,450                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.21
    End of period                                                          $14.66              $12.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.42
    End of period                                                          $13.75              $10.74
  Accumulation units outstanding
  at the end of period                                                      5,376              4,680

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.25              $15.51
    End of period                                                          $18.05              $16.25
  Accumulation units outstanding
  at the end of period                                                       946                232

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $13.25
    End of period                                                          $15.02              $13.26
  Accumulation units outstanding
  at the end of period                                                      2,958              2,075






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $11.14
    End of period                                                          $11.24              $10.32
  Accumulation units outstanding
  at the end of period                                                      9,557              8,683

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.55
    End of period                                                          $10.51              $10.45
  Accumulation units outstanding
  at the end of period                                                      9,966              9,613

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.08              $3.91
    End of period                                                           $5.39              $4.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.43              $9.84
    End of period                                                          $10.38              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.04              $8.66
    End of period                                                          $10.11              $8.04
  Accumulation units outstanding
  at the end of period                                                     11,212              10,809

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A
    End of period                                                          $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.67              $7.48
    End of period                                                           $8.69              $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.87
    End of period                                                          $13.15              $11.42
  Accumulation units outstanding
  at the end of period                                                      1,463              1,463

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.59
    End of period                                                          $15.67              $11.53
  Accumulation units outstanding
  at the end of period                                                      8,328              8,230

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.76
    End of period                                                          $10.61              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $13.27
    End of period                                                          $17.33              $14.23
  Accumulation units outstanding
  at the end of period                                                     13,211              14,901

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.23
    End of period                                                          $13.44              $11.66
  Accumulation units outstanding
  at the end of period                                                     40,549              35,785






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.14
    End of period                                                          $10.52              $10.36
  Accumulation units outstanding
  at the end of period                                                      6,274              5,683

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.12              $19.44
    End of period                                                          $24.75              $21.12
  Accumulation units outstanding
  at the end of period                                                       768                768

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.05
    End of period                                                          $12.33              $12.14
  Accumulation units outstanding
  at the end of period                                                      9,091              8,104

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $12.55
    End of period                                                          $14.15              $13.30
  Accumulation units outstanding
  at the end of period                                                     11,363              11,819






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $10.09
    End of period                                                          $11.31              $10.13
  Accumulation units outstanding
  at the end of period                                                     20,638              21,863

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $17.26
    End of period                                                          $18.92              $17.82
  Accumulation units outstanding
  at the end of period                                                      5,701              5,117

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $12.35
    End of period                                                          $14.46              $12.69
  Accumulation units outstanding
  at the end of period                                                     12,013              14,010

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.21              $5.00
    End of period                                                           $5.52              $5.21
  Accumulation units outstanding
  at the end of period                                                        -                3,088

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $12.59
    End of period                                                          $14.66              $15.33
  Accumulation units outstanding
  at the end of period                                                      6,832              6,628

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.32
    End of period                                                          $12.78              $11.75
  Accumulation units outstanding
  at the end of period                                                      8,062              8,271






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.59
    End of period                                                          $13.35              $11.77
  Accumulation units outstanding
  at the end of period                                                      3,048               325

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.52
    End of period                                                           $8.32              $8.17
  Accumulation units outstanding
  at the end of period                                                      1,553                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $12.44
    End of period                                                          $12.42              $12.37
  Accumulation units outstanding
  at the end of period                                                     15,558              15,061

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.72
    End of period                                                            N/A               $13.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $17.03
    End of period                                                          $20.02              $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.63              $6.89
    End of period                                                           $7.82              $7.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $16.71
    End of period                                                          $18.85              $17.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.49
    End of period                                                          $13.37              $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.54
    End of period                                                          $13.32              $12.03
  Accumulation units outstanding
  at the end of period                                                     27,714               796

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.25
    End of period                                                          $11.41              $10.66
  Accumulation units outstanding
  at the end of period                                                      1,428              1,500

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.31
    End of period                                                          $12.66              $11.63
  Accumulation units outstanding
  at the end of period                                                      4,600              4,822

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.04              $19.39
    End of period                                                          $22.09              $20.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $22.59              $20.40
    End of period                                                          $22.92              $22.59
  Accumulation units outstanding
  at the end of period                                                       561                 -

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.40
    End of period                                                          $10.53              $10.39
  Accumulation units outstanding
  at the end of period                                                      2,697              2,689






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.62              $16.38
    End of period                                                          $19.49              $16.62
  Accumulation units outstanding
  at the end of period                                                      1,355               564

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.61              $21.64
    End of period                                                          $24.94              $22.61
  Accumulation units outstanding
  at the end of period                                                       617                664

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.57              $28.35
    End of period                                                          $32.70              $31.57
  Accumulation units outstanding
  at the end of period                                                       175                181

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $12.41
    End of period                                                          $14.66              $12.59
  Accumulation units outstanding
  at the end of period                                                      5,564              5,127

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.77
    End of period                                                          $12.35              $11.52
  Accumulation units outstanding
  at the end of period                                                      1,393              1,432

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.80              $15.92
    End of period                                                          $16.04              $15.80
  Accumulation units outstanding
  at the end of period                                                      1,652              1,637






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $13.30
    End of period                                                          $13.20              $13.18
  Accumulation units outstanding
  at the end of period                                                      1,289              1,251





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.07%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.50
    End of period                                                          $11.22              $10.31
  Accumulation units outstanding
  at the end of period                                                      1,060              1,017

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $8.12
    End of period                                                          $10.10              $8.03
  Accumulation units outstanding
  at the end of period                                                      1,356              1,316

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.33
    End of period                                                          $15.65              $11.52
  Accumulation units outstanding
  at the end of period                                                       940                944

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.11              $21.29
    End of period                                                          $24.73              $21.11
  Accumulation units outstanding
  at the end of period                                                       249                252

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.10
    End of period                                                          $12.31              $12.13
  Accumulation units outstanding
  at the end of period                                                       899                961

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.91
    End of period                                                          $14.14              $13.30
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.87
    End of period                                                          $11.30              $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.80              $17.40
    End of period                                                          $18.90              $17.80
  Accumulation units outstanding
  at the end of period                                                       313                308

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.02
    End of period                                                          $14.45              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.25
    End of period                                                          $13.34              $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.11%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.68
    End of period                                                          $15.15              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $16.97
    End of period                                                          $19.65              $16.88
  Accumulation units outstanding
  at the end of period                                                        -                2,395

JNL/FMR Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.04              $9.84
    End of period                                                          $10.79              $10.04
  Accumulation units outstanding
  at the end of period                                                      1,225              1,260

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1146)

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A
    End of period                                                          $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.79
    End of period                                                          $12.33              $10.80
  Accumulation units outstanding
  at the end of period                                                       892                984

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $11.01
    End of period                                                          $12.52              $11.16
  Accumulation units outstanding
  at the end of period                                                       874                963






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $11.18
    End of period                                                          $14.58              $12.27
  Accumulation units outstanding
  at the end of period                                                       819                904

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $9.61
    End of period                                                          $13.69              $10.70
  Accumulation units outstanding
  at the end of period                                                      6,240              1,046

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.18              $14.99
    End of period                                                          $17.97              $16.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.47
    End of period                                                          $14.96              $13.21
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $11.11
    End of period                                                          $11.19              $10.29
  Accumulation units outstanding
  at the end of period                                                      3,655              2,679

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.52
    End of period                                                          $10.49              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.02              $8.63
    End of period                                                          $10.07              $8.02
  Accumulation units outstanding
  at the end of period                                                     12,399              9,925

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A
    End of period                                                          $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,590               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.64              $7.47
    End of period                                                           $8.65              $7.64
  Accumulation units outstanding
  at the end of period                                                      1,265              6,674

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.84
    End of period                                                          $13.10              $11.39
  Accumulation units outstanding
  at the end of period                                                      1,698              3,728

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.56
    End of period                                                          $15.61              $11.49
  Accumulation units outstanding
  at the end of period                                                      4,963              7,477

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.90
    End of period                                                          $10.57              $10.26
  Accumulation units outstanding
  at the end of period                                                       947               1,044

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.20              $13.25
    End of period                                                          $17.29              $14.20
  Accumulation units outstanding
  at the end of period                                                      1,224              1,741

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.55
    End of period                                                          $13.43              $11.65
  Accumulation units outstanding
  at the end of period                                                     85,451              50,226






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division(1215)

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A
    End of period                                                          $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $9.21
    End of period                                                          $10.51              $10.35
  Accumulation units outstanding
  at the end of period                                                        -                3,876

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $19.39
    End of period                                                          $24.66              $21.06
  Accumulation units outstanding
  at the end of period                                                       757                833

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.03
    End of period                                                          $12.28              $12.10
  Accumulation units outstanding
  at the end of period                                                      4,966              3,991

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $11.90
    End of period                                                          $14.12              $13.27
  Accumulation units outstanding
  at the end of period                                                      1,415                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $9.86
    End of period                                                          $11.28              $10.11
  Accumulation units outstanding
  at the end of period                                                       971                 -

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $17.21
    End of period                                                          $18.85              $17.76
  Accumulation units outstanding
  at the end of period                                                      2,686              2,582

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $12.01
    End of period                                                          $14.42              $12.66
  Accumulation units outstanding
  at the end of period                                                       755                 -

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.19              $5.03
    End of period                                                           $5.50              $5.19
  Accumulation units outstanding
  at the end of period                                                      1,825              5,927

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $12.22
    End of period                                                          $14.65              $15.32
  Accumulation units outstanding
  at the end of period                                                     13,088              10,043

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.44
    End of period                                                          $12.77              $11.74
  Accumulation units outstanding
  at the end of period                                                      1,290               571






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.57
    End of period                                                          $13.31              $11.74
  Accumulation units outstanding
  at the end of period                                                        -                7,085

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.40
    End of period                                                          $12.36              $12.32
  Accumulation units outstanding
  at the end of period                                                      3,531              4,353

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.65
    End of period                                                            N/A               $13.79
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.60              $6.62
    End of period                                                           $7.79              $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.65
    End of period                                                          $13.31              $11.88
  Accumulation units outstanding
  at the end of period                                                       689               4,176






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.28
    End of period                                                          $10.80              $10.33
  Accumulation units outstanding
  at the end of period                                                      1,872              2,065

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.07
    End of period                                                          $13.26              $11.98
  Accumulation units outstanding
  at the end of period                                                     12,504              12,552

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.16
    End of period                                                          $11.40              $10.65
  Accumulation units outstanding
  at the end of period                                                      2,513              2,516

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.10
    End of period                                                          $12.60              $11.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.93              $19.99
    End of period                                                          $21.97              $19.93
  Accumulation units outstanding
  at the end of period                                                       273                295

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $18.57
    End of period                                                          $21.36              $19.45
  Accumulation units outstanding
  at the end of period                                                        -                2,123

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.47              $21.69
    End of period                                                          $22.79              $22.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $18.47               N/A
    End of period                                                          $19.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.49              $21.53
    End of period                                                          $24.79              $22.49
  Accumulation units outstanding
  at the end of period                                                       121                130

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $31.40              $27.53
    End of period                                                          $32.51              $31.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.38
    End of period                                                          $14.61              $12.56
  Accumulation units outstanding
  at the end of period                                                       205                234

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.72
    End of period                                                          $12.29              $11.47
  Accumulation units outstanding
  at the end of period                                                      9,847              4,697

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.72              $15.85
    End of period                                                          $15.95              $15.72
  Accumulation units outstanding
  at the end of period                                                      4,788              2,060






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $13.23
    End of period                                                          $13.13              $13.11
  Accumulation units outstanding
  at the end of period                                                       553               2,468





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.145%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.46              $11.21
    End of period                                                          $15.14              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.93
    End of period                                                          $13.16              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $14.66
    End of period                                                          $16.22              $14.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $9.29
    End of period                                                          $10.76              $10.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.67
    End of period                                                          $13.65              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.96
    End of period                                                          $17.92              $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $4.63               N/A
    End of period                                                           $5.35               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A
    End of period                                                          $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A
    End of period                                                          $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.36
    End of period                                                          $13.41              $11.65
  Accumulation units outstanding
  at the end of period                                                      4,160              5,554






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $21.01              $19.83
    End of period                                                          $24.59              $21.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.85
    End of period                                                          $11.26              $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.18              $5.18
    End of period                                                           $5.49              $5.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.79
    End of period                                                          $14.63              $15.31
  Accumulation units outstanding
  at the end of period                                                        -                 442

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $12.55
    End of period                                                          $12.32              $12.29
  Accumulation units outstanding
  at the end of period                                                      2,986              2,958

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.58
    End of period                                                          $18.66              $17.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.26
    End of period                                                          $13.22              $11.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.05
    End of period                                                          $12.57              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $19.23
    End of period                                                          $21.88              $19.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $19.01
    End of period                                                          $21.27              $19.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A
    End of period                                                          $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $31.29              $27.44
    End of period                                                          $32.38              $31.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.96
    End of period                                                          $14.58              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.41
    End of period                                                          $12.25              $11.44
  Accumulation units outstanding
  at the end of period                                                        -                 212

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.21%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(1089)

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A
    End of period                                                          $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,313               N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.90
    End of period                                                          $13.11              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.72              $16.15
    End of period                                                          $19.45              $16.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.14              $17.34
    End of period                                                          $19.69              $18.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $9.54
    End of period                                                          $13.57              $10.62
  Accumulation units outstanding
  at the end of period                                                      1,687               606

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $14.89
    End of period                                                          $17.81              $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.39
    End of period                                                          $14.82              $13.10
  Accumulation units outstanding
  at the end of period                                                      1,148                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $11.04
    End of period                                                          $11.11              $10.22
  Accumulation units outstanding
  at the end of period                                                      1,675              1,207

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.50
    End of period                                                          $10.43              $10.39
  Accumulation units outstanding
  at the end of period                                                      2,704               653

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.04              $4.06
    End of period                                                           $5.33              $4.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.34              $9.76
    End of period                                                          $10.26              $9.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $8.59
    End of period                                                          $10.00              $7.97
  Accumulation units outstanding
  at the end of period                                                       851                787

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A
    End of period                                                          $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                      5,665               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.78
    End of period                                                          $13.00              $11.31
  Accumulation units outstanding
  at the end of period                                                      1,327               824

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.50
    End of period                                                          $15.49              $11.42
  Accumulation units outstanding
  at the end of period                                                      1,316              1,181

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.68
    End of period                                                          $10.49              $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $13.21
    End of period                                                          $17.20              $14.15
  Accumulation units outstanding
  at the end of period                                                      1,903               528

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.87
    End of period                                                          $13.40              $11.64
  Accumulation units outstanding
  at the end of period                                                     10,529                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.29
    End of period                                                          $10.49              $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.92              $19.28
    End of period                                                          $24.47              $20.92
  Accumulation units outstanding
  at the end of period                                                      1,830               991

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $9.97
    End of period                                                          $12.19              $12.03
  Accumulation units outstanding
  at the end of period                                                      1,461              1,178

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.49
    End of period                                                          $14.05              $13.22
  Accumulation units outstanding
  at the end of period                                                      3,251               523






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.05
    End of period                                                          $11.23              $10.07
  Accumulation units outstanding
  at the end of period                                                      3,566              1,520

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $17.11
    End of period                                                          $18.71              $17.64
  Accumulation units outstanding
  at the end of period                                                       371                412

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.29
    End of period                                                          $14.35              $12.61
  Accumulation units outstanding
  at the end of period                                                      2,111               529

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.16              $5.01
    End of period                                                           $5.46              $5.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $12.58
    End of period                                                          $14.61              $15.30
  Accumulation units outstanding
  at the end of period                                                      8,326              5,940

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.31
    End of period                                                          $12.74              $11.73
  Accumulation units outstanding
  at the end of period                                                       728               17,008






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.53
    End of period                                                          $13.24              $11.69
  Accumulation units outstanding
  at the end of period                                                      1,907               801

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.48
    End of period                                                           $8.25              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $12.34
    End of period                                                          $12.25              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.56              $6.84
    End of period                                                           $7.74              $7.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.00
    End of period                                                          $13.20              $11.79
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A
    End of period                                                          $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.42
    End of period                                                          $13.15              $11.89
  Accumulation units outstanding
  at the end of period                                                       875                878

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.68
    End of period                                                          $12.49              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                                                    $19.69               N/A
    End of period                                                          $21.71               N/A
  Accumulation units outstanding
  at the end of period                                                       751                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.23              $21.48
    End of period                                                          $22.53              $22.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.22              $10.22
    End of period                                                          $10.35              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $18.40               N/A
    End of period                                                          $19.37               N/A
  Accumulation units outstanding
  at the end of period                                                       183                N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.25              $21.25
    End of period                                                          $24.50              $22.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.92
    End of period                                                          $14.52              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.98
    End of period                                                          $12.18              $11.38
  Accumulation units outstanding
  at the end of period                                                       928                539

JNL/Western Asset Strategic Bond Division(1165)

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A
    End of period                                                          $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      1,245               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.97              $13.16
    End of period                                                          $12.97              $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.31%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A
    End of period                                                          $15.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.95              $17.34
    End of period                                                          $19.46              $17.95
  Accumulation units outstanding
  at the end of period                                                       279                205






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $11.70               N/A
    End of period                                                          $13.45               N/A
  Accumulation units outstanding
  at the end of period                                                       916                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.98
    End of period                                                          $11.02              $10.15
  Accumulation units outstanding
  at the end of period                                                      3,170              2,917

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.46
    End of period                                                          $10.38              $10.35
  Accumulation units outstanding
  at the end of period                                                       154                140

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $8.53
    End of period                                                           $9.92              $7.91
  Accumulation units outstanding
  at the end of period                                                      4,177              3,664

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A
    End of period                                                          $11.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.54              $7.14
    End of period                                                           $8.52              $7.54
  Accumulation units outstanding
  at the end of period                                                       375                376

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.44
    End of period                                                          $15.37              $11.34
  Accumulation units outstanding
  at the end of period                                                      3,094              2,827

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.37
    End of period                                                          $17.12              $14.09
  Accumulation units outstanding
  at the end of period                                                       189                207

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.43
    End of period                                                          $13.37              $11.63
  Accumulation units outstanding
  at the end of period                                                     26,950              28,270






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.78              $17.22
    End of period                                                          $24.29              $20.78
  Accumulation units outstanding
  at the end of period                                                      2,666              3,196

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $9.91
    End of period                                                          $12.09              $11.94
  Accumulation units outstanding
  at the end of period                                                      3,437              3,017

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.45
    End of period                                                          $13.98              $13.17
  Accumulation units outstanding
  at the end of period                                                       113                108






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $10.01
    End of period                                                          $11.17              $10.03
  Accumulation units outstanding
  at the end of period                                                       286                283

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $17.01
    End of period                                                          $18.56              $17.52
  Accumulation units outstanding
  at the end of period                                                      2,191              1,910

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.25
    End of period                                                          $14.28              $12.56
  Accumulation units outstanding
  at the end of period                                                       112                113

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.28              $11.66
    End of period                                                          $14.58              $15.28
  Accumulation units outstanding
  at the end of period                                                      4,870              6,504

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.91
    End of period                                                          $12.71              $11.71
  Accumulation units outstanding
  at the end of period                                                     27,706              21,281






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.16
    End of period                                                          $13.16              $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $12.27
    End of period                                                          $12.15              $12.13
  Accumulation units outstanding
  at the end of period                                                        -                 768

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.92
    End of period                                                          $13.08              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.30              $10.14
    End of period                                                          $10.75              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.34
    End of period                                                          $13.03              $11.80
  Accumulation units outstanding
  at the end of period                                                      3,296              1,212

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.78
    End of period                                                          $12.39              $11.41
  Accumulation units outstanding
  at the end of period                                                       722                 -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.52              $18.73
    End of period                                                          $21.47              $19.52
  Accumulation units outstanding
  at the end of period                                                       75                  74

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.12
    End of period                                                          $10.23              $10.11
  Accumulation units outstanding
  at the end of period                                                     13,423              13,423






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $18.33               N/A
    End of period                                                          $19.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A
    End of period                                                          $12.07               N/A
  Accumulation units outstanding
  at the end of period                                                       935                N/A

JNL/Western Asset Strategic Bond Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A
    End of period                                                          $15.58               N/A
  Accumulation units outstanding
  at the end of period                                                       473                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.36%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.42
    End of period                                                          $15.09              $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.82              $16.03
    End of period                                                          $16.06              $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(1220)

  Accumulation unit value:
    Beginning of period                                                    $14.00               N/A
    End of period                                                          $14.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.49              $8.88
    End of period                                                          $13.39              $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division(1175)

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A
    End of period                                                          $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.16
    End of period                                                          $10.98              $10.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.55
    End of period                                                          $10.35              $10.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(1158)

  Accumulation unit value:
    Beginning of period                                                     $4.87               N/A
    End of period                                                           $5.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.25              $9.23
    End of period                                                          $10.15              $9.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                     $7.88              $8.38
    End of period                                                           $9.88              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.06
    End of period                                                          $12.85              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.34
    End of period                                                          $15.31              $11.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.06              $12.59
    End of period                                                          $17.08              $14.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.06
    End of period                                                          $13.35              $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.32              $10.55
    End of period                                                          $10.45              $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $20.71              $17.91
    End of period                                                          $24.20              $20.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $11.90              $9.53
    End of period                                                          $12.05              $11.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $13.14              $11.87
    End of period                                                          $13.94              $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.01              $9.71
    End of period                                                          $11.14              $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $17.47              $15.45
    End of period                                                          $18.49              $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.96
    End of period                                                          $14.24              $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.10              $5.10
    End of period                                                           $5.40              $5.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.27              $12.31
    End of period                                                          $14.56              $15.27
  Accumulation units outstanding
  at the end of period                                                      2,382              2,382

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.95
    End of period                                                          $12.70              $11.71
  Accumulation units outstanding
  at the end of period                                                      2,679              2,679






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.60              $9.96
    End of period                                                          $13.12              $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.23
    End of period                                                           $8.17              $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.09              $12.25
    End of period                                                          $12.09              $12.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.58              $17.18
    End of period                                                          $19.34              $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.50              $7.52
    End of period                                                           $7.67              $7.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.40
    End of period                                                          $12.97              $11.75
  Accumulation units outstanding
  at the end of period                                                      2,266              2,269

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $19.41              $19.03
    End of period                                                          $21.34              $19.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $18.94              $17.76
    End of period                                                          $20.75              $18.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.06              $10.05
    End of period                                                          $10.17              $10.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                                                    $18.19               N/A
    End of period                                                          $19.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.90              $21.61
    End of period                                                          $24.08              $21.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $30.58              $27.41
    End of period                                                          $31.58              $30.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.89
    End of period                                                          $14.37              $12.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.25              $11.16
    End of period                                                          $12.02              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.41%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.36
    End of period                                                          $11.34              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                                                    $14.35               N/A
    End of period                                                          $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.83
    End of period                                                          $12.98              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.75              $14.34
    End of period                                                          $15.98              $15.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.84
    End of period                                                          $19.05              $16.42
  Accumulation units outstanding
  at the end of period                                                       232                239

JNL/FMR Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A
    End of period                                                          $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.64
    End of period                                                          $12.27              $10.78
  Accumulation units outstanding
  at the end of period                                                       359                359

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.92
    End of period                                                          $12.46              $11.14
  Accumulation units outstanding
  at the end of period                                                       135                135






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.84
    End of period                                                          $14.08              $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.39
    End of period                                                          $13.33              $10.45
  Accumulation units outstanding
  at the end of period                                                       340                400

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.81              $15.13
    End of period                                                          $17.50              $15.81
  Accumulation units outstanding
  at the end of period                                                       156                151

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.22
    End of period                                                          $14.56              $12.90
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.09              $10.92
    End of period                                                          $10.95              $10.09
  Accumulation units outstanding
  at the end of period                                                       241                233

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.39
    End of period                                                          $10.33              $10.31
  Accumulation units outstanding
  at the end of period                                                       150                142

JNL/MCM Communications Sector Division(1177)

  Accumulation unit value:
    Beginning of period                                                     $4.97               N/A
    End of period                                                           $5.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.86              $8.38
    End of period                                                           $9.85              $7.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A
    End of period                                                          $11.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.49              $7.33
    End of period                                                           $8.46              $7.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.14
    End of period                                                          $15.26              $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.59
    End of period                                                          $10.36              $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $13.00               N/A
    End of period                                                          $13.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.69              $19.09
    End of period                                                          $24.15              $20.69
  Accumulation units outstanding
  at the end of period                                                       355                369

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $8.98
    End of period                                                          $12.01              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $9.78
    End of period                                                          $11.13              $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.42              $15.54
    End of period                                                          $18.43              $17.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.89
    End of period                                                          $14.19              $12.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.41
    End of period                                                          $12.68              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.47
    End of period                                                          $13.12              $11.60
  Accumulation units outstanding
  at the end of period                                                       339                350

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $12.14
    End of period                                                          $12.04              $12.04
  Accumulation units outstanding
  at the end of period                                                       799                746

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.77              $20.64
    End of period                                                          $22.01              $21.77
  Accumulation units outstanding
  at the end of period                                                       122                113

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $18.55               N/A
    End of period                                                          $19.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.79              $20.85
    End of period                                                          $23.94              $21.79
  Accumulation units outstanding
  at the end of period                                                       551                548

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $30.41              $28.44
    End of period                                                          $31.40              $30.41
  Accumulation units outstanding
  at the end of period                                                       137                133

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.98
    End of period                                                          $14.32              $12.35
  Accumulation units outstanding
  at the end of period                                                       924                955

JNL/Western Asset High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $11.38
    End of period                                                          $11.96              $11.20
  Accumulation units outstanding
  at the end of period                                                       352                336

JNL/Western Asset Strategic Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $15.39
    End of period                                                          $15.41              $15.22
  Accumulation units outstanding
  at the end of period                                                       264                248






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.90
    End of period                                                          $12.68              $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.445%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $14.30
    End of period                                                          $15.73              $14.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $17.76
    End of period                                                          $19.16              $17.69
  Accumulation units outstanding
  at the end of period                                                       156                164






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.47
    End of period                                                          $10.31              $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $12.48
    End of period                                                          $17.00              $14.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.55
    End of period                                                          $13.33              $11.61
  Accumulation units outstanding
  at the end of period                                                      1,360              1,428






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.78
    End of period                                                          $13.88              $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.98              $9.76
    End of period                                                          $11.10              $9.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.89
    End of period                                                          $14.19              $12.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $12.14
    End of period                                                          $12.00              $12.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $30.30              $26.65
    End of period                                                          $31.27              $30.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.47%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.66
    End of period                                                          $13.32              $11.60
  Accumulation units outstanding
  at the end of period                                                      3,922              2,266






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.81
    End of period                                                          $12.90              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.02
    End of period                                                          $12.85              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.69
    End of period                                                          $12.21              $11.27
  Accumulation units outstanding
  at the end of period                                                      3,248              1,507

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $30.22              $26.59
    End of period                                                          $31.18              $30.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.78
    End of period                                                          $14.27              $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.51%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division(1058)

  Accumulation unit value:
    Beginning of period                                                    $12.57               N/A
    End of period                                                          $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.59
    End of period                                                          $13.22              $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A
    End of period                                                          $17.35               N/A
  Accumulation units outstanding
  at the end of period                                                       103                N/A

JNL/Lazard Small Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A
    End of period                                                          $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $10.32
    End of period                                                          $10.86              $10.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $10.45
    End of period                                                          $10.28              $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.81              $8.33
    End of period                                                           $9.77              $7.81
  Accumulation units outstanding
  at the end of period                                                      1,000                -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.08
    End of period                                                          $15.15              $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.46
    End of period                                                          $16.95              $13.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.34
    End of period                                                          $13.31              $11.60
  Accumulation units outstanding
  at the end of period                                                      3,086              7,251






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.51              $16.85
    End of period                                                          $23.93              $20.51
  Accumulation units outstanding
  at the end of period                                                       562                283

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $8.93
    End of period                                                          $11.92              $11.79
  Accumulation units outstanding
  at the end of period                                                       150                 -

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $11.75
    End of period                                                          $13.84              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.95              $9.74
    End of period                                                          $11.06              $9.95
  Accumulation units outstanding
  at the end of period                                                       323                 -

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $15.45
    End of period                                                          $18.29              $17.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.87
    End of period                                                          $14.14              $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $11.47
    End of period                                                          $14.52              $15.24
  Accumulation units outstanding
  at the end of period                                                       426               5,541

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.78
    End of period                                                          $12.66              $11.68
  Accumulation units outstanding
  at the end of period                                                     12,342              12,121






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(1058)

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A
    End of period                                                          $13.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $12.11
    End of period                                                          $11.93              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                3,299

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.76
    End of period                                                          $12.17              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                                                    $19.36               N/A
    End of period                                                          $20.97               N/A
  Accumulation units outstanding
  at the end of period                                                       170                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $16.70               N/A
    End of period                                                          $19.12               N/A
  Accumulation units outstanding
  at the end of period                                                       93                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.54
    End of period                                                          $14.23              $12.28
  Accumulation units outstanding
  at the end of period                                                       251                 -

JNL/Western Asset High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.71
    End of period                                                          $11.86              $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                    $15.06              $14.98
    End of period                                                          $15.23              $15.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A
    End of period                                                          $12.53               N/A
  Accumulation units outstanding
  at the end of period                                                       142                N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.61%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.29
    End of period                                                          $11.22              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $15.73
    End of period                                                          $18.67              $16.11
  Accumulation units outstanding
  at the end of period                                                        -                 995

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR MidCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $16.98
    End of period                                                          $18.79              $17.39
  Accumulation units outstanding
  at the end of period                                                       526                550






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A
    End of period                                                          $13.10               N/A
  Accumulation units outstanding
  at the end of period                                                      1,233               N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $14.49
    End of period                                                          $17.20              $15.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.96              $10.80
    End of period                                                          $10.78              $9.96
  Accumulation units outstanding
  at the end of period                                                        -                1,910

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.76              $8.39
    End of period                                                           $9.70              $7.76
  Accumulation units outstanding
  at the end of period                                                        -                2,378

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $7.39              $7.23
    End of period                                                           $8.33              $7.39
  Accumulation units outstanding
  at the end of period                                                        -                2,163

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.29
    End of period                                                          $12.61              $11.02
  Accumulation units outstanding
  at the end of period                                                        -                 760

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.27
    End of period                                                          $15.03              $11.12
  Accumulation units outstanding
  at the end of period                                                        -                3,351

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.07
    End of period                                                          $13.28              $11.58
  Accumulation units outstanding
  at the end of period                                                      8,458              6,075






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.12
    End of period                                                          $10.40              $10.29
  Accumulation units outstanding
  at the end of period                                                        -                1,546

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $20.38              $19.94
    End of period                                                          $23.75              $20.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.75
    End of period                                                          $11.83              $11.72
  Accumulation units outstanding
  at the end of period                                                        -                2,100

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $16.73
    End of period                                                          $18.16              $17.19
  Accumulation units outstanding
  at the end of period                                                        -                1,315

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.02              $4.88
    End of period                                                           $5.30              $5.02
  Accumulation units outstanding
  at the end of period                                                        -                1,603

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $15.22              $12.81
    End of period                                                          $14.48              $15.22
  Accumulation units outstanding
  at the end of period                                                       652                 -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $10.88
    End of period                                                          $12.94              $11.47
  Accumulation units outstanding
  at the end of period                                                        -                2,875

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.01
    End of period                                                          $12.74              $11.43
  Accumulation units outstanding
  at the end of period                                                        -                1,421






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.81
    End of period                                                          $12.69              $11.53
  Accumulation units outstanding
  at the end of period                                                      1,276              3,415

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.61
    End of period                                                          $12.07              $11.15
  Accumulation units outstanding
  at the end of period                                                        -                 725

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $17.63
    End of period                                                          $20.15              $18.44
  Accumulation units outstanding
  at the end of period                                                        -                 887

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.33              $20.44
    End of period                                                          $23.39              $21.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $29.78              $26.23
    End of period                                                          $30.67              $29.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.70
    End of period                                                          $14.13              $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A
    End of period                                                          $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                      1,257               N/A

JNL/Western Asset Strategic Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A
    End of period                                                          $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                       642                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006

                       Jackson National Separate Account I


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006

JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                           Fifth            Fifth Third         Fifth            Fifth Third       JNL/
                                           Third Balanced   Disciplined Value   Third Mid Cap    Quality Growth    AIM Large Cap
                                           VIP Portfolio    VIP Portfolio       VIP Portfolio    VIP Portfolio     Growth Portfolio
                                           --------------   -----------------   -------------    --------------    ----------------
Assets
Investments, at value (A)                    $ 145,611      $ 8,022,781         $ 3,120,398      $ 6,025,463       $89,483,700
Receivables:
   Dividend receivable                               -                -                   -                -                 -
   Investment securities sold                       45           54,710               1,257            2,283            42,513
   Sub-account units sold                            -                -                   -              870            21,311
                                           ------------     ------------        ------------     ------------      ------------
TOTAL ASSETS                                   145,656        8,077,491           3,121,655        6,028,616        89,547,524
                                           ------------     ------------        ------------     ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased                   -                -                   -              870            21,311
   Sub-account units redeemed                       37           54,337               1,113            2,001            38,460
   Insurance fees due to Jackson National            8              373                 144              282             4,053
                                           ------------     ------------        ------------     ------------      ------------
TOTAL LIABILITIES                                   45           54,710               1,257            3,153            63,824
                                           ------------     ------------        ------------     ------------      ------------
NET ASSETS (NOTE 6)                          $ 145,611      $ 8,022,781         $ 3,120,398      $ 6,025,463       $89,483,700
----------------------------------         ============     ============        ============     ============      ============


(A)  INVESTMENT SHARES                          11,724          441,055             166,067          718,172         6,633,336
       INVESTMENTS AT COST                   $ 139,108      $ 6,645,342         $ 2,557,191      $ 5,349,410       $ 76,829,726



                                            JNL/AIM        JNL/                                                   JNL/Eagle
                                            Real Estate    AIM Small Cap     JNL/Alger          JNL/Eagle Core    SmallCap
                                            Portfolio      Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio
                                            -----------    ----------------  ----------------   ----------------  ----------------
Assets
Investments, at value (A)                  $151,820,647    $ 47,863,331      $131,910,819       $ 78,067,866     $104,069,721
Receivables:
   Dividend receivable                                -               -                -                  -                -
   Investment securities sold                   132,547          26,447          166,402             32,973           61,181
   Sub-account units sold                       493,791          40,482           25,222            116,810           49,211
                                           -------------   -------------     ------------       ------------     ------------
TOTAL ASSETS                                152,446,985      47,930,260      132,102,443         78,217,649      104,180,113
                                           -------------   -------------     ------------       ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased              493,791          40,482           25,222            116,810           49,211
   Sub-account units redeemed                   125,339          24,286          161,023             29,654           56,650
   Insurance fees due to Jackson National         7,208           2,161            5,379              3,319            4,531
                                           -------------   -------------     ------------       ------------     ------------
TOTAL LIABILITIES                               626,338          66,929          191,624            149,783          110,392
                                           -------------   -------------     ------------       ------------     ------------
NET ASSETS (NOTE 6)                        $151,820,647    $ 47,863,331      $131,910,819       $ 78,067,866     $104,069,721
----------------------------------         =============   =============     ============       ============     ============


(A)  INVESTMENT SHARES                        9,608,902       3,354,123        7,227,990          4,533,558        4,687,825
       INVESTMENTS AT COST                 $132,392,128    $ 42,597,356     $115,746,879       $ 64,819,643     $ 90,027,349

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                              JNL/FMR        JNL/FMR           JNL/Franklin      JNL/Franklin      JNL/Goldman Sachs
                                              Balanced       Mid-Cap           Templeton         Templeton Small   CMid Cap
                                              Portfolio      Equity Portfolio  Income Portfolio  Value Portfolio   Value Portfolio
                                            --------------   -------------     --------------    ------------      --------------
Assets
Investments, at value (A)                    $151,520,936    $112,750,275      $ 58,427,521      $ 45,326,950       $ 54,651,795
Receivables:
   Dividend receivable                                  -               -                -                 -                   -
   Investment securities sold                      92,339          72,688           55,880            54,194              60,565
   Sub-account units sold                         139,709           9,065          410,280            89,102              97,849
                                            --------------   -------------     ------------      ------------      --------------
TOTAL ASSETS                                  151,752,984     112,832,028       58,893,681        45,470,246          54,810,209
                                            --------------   -------------     ------------      ------------      --------------

LIABILITIES
Payables:
   Investment securities purchased                139,709           9,065          410,280            89,102              97,849
   Sub-account units redeemed                      85,717          68,122           53,215            52,077              58,033
   Insurance fees due to Jackson National           6,622           4,566            2,665             2,117               2,532
                                            --------------   -------------     ------------      ------------      --------------
TOTAL LIABILITIES                                 232,048          81,753          466,160           143,296             158,414
                                            --------------   -------------     ------------      ------------      --------------
NET ASSETS (NOTE 6)                          $151,520,936    $112,750,275      $ 58,427,521      $ 45,326,950       $ 54,651,795
----------------------------------          ==============   =============     ============      ============      ==============


(A)  INVESTMENT SHARES                         12,711,488       6,065,104        5,460,516         3,524,646           4,216,959
       INVESTMENTS AT COST                   $128,927,782    $ 93,352,977      $ 57,039,813      $ 42,319,647       $ 50,277,298



                                             JNL/Goldman Sachs JNL/JPMorgan      JNL/JPMorgan     JNL/Lazard         JNL/Lazard
                                             Short Duration    International     International    Emerging           Mid Cap
                                             Bond Portfolio    Equity Portfolio  Value Portfolio  Markets Portfolio  Value Portfolio
                                             --------------    --------------    ------------     -------------      -------------
Assets
Investments, at value (A)                    $ 25,836,573      $ 132,457,688     $293,190,252     $ 30,065,142       $185,662,219
Receivables:
   Dividend receivable                                  -                  -               -                -                   -
   Investment securities sold                      16,623            400,736         443,531           33,692             315,822
   Sub-account units sold                          96,745            337,105       1,729,588          152,213             104,635
                                            --------------     --------------    ------------     ------------       -------------
TOTAL ASSETS                                   25,949,941        133,195,529     295,363,371       30,251,047         186,082,676
                                            --------------     --------------    ------------     ------------       -------------

LIABILITIES
Payables:
   Investment securities purchased                 96,745            337,105       1,729,588          152,213             104,635
   Sub-account units redeemed                      15,445            394,930         429,917           32,314             307,334
   Insurance fees due to Jackson National        1,178              5,806          13,614            1,378               8,488
                                            --------------     --------------    ------------     ------------       -------------
TOTAL LIABILITIES                                 113,368            737,841       2,173,119          185,905             420,457
                                            --------------     --------------    ------------     ------------       -------------
NET ASSETS (NOTE 6)                          $ 25,836,573      $ 132,457,688     $293,190,252     $ 30,065,142       $185,662,219
----------------------------------          ==============     ==============    ============     ============       =============


(A)  INVESTMENT SHARES                          2,505,972          9,109,882      20,912,286        2,735,682          13,186,237
       INVESTMENTS AT COST                   $ 25,360,999      $ 106,236,701     $238,452,103     $ 26,539,753       $185,161,229

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                           JNL/Lazard                     JNL/MCM       JNL/MCM           JNL/MCM
                                           Small Cap        JNL/MCM       Bond Index    Communications    Consumer Brands
                                           Value Portfolio  25 Portfolio  Portfolio     Sector Portfolio  Sector Portfolio
                                           ------------     ------------  ------------  ------------      ------------
ASSETS
Investments, at value (A)                  $127,361,238     $707,448,757  $231,058,589  $ 53,065,680      $ 22,721,925
Receivables:
   Dividend receivable                               -                -             -             -                 -
   Investment securities sold                  144,862          953,894       328,286        53,815             7,042
   Sub-account units sold                       60,280          967,627        99,338     1,506,517             5,044
                                           ------------     ------------  ------------  ------------      ------------
TOTAL ASSETS                               127,566,380      709,370,278   231,486,213    54,626,012        22,734,011
                                           ------------     ------------  ------------  ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased              60,280          967,627        99,338     1,506,517             5,044
   Sub-account units redeemed                  139,143          921,480       317,336        51,429             6,018
   Insurance fees due to Jackson National        5,719           32,414        10,950         2,386             1,024
                                           ------------     ------------  ------------  ------------      ------------
TOTAL LIABILITIES                              205,142       1,921,521       427,624     1,560,332            12,086
                                           ------------     ------------  ------------  ------------      ------------
NET ASSETS (NOTE 6)                        $127,361,238     $707,448,757  $231,058,589  $ 53,065,680      $ 22,721,925
----------------------------------         ============     ============  ============  ============      ============


(A)  INVESTMENT SHARES                      10,379,889       50,067,145    21,159,211     9,024,775         1,811,956
       INVESTMENTS AT COST                 $135,233,777     $599,498,504  $228,480,288  $ 48,406,524      $ 20,245,011



                                                                        JNL/MCM
                                           JNL/MCM       JNL/MCM        Enhanced        JNL/MCM           JNL/MCM
                                           Dow SM        Dow Dividend   S&P 500 Stock   Financial         Global
                                           10 Portfolio  Portfolio      Index Portfolio Sector Portfolio  15 Portfolio
                                           ------------  ------------   ------------    ------------      ---------------
ASSETS
Investments, at value (A)                  $848,141,108  $278,475,408   $ 66,622,258    $ 66,019,563      $ 1,120,821,026
Receivables:
   Dividend receivable                               -             -              -               -                    -
   Investment securities sold                  579,025     1,472,627         55,359         297,867            2,118,093
   Sub-account units sold                    2,495,281     1,163,683         30,593         753,774            1,508,014
                                           ------------  ------------   ------------    ------------      ---------------
TOTAL ASSETS                               851,215,414   281,111,718     66,708,210      67,071,204        1,124,447,133
                                           ------------  ------------   ------------    ------------      ---------------

LIABILITIES
Payables:
   Investment securities purchased           2,495,281     1,163,683         30,593         753,774            1,508,014
   Sub-account units redeemed                  540,457     1,459,975         52,337         294,964            2,066,346
   Insurance fees due to Jackson National       38,568        12,652          3,022           2,903               51,747
                                           ------------  ------------   ------------    ------------      ---------------
TOTAL LIABILITIES                           3,074,306     2,636,310         85,952       1,051,641            3,626,107
                                           ------------  ------------   ------------    ------------      ---------------
NET ASSETS (NOTE 6)                        $848,141,108  $278,475,408   $ 66,622,258    $ 66,019,563      $ 1,120,821,026
----------------------------------         ============  ============   ============    ============      ===============


(A)  INVESTMENT SHARES                      66,730,221    23,225,639      7,587,956       4,121,071           56,894,468
       INVESTMENTS AT COST                 $678,047,805  $255,482,395   $ 63,970,060    $ 57,672,807       $ 765,938,764

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                           Healthcare        International    JNL 5             JNL Optimized   Nasdaq(R)
                                           Sector Portfolio  Index Portfolio  Portfolio         5 Portfolio     15 Portfolio
                                           --------------    ------------     --------------    -----------     ------------
ASSETS
Investments, at value (A)                  $ 80,719,177      $457,400,655     $ 3,510,402,051   $83,942,308     $ 65,395,784
Receivables:
   Dividend receivable                               -                 -                  -              -                -
   Investment securities sold                  209,507           638,812          3,495,843        217,070           72,060
   Sub-account units sold                      163,410           330,616          8,749,407        496,513           36,744
                                           ------------      ------------     --------------    -----------     ------------
TOTAL ASSETS                                81,092,094       458,370,083      3,522,647,301     84,655,891       65,504,588
                                           ------------      ------------     --------------    -----------     ------------

LIABILITIES
Payables:
   Investment securities purchased             163,410           330,616          8,749,407        496,513           36,744
   Sub-account units redeemed                  205,802           617,512          3,332,125        213,263           68,882
   Insurance fees due to Jackson National        3,705            21,300            163,718          3,807            3,178
                                                                              --------------    -----------     ------------
                                           ------------      ------------
TOTAL LIABILITIES                              372,917           969,428         12,245,250        713,583          108,804
                                           ------------      ------------     --------------    -----------     ------------
NET ASSETS (NOTE 6)                        $ 80,719,177      $457,400,655     $ 3,510,402,051   $83,942,308     $ 65,395,784
----------------------------------         ============      ============     ==============    ===========     ============


(A)  INVESTMENT SHARES                       6,257,301        27,654,211        245,311,115      7,779,639         5,802,643
       INVESTMENTS AT COST                 $ 76,581,969      $383,144,890     $ 3,092,255,684   $78,709,006     $ 61,243,454


                                           JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM
                                           Oil & Gas            S&P           S&P 24         S&P 400 MidCap    S&P 500
                                           Sector Portfolio  10 Portfolio     Portfolio      Index Portfolio  Index Portfolio
                                           ------------      ------------     ------------   ------------     ------------
ASSETS
Investments, at value (A)                  $282,035,934      $803,247,319    $ 17,703,535    $349,594,359     $506,063,769
Receivables:
   Dividend receivable                               -                 -               -               -                -
   Investment securities sold                  516,164         1,869,080          11,848         436,322          470,541
   Sub-account units sold                      493,559           948,348          24,604         120,713          215,983
                                           ------------      ------------    ------------    ------------     ------------
TOTAL ASSETS                               283,045,657       806,064,747      17,739,987     350,151,394      506,750,293
                                           ------------      ------------    ------------    ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased             493,559           948,348          24,604         120,713          215,983
   Sub-account units redeemed                  502,499         1,832,355          11,072         419,905          446,878
   Insurance fees due to Jackson National       13,665            36,725             776          16,417           23,663
                                            ------------      ------------   ------------    ------------     ------------

TOTAL LIABILITIES                            1,009,723         2,817,428          36,452         557,035          686,524
                                           ------------      ------------    ------------    ------------     ------------
NET ASSETS (NOTE 6)                        $282,035,934      $803,247,319    $ 17,703,535    $349,594,359     $506,063,769
----------------------------------         ============      ============    ============    ============     ============


(A)  INVESTMENT SHARES                        9,728,732        51,822,408       1,718,790      23,368,607       41,962,170
       INVESTMENTS AT COST                 $260,122,744      $642,691,285    $ 17,269,600    $312,112,679     $440,116,671

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                          JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                          Select Small-Cap  Small Cap        Technology        Value Line(R)    VIP
                                          Portfolio         Index Portfolio  Sector Portfolio  25 Portfolio     Portfolio
                                          --------------    ------------     ------------      ------------     ------------
ASSETS
Investments, at value (A)                 $700,092,520      $310,494,181     $ 59,686,210      $822,800,037     $413,219,233
Receivables:
   Dividend receivable                               -                 -                -                 -                -
   Investment securities sold                1,565,237           341,753          166,241         1,581,072          329,021
   Sub-account units sold                      899,608           124,147           87,452         2,217,160          231,986
                                          ------------      ------------     ------------      ------------     ------------
TOTAL ASSETS                               702,557,365       310,960,081       59,939,903       826,598,269      413,780,240
                                          ------------      ------------     ------------      ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased             899,608           124,147           87,452         2,217,160          231,986
   Sub-account units redeemed                1,533,090           327,068          163,659         1,542,423          309,489
   Insurance fees due to Jackson National       32,147            14,685            2,582            38,649           19,532
                                          ------------      ------------     ------------      ------------     ------------
TOTAL LIABILITIES                            2,464,845           465,900          253,693         3,798,232          561,007
                                          ------------      ------------     ------------      ------------     ------------
NET ASSETS (NOTE 6)                       $700,092,520      $310,494,181     $ 59,686,210      $822,800,037     $413,219,233
----------------------------------        ============      ============     ============      ============     ============


(A)  INVESTMENT SHARES                    $ 29,428,017       20,993,521         8,726,054        52,407,646       30,450,938
       INVESTMENTS AT COST                $570,355,106      $277,338,075     $ 57,144,251      $773,051,643     $364,304,400




                                          JNL/Oppenheimer                     JNL/PIMCO                           JNL/Putnam
                                          Global Growth    JNL/Oppenheimer    Total Return      JNL/Putnam        Midcap
                                          Portfolio        Growth Portfolio   Bond Portfolio    Equity Portfolio  Growth Portfolio
                                          ------------     ------------       --------------    ------------      ------------
ASSETS
Investments, at value (A)                 $180,941,943     $ 26,960,503         $435,178,815    $103,218,517      $ 31,535,129
Receivables:
   Dividend receivable                               -                -                    -               -                 -
   Investment securities sold                  242,203            9,795              481,773          85,836            12,161
   Sub-account units sold                      145,508            6,654              719,005           2,767               595
                                          ------------     ------------         ------------    ------------      ------------
TOTAL ASSETS                               181,329,654       26,976,952          436,379,593     103,307,120        31,547,885
                                          ------------     ------------         ------------    ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased             145,508            6,654              719,005           2,767               595
   Sub-account units redeemed                  234,083            8,568              461,908          81,780            10,746
   Insurance fees due to Jackson National        8,120            1,227               19,865           4,056             1,415
                                          ------------     ------------         ------------    ------------      ------------
TOTAL LIABILITIES                              387,711           16,449            1,200,778          88,603            12,756
                                          ------------     ------------         ------------    ------------      ------------
NET ASSETS (NOTE 6)                       $180,941,943     $ 26,960,503         $435,178,815    $103,218,517      $ 31,535,129
----------------------------------        ============     ============         ============    ============      ============


(A)  INVESTMENT SHARES                      11,865,045        2,731,561           37,322,368       4,541,070         3,288,335
       INVESTMENTS AT COST                $146,398,719     $ 23,932,248         $443,493,688    $ 89,188,028      $ 26,736,582

                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                            JNL/               JNL/                                JNL/
                                            JNL/Putnam      S&P Managed        S&P Managed      JNL/               S&P Managed
                                            Value Equity    Aggressive         Conservative     S&P Managed        Moderate
                                            Portfolio       Growth Portfolio   Portfolio        Growth Portfolio   Portfolio
                                            ------------    -------------      -------------    --------------     ------------
ASSETS
Investments, at value (A)                   $154,996,981    $577,627,945        $126,363,762    $1,081,171,017     $284,241,069
Receivables:
   Dividend receivable                                 -               -                   -                 -                -
   Investment securities sold                    250,432         624,625             262,362           939,656          136,709
   Sub-account units sold                             22         197,143             214,308           578,169          275,481
                                            ------------    ------------        ------------    --------------     ------------
TOTAL ASSETS                                 155,247,435     578,449,713         126,840,432     1,082,688,842      284,653,259
                                            ------------    ------------        ------------    --------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                    22         197,143             214,308           578,169          275,481
   Sub-account units redeemed                    244,249         599,550             256,118           891,187          122,811
   Insurance fees due to Jackson National          6,183          25,075               6,244            48,469           13,898
                                            ------------    ------------        ------------    --------------     ------------
TOTAL LIABILITIES                                250,454         821,768             476,670         1,517,825          412,190
                                            ------------    ------------        ------------    --------------     ------------
NET ASSETS (NOTE 6)                         $154,996,981    $577,627,945        $126,363,762    $1,081,171,017     $284,241,069
----------------------------------          ============    ============        ============    ==============     ============


(A)  INVESTMENT SHARES                         7,583,023      41,526,092          11,192,539        79,381,132       23,885,804
       INVESTMENTS AT COST                  $123,711,830    $478,387,981        $120,720,735     $ 934,035,865     $266,454,102


                                            JNL/                                                                    JNL/
                                            S&P Managed       JNL/              JNL/              JNL/              S&P Retirement
                                            Moderate          S&P Retirement    S&P Retirement    S&P Retirement    Income
                                            Growth Portfolio  2015 Portfolio    2020 Portfolio    2025 Portfolio    Portfolio
                                            --------------    --------------    ------------      ------------      ------------
ASSETS
Investments, at value (A)                   $993,884,149      $ 4,568,016       $ 1,847,130         $ 939,283       $ 8,220,346
Receivables:
   Dividend receivable                                 -                 -                 -                 -                 -
   Investment securities sold                    811,501             3,950             1,960               658             5,403
   Sub-account units sold                        371,728             1,907                 -                 -                27
                                            ------------      ------------      ------------      ------------      ------------
TOTAL ASSETS                                 995,067,378         4,573,873         1,849,090           939,941         8,225,776
                                            ------------      ------------      ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased               371,728             1,907                 -                 -                27
   Sub-account units redeemed                    765,407             3,740             1,886               620             5,039
   Insurance fees due to Jackson National         46,094               210                74                38               364
                                            ------------      ------------      ------------      ------------      ------------
TOTAL LIABILITIES                              1,183,229             5,857             1,960               658             5,430
                                            ------------      ------------      ------------      ------------      ------------
NET ASSETS (NOTE 6)                         $993,884,149      $ 4,568,016       $ 1,847,130         $ 939,283       $ 8,220,346
----------------------------------          ============      ============      ============      ============      ============


(A)  INVESTMENT SHARES                        75,985,027           415,274           165,960            83,865           765,395
       INVESTMENTS AT COST                  $889,503,963       $ 4,270,369       $ 1,727,876         $ 892,504       $ 7,855,185

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                JNL/               JNL/Select        JNL/Select        JNL/
                                                Select Balanced    Global            Large Cap         Select Money
                                                Portfolio          Growth Portfolio  Growth Portfolio  Market Portfolio
                                                --------------     --------------    --------------    ------------
ASSETS
Investments, at value (A)                       $413,630,121       $109,223,427      $139,074,319      $247,132,979
Receivables:
   Dividend receivable                                     -                  -                 -            61,037
   Investment securities sold                        222,992            291,026           387,555           520,674
   Sub-account units sold                            312,476             40,123            88,250         1,326,681
                                                ------------       ------------      ------------      ------------
TOTAL ASSETS                                     414,165,589        109,554,576       139,550,124       249,041,371
                                                ------------       ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased                   312,476             40,123            88,250         1,326,681
   Sub-account units redeemed                        205,478            286,712           381,938           509,202
   Insurance fees due to Jackson National             17,514              4,314             5,617            11,472
                                                ------------       ------------      ------------      ------------
TOTAL LIABILITIES                                    535,468            331,149           475,805         1,847,355
                                                ------------       ------------      ------------      ------------
NET ASSETS (NOTE 6)                             $413,630,121       $109,223,427      $139,074,319      $247,194,016
----------------------------------              ============       ============      ============      ============


(A)  INVESTMENT SHARES                            23,840,353          4,913,335         6,444,593       247,132,979
       INVESTMENTS AT COST                      $366,885,075       $107,259,398      $129,952,424      $247,132,899



                                                JNL/             JNL/T. Rowe        JNL/T. Rowe          JNL/
                                                Select Value     Price Established  Price Mid-Cap     T. Rowe Price
                                                Portfolio        Growth Portfolio   Growth Portfolio  Value Portfolio
                                                ------------     -------------      --------------    -------------
ASSETS
Investments, at value (A)                       $165,653,911     $366,621,487        $395,853,561      $323,912,532
Receivables:
   Dividend receivable                                     -                 -                  -                 -
   Investment securities sold                        106,579           301,289            273,940           510,882
   Sub-account units sold                            355,917           176,283            947,123           803,095
                                                ------------     -------------       ------------      ------------
TOTAL ASSETS                                     166,116,407       367,099,059        397,074,624       325,226,509
                                                ------------     -------------       ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased                   355,917           176,283            947,123           803,095
   Sub-account units redeemed                         99,073           285,775            257,058           496,523
   Insurance fees due to Jackson National              7,506            15,514             16,882            14,359
                                                ------------     -------------       ------------      ------------
TOTAL LIABILITIES                                    462,496           477,572          1,221,063         1,313,977
                                                ------------     -------------       ------------      ------------
NET ASSETS (NOTE 6)                             $165,653,911     $366,621,487        $395,853,561      $323,912,532
----------------------------------              ============     =============       ============      ============


(A)  INVESTMENT SHARES                             8,525,677        16,786,698         13,621,939        20,737,038
       INVESTMENTS AT COST                      $151,222,478      $284,225,016       $351,177,601      $272,855,247



                                                JNL/Western      JNL/Western
                                                High Yield       Strategic
                                                Bond Portfolio   Bond Portfolio
                                                ------------     ------------
ASSETS
Investments, at value (A)                       $284,124,305     $251,052,512
Receivables:
   Dividend receivable                                     -                -
   Investment securities sold                        242,984          287,265
   Sub-account units sold                            967,009          116,213
                                                ------------     ------------
TOTAL ASSETS                                     285,334,298      251,455,990
                                                ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                   967,009          116,213
   Sub-account units redeemed                        230,398          275,919
   Insurance fees due to Jackson National             12,586           11,346
                                                ------------     ------------
TOTAL LIABILITIES                                  1,209,993          403,478
                                                ------------     ------------
NET ASSETS (NOTE 6)                             $284,124,305     $251,052,512
----------------------------------              ============     ============


(A)  INVESTMENT SHARES                            34,565,001       21,661,131
       INVESTMENTS AT COST                      $288,721,220     $245,028,828

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

                                                   JNL/Western
                                                   U.S. Government
                                                   & Quality
                                                   Bond Portfolio
                                                   ------------
ASSETS
Investments, at value (A)                          $167,521,342
Receivables:
   Dividend receivable                                        -
   Investment securities sold                            85,953
   Sub-account units sold                                31,366
                                                   ------------
TOTAL ASSETS                                        167,638,661
                                                   ------------

LIABILITIES
Payables:
   Investment securities purchased                       31,366
   Sub-account units redeemed                            78,799
   Insurance fees due to Jackson National                 7,154
                                                   ------------
TOTAL LIABILITIES                                       117,319
                                                   ------------
NET ASSETS (NOTE 6)                                $167,521,342
----------------------------------                 ============


(A)  INVESTMENT SHARES                               14,656,285
       INVESTMENTS AT COST                         $166,910,575

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006



                                                      Fifth             Fifth Third     Fifth           Fifth Third
                                                      Third Balanced    Disciplined     Third Mid Cap   Quality Growth
                                                      VIP Portfolio     VIP Portfolio   VIP Portfolio   VIP Portfolio
                                                      ------------      ------------    ------------    ------------
INVESTMENT INCOME
   Dividends                                              $ 3,112         $ 223,829           $ 817        $ 45,670
                                                      ------------      ------------    ------------    ------------

EXPENSES
   Insurance charges (Note 3)                               2,134           121,267          50,169          97,042
                                                      ------------      ------------    ------------    ------------
TOTAL EXPENSES                                              2,134           121,267          50,169          97,042
                                                      ------------      ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                                  978           102,562         (49,352)        (51,372)
                                                      ------------      ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                  1,122            55,807               -               -
   Investments                                                328           146,628          73,543          72,232
Net change in unrealized appreciation
   (depreciation) on investments                            7,282           917,126         207,303         158,225
                                                      ------------      ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN                            8,732         1,119,561         280,846         230,457
                                                      ------------      ------------    ------------    ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 9,710       $ 1,222,123       $ 231,494       $ 179,085
----------------------------------                    ============      ============    ============    ============



                                                      JNL/               JNL/AIM         JNL/
                                                      AIM Large Cap      Real Estate     AIM Small Cap      JNL/Alger
                                                      Growth Portfolio   Portfolio       Growth Portfolio   Growth Portfolio
                                                      ------------       -------------   ------------       ------------
INVESTMENT INCOME
   Dividends                                             $ 20,161         $ 1,182,597            $ -           $ 22,340
                                                      ------------       -------------   ------------       ------------

EXPENSES
   Insurance charges (Note 3)                           1,359,101           1,295,783        779,075          2,114,122
                                                      ------------       -------------   ------------       ------------
TOTAL EXPENSES                                          1,359,101           1,295,783        779,075          2,114,122
                                                      ------------       -------------   ------------       ------------
NET INVESTMENT INCOME (LOSS)                           (1,338,940)           (113,186)      (779,075)        (2,091,782)
                                                      ------------       -------------   ------------       ------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                      -             253,947      3,732,374                  -
   Investments                                          4,243,407           3,130,676      3,662,767          4,492,946
Net change in unrealized appreciation
   (depreciation) on investments                        2,313,435          18,316,518     (1,279,235)         1,497,913
                                                      ------------       -------------   ------------       ------------
NET REALIZED AND UNREALIZED GAIN                        6,556,842          21,701,141      6,115,906          5,990,859
                                                      ------------       -------------   ------------       ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 5,217,902        $ 21,587,955    $ 5,336,831        $ 3,899,077
----------------------------------                    ============       =============   ============       ============


                                                                         JNL/Eagle
                                                      JNL/Eagle Core     Small/Cap
                                                      Equity Portfolio   Equity Portfolio
                                                      ------------       ------------
INVESTMENT INCOME
   Dividends                                             $ 13,587                $ -
                                                      ------------       ------------

EXPENSES
   Insurance charges (Note 3)                           1,182,851          1,384,507
                                                      ------------       ------------
TOTAL EXPENSES                                          1,182,851          1,384,507
                                                      ------------       ------------
NET INVESTMENT INCOME (LOSS)                           (1,169,264)        (1,384,507)
                                                      ------------       ------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
    Distributions from investment companies                     -          8,362,689
    Investments                                         2,737,894          7,952,811
Net change in unrealized appreciation
   (depreciation) on investments                        6,218,743           (502,174)
                                                      ------------       ------------
NET REALIZED AND UNREALIZED GAIN                        8,956,637         15,813,326
                                                      ------------       ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 7,787,373        $ 14,428,819
----------------------------------                    ============       ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                      JNL/FMR              JNL/FMR              JNL/Franklin         JNL/Franklin
                                                      Balanced             Mid-Cap              Templeton        Templeton Small Cap
                                                      Portfolio            Equity Portfolio     Income Portfolio     Value Portfolio
                                                      --------------       -------------        --------------       ------------
INVESTMENT INCOME
   Dividends                                            $ 1,294,745                 $ -         $ 1,418,380            $ 424,498
                                                      --------------       -------------        ------------         ------------

EXPENSES
   Insurance charges (Note 3)                             2,109,641           1,681,317             280,925              502,131
                                                      --------------       -------------        ------------         ------------
TOTAL EXPENSES                                            2,109,641           1,681,317             280,925              502,131
                                                      --------------       -------------        ------------         ------------
NET INVESTMENT INCOME (LOSS)                               (814,896)         (1,681,317)          1,137,455              (77,633)
                                                      --------------       -------------        ------------         ------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                2,421,622                   -                   -                    -
   Investments                                            4,640,857           4,301,392             139,927              662,497
Net change in unrealized appreciation
   on investments                                         5,618,648           8,594,390           1,387,708            2,807,173
                                                      --------------       -------------        ------------         ------------
NET REALIZED AND UNREALIZED GAIN                         12,681,127          12,895,782           1,527,635            3,469,670
                                                      --------------       -------------        ------------         ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 11,866,231        $ 11,214,465         $ 2,665,090          $ 3,392,037
----------------------------------                    ==============       =============        ============         ============



                                                      JNL/Goldman Sachs          JNL/Goldman Sachs       JNL/JPMorgan
                                                         Mid Cap                 Short Duration          International
                                                      Value Portfolio            Bond Portfolio          Equity Portfolio
                                                      ---------------            ---------------         ------------
INVESTMENT INCOME
   Dividends                                               $ 904,553                      $ -            $ 1,832,104
                                                      ---------------            -------------           ------------

EXPENSES
   Insurance charges (Note 3)                                612,202                  216,237              1,711,664
                                                      ---------------            -------------           ------------
TOTAL EXPENSES                                               612,202                  216,237              1,711,664
                                                      ---------------            -------------           ------------
NET INVESTMENT INCOME (LOSS)                                 292,351                 (216,237)               120,440
                                                      ---------------            -------------           ------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                         -                        -                      -
   Investments                                               904,704                  145,651              8,669,304
Net change in unrealized appreciation
   on investments                                          3,752,999                  475,574             11,524,816
                                                      ---------------            -------------           ------------
NET REALIZED AND UNREALIZED GAIN                           4,657,703                  621,225             20,194,120
                                                      ---------------            -------------           ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ 4,950,054                $ 404,988            $ 20,314,560
----------------------------------                    ===============            =============           ============



                                                      JNL/JPMorgan          JNL/Lazard                JNL/Lazard
                                                      International         Emerging                  Mid Cap
                                                      Value Portfolio       Markets Portfolio(a)      Value Portfolio
                                                      ------------          ------------              --------------
INVESTMENT INCOME
   Dividends                                          $ 4,935,492                   $ -                 $ 5,025,498
                                                      ------------          ------------              --------------

EXPENSES
   Insurance charges (Note 3)                           3,352,978               138,545                   2,801,654
                                                      ------------          ------------              --------------
TOTAL EXPENSES                                          3,352,978               138,545                   2,801,654
                                                      ------------          ------------              --------------
NET INVESTMENT INCOME (LOSS)                            1,582,514              (138,545)                  2,223,844
                                                      ------------          ------------              --------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies              3,394,085                     -                  11,974,595
   Investments                                         13,057,167               218,748                     823,071
Net change in unrealized appreciation
   (on investments                                     33,442,445             3,525,389                   5,296,059
                                                      ------------          ------------              --------------
NET REALIZED AND UNREALIZED GAIN                       49,893,697             3,744,137                  18,093,725
                                                      ------------          ------------              --------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 51,476,211           $3,605,592                $ 20,317,569
----------------------------------                    ============          ============              ==============

(a) Commencement of operations May 1, 2006.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                          JNL/Lazard                          JNL/MCM           JNL/MCM           JNL/MCM
                                          Small Cap         JNL/MCM           Bond Index        Communications    Consumer Brands
                                          Value Portfolio   25 Portfolio      Portfolio        Sector Portfolio   Sector Portfo1io
                                          ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME
   Dividends                             $ 12,332,567              $ -        $ 4,607,928         $ 778,859          $ 43,659
                                          ------------      ------------      ------------      ------------      ------------

EXPENSES
   Insurance charges (Note 3)               2,122,023        10,536,572         3,420,822           561,477           310,008
                                          ------------      ------------      ------------      ------------      ------------
TOTAL EXPENSES                              2,122,023        10,536,572         3,420,822           561,477           310,008
                                          ------------      ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)               10,210,544       (10,536,572)        1,187,106           217,382          (266,349)
                                          ------------      ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment comp      10,119,667                 -                 -           594,857           291,960
   Investments                              2,645,938        20,037,849           234,785         1,914,426           689,519
Net change in unrealized appreciation
   (depreciation) on investments           (6,180,211)       53,271,340         2,877,145         6,622,054         1,560,036
                                          ------------      ------------      ------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN            6,585,394        73,309,189         3,111,930         9,131,337         2,541,515
                                          ------------      ------------      ------------      ------------      ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $ 16,795,938     $ 62,772,617       $ 4,299,036       $ 9,348,719       $ 2,275,166
----------------------------------        ============      ============      ============      ============      ============

                                                                              JNL/MCM
                                          JNL/MCM           JNL/MCM           Enhanced          JNL/MCM           JNL/MCM
                                          Dow SM            Dow Dividend      S&P 500 Stock     Financial         Global
                                          Portfolio         Portfolio (a)     Index Portfoli    Sector Portfolio  15 Portfolio
                                          -------------     ------------      ------------      ------------      ------------
INVESTMENT INCOME
   Dividends                                       $ -              $ -       $ 4,087,978         $ 658,562               $ -
                                          -------------     ------------      ------------      ------------      ------------

EXPENSES
   Insurance charges (Note 3)               11,451,814        1,783,552           907,747           748,385        14,234,654
                                          -------------     ------------      ------------      ------------      ------------
TOTAL EXPENSES                              11,451,814        1,783,552           907,747           748,385        14,234,654
                                          -------------     ------------      ------------      ------------      ------------
NET INVESTMENT INCOME (LOSS)               (11,451,814)      (1,783,552)        3,180,231           (89,823)      (14,234,654)
                                          -------------     ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment comp                -                -         2,335,951           350,068                 -
   Investments                              24,261,327        1,531,518         1,313,280         3,584,197        60,066,180
Net change in unrealized appreciation
   (depreciation) on investments           153,975,982       22,993,014         1,077,188         3,858,751       232,332,086
                                          -------------     ------------      ------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN           178,237,309       24,524,532         4,726,419         7,793,016       292,398,266
                                          -------------     ------------      ------------      ------------      ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $166,785,495     $ 22,740,980       $ 7,906,650       $ 7,703,193       $278,163,612
----------------------------------        =============     ============      ============      ============      ============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                             JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                                                           Healthcare       International         JNL 5         JNL Optimized
                                                         Sector Portfolio  Index Portfolio      Portfolio      5 Portfolio (a)
                                                         ----------------  -----------------  ---------------  -----------------
INVESTMENT INCOME
   Dividends                                                   $ 449,019       $ 12,043,138      $ 9,902,989          $ 332,135
                                                         ----------------  -----------------  ---------------  -----------------

EXPENSES
   Insurance charges (Note 3)                                  1,224,489          6,068,453       37,951,706            395,812
                                                         ----------------  -----------------  ---------------  -----------------
TOTAL EXPENSES                                                 1,224,489          6,068,453       37,951,706            395,812
                                                         ----------------  -----------------  ---------------  -----------------
NET INVESTMENT INCOME (LOSS)                                    (775,470)         5,974,685      (28,048,717)           (63,677)
                                                         ----------------  -----------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                     1,696,401          1,912,773          446,249                  -
   Investments                                                 1,820,883         11,619,192       31,458,868            627,983
Net change in unrealized appreciation
   (depreciation) on investments                                 576,341         56,607,861      348,932,921          5,233,302
                                                         ----------------  -----------------  ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN                               4,093,625         70,139,826      380,838,038          5,861,285
                                                         ----------------  -----------------  ---------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           $ 3,318,155       $ 76,114,511    $ 352,789,321        $ 5,797,608
-------------------------------------------------        ================  =================  ===============  =================


                                                              JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                                                              Nasdaq(R)       Oil & Gas          S&P(R)          S&P 24
                                                           15 Portfolio     Sector Portfolio  10 Portfolio   Portfolio (a)
                                                          ----------------  ---------------   -------------  ---------------
INVESTMENT INCOME
   Dividends                                                          $ -      $ 3,083,739             $ -              $ -
                                                          ----------------  ---------------   -------------  ---------------

EXPENSES
   Insurance charges (Note 3)                                     930,724        4,205,475      12,712,105           88,439
                                                          ----------------  ---------------   -------------  ---------------
TOTAL EXPENSES                                                    930,724        4,205,475      12,712,105           88,439
                                                          ----------------  ---------------   -------------  ---------------
NET INVESTMENT INCOME (LOSS)                                     (930,724)      (1,121,736)    (12,712,105)         (88,439)
                                                          ----------------  ---------------   -------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                              -       10,524,248               -                -
   Investments                                                     13,947       18,865,874      63,456,083           16,348
Net change in unrealized appreciation
   (depreciation) on investments                                2,709,360        3,612,788     (32,612,212)         433,935
                                                          ----------------  ---------------   -------------  ---------------
NET REALIZED AND UNREALIZED GAIN                                2,723,307       33,002,910      30,843,871          450,283
                                                          ----------------  ---------------   -------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            $ 1,792,583     $ 31,881,174    $ 18,131,766        $ 361,844
-------------------------------------------------         ================  ===============   =============  ===============


                                                               JNL/MCM             JNL/MCM
                                                           S&P 400 MidCap          S&P 500
                                                           Index Portfolio     Index Portfolio
                                                          ------------------   ----------------
INVESTMENT INCOME
   Dividends                                                    $ 4,507,092        $ 7,043,038
                                                          ------------------   ----------------

EXPENSES
   Insurance charges (Note 3)                                     5,312,507          7,410,074
                                                          ------------------   ----------------
TOTAL EXPENSES                                                    5,312,507          7,410,074
                                                          ------------------   ----------------
                                                          ------------------   ----------------
NET INVESTMENT INCOME (LOSS)                                       (805,415)          (367,036)
                                                          ------------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                        9,556,519          2,403,501
   Investments                                                   11,079,853          9,060,204
Net change in unrealized appreciation
   (depreciation) on investments                                  3,280,795         44,465,062
                                                          ------------------   ----------------
NET REALIZED AND UNREALIZED GAIN                                 23,917,167         55,928,767
                                                          ------------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             $ 23,111,752       $ 55,561,731
-------------------------------------------------         ==================   ================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                   JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                              Select Small-Cap       Small Cap       Technology        Value Line(R)
                                                  Portfolio       Index Portfolio   Sector Portfolio   25 Portfolio
                                              ----------------    ---------------   --------------    ---------------
INVESTMENT INCOME
   Dividends                                                $ -       $ 4,559,760        $ 42,825                $ -
                                              ------------------  ----------------  --------------    ---------------

EXPENSES
   Insurance charges (Note 3)                        10,351,252         4,618,286         712,688         11,239,849
                                              ------------------  ----------------  --------------    ---------------
TOTAL EXPENSES                                       10,351,252         4,618,286         712,688         11,239,849
                                              ------------------  ----------------  --------------    ---------------
                                              ------------------  ----------------  --------------    ---------------
NET INVESTMENT INCOME (LOSS)                        (10,351,252)          (58,526)       (669,863)       (11,239,849)
                                              ------------------  ----------------  --------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -        14,981,635         101,833                  -
   Investments                                       26,307,575        11,146,953        (646,111)        15,223,904
Net change in unrealized appreciation
  (depreciation) on investments                      31,262,322        11,616,724       4,357,911        (20,175,748)
                                              ------------------  ----------------  --------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              57,569,897        37,745,312       3,813,633         (4,951,844)
                                              ------------------  ----------------  --------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 47,218,645      $ 37,686,786     $ 3,143,770      $ (16,191,693)
------------------------------------------    ==================  ================  ==============    ===============


                                                 JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO
                                                   VIP          Global Growth     JNL/Oppenheimer     Total Return
                                                Portfolio         Portfolio       Growth Portfolio   Bond Portfolio
                                              ---------------  ----------------   -----------------  ---------------
INVESTMENT INCOME
   Dividends                                     $ 1,715,760         $ 830,174                 $ -     $ 15,573,987
                                              ---------------  ----------------   -----------------  ---------------

EXPENSES
   Insurance charges (Note 3)                      5,513,597         2,455,117             429,111        6,133,606
                                              ---------------  ----------------   -----------------  ---------------
TOTAL EXPENSES                                     5,513,597         2,455,117             429,111        6,133,606
                                              ---------------  ----------------   -----------------  ---------------
                                              ---------------  ----------------   -----------------  ---------------
NET INVESTMENT INCOME (LOSS)                      (3,797,837)       (1,624,943)           (429,111)       9,440,381
                                              ---------------  ----------------   -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            33,217         5,711,700                   -          111,246
   Investments                                     4,979,967         9,488,957             916,126         (966,370)
Net change in unrealized appreciation
  (depreciation) on investments                   33,778,179         7,846,062             248,553       (1,415,611)
                                              ---------------  ----------------   -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)           38,791,363        23,046,719           1,164,679       (2,270,735)
                                              ---------------  ----------------   -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ 34,993,526      $ 21,421,776           $ 735,568      $ 7,169,646
------------------------------------------    ===============  ================   =================  ===============


                                                                  JNL/Putnam
                                                JNL/Putnam          Midcap
                                              Equity Portfolio  Growth Portfolio
                                              ----------------  ---------------
INVESTMENT INCOME
   Dividends                                       $ 397,020               $ -
                                              ---------------   ---------------

EXPENSES
   Insurance charges (Note 3)                      1,548,282           532,825
                                              ---------------   ---------------
TOTAL EXPENSES                                     1,548,282           532,825
                                              ---------------   ---------------
                                              ---------------   ---------------
NET INVESTMENT INCOME (LOSS)                      (1,151,262)         (532,825)
                                              ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                 -
   Investments                                     2,038,977         2,438,390
Net change in unrealized appreciation
  (depreciation) on investments                   10,996,138          (860,069)
                                              ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)           13,035,115         1,578,321
                                              ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ 11,883,853       $ 1,045,496
------------------------------------------    ===============   ===============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                   JNL/               JNL/                                JNL/
                                                JNL/Putnam     S&P Managed         S&P Managed          JNL/           S&P Managed
                                               Value Equity     Aggressive        Conservative       S&P Managed        Moderate
                                                 Portfolio     Growth Portfolio     Portfolio       Growth Portfolio    Portfolio
                                               --------------  -------------      --------------    --------------    --------------
INVESTMENT INCOME
   Dividends                                        $ 49,310    $ 3,486,928         $ 2,175,780      $ 10,307,010       $ 4,604,147
                                               --------------  -------------      --------------    --------------    --------------

EXPENSES
   Insurance charges (Note 3)                      2,317,803      8,659,903           1,770,396        16,072,717         3,774,756
                                               --------------  -------------      --------------    --------------    --------------
TOTAL EXPENSES                                     2,317,803      8,659,903           1,770,396        16,072,717         3,774,756
                                               --------------  -------------      --------------    --------------    --------------
                                               --------------  -------------      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                      (2,268,493)    (5,172,975)            405,384        (5,765,707)          829,391
                                               --------------  -------------      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                 -     30,639,961             548,529        43,548,033         2,019,021
   Investments                                     6,827,770     23,727,881           1,338,875        28,361,462         2,376,441
Net change in unrealized appreciation
   on investments                                 12,361,341     22,196,073           3,715,975        50,034,429        12,512,578
                                               --------------  -------------      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN                  19,189,111     76,563,915           5,603,379       121,943,924        16,908,040
                                               --------------  -------------      --------------    --------------    --------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 16,920,618   $ 71,390,940         $ 6,008,763      $116,178,217      $ 17,737,431
-------------------------------------------    ==============  =============      ==============    ==============    ==============



                                                     JNL/
                                                 S&P Managed              JNL/                 JNL/                JNL/
                                                   Moderate          S&P Retirement        S&P Retirement      S&P Retirement
                                                 Growth Portfolio   2015 Portfolio(a)     2020 Portfolio(a)  2025 Portfolio(a)
                                                 -----------------   ---------------       --------------      --------------
INVESTMENT INCOME
   Dividends                                     $ 12,014,080                   $ -                  $ -                 $ -
                                                 -------------       ---------------       --------------      --------------

EXPENSES
   Insurance charges (Note 3)                      14,701,745                29,773               10,081               3,542
                                                 -------------       ---------------       --------------      --------------
TOTAL EXPENSES                                     14,701,745                29,773               10,081               3,542
                                                 -------------       ---------------       --------------      --------------
                                                 -------------       ---------------       --------------      --------------
NET INVESTMENT INCOME (LOSS)                       (2,687,665)              (29,773)             (10,081)             (3,542)
                                                 -------------       ---------------       --------------      --------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies         26,238,273                     -                    -                   -
   Investments                                     19,152,004                14,119                1,488               2,947
Net change in unrealized appreciation
   on investments                                  43,751,178               297,647              119,253              46,779
                                                 -------------       ---------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN                   89,141,455               311,766              120,741              49,726
                                                 -------------       ---------------       --------------      --------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 86,453,790             $ 281,993            $ 110,660            $ 46,184
-------------------------------------------      =============       ===============       ==============      ==============


                                                      JNL/
                                                   S&P Retirement
                                                      Income
                                                  Portfolio (a)
                                                   ---------------
INVESTMENT INCOME
   Dividends                                                  $ -
                                                   ---------------

EXPENSES
   Insurance charges (Note 3)                              54,490
                                                   ---------------
TOTAL EXPENSES                                             54,490
                                                   ---------------
                                                   ---------------
NET INVESTMENT INCOME (LOSS)                              (54,490)
                                                   ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                      -
   Investments                                             57,619
Net change in unrealized appreciation
   on investments                                         365,162
                                                   ---------------
NET REALIZED AND UNREALIZED GAIN                          422,781
                                                   ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      $ 368,291
-------------------------------------------        ===============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                               JNL/           JNL/Select       JNL/Select           JNL/              JNL/
                                           Select Balanced      Global         Large Cap        Select Money       Select Value
                                             Portfolio       Growth Portfolio Growth Portfolio  Market Portfolio    Portfolio
                                           --------------    -------------    -------------     --------------     ------------
INVESTMENT INCOME
   Dividends                                $ 10,438,952        $ 337,405              $ -        $ 9,255,317       $3,759,766
                                           --------------    -------------    -------------     --------------     ------------

EXPENSES
   Insurance charges (Note 3)                  5,835,549        1,614,942        2,158,815          3,505,903        1,809,287
                                           --------------    -------------    -------------     --------------     ------------
TOTAL EXPENSES                                 5,835,549        1,614,942        2,158,815          3,505,903        1,809,287
                                           --------------    -------------    -------------     --------------     ------------
NET INVESTMENT INCOME (LOSS)                   4,603,403       (1,277,537)      (2,158,815)         5,749,414        1,950,479
                                           --------------    -------------    -------------     --------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies     2,262,208                -                -                  -        4,344,392
   Investments                                 8,237,500       (1,676,959)       1,571,592                440        3,731,170
Net change in unrealized appreciation
  (depreciation) on investments               28,565,497       15,358,070        4,486,384               (439)      10,023,529
                                           --------------    -------------    -------------     --------------     ------------
NET REALIZED AND UNREALIZED GAIN              39,065,205       13,681,111        6,057,976                  1       18,099,091
                                           --------------    -------------    -------------     --------------     ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $ 43,668,608     $ 12,403,574      $ 3,899,161        $ 5,749,415      $ 20,049,570
-------------------------------------      ==============    =============    =============     ==============     ============


                                           JNL/T. Rowe         JNL/T. Rowe          JNL/          JNL/Western      JNL/Western
                                           Price Established  Price Mid-Cap     T. Rowe Price      High Yield       Strategic
                                           Growth Portfolio   Growth Portfolio  Value Portfolio  Bond Portfolio    Bond Portfolio
                                           -------------      --------------    --------------   ---------------   ------------
INVESTMENT INCOME
   Dividends                                $ 1,504,537         $ 3,294,336       $ 3,815,758      $ 18,064,954      $ 195,120
                                           -------------      --------------    --------------   ---------------   ------------

EXPENSES
   Insurance charges (Note 3)                 5,241,078           6,046,417         4,548,743         3,848,938      3,475,299
                                           -------------      --------------    --------------   ---------------   ------------
TOTAL EXPENSES                                5,241,078           6,046,417         4,548,743         3,848,938      3,475,299
                                           -------------      --------------    --------------   ---------------   ------------
NET INVESTMENT INCOME (LOSS)                 (3,736,541)         (2,752,081)         (732,985)       14,216,016     (3,280,179)
                                           -------------      --------------    --------------   ---------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies    2,873,994          29,228,951        17,574,328                 -              -
   Investments                               18,060,769          22,707,173        13,125,688        (1,531,901)      (493,495)
Net change in unrealized appreciation
  (depreciation) on investments              22,496,691         (29,610,098)       18,002,785         7,950,104     10,636,386
                                           -------------      --------------    --------------   ---------------   ------------
NET REALIZED AND UNREALIZED GAIN             43,431,454          22,326,026        48,702,801         6,418,203     10,142,891
                                           -------------      --------------    --------------   ---------------   ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                         $ 39,694,913        $ 19,573,945      $ 47,969,816      $ 20,634,219     $6,862,712
-------------------------------------      =============      ==============    ==============   ===============   ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                JNL/Western
                                              U.S. Government
                                                  & Quality
                                               Bond Portfolio
                                             -------------------
INVESTMENT INCOME
   Dividends                                                $ -
                                             -------------------

EXPENSES
   Insurance charges (Note 3)                         2,585,339
                                             -------------------
TOTAL EXPENSES                                        2,585,339
                                             -------------------
                                             -------------------
NET INVESTMENT (LOSS)                                (2,585,339)
                                             -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -
   Investments                                       (1,720,470)
Net change in unrealized appreciation
   on investments                                     7,172,678
                                             -------------------
NET REALIZED AND UNREALIZED GAIN                      5,452,208
                                             -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 2,866,869
--------------------------------------       ===================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                 Fifth        Fifth Third           Fifth        Fifth Third         JNL/
                                              Third Balanced  Disciplined Value   Third Mid Cap  Quality Growth  AIM Large Cap
                                              VIP Portfolio   VIP Portfolio      VIP Portfolio   VIP Portfolio   Growth Portfolio
                                              ------------    -------------      ------------    ------------    -------------
OPERATIONS
   Net investment income (loss)                     $ 978        $ 102,562         $ (49,352)      $ (51,372)    $ (1,338,940)
   Net realized gain (loss) on investments          1,450          202,435            73,543          72,232        4,243,407
   Net change in unrealized appreciation
    (depreciation) on investments                   7,282          917,126           207,303         158,225        2,313,435
                                              ------------    -------------      ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  9,710        1,222,123           231,494         179,085        5,217,902
                                              ------------    -------------      ------------    ------------    -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      11,942          967,177           277,155         732,370       16,714,896
   Surrenders and terminations                     (6,558)        (436,719)         (157,137)       (298,243)      (7,143,662)
   Transfers between portfolios                    (7,710)         (57,999)           51,590         167,355       (2,424,027)
   Net annuitization transactions                       -                -                 -               -           18,155
   Policyholder charges (Note 3)                     (419)         (11,148)           (5,117)        (10,053)        (164,303)
                                              ------------    -------------      ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (2,745)         461,311           166,491         591,429        7,001,059
                                              ------------    -------------      ------------    ------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS               6,965        1,683,434           397,985         770,514       12,218,961

NET ASSETS BEGINNING OF PERIOD                    138,646        6,339,347         2,722,413       5,254,949       77,264,739
                                              ------------    -------------      ------------    ------------    -------------

NET ASSETS END OF PERIOD                        $ 145,611      $ 8,022,781       $ 3,120,398     $ 6,025,463     $ 89,483,700
------------------------------------------    ============    =============      ============    ============    =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             11,435          406,265           168,609         708,532        6,605,162

      Units Issued                                  2,736           84,394            30,486         158,624        2,685,350
      Units Redeemed                               (2,850)         (56,564)          (20,545)        (78,550)      (2,080,573)
                                              ------------    -------------      ------------    ------------    -------------

Units Outstanding at December 31, 2006             11,321          434,095           178,550         788,606        7,209,939
                                              ============    =============      ============    ============    =============




                                                JNL/AIM         JNL/                                               JNL/Eagle
                                              Real Estate   AIM Small Cap      JNL/Alger        JNL/Eagle Core      SmallCap
                                               Portfolio    Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio
                                              ------------  -------------     -------------     -------------     -------------
OPERATIONS
   Net investment income (loss)                $ (113,186)    $ (779,075)     $ (2,091,782)     $ (1,169,264)     $ (1,384,507)
   Net realized gain (loss) on investments      3,384,623      7,395,141         4,492,946         2,737,894        16,315,500
   Net change in unrealized appreciation
    (depreciation) on investments              18,316,518     (1,279,235)        1,497,913         6,218,743          (502,174)
                                              ------------  -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             21,587,955      5,336,831         3,899,077         7,787,373        14,428,819
                                              ------------  -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                  50,876,943      7,526,598         9,135,051         3,549,252        13,740,746
   Surrenders and terminations                 (3,881,782)    (4,189,257)      (22,620,827)       (9,166,170)      (10,683,828)
   Transfers between portfolios                60,131,208     (5,811,644)      (15,758,816)       (4,210,444)        6,698,428
   Net annuitization transactions                       -         53,869           (40,920)           18,462           (51,052)
   Policyholder charges (Note 3)                  (70,279)       (96,339)         (242,476)         (104,080)         (116,450)
                                              ------------  -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      107,056,090     (2,516,773)      (29,527,988)       (9,912,980)        9,587,844
                                              ------------  -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS         128,644,045      2,820,058       (25,628,911)       (2,125,607)       24,016,663

NET ASSETS BEGINNING OF PERIOD                 23,176,602     45,043,273       157,539,730        80,193,473        80,053,058
                                              ------------  -------------     -------------     -------------     -------------

NET ASSETS END OF PERIOD                      $151,820,647  $ 47,863,331      $ 131,910,819     $ 78,067,866      $104,069,721
------------------------------------------    ============  =============     =============     =============     =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005          2,004,859      3,570,161         8,153,498         4,662,983         4,180,785

      Units Issued                              8,912,000      1,156,550         1,088,265           567,683         1,783,363
      Units Redeemed                           (1,121,445)    (1,358,384)       (2,621,032)       (1,122,137)       (1,368,965)
                                              ------------  -------------     -------------     -------------     -------------

Units Outstanding at December 31, 2006          9,795,414      3,368,327         6,620,731         4,108,529         4,595,183
                                              ============  =============     =============     =============     =============

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                 JNL/FMR           JNL/FMR            JNL/Franklin          JNL/Franklin
                                                Balanced           Mid-Cap             Templeton          Templeton Small Cap
                                                Portfolio       Equity Portfolio    Income Portfolio (a)   Value Portfolio
                                          -----------------     --------------      -----------------     ------------------
OPERATIONS
   Net investment income (loss)                 $ (814,896)      $ (1,681,317)           $ 1,137,455              $ (77,633)
   Net realized gain on investments              7,062,479          4,301,392                139,927                662,497
   Net change in unrealized appreciation
    on investments                               5,618,648          8,594,390              1,387,708              2,807,173
                                               ------------     --------------      -----------------     ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              11,866,231         11,214,465              2,665,090              3,392,037
                                               ------------     --------------      -----------------     ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                   22,739,729          6,280,454             30,277,910             17,821,824
   Surrenders and terminations                 (12,086,586)       (17,646,032)              (916,595)            (1,797,282)
   Transfers between portfolios                 10,413,149         (7,096,222)            26,418,781             13,758,210
   Net annuitization transactions                  (59,400)            (7,449)                     -                 (7,295)
   Policyholder charges (Note 3)                  (202,061)          (209,385)               (17,665)               (33,071)
                                               ------------     --------------      -----------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        20,804,831        (18,678,634)            55,762,431             29,742,386
                                               ------------     --------------      -----------------     ------------------

NET INCREASE (DECREASE) IN NET ASSETS           32,671,062         (7,464,169)            58,427,521             33,134,423

NET ASSETS BEGINNING OF PERIOD                 118,849,874        120,214,444                      -             12,192,527
                                               ------------     --------------      -----------------     ------------------

NET ASSETS END OF PERIOD                       $151,520,936     $ 112,750,275           $ 58,427,521           $ 45,326,950
------------------------------------------     ============     ==============      =================     ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005          10,813,065          6,833,713                      -              1,119,918

      Units Issued                               3,752,004            649,733              5,581,307              3,831,977
      Units Redeemed                            (1,891,408)        (1,754,756)              (199,824)            (1,357,164)
                                               ------------     --------------      -----------------     ------------------

Units Outstanding at December 31, 2006          12,673,661          5,728,690              5,381,483              3,594,731
                                               ============     ==============      =================     ==================



                                             JNL/Goldman Sachs     JNL/Goldman Sachs      JNL/JPMorgan      JNL/JPMorgan
                                                Mid Cap           Short Duration        International     International
                                            Value Portfolio      Bond Portfolio (a)     Equity Portfolio  Value Portfolio
                                            ----------------     -----------------      -------------     -------------
OPERATIONS
   Net investment income (loss)                   $ 292,351            $ (216,237)         $ 120,440       $ 1,582,514
   Net realized gain on investments                 904,704               145,651          8,669,304        16,451,252
   Net change in unrealized appreciation
    on investments                                3,752,999               475,574         11,524,816        33,442,445
                                            ----------------     -----------------      -------------     -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                4,950,054               404,988         20,314,560        51,476,211
                                            ----------------     -----------------      -------------     -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    17,572,217             7,548,658         26,834,489        66,466,852
   Surrenders and terminations                   (2,148,606)             (698,148)       (11,696,179)      (13,687,240)
   Transfers between portfolios                  12,037,668            18,585,910          9,053,141        72,314,878
   Net annuitization transactions                   (11,782)                    -             27,609           (12,316)
   Policyholder charges (Note 3)                    (32,774)               (4,835)          (120,287)         (195,840)
                                            ----------------     -----------------      -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         27,416,723            25,431,585         24,098,773       124,886,334
                                            ----------------     -----------------      -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS            32,366,777            25,836,573         44,413,333       176,362,545

NET ASSETS BEGINNING OF PERIOD                   22,285,018                     -         88,044,355       116,827,707
                                            ----------------     -----------------      -------------     -------------

NET ASSETS END OF PERIOD                       $ 54,651,795          $ 25,836,573       $ 132,457,688     $293,190,252
------------------------------------------  ================     =================      =============     =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            1,978,342                     -          6,119,341         9,007,293

      Units Issued                                3,153,645             3,912,399          3,457,678        11,874,491
      Units Redeemed                               (868,010)           (1,378,527)        (1,915,509)       (2,851,935)
                                            ----------------     -----------------      -------------     -------------

Units Outstanding at December 31, 2006            4,263,977             2,533,872          7,661,510        18,029,849
                                            ================     =================      =============     =============



                                              JNL/Lazard            JNL/Lazard
                                               Emerging              Mid Cap
                                            Markets Portfolio(a)  Value Portfolio
                                            -----------------    -----------------
OPERATIONS
   Net investment income (loss)                  $ (138,545)         $ 2,223,844
   Net realized gain on investments                 218,748           12,797,666
   Net change in unrealized appreciation
    on investments                                3,525,389            5,296,059
                                            ----------------      ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                3,605,592           20,317,569
                                            ----------------      ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    10,647,965           27,465,385
   Surrenders and terminations                     (670,351)         (13,913,864)
   Transfers between portfolios                  16,499,242          (10,319,915)
   Net annuitization transactions                                         91,801
   Policyholder charges (Note 3)                    (17,306)            (219,850)
                                            ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         26,459,550            3,103,557
                                            ----------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS            30,065,142           23,421,126

NET ASSETS BEGINNING OF PERIOD                            -          162,241,093
                                            ----------------      ---------------

NET ASSETS END OF PERIOD                       $ 30,065,142        $ 185,662,219
------------------------------------------  ================      ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    -            9,282,242

      Units Issued                                3,089,365            2,380,325
      Units Redeemed                               (323,039)          (2,302,067)
                                            ----------------      ---------------

Units Outstanding at December 31, 2006            2,766,326            9,360,500
                                            ================      ===============

(a) Commencement of operations May 1, 2006

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                  JNL/Lazard                                 JNL/MCM            JNL/MCM
                                                   Small Cap             JNL/MCM           Bond Index        Communications
                                                Value Portfolio       25 Portfolio          Portfolio        Sector Portfolio
                                                ----------------     ----------------     --------------     ---------------
OPERATIONS
   Net investment income (loss)                    $ 10,210,544        $ (10,536,572)       $ 1,187,106           $ 217,382
   Net realized gain on investments                  12,765,605           20,037,849            234,785           2,509,283
   Net change in unrealized appreciation
     (depreciation) on investments                   (6,180,211)          53,271,340          2,877,145           6,622,054
                                                ----------------     ----------------     --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   16,795,938           62,772,617          4,299,036           9,348,719
                                                ----------------     ----------------     --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        20,919,558          160,398,076         63,890,311          10,366,822
   Surrenders and terminations                      (11,293,597)         (33,642,741)       (13,185,390)         (2,156,040)
   Transfers between portfolios                     (20,140,824)         (29,146,858)         7,107,317          22,566,745
   Net annuitization transactions                       (50,328)             (46,173)           (26,214)             (5,677)
   Policyholder charges (Note 3)                       (194,146)            (614,584)          (232,211)            (37,332)
                                                ----------------     ----------------     --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (10,759,337)          96,947,720         57,553,813          30,734,518
                                                ----------------     ----------------     --------------     ---------------

NET INCREASE IN NET ASSETS                            6,036,601          159,720,337         61,852,849          40,083,237

NET ASSETS BEGINNING OF PERIOD                      121,324,637          547,728,420        169,205,740          12,982,443
                                                ----------------     ----------------     --------------     ---------------

NET ASSETS END OF PERIOD                          $ 127,361,238        $ 707,448,757      $ 231,058,589        $ 53,065,680
--------------------------------------------    ================     ================     ==============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                8,217,369           48,527,015         15,410,606           2,866,394

      Units Issued                                    2,495,466           18,459,221          8,686,025          14,323,375
      Units Redeemed                                 (3,220,097)         (10,234,527)        (3,477,852)         (8,313,992)
                                                ----------------     ----------------     --------------     ---------------

Units Outstanding at December 31, 2006                7,492,738           56,751,709         20,618,779           8,875,777
                                                ================     ================     ==============     ===============

                                                                                                              JNL/MCM
                                                    JNL/MCM            JNL/MCM            JNL/MCM            Enhanced
                                                Consumer Brands        Dow SM           Dow Dividend       S&P 500 Stock
                                                Sector Portfolio    10 Portfolio       Portfolio (a)       Index Portfolio
                                                -----------------   --------------     ---------------     --------------
OPERATIONS
   Net investment income (loss)                       $ (266,349)   $ (11,451,814)       $ (1,783,552)       $ 3,180,231
   Net realized gain on investments                      981,479       24,261,327           1,531,518          3,649,231
   Net change in unrealized appreciation
     (depreciation) on investments                     1,560,036      153,975,982          22,993,014          1,077,188
                                                -----------------   --------------     ---------------     --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     2,275,166      166,785,495          22,740,980          7,906,650
                                                -----------------   --------------     ---------------     --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          2,952,768      165,617,748         149,839,547          7,572,550
   Surrenders and terminations                        (1,520,203)     (37,799,827)         (3,033,626)        (4,124,147)
   Transfers between portfolios                        1,111,235        7,182,628         108,954,465          3,693,040
   Net annuitization transactions                          7,152          (73,234)                  -             66,604
   Policyholder charges (Note 3)                         (34,253)        (674,839)            (25,958)           (68,096)
                                                -----------------   --------------     ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               2,516,699      134,252,476         255,734,428          7,139,951
                                                -----------------   --------------     ---------------     --------------

NET INCREASE IN NET ASSETS                             4,791,865      301,037,971         278,475,408         15,046,601

NET ASSETS BEGINNING OF PERIOD                        17,930,060      547,103,137                   -         51,575,657
                                                -----------------   --------------     ---------------     --------------

NET ASSETS END OF PERIOD                            $ 22,721,925    $ 848,141,108       $ 278,475,408       $ 66,622,258
--------------------------------------------    =================   ==============     ===============     ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 1,727,352       62,186,853                   -          5,772,672

      Units Issued                                       922,748       26,500,414          24,716,286          2,297,354
      Units Redeemed                                    (683,213)     (13,083,754)         (1,123,357)        (1,539,044)
                                                -----------------   --------------     ---------------     --------------

Units Outstanding at December 31, 2006                 1,966,887       75,603,513          23,592,929          6,530,982
                                                =================   ==============     ===============     ==============


                                                    JNL/MCM             JNL/MCM
                                                   Financial             Global
                                                 Sector Portfolio    15 Portfolio
                                                 ---------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ (89,823)      $ (14,234,654)
   Net realized gain on investments                   3,934,265          60,066,180
   Net change in unrealized appreciation
     (depreciation) on investments                    3,858,751         232,332,086
                                                 ---------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    7,703,193         278,163,612
                                                 ---------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        12,824,995         239,065,024
   Surrenders and terminations                       (3,796,917)        (44,942,346)
   Transfers between portfolios                      11,963,272           9,790,457
   Net annuitization transactions                         3,428             (56,019)
   Policyholder charges (Note 3)                        (66,523)           (771,260)
                                                 ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             20,928,255         203,085,856
                                                 ---------------    ----------------

NET INCREASE IN NET ASSETS                           28,631,448         481,249,468

NET ASSETS BEGINNING OF PERIOD                       37,388,115         639,571,558
                                                 ---------------    ----------------

NET ASSETS END OF PERIOD                           $ 66,019,563     $ 1,120,821,026
--------------------------------------------     ===============    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                2,986,930          50,759,145

      Units Issued                                    3,111,645          24,416,980
      Units Redeemed                                 (1,587,606)        (10,629,585)
                                                 ---------------    ----------------

Units Outstanding at December 31, 2006                4,510,969          64,546,540
                                                 ===============    ================

(a) Commencment of operations January 17, 2006.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                 JNL/MCM              JNL/MCM            JNL/MCM           JNL/MCM
                                               Healthcare          International          JNL 5          JNL Optimized
                                             Sector Portfolio      Index Portfolio      Portfolio        5 Portfolio (a)
                                             ----------------      --------------    ----------------    -------------
OPERATIONS
   Net investment income (loss)                   $ (775,470)        $ 5,974,685       $ (28,048,717)       $ (63,677)
   Net realized gain (loss) on investments         3,517,284          13,531,965          31,905,117          627,983
   Net change in unrealized appreciation
      (depreciation) on investments                  576,341          56,607,861         348,932,921        5,233,302
                                             ----------------      --------------    ----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 3,318,155          76,114,511         352,789,321        5,797,608
                                             ----------------      --------------    ----------------    -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     19,562,876         104,594,066       1,714,317,681       59,544,024
   Surrenders and terminations                    (5,074,474)        (20,186,136)        (80,506,835)        (606,117)
   Transfers between portfolios                  (10,988,299)         26,897,580         346,813,443       19,215,666
   Net annuitization transactions                     23,690              35,295             261,367                -
   Policyholder charges (Note 3)                     (91,708)           (373,828)         (1,412,359)          (8,873)
                                             ----------------      --------------    ----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           3,432,085         110,966,977       1,979,473,297       78,144,700
                                             ----------------      --------------    ----------------    -------------

NET INCREASE IN NET ASSETS                         6,750,240         187,081,488       2,332,262,618       83,942,308

NET ASSETS BEGINNING OF PERIOD                    73,968,937         270,319,167       1,178,139,433                -
                                             ----------------      --------------    ----------------    -------------

NET ASSETS END OF PERIOD                        $ 80,719,177       $ 457,400,655     $ 3,510,402,051     $ 83,942,308
-----------------------------------------    ================      ==============    ================    =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             6,570,928          17,822,982          99,440,140                -

      Units Issued                                 3,171,981           9,843,774         168,726,975        8,372,900
      Units Redeemed                              (2,869,882)         (3,206,219)        (14,819,638)        (538,988)
                                             ----------------      --------------    ----------------    -------------

Units Outstanding at December 31, 2006             6,873,027          24,460,537         253,347,477        7,833,912
                                             ================      ==============    ================    =============



                                                  JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                  Nasdaq(R)          Oil & Gas           S&P(R)           S&P 24
                                                15 Portfolio     Sector Portfolio  10 Portfolio    Portfolio (a)
                                               ---------------   --------------    --------------  --------------
OPERATIONS
   Net investment income (loss)                    $ (930,724)    $ (1,121,736)    $ (12,712,105)      $ (88,439)
   Net realized gain (loss) on investments             13,947       29,390,122        63,456,083          16,348
   Net change in unrealized appreciation
      (depreciation) on investments                 2,709,360        3,612,788       (32,612,212)        433,935
                                               ---------------   --------------    --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  1,792,583       31,881,174        18,131,766         361,844
                                               ---------------   --------------    --------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      28,204,754       79,404,747       202,525,070       6,874,904
   Surrenders and terminations                     (2,189,588)     (17,928,004)      (40,429,354)       (123,467)
   Transfers between portfolios                    (4,509,778)      15,008,280       (71,238,282)     10,590,579
   Net annuitization transactions                           -            4,766             1,597               -
   Policyholder charges (Note 3)                      (30,169)        (287,681)         (732,105)           (325)
                                               ---------------   --------------    --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           21,475,219       76,202,108        90,126,926      17,341,691
                                               ---------------   --------------    --------------  --------------

NET INCREASE IN NET ASSETS                         23,267,802      108,083,282       108,258,692      17,703,535

NET ASSETS BEGINNING OF PERIOD                     42,127,982      173,952,652       694,988,627               -
                                               ---------------   --------------    --------------  --------------

NET ASSETS END OF PERIOD                         $ 65,395,784    $ 282,035,934     $ 803,247,319    $ 17,703,535
-----------------------------------------      ===============   ==============    ==============  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              4,002,235        7,593,123        52,331,704               -

      Units Issued                                  4,297,318        8,627,593        20,825,277       1,807,011
      Units Redeemed                               (2,264,138)      (5,867,507)      (14,423,812)        (69,855)
                                               ---------------   --------------    --------------  --------------

Units Outstanding at December 31, 2006              6,035,415       10,353,209        58,733,169       1,737,156
                                               ===============   ==============    ==============  ==============


                                                   JNL/MCM           JNL/MCM
                                                 S&P 400 MidCap       S&P 500
                                                Index Portfolio   Index Portfolio
                                                ---------------   ---------------
OPERATIONS
   Net investment income (loss)                     $ (805,415)       $ (367,036)
   Net realized gain (loss) on investments          20,636,372        11,463,705
   Net change in unrealized appreciation
      (depreciation) on investments                  3,280,795        44,465,062
                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  23,111,752        55,561,731
                                                ---------------   ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       80,372,367        94,740,442
   Surrenders and terminations                     (17,419,364)      (28,386,472)
   Transfers between portfolios                       (353,776)        4,196,073
   Net annuitization transactions                       71,014           (13,945)
   Policyholder charges (Note 3)                      (344,086)         (552,439)
                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            62,326,155        69,983,659
                                                ---------------   ---------------

NET INCREASE IN NET ASSETS                          85,437,907       125,545,390

NET ASSETS BEGINNING OF PERIOD                     264,156,452       380,518,379
                                                ---------------   ---------------

NET ASSETS END OF PERIOD                         $ 349,594,359     $ 506,063,769
-----------------------------------------       ===============   ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              18,676,432        35,106,576

      Units Issued                                   8,069,966        12,048,102
      Units Redeemed                                (3,793,975)       (5,778,360)
                                                ---------------   ---------------

Units Outstanding at December 31, 2006              22,952,423        41,376,318
                                                ===============   ===============
(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM
                                             Select Small-Cap   Small Cap         Technology        Value Line(R)            VIP
                                               Portfolio      Index Portfolio   Sector Portfolio    25 Portfolio        Portfolio
                                             --------------   ---------------   ---------------    ---------------    --------------
OPERATIONS
   Net investment income (loss)              $ (10,351,252)        $ (58,526)       $ (669,863)     $ (11,239,849)     $ (3,797,837)
   Net realized gain (loss) on investments      26,307,575        26,128,588          (544,278)        15,223,904         5,013,184
   Net change in unrealized appreciation
      (depreciation) on investments             31,262,322        11,616,724         4,357,911        (20,175,748)       33,778,179
                                             --------------   ---------------   ---------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              47,218,645        37,686,786         3,143,770        (16,191,693)       34,993,526
                                             --------------   ---------------   ---------------    ---------------    --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                  166,083,683        69,563,587         9,161,085        432,075,389       153,152,022
   Surrenders and terminations                 (32,920,655)      (15,626,395)       (3,139,957)       (25,673,309)      (12,069,494)
   Transfers between portfolios                (26,361,664)        1,251,972         5,307,171        (18,846,438)       11,423,407
   Net annuitization transactions                  (88,478)            2,834             7,592             66,057                 -
   Policyholder charges (Note 3)                  (589,826)         (292,522)          (59,784)          (502,761)         (231,496)
                                             --------------   ---------------   ---------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       106,123,060        54,899,476        11,276,107        387,118,938       152,274,439
                                             --------------   ---------------   ---------------    ---------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS          153,341,705        92,586,262        14,419,877        370,927,245       187,267,965

NET ASSETS BEGINNING OF PERIOD                 546,750,815       217,907,919        45,266,333        451,872,792       225,951,268
                                             --------------   ---------------   ---------------    ---------------    --------------

NET ASSETS END OF PERIOD                     $ 700,092,520     $ 310,494,181      $ 59,686,210      $ 822,800,037     $ 413,219,233
-----------------------------------------    ==============   ===============   ===============    ===============    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005          28,099,167        16,114,520         7,874,318         28,982,972        18,905,217

      Units Issued                              11,045,168         7,538,219         5,981,345         36,086,161        16,002,570
      Units Redeemed                            (5,754,401)       (3,749,897)       (4,209,278)       (10,632,588)       (3,557,168)
                                             --------------   ---------------   ---------------    ---------------    --------------

Units Outstanding at December 31, 2006          33,389,934        19,902,842         9,646,385         54,436,545        31,350,619
                                             ==============   ===============   ===============    ===============    ==============


                                               JNL/Oppenheimer                         JNL/PIMCO
                                                Global Growth      JNL/Oppenheimer     Total Return       JNL/Putnam
                                                Portfolio        Growth Portfolio    Bond Portfolio    Equity Portfolio
                                             ----------------    ----------------    --------------    --------------
OPERATIONS
   Net investment income (loss)                 $ (1,624,943)         $ (429,111)      $ 9,440,381      $ (1,151,262)
   Net realized gain (loss) on investments        15,200,657             916,126          (855,124)        2,038,977
   Net change in unrealized appreciation
      (depreciation) on investments                7,846,062             248,553        (1,415,611)       10,996,138
                                             ----------------    ----------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                21,421,776             735,568         7,169,646        11,883,853
                                             ----------------    ----------------    --------------    --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     37,627,701           3,782,605        94,081,295         3,304,679
   Surrenders and terminations                   (12,062,396)         (2,486,345)      (28,021,517)      (20,787,344)
   Transfers between portfolios                    9,157,399             149,426        37,948,787        (9,703,480)
   Net annuitization transactions                    120,352             (18,700)          (44,704)          (11,759)
   Policyholder charges (Note 3)                    (172,255)            (71,536)         (392,286)         (166,704)
                                             ----------------    ----------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          34,670,801           1,355,450       103,571,575       (27,364,608)
                                             ----------------    ----------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS             56,092,577           2,091,018       110,741,221       (15,480,755)

NET ASSETS BEGINNING OF PERIOD                   124,849,366          24,869,485       324,437,594       118,699,272
                                             ----------------    ----------------    --------------    --------------

NET ASSETS END OF PERIOD                       $ 180,941,943        $ 26,960,503     $ 435,178,815     $ 103,218,517
-----------------------------------------    ================    ================    ==============    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             9,917,994           2,846,168        24,289,445         6,487,515

      Units Issued                                 4,964,222           1,095,744        11,891,034           335,460
      Units Redeemed                              (2,377,057)           (946,623)       (4,478,123)       (1,808,869)
                                             ----------------    ----------------    --------------    --------------

Units Outstanding at December 31, 2006            12,505,159           2,995,289        31,702,356         5,014,106
                                             ================    ================    ==============    ==============


                                               JNL/Putnam
                                                   Midcap
                                             Growth Portfolio
                                             ---------------
OPERATIONS
   Net investment income (loss)                  $ (532,825)
   Net realized gain (loss) on investments        2,438,390
   Net change in unrealized appreciation
      (depreciation) on investments                (860,069)
                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                1,045,496
                                             ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     4,725,538
   Surrenders and terminations                   (3,441,614)
   Transfers between portfolios                  (1,746,766)
   Net annuitization transactions                     1,477
   Policyholder charges (Note 3)                    (84,973)
                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (546,338)
                                             ---------------

NET INCREASE (DECREASE) IN NET ASSETS               499,158

NET ASSETS BEGINNING OF PERIOD                   31,035,971
                                             ---------------

NET ASSETS END OF PERIOD                       $ 31,535,129
-----------------------------------------    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            3,744,190

      Units Issued                                1,459,370
      Units Redeemed                             (1,540,563)
                                             ---------------

Units Outstanding at December 31, 2006            3,662,997
                                             ===============


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                      JNL/              JNL/                               JNL/
                                                 JNL/Putnam        S&P Managed      S&P Managed         JNL/           S&P Managed
                                                 Value Equity       Aggressive      Conservative     S&P Managed         Moderate
                                                  Portfolio       Growth Portfolio   Portfolio      Growth Portfolio    Portfolio
                                                 ------------     --------------    -------------   --------------     -------------
OPERATIONS
   Net investment income (loss)                  $ (2,268,493)     $ (5,172,975)       $ 405,384     $ (5,765,707)        $ 829,391
   Net realized gain on investments                6,827,770         54,367,842        1,887,404       71,909,495         4,395,462
   Net change in unrealized appreciation
      on investments                              12,361,341         22,196,073        3,715,975       50,034,429        12,512,578
                                                 ------------     --------------    -------------   --------------     -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                16,920,618         71,390,940        6,008,763      116,178,217        17,737,431
                                                 ------------     --------------    -------------   --------------     -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      5,892,472         48,071,673       38,971,901      150,309,814       111,816,468
   Surrenders and terminations                   (27,927,438)       (51,595,953)      (7,798,417)     (87,538,202)      (13,087,824)
   Transfers between portfolios                   (9,410,261)       (36,981,961)      15,660,766      (32,717,369)       27,925,862
   Net annuitization transactions                   (170,761)            66,574          (23,475)      (1,845,097)                -
   Policyholder charges (Note 3)                    (204,874)          (913,495)        (149,315)      (1,518,132)         (259,669)
                                                 ------------     --------------    -------------   --------------     -------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         (31,820,862)       (41,353,162)      46,661,460       26,691,014       126,394,837
                                                 ------------     --------------    -------------   --------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS            (14,900,244)        30,037,778       52,670,223      142,869,231       144,132,268

NET ASSETS BEGINNING OF PERIOD                   169,897,225        547,590,167       73,693,539      938,301,786       140,108,801
                                                 ------------     --------------    -------------   --------------     -------------

NET ASSETS END OF PERIOD                         $ 154,996,981    $ 577,627,945     $126,363,762    $ 1,081,171,017    $ 284,241,069
-------------------------------------------      ============     ==============    =============   ==============     =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             9,314,513         40,948,202        7,023,084       69,873,370        12,957,804

      Units Issued                                   599,885          4,802,802        6,752,938       13,039,414        13,796,812
      Units Redeemed                              (2,332,529)        (7,740,451)      (2,415,078)     (11,152,842)       (2,543,240)
                                                 ------------     --------------    -------------   --------------     -------------

Units Outstanding at December 31, 2006             7,581,869         38,010,553       11,360,944       71,759,942        24,211,376
                                                 ============     ==============    =============   ==============     =============


                                                     JNL/
                                                 S&P Managed             JNL/                 JNL/                JNL/
                                                   Moderate          S&P Retirement       S&P Retirement      S&P Retirement
                                                  Growth Portfolio   2015 Portfolio (a)   2020 Portfolio (a)  2025 Portfolio (a)
                                                 -----------------   --------------       -------------       --------------
OPERATIONS
   Net investment income (loss)                  $ (2,687,665)           $ (29,773)          $ (10,081)            $ (3,542)
   Net realized gain on investments                45,390,277               14,119               1,488                2,947
   Net change in unrealized appreciation
      on investments                               43,751,178              297,647             119,253               46,779
                                                 -------------       --------------       -------------       --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 86,453,790              281,993             110,660               46,184
                                                 -------------       --------------       -------------       --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     209,123,473            2,694,991             896,220              748,396
   Surrenders and terminations                    (78,168,091)             (20,320)            (18,964)             (30,680)
   Transfers between portfolios                    18,696,648            1,611,554             859,242              176,120
   Net annuitization transactions                      29,964                    -                   -                    -
   Policyholder charges (Note 3)                   (1,264,619)                (202)                (28)                (737)
                                                 -------------       --------------       -------------       --------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          148,417,375            4,286,023           1,736,470              893,099
                                                 -------------       --------------       -------------       --------------

NET INCREASE (DECREASE) IN NET ASSETS             234,871,165            4,568,016           1,847,130              939,283

NET ASSETS BEGINNING OF PERIOD                    759,012,984                    -                   -                    -
                                                 -------------       --------------       -------------       --------------

NET ASSETS END OF PERIOD                         $993,884,149          $ 4,568,016         $ 1,847,130            $ 939,283
-------------------------------------------      =============       ==============       =============       ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             58,758,309                    -                   -                    -

      Units Issued                                 20,750,137              455,460             177,680               99,990
      Units Redeemed                               (9,776,424)             (33,520)             (9,406)             (14,940)
                                                 -------------       --------------       -------------       --------------

Units Outstanding at December 31, 2006             69,732,022              421,940             168,274               85,050
                                                 =============       ==============       =============       ==============


                                                      JNL/
                                                 S&P Retirement
                                                     Income
                                                 Portfolio (a)
                                                 ---------------
OPERATIONS
   Net investment income (loss)                       $ (54,490)
   Net realized gain on investments                      57,619
   Net change in unrealized appreciation
      on investments                                    365,162
                                                 ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      368,291
                                                 ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         6,066,234
   Surrenders and terminations                         (199,125)
   Transfers between portfolios                       1,985,127
   Net annuitization transactions                             -
   Policyholder charges (Note 3)                           (181)
                                                 ---------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              7,852,055
                                                 ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 8,220,346

NET ASSETS BEGINNING OF PERIOD                                -
                                                 ---------------

NET ASSETS END OF PERIOD                            $ 8,220,346
-------------------------------------------      ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                        -

      Units Issued                                      948,624
      Units Redeemed                                   (171,434)
                                                 ---------------

Units Outstanding at December 31, 2006                  777,190
                                                 ===============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                        JNL/             JNL/Select        JNL/Select            JNL/
                                                  Select Balanced          Global           Large Cap        Select Money
                                                     Portfolio          Growth Portfolio  Growth Portfolio  Market Portfolio
                                                  ---------------       --------------     --------------   ---------------
OPERATIONS
   Net investment income (loss)                        $ 4,603,403       $ (1,277,537)     $ (2,158,815)       $ 5,749,414
   Net realized gain (loss) on investments              10,499,708         (1,676,959)        1,571,592                440
   Net change in unrealized appreciation
      (depreciation) on investments                     28,565,497         15,358,070         4,486,384               (439)
                                                  -----------------     --------------    --------------    ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      43,668,608         12,403,574         3,899,161          5,749,415
                                                  -----------------     --------------    --------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           43,395,129          4,759,407         8,240,362        151,646,946
   Surrenders and terminations                         (48,056,686)       (20,734,361)      (23,629,861)       (65,705,096)
   Transfers between portfolios                          3,379,175         (4,956,796)      (15,084,965)        27,279,771
   Net annuitization transactions                         (140,505)           (14,355)          (30,408)          (399,880)
   Policyholder charges (Note 3)                          (466,940)          (156,201)         (280,703)        (1,074,344)
                                                  -----------------     --------------    --------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (1,889,827)       (21,102,306)      (30,785,575)       111,747,397
                                                  -----------------     --------------    --------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                   41,778,781         (8,698,732)      (26,886,414)       117,496,812

NET ASSETS BEGINNING OF PERIOD                         371,851,340        117,922,159       165,960,733        129,697,204
                                                  -----------------     --------------    --------------    ---------------

NET ASSETS END OF PERIOD                             $ 413,630,121      $ 109,223,427     $ 139,074,319      $ 247,194,016
----------------------------------------------    =================     ==============    ==============    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  16,635,149          6,149,342         7,241,214         10,932,578

      Units Issued                                       2,925,183            455,468           706,373         28,652,663
      Units Redeemed                                    (3,165,581)        (1,562,711)       (2,100,108)       (19,448,707)
                                                  -----------------     --------------    --------------    ---------------

Units Outstanding at December 31, 2006                  16,394,751          5,042,099         5,847,479         20,136,534
                                                  =================     ==============    ==============    ===============

                                                      JNL/           JNL/T. Rowe       JNL/T. Rowe         JNL/
                                                  Select Value     Price Established  Price Mid-Cap    T. Rowe Price
                                                    Portfolio      Growth Portfolio   Growth Portfolio Value Portfolio
                                                  --------------   ----------------   ---------------  --------------
OPERATIONS
   Net investment income (loss)                     $ 1,950,479       $ (3,736,541)     $ (2,752,081)     $ (732,985)
   Net realized gain (loss) on investments            8,075,562         20,934,763        51,936,124      30,700,016
   Net change in unrealized appreciation
      (depreciation) on investments                  10,023,529         22,496,691       (29,610,098)     18,002,785
                                                  --------------   ----------------   ---------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   20,049,570         39,694,913        19,573,945      47,969,816
                                                  --------------   ----------------   ---------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        29,478,947         30,761,377        56,169,615      37,600,243
   Surrenders and terminations                       (8,903,404)       (44,477,462)      (47,065,968)    (24,620,754)
   Transfers between portfolios                      45,813,020         (4,498,443)      (13,039,056)      8,673,615
   Net annuitization transactions                        68,931           (124,809)           (7,214)       (133,851)
   Policyholder charges (Note 3)                       (141,008)          (490,393)         (537,253)       (327,921)
                                                  --------------   ----------------   ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             66,316,486        (18,829,730)       (4,479,876)     21,191,332
                                                  --------------   ----------------   ---------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                86,366,056         20,865,183        15,094,069      69,161,148

NET ASSETS BEGINNING OF PERIOD                       79,287,855        345,756,304       380,759,492     254,751,384
                                                  --------------   ----------------   ---------------  --------------

NET ASSETS END OF PERIOD                          $ 165,653,911      $ 366,621,487     $ 395,853,561   $ 323,912,532
----------------------------------------------    ==============   ================   ===============  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                4,555,238         14,267,380        11,678,338      18,572,842

      Units Issued                                    4,489,771          2,070,913         2,521,711       4,953,646
      Units Redeemed                                 (1,037,604)        (2,986,261)       (2,920,173)     (3,498,455)
                                                  --------------   ----------------   ---------------  --------------

Units Outstanding at December 31, 2006                8,007,405         13,352,032        11,279,876      20,028,033
                                                  ==============   ================   ===============  ==============


                                                   JNL/Western       JNL/Western
                                                   High Yield         Strategic
                                                  Bond Portfolio    Bond Portfolio
                                                  --------------    ---------------
OPERATIONS
   Net investment income (loss)                    $ 14,216,016       $ (3,280,179)
   Net realized gain (loss) on investments           (1,531,901)          (493,495)
   Net change in unrealized appreciation
      (depreciation) on investments                   7,950,104         10,636,386
                                                  --------------    ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   20,634,219          6,862,712
                                                  --------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        49,278,595         58,520,622
   Surrenders and terminations                      (27,125,374)       (20,711,795)
   Transfers between portfolios                      32,174,295         19,477,766
   Net annuitization transactions                        16,205            (52,726)
   Policyholder charges (Note 3)                       (352,214)          (242,668)
                                                  --------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             53,991,507         56,991,199
                                                  --------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                74,625,726         63,853,911

NET ASSETS BEGINNING OF PERIOD                      209,498,579        187,198,601
                                                  --------------    ---------------

NET ASSETS END OF PERIOD                           $284,124,305      $ 251,052,512
----------------------------------------------    ==============    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               17,806,719         10,244,424

      Units Issued                                   10,171,331          5,407,127
      Units Redeemed                                 (6,439,578)        (2,308,545)
                                                  --------------    ---------------

Units Outstanding at December 31, 2006               21,538,472         13,343,006
                                                  ==============    ===============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                    JNL/Western
                                                  U.S. Government
                                                     & Quality
                                                  Bond Portfolio
                                                 ------------------
OPERATIONS
   Net investment (loss)                              $ (2,585,339)
   Net realized (loss) on investments                   (1,720,470)
   Net change in unrealized appreciation
      on investments                                     7,172,678
                                                 ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       2,866,869
                                                 ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           21,479,658
   Surrenders and terminations                         (23,200,659)
   Transfers between portfolios                         (1,906,950)
   Net annuitization transactions                           32,917
   Policyholder charges (Note 3)                          (254,850)
                                                 ------------------
NET (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (3,849,884)
                                                 ------------------

NET (DECREASE) IN NET ASSETS                              (983,015)

NET ASSETS BEGINNING OF PERIOD                         168,504,357
                                                 ------------------

NET ASSETS END OF PERIOD                             $ 167,521,342
--------------------------------------------     ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  11,097,877

      Units Issued                                       2,955,819
      Units Redeemed                                    (3,225,538)
                                                 ------------------

Units Outstanding at December 31, 2006                  10,828,158
                                                 ==================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                  Fifth          Fifth Third            Fifth          Fifth Third
                                               Third Balanced   Disciplined Value    Third Mid Cap    Quality Growth
                                               VIP Portfolio    VIP Portfolio       VIP Portfolio     VIP Portfolio
                                               -------------    ---------------     ---------------   --------------
OPERATIONS
   Net investment income (loss)                        $ 86          $ (18,581)          $ (36,652)       $ (75,155)
   Net realized gain (loss) on investments            3,810             74,630              47,058           50,081
   Net change in unrealized appreciation
      (depreciation) on investments                  (3,487)           205,863             202,522          292,324
                                               -------------    ---------------     ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      409            261,912             212,928          267,250
                                               -------------    ---------------     ---------------   --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        15,866          1,984,923             822,761        1,492,731
   Surrenders and terminations                        3,144           (334,537)           (161,726)        (300,658)
   Transfers between portfolios                         547            595,781             166,541          488,342
   Net annuitization transactions                         -                  -                   -                -
   Policyholder charges (Note 3)                     (3,880)            (9,797)             (8,764)          (8,510)
                                               -------------    ---------------     ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             15,677          2,236,370             818,812        1,671,905
                                               -------------    ---------------     ---------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                16,086          2,498,282           1,031,740        1,939,155

NET ASSETS BEGINNING OF PERIOD                      122,560          3,841,065           1,690,673        3,315,794
                                               -------------    ---------------     ---------------   --------------

NET ASSETS END OF PERIOD                          $ 138,646        $ 6,339,347         $ 2,722,413      $ 5,254,949
------------------------------------------     =============    ===============     ===============   ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               10,138            257,449             113,167          465,650

      Units Issued                                    2,080            210,228              86,352          372,278
      Units Redeemed                                   (783)           (61,412)            (30,910)        (129,396)
                                               -------------    ---------------     ---------------   --------------

Units Outstanding at December 31, 2005               11,435            406,265             168,609          708,532
                                               =============    ===============     ===============   ==============


                                                   JNL/              JNL/AIM            JNL/
                                               AIM Large Cap       Real Estate      AIM Small Cap       JNL/Alger
                                               Growth Portfolio   Portfolio (a)     Growth Portfolio  Growth Portfolio
                                               --------------     --------------    --------------    --------------
OPERATIONS
   Net investment income (loss)                 $ (1,086,863)        $ (148,776)       $ (677,608)     $ (2,053,686)
   Net realized gain (loss) on investments         1,976,279             86,499         1,916,839           549,784
   Net change in unrealized appreciation
      (depreciation) on investments                3,215,313          1,112,000         1,507,199        16,394,972
                                               --------------     --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 4,104,729          1,049,723         2,746,430        14,891,070
                                               --------------     --------------    --------------    --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     13,021,332         10,586,342         6,512,957         7,251,696
   Surrenders and terminations                    (5,286,473)          (481,229)       (3,031,711)      (20,245,617)
   Transfers between portfolios                    2,419,752         12,039,318          (124,820)       (9,662,160)
   Net annuitization transactions                    (52,353)            (5,878)          (11,221)          (99,003)
   Policyholder charges (Note 3)                    (115,485)           (11,674)          (71,912)         (319,805)
                                               --------------     --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           9,986,773         22,126,879         3,273,293       (23,074,889)
                                               --------------     --------------    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS             14,091,502         23,176,602         6,019,723        (8,183,819)

NET ASSETS BEGINNING OF PERIOD                    63,173,237                  -        39,023,550       165,723,549
                                               --------------     --------------    --------------    --------------

NET ASSETS END OF PERIOD                        $ 77,264,739       $ 23,176,602      $ 45,043,273     $ 157,539,730
------------------------------------------     ==============     ==============    ==============    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             5,689,052                  -         3,293,317         9,467,800

      Units Issued                                 2,384,715          2,785,334         1,330,519         1,490,038
      Units Redeemed                              (1,468,605)          (780,475)       (1,053,675)       (2,804,340)
                                               --------------     --------------    --------------    --------------

Units Outstanding at December 31, 2005             6,605,162          2,004,859         3,570,161         8,153,498
                                               ==============     ==============    ==============    ==============


                                                     JNL/
                                               Alliance Capital      JNL/Eagle Core
                                               Growth Portfolio (b)  Equity Portfolio
                                               -----------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ (124,092)         $ (524,846)
   Net realized gain (loss) on investments             (166,076)          1,428,803
   Net change in unrealized appreciation
      (depreciation) on investments                  (2,166,685)            396,241
                                               -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2,456,853)          1,300,198
                                               -----------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           624,495           5,634,207
   Surrenders and terminations                         (654,272)         (8,083,490)
   Transfers between portfolios                     (28,251,989)         (3,346,291)
   Net annuitization transactions                             -             (99,601)
   Policyholder charges (Note 3)                        (16,936)           (132,869)
                                               -----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (28,298,702)         (6,028,044)
                                               -----------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS               (30,755,555)         (4,727,846)

NET ASSETS BEGINNING OF PERIOD                       30,755,555          84,921,319
                                               -----------------     ---------------

NET ASSETS END OF PERIOD                                    $ -        $ 80,193,473
------------------------------------------     =================     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                4,136,366           5,023,169

      Units Issued                                      192,410             840,200
      Units Redeemed                                 (4,328,776)         (1,200,386)
                                               -----------------     ---------------

Units Outstanding at December 31, 2005                        -           4,662,983
                                               =================     ===============

(a)  Commencement of operations May 2, 2005.

(b)  Period from January 1, 2005 through April 28, 2005.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                             JNL/Eagle             JNL/FMR           JNL/FMR          JNL/Franklin
                                              SmallCap            Balanced           Mid-Cap        Templeton Small Cap
                                            Equity Portfolio      Portfolio       Equity Portfolio  Value Portfolio (a)
                                          ------------------   ----------------   ---------------   ------------------
OPERATIONS
   Net investment income (loss)                $ (1,227,921)      $ (1,632,382)     $ (1,421,672)           $ (68,566)
   Net realized gain (loss) on investments        7,375,963          2,321,999         1,016,015              (25,967)
   Net change in unrealized appreciation
      (depreciation) on investments              (5,816,698)         8,253,628         5,268,464              200,130
                                               -------------   ----------------   ---------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  331,344          8,943,245         4,862,807              105,597
                                               -------------   ----------------   ---------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     6,627,047         16,637,590         6,424,970            6,209,027
   Surrenders and terminations                   (8,915,568)        (8,492,556)      (15,231,861)            (130,125)
   Transfers between portfolios                 (10,461,075)         4,268,853       (11,705,562)           6,057,983
   Net annuitization transactions                         -           (124,650)          (16,748)                   -
   Policyholder charges (Note 3)                   (142,003)          (150,459)         (270,990)             (49,955)
                                               -------------   ----------------   ---------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (12,891,599)        12,138,778       (20,800,191)          12,086,930
                                               -------------   ----------------   ---------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS           (12,560,255)        21,082,023       (15,937,384)          12,192,527

NET ASSETS BEGINNING OF PERIOD                   92,613,313         97,767,851       136,151,828                    -
                                               -------------   ----------------   ---------------   ------------------

NET ASSETS END OF PERIOD                       $ 80,053,058      $ 118,849,874     $ 120,214,444         $ 12,192,527
------------------------------------------     =============   ================   ===============   ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            4,879,936          9,610,063         8,176,220                    -

      Units Issued                                  817,661          2,941,799           645,914            1,447,918
      Units Redeemed                             (1,516,812)        (1,738,797)       (1,988,421)            (328,000)
                                               -------------   ----------------   ---------------   ------------------

Units Outstanding at December 31, 2005            4,180,785         10,813,065         6,833,713            1,119,918
                                               =============   ================   ===============   ==================


                                               JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                                                   Mid Cap         International     International      Mid Cap
                                               Value Portfolio (a) Equity Portfolio  Value Portfolio  Value Portfolio
                                               -----------------   ---------------   --------------   -------------
OPERATIONS
   Net investment income (loss)                      $ (117,225)        $ 188,400     $ (1,069,653)   $ 12,628,196
   Net realized gain (loss) on investments               29,546         3,082,684        5,562,640      14,595,549
   Net change in unrealized appreciation
      (depreciation) on investments                     621,498         3,823,116       10,256,695     (16,355,304)
                                               -----------------   ---------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      533,819         7,094,200       14,749,682      10,868,441
                                               -----------------   ---------------   --------------   -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         6,910,996         9,404,661       24,400,198      29,467,508
   Surrenders and terminations                         (557,321)      (10,138,539)      (5,708,950)     (9,785,654)
   Transfers between portfolios                      15,399,538         3,424,665       10,501,855      (1,702,713)
   Net annuitization transactions                             -           (26,548)               -         (89,045)
   Policyholder charges (Note 3)                         (2,014)         (136,039)         (95,539)       (174,316)
                                               -----------------   ---------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             21,751,199         2,528,200       29,097,564      17,715,780
                                               -----------------   ---------------   --------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                22,285,018         9,622,400       43,847,246      28,584,221

NET ASSETS BEGINNING OF PERIOD                                -        78,421,955       72,980,461     133,656,872
                                               -----------------   ---------------   --------------   -------------

NET ASSETS END OF PERIOD                           $ 22,285,018      $ 88,044,355    $ 116,827,707    $162,241,093
------------------------------------------     =================   ===============   ==============   =============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        -         5,919,986        6,275,539       8,272,074

      Units Issued                                    2,175,633         1,631,437        5,024,582       3,413,995
      Units Redeemed                                   (197,291)       (1,432,082)      (2,292,828)     (2,403,827)
                                               -----------------   ---------------   --------------   -------------

Units Outstanding at December 31, 2005                1,978,342         6,119,341        9,007,293       9,282,242
                                               =================   ===============   ==============   =============


                                                JNL/Lazard
                                                Small Cap          JNL/MCM
                                               Value Portfolio   25 Portfolio
                                               -------------    ---------------
OPERATIONS
   Net investment income (loss)                 $ 4,326,511       $ (7,909,939)
   Net realized gain (loss) on investments       12,007,302         15,884,524
   Net change in unrealized appreciation
      (depreciation) on investments             (12,964,424)       (27,752,596)
                                               -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                3,369,389        (19,778,011)
                                               -------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    25,486,378        176,460,667
   Surrenders and terminations                   (8,877,504)       (22,359,466)
   Transfers between portfolios                 (11,398,494)         2,432,077
   Net annuitization transactions                   (62,535)          (109,280)
   Policyholder charges (Note 3)                   (191,789)          (529,511)
                                               -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          4,956,056        155,894,487
                                               -------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS             8,325,445        136,116,476

NET ASSETS BEGINNING OF PERIOD                  112,999,192        411,611,944
                                               -------------    ---------------

NET ASSETS END OF PERIOD                       $ 121,324,637     $ 547,728,420
------------------------------------------     =============    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            7,837,500         34,712,559

      Units Issued                                2,953,784         21,075,346
      Units Redeemed                             (2,573,915)        (7,260,890)
                                               -------------    ---------------

Units Outstanding at December 31, 2005            8,217,369         48,527,015
                                               =============    ===============
(a) Commencement of operations May 2, 2005.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                         JNL/MCM
                                                JNL/MCM            JNL/MCM            JNL/MCM            Enhanced
                                               Bond Index       Communications     Consumer Brands    S&P 500 Stock
                                               Portfolio         Sector Portfolio   Sector Portfolio  Index Portfolio
                                             ---------------    ---------------    ---------------    ---------------
OPERATIONS
   Net investment income (loss)                 $ 1,654,275        $ 1,154,418           $ 27,378        $ 2,307,901
   Net realized gain (loss) on investments          946,094         (1,342,914)           669,594          4,476,732
   Net change in unrealized appreciation
      (depreciation) on investments              (2,499,870)            32,496         (1,300,084)        (5,767,261)
                                             ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  100,499           (156,000)          (603,112)         1,017,372
                                             ---------------    ---------------    ---------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    55,025,997          2,858,629          3,352,260          7,461,796
   Surrenders and terminations                   (7,436,301)          (960,075)        (1,185,928)        (3,672,608)
   Transfers between portfolios                  10,469,991         (5,372,740)         1,665,314        (11,561,591)
   Net annuitization transactions                         -            (12,527)           (10,889)            (2,173)
   Policyholder charges (Note 3)                   (158,114)           (29,191)           (35,352)           (92,350)
                                             ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         57,901,573         (3,515,904)         3,785,405         (7,866,926)
                                             ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS            58,002,072         (3,671,904)         3,182,293         (6,849,554)

NET ASSETS BEGINNING OF PERIOD                  111,203,668         16,654,347         14,747,767         58,425,211
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS END OF PERIOD                      $ 169,205,740       $ 12,982,443       $ 17,930,060       $ 51,575,657
-----------------------------------------    ===============    ===============    ===============    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004         $ 10,125,670          3,665,525          1,356,144          6,653,351

      Units Issued                                7,355,848          1,963,125            848,192          1,883,242
      Units Redeemed                             (2,070,912)        (2,762,256)          (476,984)        (2,763,921)
                                             ---------------    ---------------    ---------------    ---------------

Units Outstanding at December 31, 2005           15,410,606          2,866,394          1,727,352          5,772,672
                                             ===============    ===============    ===============    ===============


                                                JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                               Financial           Global         Healthcare      International         JNL 5
                                             Sector Portfolio  15 Portfolio      Sector Portfolio  Index Portfolio    Portfolio
                                             --------------    --------------    -------------    -------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ 71,843      $ (8,283,148)      $ (431,638)     $ 2,606,427        $ (9,069,587)
   Net realized gain (loss) on investments       1,471,831        18,935,075        1,026,259       35,266,054           4,036,935
   Net change in unrealized appreciation
      (depreciation) on investments                (69,796)       38,425,818        2,422,306      (11,469,310)         66,139,627
                                             --------------    --------------    -------------    -------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               1,473,878        49,077,745        3,016,927       26,403,171          61,106,975
                                             --------------    --------------    -------------    -------------     ---------------

Contract transactions (1)
   Purchase payments (Note 4)                    6,604,422       192,956,622       17,208,056       75,318,078         771,323,079
   Surrenders and terminations                  (2,125,881)      (22,782,998)      (3,255,631)     (11,338,942)        (17,349,366)
   Transfers between portfolios                  2,993,456        25,388,467       17,258,779       17,925,758         281,847,018
   Net annuitization transactions                   (7,587)          (83,570)         (49,914)          (8,847)             83,807
   Policyholder charges (Note 3)                   (55,442)         (520,165)         (74,461)        (250,223)           (254,722)
                                             --------------    --------------    -------------    -------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         7,408,968       194,958,356       31,086,829       81,645,824       1,035,649,816
                                             --------------    --------------    -------------    -------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            8,882,846       244,036,101       34,103,756      108,048,995       1,096,756,791

NET ASSETS BEGINNING OF PERIOD                  28,505,269       395,535,457       39,865,181      162,270,172          81,382,642
                                             --------------    --------------    -------------    -------------     ---------------

NET ASSETS END OF PERIOD                      $ 37,388,115     $ 639,571,558     $ 73,968,937     $270,319,167      $ 1,178,139,433
-----------------------------------------    ==============    ==============    =============    =============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           2,368,939        33,885,761        3,742,277       11,866,833           7,460,363

      Units Issued                               1,476,187        22,157,621        4,091,855        8,300,203          96,351,311
      Units Redeemed                              (858,196)       (5,284,237)      (1,263,204)      (2,344,054)         (4,371,534)
                                             --------------    --------------    -------------    -------------     ---------------

Units Outstanding at December 31, 2005           2,986,930        50,759,145        6,570,928       17,822,982          99,440,140
                                             ==============    ==============    =============    =============     ===============

                                                JNL/MCM
                                                Nasdaq(R)
                                             15 Portfolio
                                             --------------
OPERATIONS
   Net investment income (loss)                 $ (397,448)
   Net realized gain (loss) on investments          97,326
   Net change in unrealized appreciation
      (depreciation) on investments              1,005,726
                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 705,604
                                             --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                   21,229,741
   Surrenders and terminations                    (892,925)
   Transfers between portfolios                 12,015,744
   Net annuitization transactions                   (4,314)
   Policyholder charges (Note 3)                   (10,247)
                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        32,337,999
                                             --------------

NET INCREASE (DECREASE) IN NET ASSETS           33,043,603

NET ASSETS BEGINNING OF PERIOD                   9,084,379
                                             --------------

NET ASSETS END OF PERIOD                      $ 42,127,982
-----------------------------------------    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             838,347

      Units Issued                               3,540,682
      Units Redeemed                              (376,794)
                                             --------------

Units Outstanding at December 31, 2005           4,002,235
                                             ==============
                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                  JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                                 Oil & Gas        S&P 400 MidCap        S&P 500         Select Small-Cap
                                               Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio
                                               ---------------    ----------------   --------------     --------------
OPERATIONS
   Net investment income (loss)                   $ 1,196,045          $ (274,767)    $ (1,004,513)      $ (7,253,367)
   Net realized gain (loss) on investments         14,001,695          17,052,583       17,522,180         15,160,105
   Net change in unrealized appreciation
      (depreciation) on investments                11,192,442           5,412,581       (6,642,831)        30,022,035
                                               ---------------    ----------------   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 26,390,182          22,190,397        9,874,836         37,928,773
                                               ---------------    ----------------   --------------     --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      50,468,544          66,757,596       97,404,155        160,248,483
   Surrenders and terminations                     (8,035,892)        (12,205,976)     (19,068,639)       (20,082,997)
   Transfers between portfolios                    53,303,786           2,657,289        6,469,654         12,942,671
   Net annuitization transactions                    (109,041)            (17,326)         (23,199)            11,564
   Policyholder charges (Note 3)                     (194,207)           (267,954)        (376,473)          (474,202)
                                               ---------------    ----------------   --------------     --------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           95,433,190          56,923,629       84,405,498        152,645,519
                                               ---------------    ----------------   --------------     --------------

NET INCREASE IN NET ASSETS                        121,823,372          79,114,026       94,280,334        190,574,292

NET ASSETS BEGINNING OF PERIOD                     52,129,280         185,042,426      286,238,045        356,176,523
                                               ---------------    ----------------   --------------     --------------

NET ASSETS END OF PERIOD                        $ 173,952,652       $ 264,156,452    $ 380,518,379      $ 546,750,815
-------------------------------------------    ===============    ================   ==============     ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004              3,034,615          14,331,421       26,948,868         19,548,820

      Units Issued                                  7,468,298           7,429,415       13,548,964         11,731,054
      Units Redeemed                               (2,909,790)         (3,084,404)      (5,391,256)        (3,180,707)
                                               ---------------    ----------------   --------------     --------------

Units Outstanding at December 31, 2005              7,593,123          18,676,432       35,106,576         28,099,167
                                               ===============    ================   ==============     ==============

                                                 JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                                Small Cap         Technology           Dow SM           S&P(R)         Value Line(R)
                                               Index Portfolio  Sector Portfolio    10 Portfolio    10 Portfolio    25 Portfolio
                                               -------------    ----------------    -------------   --------------  --------------
OPERATIONS
   Net investment income (loss)                   $ 619,694            $ 18,959     $ (7,876,919)    $ (8,705,809)   $ (3,318,008)
   Net realized gain (loss) on investments       11,024,426          (1,816,988)       5,205,205       32,957,182       5,070,538
   Net change in unrealized appreciation
      (depreciation) on investments              (5,408,810)          2,546,771      (30,728,850)     133,796,574      67,682,739
                                               -------------    ----------------    -------------   --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                6,235,310             748,742      (33,400,564)     158,047,947      69,435,269
                                               -------------    ----------------    -------------   --------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    59,757,635           8,110,009      164,304,332      180,243,446     216,713,306
   Surrenders and terminations                  (10,058,230)         (2,156,183)     (24,377,643)     (24,419,712)     (6,301,277)
   Transfers between portfolios                    (285,549)          9,087,606       11,494,884       20,070,507     139,078,622
   Net annuitization transactions                    (1,177)             (4,969)        (121,495)         (51,802)        (30,225)
   Policyholder charges (Note 3)                   (229,646)            (63,390)        (549,094)        (543,869)        (67,238)
                                               -------------    ----------------    -------------   --------------  --------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         49,183,033          14,973,073      150,750,984      175,298,570     349,393,188
                                               -------------    ----------------    -------------   --------------  --------------

NET INCREASE IN NET ASSETS                       55,418,343          15,721,815      117,350,420      333,346,517     418,828,457

NET ASSETS BEGINNING OF PERIOD                  162,489,576          29,544,518      429,752,717      361,642,110      33,044,335
                                               -------------    ----------------    -------------   --------------  --------------

NET ASSETS END OF PERIOD                       $ 217,907,919       $ 45,266,333     $547,103,137    $ 694,988,627    $451,872,792
-------------------------------------------    =============    ================    =============   ==============  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           12,204,708           5,148,604       45,137,078       36,652,282       2,890,178

      Units Issued                                6,590,467           4,665,630       25,493,031       22,680,139      27,753,467
      Units Redeemed                             (2,680,655)         (1,939,916)      (8,443,256)      (7,000,717)     (1,660,673)
                                               -------------    ----------------    -------------   --------------  --------------

Units Outstanding at December 31, 2005           16,114,520           7,874,318       62,186,853       52,331,704      28,982,972
                                               =============    ================    =============   ==============  ==============


                                                  JNL/MCM
                                                    VIP
                                                 Portfolio
                                               --------------
OPERATIONS
   Net investment income (loss)                 $ (1,429,060)
   Net realized gain (loss) on investments           955,588
   Net change in unrealized appreciation
      (depreciation) on investments               14,271,844
                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                13,798,372
                                               --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    133,918,405
   Surrenders and terminations                    (3,352,861)
   Transfers between portfolios                   60,121,386
   Net annuitization transactions                          -
   Policyholder charges (Note 3)                     (50,145)
                                               --------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         190,636,785
                                               --------------

NET INCREASE IN NET ASSETS                       204,435,157

NET ASSETS BEGINNING OF PERIOD                    21,516,111
                                               --------------

NET ASSETS END OF PERIOD                       $ 225,951,268
-------------------------------------------    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             1,942,541

      Units Issued                                18,511,164
      Units Redeemed                              (1,548,488)
                                               --------------

Units Outstanding at December 31, 2005            18,905,217
                                               ==============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                              JNL/Oppenheimer                      JNL/PIMCO                         JNL/Putnam
                                              Global Growth    JNL/Oppenheimer    Total Return      JNL/Putnam         Midcap
                                                Portfolio      Growth Portfolio   Bond Portfolio  Equity Portfolio  Growth Portfolio
                                              ---------------  ----------------   -------------   ---------------   --------------
OPERATIONS
   Net investment income (loss)                 $ (1,391,020)       $ (326,145)    $ 7,785,443        $ (805,488)      $ (444,594)
   Net realized gain (loss) on investments         6,720,558           538,815       3,708,226        (1,465,834)       1,862,507
   Net change in unrealized appreciation
      (depreciation) on investments                7,202,961         1,449,175     (10,033,344)       10,273,568        1,346,549
                                              ---------------  ----------------   -------------   ---------------   --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                12,532,499         1,661,845       1,460,325         8,002,246        2,764,462
                                              ---------------  ----------------   -------------   ---------------   --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     19,367,051         3,189,209      78,901,652         2,325,427        3,616,594
   Surrenders and terminations                    (6,840,972)       (1,620,284)    (24,966,061)      (18,627,252)      (2,970,003)
   Transfers between portfolios                     (394,467)          324,954      36,678,523        (8,101,374)        (625,392)
   Net annuitization transactions                    (97,157)          (48,547)       (264,414)          (74,354)          (3,639)
   Policyholder charges (Note 3)                    (117,518)          (50,685)       (582,880)         (240,222)         (72,202)
                                              ---------------  ----------------   -------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          11,916,937         1,794,647      89,766,820       (24,717,775)         (54,642)
                                              ---------------  ----------------   -------------   ---------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS             24,449,436         3,456,492      91,227,145       (16,715,529)       2,709,820

NET ASSETS BEGINNING OF PERIOD                   100,399,930        21,412,993     233,210,449       135,414,801       28,326,151
                                              ---------------  ----------------   -------------   ---------------   --------------

NET ASSETS END OF PERIOD                       $ 124,849,366      $ 24,869,485    $324,437,594     $ 118,699,272     $ 31,035,971
-----------------------------------------     ===============  ================   =============   ===============   ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             8,904,078         2,626,713      17,735,976         7,955,832        3,758,705

      Units Issued                                 3,582,423         1,187,377       9,953,036           408,484        1,515,669
      Units Redeemed                              (2,568,507)         (967,922)     (3,399,567)       (1,876,801)      (1,530,184)
                                              ---------------  ----------------   -------------   ---------------   --------------

Units Outstanding at December 31, 2005             9,917,994         2,846,168      24,289,445         6,487,515        3,744,190
                                              ===============  ================   =============   ===============   ==============

                                                                     JNL/              JNL/                               JNL/
                                               JNL/Putnam       S&P Managed      S&P Managed          JNL/          S&P Managed
                                              Value Equity       Aggressive      Conservative     S&P Managed         Moderate
                                               Portfolio       Growth Portfolio   Portfolio       Growth Portfolio   Portfolio
                                              -------------    --------------    -------------    -------------    ---------------
OPERATIONS
   Net investment income (loss)                 $ (863,134)     $ (4,295,485)      $ (657,094)    $ (3,696,317)      $ (1,205,191)
   Net realized gain (loss) on investments       4,299,340        11,779,153          299,600       50,987,264            454,726
   Net change in unrealized appreciation
      (depreciation) on investments              2,181,618        27,283,645        1,744,577        3,909,411          4,866,252
                                              -------------    --------------    -------------    -------------    ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               5,617,824        34,767,313        1,387,083       51,200,358          4,115,787
                                              -------------    --------------    -------------    -------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    5,522,876        34,981,221       42,938,470      106,809,058         93,597,150
   Surrenders and terminations                 (25,117,480)      (40,414,297)      (3,062,433)     (64,841,547)        (3,321,890)
   Transfers between portfolios                (11,017,462)      (56,487,192)      20,519,632      (39,338,373)        28,064,039
   Net annuitization transactions                 (125,861)         (213,625)               -         (599,198)                 -
   Policyholder charges (Note 3)                  (285,428)       (1,004,674)         (57,374)      (1,488,265)           (60,060)
                                              -------------    --------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (31,023,355)      (63,138,567)      60,338,295          541,675        118,279,239
                                              -------------    --------------    -------------    -------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS          (25,405,531)      (28,371,254)      61,725,378       51,742,033        122,395,026

NET ASSETS BEGINNING OF PERIOD                 195,302,756       575,961,421       11,968,161      886,559,753         17,713,775
                                              -------------    --------------    -------------    -------------    ---------------

NET ASSETS END OF PERIOD                      $169,897,225     $ 547,590,167     $ 73,693,539     $938,301,786      $ 140,108,801
-----------------------------------------     =============    ==============    =============    =============    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004          11,118,066        45,906,938        1,161,075       69,609,828          1,687,596

      Units Issued                                 646,280         3,946,634        6,800,323       11,818,306         12,095,636
      Units Redeemed                            (2,449,833)       (8,905,370)        (938,314)     (11,554,764)          (825,428)
                                              -------------    --------------    -------------    -------------    ---------------

Units Outstanding at December 31, 2005           9,314,513        40,948,202        7,023,084       69,873,370         12,957,804
                                              =============    ==============    =============    =============    ===============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                 JNL/
                                             S&P Managed           JNL/          JNL/Select        JNL/Select           JNL/
                                               Moderate       Select Balanced      Global          Large Cap        Select Money
                                             Growth Portfolio   Portfolio       Growth Portfolio Growth Portfolio   Market Portfolio
                                            ---------------   ---------------   --------------   ---------------    --------------
OPERATIONS
   Net investment income (loss)                $ 1,652,398       $ 8,710,615     $ (1,109,289)     $ (2,553,518)      $ 1,284,644
   Net realized gain (loss) on investments      14,455,639        45,931,053       (6,853,987)       (3,063,453)            3,219
   Net change in unrealized appreciation
      (depreciation) on investments             18,055,433       (41,224,961)       7,033,573         9,557,110            (3,219)
                                            ---------------   ---------------   --------------   ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              34,163,470        13,416,707         (929,703)        3,940,139         1,284,644
                                            ---------------   ---------------   --------------   ---------------    --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                  185,303,112        40,725,848        3,477,038        10,436,868        74,468,543
   Surrenders and terminations                 (49,583,310)      (38,641,164)     (18,240,767)      (21,564,073)      (27,826,063)
   Transfers between portfolios                 41,146,307         9,776,055       (8,808,235)      (31,392,119)      (12,310,887)
   Net annuitization transactions                  (95,952)         (174,238)         (95,847)          (44,068)         (860,372)
   Policyholder charges (Note 3)                  (871,226)         (478,420)        (231,914)         (392,481)         (627,217)
                                            ---------------   ---------------   --------------   ---------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       175,898,931        11,208,081      (23,899,725)      (42,955,873)       32,844,004
                                            ---------------   ---------------   --------------   ---------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS          210,062,401        24,624,788      (24,829,428)      (39,015,734)       34,128,648

NET ASSETS BEGINNING OF PERIOD                 548,950,583       347,226,552      142,751,587       204,976,467        95,568,556
                                            ---------------   ---------------   --------------   ---------------    --------------

NET ASSETS END OF PERIOD                     $ 759,012,984     $ 371,851,340    $ 117,922,159     $ 165,960,733     $ 129,697,204
---------------------------------------     ===============   ===============   ==============   ===============    ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004          44,168,981        16,217,313        7,516,632         9,238,864         8,010,234

      Units Issued                              21,278,116         3,166,047          403,306         1,053,877        17,853,338
      Units Redeemed                            (6,688,788)       (2,748,211)      (1,770,596)       (3,051,527)      (14,930,994)
                                            ---------------   ---------------   --------------   ---------------    --------------

Units Outstanding at December 31, 2005          58,758,309        16,635,149        6,149,342         7,241,214        10,932,578
                                            ===============   ===============   ==============   ===============    ==============


                                                JNL/          JNL/T. Rowe      JNL/T. Rowe           JNL/          JNL/Western
                                            Select Value    Price Established  Price Mid-Cap     T. Rowe Price      High Yield
                                             Portfolio      Growth Portfolio   Growth Portfolio  Value Portfolio  Bond Portfolio
                                            -------------   ----------------   -------------     --------------   ---------------
OPERATIONS
   Net investment income (loss)              $ 1,146,422       $ (4,258,911)   $ (4,234,256)       $ 1,034,633      $ 11,523,683
   Net realized gain (loss) on investments     5,804,210         11,677,306      46,522,370         18,024,243         2,388,592
   Net change in unrealized appreciation
      (depreciation) on investments           (2,590,309)         9,209,519        (998,396)        (7,901,837)      (14,348,480)
                                            -------------   ----------------   -------------     --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             4,360,323         16,627,914      41,289,718         11,157,039          (436,205)
                                            -------------   ----------------   -------------     --------------   ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                 13,308,875         25,919,728      35,645,638         39,980,710        31,896,093
   Surrenders and terminations                (5,114,143)       (36,437,567)    (39,618,783)       (19,677,827)      (22,880,413)
   Transfers between portfolios                8,433,515         16,636,431     (13,185,353)       (16,789,177)      (33,479,430)
   Net annuitization transactions                 (6,313)          (190,892)       (127,427)          (192,088)       (1,023,065)
   Policyholder charges (Note 3)                (109,885)          (517,840)       (536,377)          (340,903)         (318,498)
                                            -------------   ----------------   -------------     --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      16,512,049          5,409,860     (17,822,302)         2,980,715       (25,805,313)
                                            -------------   ----------------   -------------     --------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS         20,872,372         22,037,774      23,467,416         14,137,754       (26,241,518)

NET ASSETS BEGINNING OF PERIOD                58,415,483        323,718,530     357,292,076        240,613,630       235,740,097
                                            -------------   ----------------   -------------     --------------   ---------------

NET ASSETS END OF PERIOD                    $ 79,287,855      $ 345,756,304    $380,759,492      $ 254,751,384     $ 209,498,579
---------------------------------------     =============   ================   =============     ==============   ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004         3,567,122         14,110,589      12,521,371         18,259,184        20,282,607

      Units Issued                             2,176,148          3,164,042       1,989,645          5,345,898         6,995,076
      Units Redeemed                          (1,188,032)        (3,007,251)     (2,832,678)        (5,032,240)       (9,470,964)
                                            -------------   ----------------   -------------     --------------   ---------------

Units Outstanding at December 31, 2005         4,555,238         14,267,380      11,678,338         18,572,842        17,806,719
                                            =============   ================   =============     ==============   ===============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                 JNL/Western
                                              JNL/Western      U.S. Government
                                               Strategic          & Quality
                                             Bond Portfolio    Bond Portfolio
                                             --------------   ------------------
OPERATIONS
   Net investment income (loss)                $ 6,844,272          $ 3,736,154
   Net realized gain on investments              3,051,031              827,296
   Net change in unrealized (depreciation)
     on investments                             (8,275,985)          (3,271,854)
                                             --------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               1,619,318            1,291,596
                                             --------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                   47,311,880           20,974,085
   Surrenders and terminations                 (14,794,773)         (18,413,159)
   Transfers between portfolios                 25,780,333           (1,515,998)
   Net annuitization transactions                 (105,522)            (111,752)
   Policyholder charges (Note 3)                  (222,574)            (256,220)
                                             --------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        57,969,344              676,956
                                             --------------   ------------------

NET INCREASE IN NET ASSETS                      59,588,662            1,968,552

NET ASSETS BEGINNING OF PERIOD                 127,609,939          166,535,805
                                             --------------   ------------------

NET ASSETS END OF PERIOD                     $ 187,198,601        $ 168,504,357
----------------------------------------     ==============   ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           7,004,478           11,036,279

      Units Issued                               5,355,834            2,733,651
      Units Redeemed                            (2,115,888)          (2,672,053)
                                             --------------   ------------------

Units Outstanding at December 31, 2005          10,244,424           11,097,877
                                             ==============   ==================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained seventy-one (71) Portfolios during 2006, each of which invests in the following mutual funds ("Funds"):


                                JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund                            JNL/PIMCO Total Return Bond Fund
JNL/AIM Real Estate Fund                                 JNL/Putnam Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/Alger Growth Fund                                    JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Mid-Cap Equity Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Income Fund                       JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Retirement 2015 Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/S&P Retirement 2020 Fund
JNL/Goldman Sachs Short Duration Bond Fund               JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Equity Fund                   JNL/S&P Retirement Income Fund
JNL/JPMorgan International Value Fund                    JNL/Select Balanced Fund
JNL/Lazard Emerging Markets Fund                         JNL/Select Global Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Large Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Money Market Fund
JNL/MCM Bond Index Fund *                                JNL/Select Value Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/T. Rowe Price Established Growth Fund
JNL/MCM International Index Fund*                        JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Value Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Western High Yield Bond Fund
JNL/MCM Small Cap Index Fund*                            JNL/Western Strategic Bond Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Western U.S. Government & Quality Bond Fund
JNL/Oppenheimer Growth Fund


       JNL VARIABLE FUND LLC

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM Dow Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 15 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM S&P 24 Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 25 Fund*
JNL/MCM VIP Fund*


     VARIABLE INSURANCE FUNDS

Fifth Third Balanced VIP Fund
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

During the year ended December 31, 2006, the following Funds changed names:


PRIOR PORTFOLIO NAME                                     CURRENT PORTFOLIO NAME                          EFFECTIVE DATE
-------------------------------------------------------- ----------------------------------------------- --------------
-------------------------------------------------------- ----------------------------------------------- --------------
JNL/FMR Capital Growth Fund                              JNL/FMR Mid-Cap Equity Fund                     May 1, 2006
-------------------------------------------------------- ----------------------------------------------- --------------
-------------------------------------------------------- ----------------------------------------------- --------------
JNL/Salomon Brothers High Yield Bond Fund                JNL/Western High Yield Bond Fund                May 1, 2006
-------------------------------------------------------- ----------------------------------------------- --------------
-------------------------------------------------------- ----------------------------------------------- --------------
JNL/Salomon Brothers Strategic Bond Fund                 JNL/Western Strategic Bond Fund                 May 1, 2006
-------------------------------------------------------- ----------------------------------------------- --------------
-------------------------------------------------------- ----------------------------------------------- --------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund JNL/Western U.S. Government & Quality Bond Fund May 1, 2006
-------------------------------------------------------- ----------------------------------------------- --------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $3,411,936 and $2,989,941, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005, transfer fee charges were assessed in the amount of $13,545 and $14,725, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2006 and 2005, surrender charges were assessed in the amount of $16,200,921 and $12,596,929, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.22% - 0.40%, depending on the product chosen, of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     EARNINGS PROTECTION BENEFIT CHARGE. If this benefit option has been selected, Jackson National will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.40% - 0.60%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.20% - 1.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.75%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the contract owner and can range from 0.51% - 1.71%.

     OPTIONAL DEATH BENEFIT CHARGES. If any of the other optional death benefits are selected that are available under the Contract, Jackson National will make an additional deduction of 0.50% - 0.80% on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios, based on the optional death benefit selected.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     For contract enhancement benefits, Jackson National contributed $55,633,702 and $37,423,150 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:


-----------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-----------------------------------------------------------------------------------------------

                                                                                 PROCEEDS
                                                               PURCHASES        FROM SALES
                                                               ---------        ----------
JNL/AIM Large Cap Growth Fund                                 $  38,145,713     $  32,483,593
JNL/AIM Real Estate Fund                                        138,596,485        31,399,635
JNL/AIM Small Cap Growth Fund                                    23,050,416        22,613,891
JNL/Alger Growth Fund                                            24,785,073        56,404,844
JNL/Eagle Core Equity Fund                                       12,100,482        23,182,727
JNL/Eagle SmallCap Equity Fund                                   55,724,958        39,158,932
JNL/FMR Balanced Fund                                            53,397,057        30,985,500
JNL/FMR Mid-Cap Equity Fund                                      15,905,410        36,265,361
JNL/Franklin Templeton Income Fund                               61,698,814         4,798,928
JNL/Franklin Templeton Small Cap Value Fund                      52,588,057        22,923,303
JNL/Goldman Sachs Mid Cap Value Fund                             44,341,476        16,632,402
JNL/Goldman Sachs Short Duration Bond Fund                       41,204,561        15,989,212
JNL/JPMorgan International Equity Fund                           70,105,858        45,886,646
JNL/JPMorgan International Value Fund                           204,878,667        75,015,734
JNL/Lazard Emerging Markets Fund                                 31,862,922         5,541,918
JNL/Lazard Mid Cap Value Fund                                    75,995,387        58,693,391
JNL/Lazard Small Cap Value Fund                                  72,775,009        63,204,133
JNL/MCM Bond Index Fund                                         114,473,836        55,732,918
JNL/MCM Enhanced S&P 500 Stock Index Fund                        31,545,893        18,889,760
JNL/MCM International Index Fund                                211,493,835        92,639,399
JNL/MCM S&P 400 MidCap Index Fund                               154,168,146        83,090,887
JNL/MCM S&P 500 Index Fund                                      172,172,766       100,152,642
JNL/MCM Small Cap Index Fund                                    151,699,994        81,877,408
JNL/Oppenheimer Global Growth Fund                               86,903,587        48,146,029
JNL/Oppenheimer Growth Fund                                      10,903,400         9,977,060



-----------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-----------------------------------------------------------------------------------------------

                                                                                 PROCEEDS
                                                               PURCHASES        FROM SALES
                                                               ---------        ----------
JNL/PIMCO Total Return Bond Fund                              $ 216,265,644     $ 103,142,441
JNL/Putnam Equity Fund                                            8,432,132        36,948,002
JNL/Putnam Midcap Growth Fund                                    14,860,663        15,939,826
JNL/Putnam Value Equity Fund                                     14,231,302        48,320,657
JNL/S&P Managed Aggressive Growth Fund                          116,873,494       132,759,670
JNL/S&P Managed Conservative Fund                                82,251,897        34,636,523
JNL/S&P Managed Growth Fund                                     274,149,421       209,676,082
JNL/S&P Managed Moderate Fund                                   173,857,223        44,613,975
JNL/S&P Managed Moderate Growth Fund                            359,946,275       187,978,292
JNL/S&P Retirement 2015 Fund                                      4,700,787           444,537
JNL/S&P Retirement 2020 Fund                                      1,833,478           107,090
JNL/S&P Retirement 2025 Fund                                      1,100,269           210,712
JNL/S&P Retirement Income Fund                                    9,839,204         2,041,638
JNL/Select Balanced Fund                                        101,006,978        96,031,195
JNL/Select Global Growth Fund                                    12,927,401        35,307,243
JNL/Select Large Cap Growth Fund                                 22,450,629        55,395,019
JNL/Select Money Market Fund                                    507,752,131       390,291,499
JNL/Select Value Fund                                           109,008,650        36,397,294
JNL/T. Rowe Price Established Growth Fund                        75,570,570        95,262,847
JNL/T. Rowe Price Mid-Cap Growth Fund                           147,148,202       125,151,207
JNL/T. Rowe Price Value Fund                                    115,870,644        77,837,969
JNL/Western High Yield Bond Fund                                179,257,949       111,050,427
JNL/Western Strategic Bond Fund                                 120,951,933        67,240,914
JNL/Western U.S. Government & Quality Bond Fund                  55,228,967        61,664,190

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

                                                                  PROCEEDS
                                                PURCHASES        FROM SALES
                                                ---------        ----------
JNL/MCM 25 Fund                               $  250,806,137    $164,394,988
JNL/MCM Communications Sector Fund                81,858,165      50,311,409
JNL/MCM Consumer Brands Sector Fund               11,196,652       8,654,342
JNL/MCM Dow SM 10 Fund                           310,186,563     187,385,901
JNL/MCM Dow Dividend Fund                        284,667,313      30,716,437
JNL/MCM Financial Sector Fund                     50,451,221      29,262,721
JNL/MCM Global 15 Fund                           423,014,348     234,163,145
JNL/MCM Healthcare Sector Fund                    46,977,194      42,624,177
JNL/MCM JNL 5 Fund                             2,343,352,090     391,481,260


--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

                                                                  PROCEEDS
                                                PURCHASES        FROM SALES
                                                ---------        ----------
JNL/MCM JNL Optimized 5 Fund                   $ 90,890,435     $ 12,809,412
JNL/MCM Nasdaq(R) 15 Fund                        50,419,072       29,874,577
JNL/MCM Oil & Gas Sector Fund                   278,279,109      192,674,490
JNL/MCM S&P(R) 10 Fund                          340,585,868      263,171,048
JNL/MCM Select Small-Cap Fund                   252,536,258      156,764,449
JNL/MCM S&P 24 Fund                              18,559,612        1,306,359
JNL/MCM Technology Sector Fund                   41,105,225       30,397,148
JNL/MCM Value Line(R) 25 Fund                   631,471,707      255,592,617
JNL/MCM VIP Fund                                220,065,172       71,555,353



--------------------------------------------------------------------------------
                            VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

                                                                  PROCEEDS
                                                PURCHASES        FROM SALES
                                                ---------        ----------
Fifth Third Balanced VIP Fund                  $    36,686       $    37,332
Fifth Third Disciplined Value VIP Fund           1,758,904         1,139,224

--------------------------------------------------------------------------------
                            VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

                                                                  PROCEEDS
                                                PURCHASES        FROM SALES
                                                ---------        ----------
Fifth Third Mid Cap VIP Fund                   $  539,871       $   422,732
Fifth Third Quality Growth VIP Fund             1,266,649           726,592

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                       Fifth                Fifth Third               Fifth                 Fifth Third
                                   Third Balance          Disciplined Value        Third Mid Cap           Quality Growth
                                  VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)
                                  -----------------       -----------------       -----------------       -----------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $12.198984              $17.116518              $16.184937              $ 6.908989
   Total Return *                          3.93%***                  16.36%                   6.36%                   1.25%
   Ratio of Expenses **                       3.16%                   3.41%                   3.41%                   3.41%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $11.782942              $14.710224              $15.216546              $ 6.823488
   Total Return *                            -0.53%                   2.88%                   6.32%                   2.53%
   Ratio of Expenses **                       2.41%                   3.41%                   3.41%                   3.41%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $11.845398              $14.298550              $14.311708              $ 6.655426
   Total Return *                          3.49%***                7.80%***                5.24%***                3.96%***
   Ratio of Expenses **                       2.41%                   3.41%                   3.41%                   3.41%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   n/a                     n/a                     n/a                     n/a
   Total Return *                               n/a                     n/a                     n/a                     n/a
   Ratio of Expenses **                         n/a                     n/a                     n/a                     n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   n/a                     n/a                     n/a                     n/a
   Total Return *                               n/a                     n/a                     n/a                     n/a
   Ratio of Expenses **                         n/a                     n/a                     n/a                     n/a



                                  JNL/AIM Large              JNL/AIM               JNL/AIM                JNL/AIM Small
                                   Cap Growth             Premier Equity          Real Estate              Cap Growth
                                   Portfolio              II Portfolio (b)        Portfolio (c)             Portfolio
                                  -------------           ----------------        -------------           -------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $11.141032                        n/a          $ 15.003152              $12.952147
   Total Return *                         3.90%                        n/a           31.43%***                10.62%***
   Ratio of Expenses **                   3.75%                        n/a               3.75%                    3.71%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $10.722972                        n/a          $ 11.415702              $11.709139
   Total Return *                         3.30%                        n/a            0.00%***                    4.75%
   Ratio of Expenses **                   3.75%                        n/a               3.71%                    3.45%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $10.380847                 $ 8.913242                 n/a               $11.177826
   Total Return *                      4.65%***                     -2.62%                 n/a                 2.35%***
   Ratio of Expenses **                   3.75%                      2.80%                 n/a                    3.45%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $ 9.979643                 $ 9.153284                 n/a               $10.957129
   Total Return *                      2.79%***                   3.58%***                 n/a                 9.40%***
   Ratio of Expenses **                   2.91%                      2.80%                 n/a                    2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 7.935282                 $ 7.696877                 n/a               $ 8.182448
   Total Return *                      1.99%***                  -3.18%***                 n/a                -4.39%***
   Ratio of Expenses **                   2.55%                      2.55%                 n/a                    2.55%


                                                           JNL/Alliance
                                     JNL/Alger            Capital Growth
                                  Growth Portfolio         Portfolio (d)
                                  ----------------        ---------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                           $15.897582                    n/a
   Total Return *                            1.41%                    n/a
   Ratio of Expenses **                      3.45%                    n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                           $15.676069             $ 7.631560
   Total Return *                            8.51%                 -9.75%
   Ratio of Expenses **                      3.45%                  3.75%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                           $14.447148             $ 8.456116
   Total Return *                         0.32%***               4.81%***
   Ratio of Expenses **                      3.45%                  3.75%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                           $14.885250             $ 8.673622
   Total Return *                         9.75%***               1.76%***
   Ratio of Expenses **                      2.91%                  2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                           $11.625507             $ 7.309474
   Total Return *                        -0.56%***             -11.03%***
   Ratio of Expenses **                      2.55%                  2.55%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 3, 2004.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                       Fifth                Fifth Third               Fifth                 Fifth Third
                                   Third Balance          Disciplined Value        Third Mid Cap           Quality Growth
                                  VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)
                                  -----------------       -----------------       -----------------       -----------------

LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $13.215690              $18.847190              $17.821040              $ 7.852031
   Total Return *                             7.66%                  18.89%                   8.68%                   3.46%
   Ratio of Expenses **                       1.25%                   1.25%                   1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $12.275947              $15.852385              $16.397673              $ 7.589596
   Total Return *                             0.75%                   5.12%                   8.64%                   4.76%
   Ratio of Expenses **                       1.25%                   1.25%                   1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $12.183991              $15.080382              $15.093897              $ 7.244899
   Total Return *                          4.71%***               11.92%***                6.22%***                3.68%***
   Ratio of Expenses **                       1.25%                   1.25%                   1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   n/a                     n/a                     n/a                     n/a
   Total Return *                               n/a                     n/a                     n/a                     n/a
   Ratio of Expenses **                         n/a                     n/a                     n/a                     n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   n/a                     n/a                     n/a                     n/a
   Total Return *                               n/a                     n/a                     n/a                     n/a
   Ratio of Expenses **                         n/a                     n/a                     n/a                     n/a


                                  JNL/AIM Large              JNL/AIM               JNL/AIM                JNL/AIM Small
                                   Cap Growth             Premier Equity          Real Estate              Cap Growth
                                   Portfolio              II Portfolio (b)        Portfolio (c)             Portfolio
                                  -------------           ----------------        -------------           -------------

LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $12.843047                        n/a          $ 15.693623              $14.700524
   Total Return *                         6.79%                        n/a              35.03%                   13.35%
   Ratio of Expenses **                   1.00%                        n/a               1.00%                    1.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $12.026701                        n/a          $ 11.622681              $12.968937
   Total Return *                         6.17%                        n/a            8.19%***                    7.34%
   Ratio of Expenses **                   1.00%                        n/a               1.00%                    1.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $11.327999                 $ 9.289106                 n/a               $12.081613
   Total Return *                      7.15%***                     -2.09%                 n/a                 3.13%***
   Ratio of Expenses **                   1.00%                      1.15%                 n/a                    1.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $10.368162                 $ 9.487409                 n/a               $11.382319
   Total Return *                        28.54%                     21.26%                 n/a                   36.85%
   Ratio of Expenses **                   1.15%                      1.15%                 n/a                    1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 8.066239                 $ 7.824266                 n/a               $ 8.317290
   Total Return *                    -24.74%***                 -25.09%***                 n/a               -25.17%***
   Ratio of Expenses **                   1.15%                      1.15%                 n/a                    1.15%



                                                           JNL/Alliance
                                     JNL/Alger            Capital Growth
                                  Growth Portfolio         Portfolio (d)
                                  ----------------        --------------

LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                           $20.922199                   n/a
   Total Return *                            3.92%                   n/a
   Ratio of Expenses **                      1.00%                   n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                           $20.132698            $ 9.193400
   Total Return *                           11.19%                -8.99%
   Ratio of Expenses **                      1.00%                 1.15%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                           $18.106523            $10.101441
   Total Return *                        -2.18%***                 5.09%
   Ratio of Expenses **                      1.00%                 1.15%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                           $17.200539            $ 9.611899
   Total Return *                           33.74%                22.89%
   Ratio of Expenses **                      1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                           $12.861002            $ 7.821585
   Total Return *                       -28.91%***            -26.52%***
   Ratio of Expenses **                      1.15%                 1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 3, 2004.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Fifth                Fifth Third               Fifth                 Fifth Third
                                       Third Balance          Disciplined Value        Third Mid Cap           Quality Growth
                                      VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)       VIP Portfolio (a)
                                      -----------------       -----------------       -----------------       -----------------

PORTFOLIO DATA
Period ended December 31, 2006

   Net Assets (in thousands)                    $   146               $   8,023               $   3,120               $   6,025
   Units Outstanding (in thousands)                  11                     434                     179                     789
   Investment Income Ratio *                      2.52%                   3.12%                   0.03%                   0.80%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                    $   139               $   6,339               $   2,722               $   5,255
   Units Outstanding (in thousands)                  11                     406                     169                     709
   Investment Income Ratio *                      1.68%                   1.35%                   0.10%                   0.03%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                    $   123               $   3,841               $   1,691               $   3,316
   Units Outstanding (in thousands)                  10                     257                     113                     466
   Investment Income Ratio *                      0.64%                   0.50%                   0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        n/a                      n/a                    n/a                     n/a
   Units Outstanding (in thousands)                 n/a                      n/a                    n/a                     n/a
   Investment Income Ratio *                        n/a                      n/a                    n/a                     n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        n/a                      n/a                    n/a                     n/a
   Units Outstanding (in thousands)                 n/a                      n/a                    n/a                     n/a
   Investment Income Ratio *                        n/a                      n/a                    n/a                     n/a


                                      JNL/AIM Large              JNL/AIM               JNL/AIM                JNL/AIM Small
                                      Cap Growth             Premier Equity          Real Estate              Cap Growth
                                      Portfolio              II Portfolio (b)        Portfolio (c)             Portfolio
                                     -------------           ----------------        -------------           -------------
PORTFOLIO DATA
Period ended December 31, 2006

   Net Assets (in thousands)           $ 89,484                   n/a                  $ 151,821               $ 47,863
   Units Outstanding (in thousands)       7,210                   n/a                      9,795                  3,368
   Investment Income Ratio *              0.02%                   n/a                      1.51%                  0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)           $ 77,265                   n/a                   $ 23,177               $ 45,043
   Units Outstanding (in thousands)       6,605                   n/a                      2,005                  3,570
   Investment Income Ratio *              0.04%                   n/a                      0.00%                  0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)           $ 63,173                   $ -                        n/a               $ 39,024
   Units Outstanding (in thousands)       5,689                     -                        n/a                  3,293
   Investment Income Ratio *              0.00%                 0.14%                        n/a                  0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)           $ 33,754               $ 9,600                        n/a               $ 40,305
   Units Outstanding (in thousands)       3,286                 1,022                        n/a                  3,572
   Investment Income Ratio *              0.00%                 0.00%                        n/a                  0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)            $ 6,522               $ 4,773                        n/a               $ 12,081
   Units Outstanding (in thousands)         812                   614                        n/a                  1,459
   Investment Income Ratio *              0.00%                 0.00%                        n/a                  0.00%



                                                                           JNL/Alliance
                                                     JNL/Alger            Capital Growth
                                                  Growth Portfolio         Portfolio (d)
                                                  ----------------        --------------
PORTFOLIO DATA
Period ended December 31, 2006

   Net Assets (in thousands)                          $ 131,911                  n/a
   Units Outstanding (in thousands)                       6,621                  n/a
   Investment Income Ratio *                              0.02%                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                          $ 157,540                    -
   Units Outstanding (in thousands)                       8,153                    -
   Investment Income Ratio *                              0.10%                0.04%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                          $ 165,724             $ 30,756
   Units Outstanding (in thousands)                       9,468                4,136
   Investment Income Ratio *                              0.01%                0.21%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                          $ 191,213             $ 43,021
   Units Outstanding (in thousands)                      11,287                6,242
   Investment Income Ratio *                              0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                          $ 143,546             $ 25,761
   Units Outstanding (in thousands)                      11,267                5,111
   Investment Income Ratio *                              0.00%                0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations May 3, 2004.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                        JNL/Eagle     JNL/FMR          JNL/FMR         JNL/Franklin
                                   JNL/Eagle Core        SmallCap     Balanced         Mid-Cap           Templeton
                                  Equity Portfolio  Equity Portfolio  Portfolio   Equity Portfolio  Income Portfolio (c)
                                  ----------------  ----------------  ---------   ----------------  --------------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                         $15.801623       $ 18.097518   $10.262688      $18.793604         $10.722272
   Total Return *                          8.60%           15.49%         6.60%           8.10%           4.10%***
   Ratio of Expenses **                    3.40%            3.91%         3.86%           3.61%              3.56%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                         $14.549938       $ 15.669951   $ 9.626865      $17.386172                n/a
   Total Return *                         -0.07%        -0.24%***         5.93%        2.41%***                n/a
   Ratio of Expenses **                    3.40%            3.91%         3.86%           3.61%                n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                         $14.560445       $ 16.580951   $ 9.087874      $17.242370                n/a
   Total Return *                       8.80%***        14.09%***      6.75%***        8.76%***                n/a
   Ratio of Expenses **                    3.40%            3.40%         3.86%           3.45%                n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                         $14.684021       $ 14.965423   $ 8.938991      $15.862021                n/a
   Total Return *                       4.67%***         3.95%***      5.61%***       14.66%***                n/a
   Ratio of Expenses **                    2.91%            2.91%         2.91%           2.90%                n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                         $12.428983       $ 11.260062   $ 8.175679      $12.363416                n/a
   Total Return *                     -20.41%***        -3.06%***     -8.63%***       -1.48%***                n/a
   Ratio of Expenses **                    2.55%            2.55%         2.55%           2.55%                n/a



                                   JNL/Franklin
                                    Templeton         JNL/Goldman Sachs   JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan
                                    Small Cap              Mid Cap         Short Duration      International     International
                                  Value Portfolio(b)  Value Portfolio(b)  Bond Portfolio(c)  Equity Portfolio  Value Portfolio(a)
                                  -----------------   ------------------  -----------------  ----------------  ------------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $12.167333           $ 12.353358        $ 10.109623        $13.283412         $12.758163
   Total Return *                        13.21%                11.30%           0.37%***            17.90%             26.93%
   Ratio of Expenses **                   3.91%                 3.91%              2.96%             3.91%              3.91%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $10.747716           $ 11.098693                n/a        $11.267140         $10.051067
   Total Return *                      0.89%***             -0.85%***                n/a          3.64%***           4.81%***
   Ratio of Expenses **                   3.91%                 3.91%                n/a             3.91%              3.91%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               n/a                   n/a                n/a        $11.064433         $ 8.911939
   Total Return *                           n/a                   n/a                n/a          9.87%***          16.07%***
   Ratio of Expenses **                     n/a                   n/a                n/a             3.45%              3.75%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               n/a                   n/a                n/a        $10.270368         $ 7.930736
   Total Return *                           n/a                   n/a                n/a          6.68%***           8.84%***
   Ratio of Expenses **                     n/a                   n/a                n/a             2.96%              2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               n/a                   n/a                n/a        $ 8.492644         $ 6.003411
   Total Return *                           n/a                   n/a                n/a          5.08%***           0.41%***
   Ratio of Expenses **                     n/a                   n/a                n/a             2.55%             2.395%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations September 30, 2002.

(b)  Commencement of operations May 2, 2005.

(c)  Commencement of operations May 1, 2006.



JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                                        JNL/Eagle     JNL/FMR          JNL/FMR         JNL/Franklin
                                   JNL/Eagle Core        SmallCap     Balanced         Mid-Cap           Templeton
                                  Equity Portfolio  Equity Portfolio  Portfolio   Equity Portfolio  Income Portfolio (c)
                                  ----------------  ----------------  ---------   ----------------  --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                      $20.228069        $ 24.417432    $12.417826       $25.461414        $10.908218
   Total Return *                       11.23%            18.89%          9.69%           10.94%         -0.02%***
   Ratio of Expenses **                  1.00%             1.00%          1.00%            1.00%             1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                      $18.185242        $ 20.537083    $11.320907       $22.949895               n/a
   Total Return *                        2.35%             1.50%          9.00%            5.11%               n/a
   Ratio of Expenses **                  1.00%             1.00%          1.00%            1.00%               n/a

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                      $17.767948        $ 20.232962    $10.386549       $21.834409               n/a
   Total Return *                     3.82%***            17.62%       6.66%***           16.82%               n/a
   Ratio of Expenses **                  1.00%             1.00%          1.00%            1.00%               n/a

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                      $16.695529        $ 17.202438    $ 9.535089       $18.690119               n/a
   Total Return *                       23.12%         13.51%***         12.43%        11.45%***               n/a
   Ratio of Expenses **                  1.15%             1.00%          1.15%            1.00%               n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                       $13.560918        $ 12.297205    $ 8.480604       $13.758252               n/a
   Total Return *                   -17.84%***        -22.60%***      -5.65%***       -22.79%***               n/a
   Ratio of Expenses **                  1.15%             1.15%          1.15%            1.15%               n/a




                                   JNL/Franklin
                                    Templeton         JNL/Goldman Sachs   JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan
                                    Small Cap              Mid Cap         Short Duration      International     International
                                  Value Portfolio(b)  Value Portfolio(b)  Bond Portfolio(c)  Equity Portfolio  Value Portfolio(a)
                                  -----------------   ------------------  -----------------  ----------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                        $12.769450        $ 12.942905         $ 10.235082        $18.636415         $16.498809
   Total Return *                       3.43%***             14.50%           -0.12%***            21.37%             30.67%
   Ratio of Expenses **                    1.00%              1.15%               1.10%             1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                        $10.946232        $ 11.303526                 n/a        $15.355109         $12.626277
   Total Return *                       7.60%***          10.14%***                 n/a             9.59%             17.39%
   Ratio of Expenses **                    1.15%              1.15%                 n/a             1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                               n/a                n/a                 n/a        $14.011462         $10.755922
   Total Return *                            n/a                n/a                 n/a            15.18%             21.32%
   Ratio of Expenses **                      n/a                n/a                 n/a             1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                               n/a                n/a                 n/a        $12.164594         $ 8.865871
   Total Return *                            n/a                n/a                 n/a         16.60%***          42.58%***
   Ratio of Expenses **                      n/a                n/a                 n/a             1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                n/a                n/a                 n/a        $ 9.450867         $ 6.376038
   Total Return *                            n/a                n/a                 n/a        -22.02%***           0.86%***
   Ratio of Expenses **                      n/a                n/a                 n/a             1.15%              1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 30, 2002.

(b) Commencement of operations May 2, 2005.

(c) Commencement of operations May 1, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                             JNL/Eagle     JNL/FMR          JNL/FMR         JNL/Franklin
                                        JNL/Eagle Core        SmallCap     Balanced         Mid-Cap           Templeton
                                       Equity Portfolio  Equity Portfolio  Portfolio   Equity Portfolio  Income Portfolio (c)
                                       ----------------  ----------------  ---------   ----------------  --------------------


PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)             $ 78,068          $ 104,070       $ 151,521       $ 112,750          $ 58,428
   Units Outstanding (in thousands)         4,109              4,595          12,674           5,729             5,381
   Investment Income Ratio *                0.02%              0.00%           0.93%           0.00%             5.07%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)             $ 80,193           $ 80,053       $ 118,850       $ 120,214               n/a
   Units Outstanding (in thousands)         4,663              4,181          10,813           6,834               n/a
   Investment Income Ratio *                0.87%              0.00%           0.01%           0.27%               n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)             $ 84,921           $ 92,613        $ 97,768       $ 136,152               n/a
   Units Outstanding (in thousands)         5,023              4,880           9,610           8,176               n/a
   Investment Income Ratio *                0.74%              0.00%           1.33%           0.00%               n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)             $ 80,208           $ 81,155        $ 85,632       $ 141,533               n/a
   Units Outstanding (in thousands)         4,960              5,010           9,046           9,962               n/a
   Investment Income Ratio *                0.76%              0.00%           1.59%           0.00%               n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)             $ 55,566           $ 60,051        $ 57,817       $ 121,683               n/a
   Units Outstanding (in thousands)         4,214              5,120           6,823          11,559               n/a
   Investment Income Ratio *                0.72%              0.00%           2.26%           0.00%               n/a



                                        JNL/Franklin
                                         Templeton         JNL/Goldman Sachs   JNL/Goldman Sachs    JNL/JPMorgan
                                         Small Cap              Mid Cap         Short Duration      International
                                       Value Portfolio(b)  Value Portfolio(b)  Bond Portfolio(c)  Equity Portfolio
                                       -----------------   ------------------  -----------------  ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)              $ 45,327             $ 54,652           $ 25,837          $ 132,458
   Units Outstanding (in thousands)          3,595                4,264              2,534              7,662
   Investment Income Ratio *                 1.38%                2.41%              0.00%              1.62%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)              $ 12,193             $ 22,285                n/a           $ 88,044
   Units Outstanding (in thousands)          1,120                1,978                n/a              6,119
   Investment Income Ratio *                 0.00%                0.00%                n/a              1.75%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                   n/a                  n/a                n/a           $ 78,422
   Units Outstanding (in thousands)            n/a                  n/a                n/a              5,920
   Investment Income Ratio *                   n/a                  n/a                n/a              1.27%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   n/a                  n/a                n/a           $ 81,746
   Units Outstanding (in thousands)            n/a                  n/a                n/a              7,056
   Investment Income Ratio *                   n/a                  n/a                n/a              1.69%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   n/a                  n/a                n/a           $ 66,508
   Units Outstanding (in thousands)            n/a                  n/a                n/a              7,270
   Investment Income Ratio *                   n/a                  n/a                n/a              0.92%


                                         JNL/JPMorgan
                                         International
                                       Value Portfolio(a)
                                       ------------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                $ 293,190
   Units Outstanding (in thousands)            18,030
   Investment Income Ratio *                    2.37%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                $ 116,828
   Units Outstanding (in thousands)             9,007
   Investment Income Ratio *                    0.45%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                 $ 72,980
   Units Outstanding (in thousands)             6,276
   Investment Income Ratio *                    1.42%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                 $ 24,675
   Units Outstanding (in thousands)             2,413
   Investment Income Ratio *                    4.47%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 438
   Units Outstanding (in thousands)                56
   Investment Income Ratio *                    3.79%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations September 30, 2002.

(b)  Commencement of operations May 2, 2005.

(c)  Commencement of operations May 1, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/Lazard           JNL/Lazard        JNL/Lazard                       JNL/MCM
                                           Emerging              Mid Cap          Small Cap        JNL/MCM       Bond Index
                                      Markets Portfolio(c)   Value(Portfolio   Value Portfolio   25 Portfolio   Portfolio(a)
                                      --------------------   ---------------   ---------------   ------------   ------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                          $10.747873             $17.065782        $14.436122        $10.473370     $10.074061
   Total Return *                       11.69%***               7.85%***          6.54%***             7.84%         -0.32%
   Ratio of Expenses **                     3.36%                 3.695%             3.51%             4.00%          3.91%

PERIOD ENDED DECEMBER 31, 2005
                                        12.105255
   Unit Value                                 n/a             $15.559998        $12.861470        $ 9.711698     $10.106316
   Total Return *                             n/a                  4.96%             1.11%            -6.73%      -0.30%***
   Ratio of Expenses **                       n/a                  3.61%             3.45%             4.00%          3.91%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 n/a             $14.824692        $12.720310        $10.411974     $10.322773
   Total Return *                             n/a              10.40%***          8.52%***         11.69%***       0.53%***
   Ratio of Expenses **                       n/a                  3.61%             3.45%             4.00%         3.895%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 n/a             $12.837923        $11.777425        $ 9.216104     $10.560119
   Total Return *                             n/a               9.89%***          9.01%***         34.74%***       0.01%***
   Ratio of Expenses **                       n/a                  2.91%             2.91%             3.20%          2.90%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 n/a             $10.434434        $ 8.887344        $ 7.327916     $10.593579
   Total Return *                             n/a              -7.39%***        -10.10%***        -14.46%***       4.62%***
   Ratio of Expenses **                       n/a                  2.55%             2.55%             2.55%          2.55%




                                                                                                        JNL/MCM
                                         JNL/MCM          JNL/MCM         JNL/MCM       JNL/MCM         Enhanced
                                      Communication   Consumer Brands      Dow SM     Dow Dividend    S&P 500 Stock
                                    Sector Portfolio  Sector Portfo1io  10 Portfolio  Portfolio(d)  Index Portfolio(b)
                                    ----------------  ----------------  ------------  ------------  -------------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006
                                        $ 5.129986      $ 9.994079       $ 9.420741   $11.593769       $ 8.210535
   Unit Value                            15.15%***           9.48%           24.49%     2.15%***           12.49%
   Total Return *                            3.71%           3.56%            4.00%        3.55%            3.80%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2005
                                        $ 4.041766      $ 9.128653       $ 7.567178          n/a       $ 7.298669
   Unit Value                               -2.22%       -3.04%***           -9.36%          n/a            0.37%
   Total Return *                            3.21%           3.56%            4.00%          n/a            3.80%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2004
                                        $ 4.133508      $ 9.884514       $ 8.348810          n/a       $ 7.272051
   Unit Value                            11.05%***        6.32%***         7.70%***          n/a         4.45%***
   Total Return *                            3.21%           3.21%            4.00%          n/a            3.80%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2003
                                        $ 3.743377      $ 9.568389       $ 8.757884          n/a       $ 7.074361
   Unit Value                             7.05%***        3.87%***        28.70%***          n/a         6.95%***
   Total Return *                            2.51%           2.51%          3.2000%          n/a            2.91%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2002
                                        $ 4.572431      $ 9.287579       $ 7.355307          n/a       $ 5.716209
   Unit Value                              -46.46%          -7.44%        -8.82%***          n/a        -0.63%***
   Total Return *                            1.60%           1.60%            2.55%          n/a            2.55%
   Ratio of Expenses **


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 1, 2006.

(d)  Commencement of operations January 17, 2006.



JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                          JNL/Lazard           JNL/Lazard        JNL/Lazard                       JNL/MCM
                                           Emerging              Mid Cap          Small Cap        JNL/MCM       Bond Index
                                      Markets Portfolio(c)   Value(Portfolio   Value Portfolio   25 Portfolio   Portfolio(a)
                                      --------------------   ---------------   ---------------   ------------   ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                           $10.910134            $21.652882         $18.020082       $13.110972     $11.637195
   Total Return *                        19.04%***                13.42%             15.64%           11.12%          2.62%
   Ratio of Expenses **                      1.10%                 1.00%              1.00%            1.00%          1.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  n/a            $19.090166         $15.583063       $11.799121     $11.340550
   Total Return *                              n/a             10.69%***              3.61%           -3.89%          0.84%
   Ratio of Expenses **                        n/a                 1.00%              1.00%            1.00%          1.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  n/a            $17.540416         $15.040034       $12.277074     $11.246377
   Total Return *                              n/a                23.29%             14.23%           20.69%       1.04%***
   Ratio of Expenses **                        n/a                 1.15%              1.00%            1.00%          1.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  n/a            $14.226593         $13.166191       $10.172779     $10.927761
   Total Return *                              n/a                27.42%          16.50%***        33.64%***          1.79%
   Ratio of Expenses **                        n/a                 1.15%              1.00%            1.00%          1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  n/a            $11.165350         $ 9.509779       $ 7.694899     $10.735815
   Total Return *                              n/a            -15.82%***         -18.23%***       -20.90%***       7.85%***
   Ratio of Expenses **                        n/a                 1.15%              1.15%            1.15%          1.15%



                                                                                                        JNL/MCM
                                         JNL/MCM          JNL/MCM         JNL/MCM       JNL/MCM         Enhanced
                                      Communication   Consumer Brands      Dow SM     Dow Dividend    S&P 500 Stock
                                    Sector Portfolio  Sector Portfo1io  10 Portfolio  Portfolio(d)  Index Portfolio(b)
                                    ----------------  ----------------  ------------  ------------  -------------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                         $ 6.286020       $12.109280        $11.793390   $11.865620      $10.164248
   Total Return *                         35.64%           12.31%            28.28%    18.66%***          15.68%
   Ratio of Expenses **                    1.10%            1.00%             1.00%        1.10%           1.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                         $ 4.634201       $10.781848        $ 9.193764          n/a      $ 8.786572
   Total Return *                         -0.14%        -0.10%***             6.61%          n/a           3.21%
   Ratio of Expenses **                    1.10%            1.00%             1.00%          n/a           1.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                         $ 4.640711       $11.068600        $ 9.844389          n/a      $ 8.513429
   Total Return *                      -0.23%***            8.83%             1.84%          n/a          10.16%
   Ratio of Expenses **                    1.10%            1.15%             1.00%          n/a           1.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                         $ 3.934696       $10.170973        $ 9.666055          n/a      $ 7.728089
   Total Return *                         31.17%         1.85%***         28.44%***          n/a       12.01%***
   Ratio of Expenses **                    1.40%            1.15%             1.00%          n/a           1.00%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                         $ 2.999411       $ 8.436548        $ 7.723705          n/a      $ 6.014019
   Total Return *                        -46.35%           -7.25%         -8.74%***          n/a      -20.27%***
   Ratio of Expenses **                    1.40%            1.40%             1.15%          n/a           1.15%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 1, 2006.

(d)  Commencement of operations January 17, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/Lazard           JNL/Lazard        JNL/Lazard                       JNL/MCM
                                           Emerging              Mid Cap          Small Cap        JNL/MCM       Bond Index
                                      Markets Portfolio(c)   Value(Portfolio   Value Portfolio   25 Portfolio   Portfolio(a)
                                      --------------------   ---------------   ---------------   ------------   ------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)              $ 30,065             $ 185,662         $ 127,361         $ 707,449     $ 231,059
   Units Outstanding (in thousands)          2,766                 9,361             7,493            56,752        20,619
   Investment Income Ratio *                 0.00%                 2.84%             9.21%             0.00%         2.20%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                   n/a             $ 162,241         $ 121,325         $ 547,728     $ 169,206
   Units Outstanding (in thousands)            n/a                 9,282             8,217            48,527        15,411
   Investment Income Ratio *                   n/a                10.23%             5.37%             0.00%         2.91%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                   n/a             $ 133,657         $ 112,999         $ 411,612     $ 111,204
   Units Outstanding (in thousands)            n/a                 8,272             7,838            34,713        10,126
   Investment Income Ratio *                   n/a                 0.18%             0.05%             0.00%         0.39%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   n/a              $ 66,277          $ 77,708         $ 164,718      $ 45,891
   Units Outstanding (in thousands)            n/a                 5,061             6,102            16,593         4,248
   Investment Income Ratio *                   n/a                 0.29%             0.00%             0.00%         2.90%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   n/a              $ 29,045          $ 28,814          $ 37,494      $ 12,446
   Units Outstanding (in thousands)            n/a                 2,917             3,091             4,921         1,168
   Investment Income Ratio *                   n/a                 0.47%             0.00%             0.00%         8.39%


                                                                                                         NL/MCM
                                         JNL/MCM          JNL/MCM         JNL/MCM       JNL/MCM         Enhanced
                                      Communication   Consumer Brands      Dow SM     Dow Dividend    S&P 500 Stock
                                    Sector Portfolio  Sector Portfo1io  10 Portfolio  Portfolio(d)  Index Portfolio(b)
                                    ----------------  ----------------  ------------  ------------  -------------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)          $ 53,066          $ 22,722        $ 848,141      $ 278,475        $ 66,622
   Units Outstanding (in thousands)      8,876             1,967           75,604         23,593           6,531
   Investment Income Ratio *             2.29%             0.22%            0.00%          0.00%           6.96%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)          $ 12,982          $ 17,930        $ 547,103            n/a        $ 51,576
   Units Outstanding (in thousands)      2,866             1,727           62,187            n/a           5,773
   Investment Income Ratio *             9.45%             1.73%            0.00%            n/a           5.94%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)          $ 16,654          $ 14,748        $ 429,753            n/a        $ 58,425
   Units Outstanding (in thousands)      3,666             1,356           45,137            n/a           6,653
   Investment Income Ratio *             0.01%             0.00%            0.00%            n/a           0.36%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)           $ 8,250          $ 10,758        $ 229,175            n/a        $ 35,786
   Units Outstanding (in thousands)      2,070             1,067           24,281            n/a           4,316
   Investment Income Ratio *             0.00%             0.00%            0.00%            n/a           0.56%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)           $ 6,113           $ 9,465         $ 80,796            n/a         $ 6,939
   Units Outstanding (in thousands)      2,009             1,118           10,562            n/a           1,108
   Investment Income Ratio *             0.00%             0.00%            0.00%            n/a           0.10%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 1, 2006.

(d)  Commencement of operations January 17, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       JNL/MCM        JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                     Financial         Global        Healthcare       International        JNL 5
                                  Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio(a)  Portfolio(b)
                                  ----------------  ------------  ----------------  ------------------  ------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                         $12.613960     $14.601799     $10.218724           $16.629925      $13.250811
   Total Return *                         14.49%         34.63%          2.56%               20.79%          14.52%
   Ratio of Expenses **                    3.61%          4.00%          3.56%               3.895%          3.695%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                         $11.017663     $10.845521     $ 9.963495           $13.767148      $11.570828
   Total Return *                       7.04%***          5.88%       5.18%***                8.99%        7.65%***
   Ratio of Expenses **                    3.61%          4.00%          3.56%               3.895%          3.695%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                         $11.007919     $10.243321     $ 9.693345           $12.631192      $10.865550
   Total Return *                       7.90%***      21.26%***      -0.43%***            12.88%***        3.95%***
   Ratio of Expenses **                    3.21%          4.00%          3.41%               3.895%          3.095%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                         $10.336726     $ 8.625915     $10.077613           $11.194379             n/a
   Total Return *                       3.01%***      36.34%***       2.91%***             9.54%***             n/a
   Ratio of Expenses **                    2.51%          3.20%          2.51%                2.96%             n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                         $ 7.851446     $ 6.843038     $ 6.804344           $ 8.431609             n/a
   Total Return *                        -15.42%     -15.17%***        -31.72%           -16.41%***             n/a
   Ratio of Expenses **                    1.60%          2.55%          1.60%                2.55%             n/a


                                     JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM       JNL/MCM
                                  JNL Optimized   Nasdaq(R) 15     Oil & Gas         S&P(R)        S&P 24
                                  5 Portfolio(c)  Portfolio(b)  Sector Portfo1io  10 Portfolio  Portfolio(c)
                                  --------------  ------------  ----------------  ------------  ------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                      $10.602318      $10.396119     $23.218669        $11.488758   $10.104177
   Total Return *                   12.32%***           1.04%         16.17%             0.57%        0.00%
   Ratio of Expenses **                 3.26%           3.61%          3.91%             4.00%        2.90%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             n/a      $10.289532     $19.986224        $11.424088          n/a
   Total Return *                         n/a        1.68%***      -7.10%***            31.89%          n/a
   Ratio of Expenses **                   n/a           3.61%          3.91%             4.00%          n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             n/a      $10.787801     $15.647043        $ 8.661826          n/a
   Total Return *                         n/a        1.94%***      15.27%***         15.39%***          n/a
   Ratio of Expenses **                   n/a           3.15%          3.41%             4.00%          n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             n/a             n/a     $12.795057        $ 7.942574          n/a
   Total Return *                         n/a             n/a       4.35%***         16.27%***          n/a
   Ratio of Expenses **                   n/a             n/a          2.21%             3.20%          n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             n/a             n/a     $ 8.837502        $ 7.053485          n/a
   Total Return *                         n/a             n/a         -5.04%        -21.32%***          n/a
   Ratio of Expenses **                   n/a             n/a          1.60%             2.55%          n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Inception date October 1, 2004.

(c)  Commencement of operations May 1, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       JNL/MCM        JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                     Financial         Global        Healthcare       International        JNL 5
                                  Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio(a)  Portfolio(b)
                                  ----------------  ------------  ----------------  ------------------  ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $15.340976      $18.279250     $12.381483        $19.194913        $14.073753
   Total Return *                        18.64%          38.72%          5.21%            24.33%            17.64%
   Ratio of Expenses **                   1.15%           1.00%          1.00%             1.00%             1.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $12.930662      $13.176756     $11.767904        $15.438331        $11.963532
   Total Return *                         4.90%           9.09%       8.74%***            12.19%         -0.31%***
   Ratio of Expenses **                   1.15%           1.00%          1.00%             1.00%             1.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $12.326584      $12.078281     $10.984570        $13.761360        $10.917908
   Total Return *                        12.19%          26.84%       0.67%***            18.30%          2.51%***
   Ratio of Expenses **                   1.15%           1.00%          1.10%             1.00%             1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $10.987648      $ 9.522624     $10.712278        $11.632574               n/a
   Total Return *                      1.39%***       32.47%***       2.97%***         31.43%***               n/a
   Ratio of Expenses **                   1.15%           1.00%          1.15%             1.00%               n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 8.265111      $ 7.185739     $ 8.369873        $ 8.543937               n/a
   Total Return *                       -15.25%      -19.91%***        -31.59%        -12.50%***               n/a
   Ratio of Expenses **                   1.40%           1.15%          1.40%             1.15%               n/a


                                     JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM       JNL/MCM
                                  JNL Optimized   Nasdaq(R) 15     Oil & Gas         S&P(R)        S&P 24
                                  5 Portfolio(c)  Portfolio(b)  Sector Portfo1io  10 Portfolio  Portfolio(c)
                                  --------------  ------------  ----------------  ------------  ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                       $10.751698     $10.996216     $28.880108       $14.382183   $10.225154
   Total Return *                     7.09%***          3.60%         19.59%            3.62%     2.25%***
   Ratio of Expenses **                  1.15%          1.10%          1.00%            1.00%        1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                              n/a     $10.614405     $24.148719       $13.879669          n/a
   Total Return *                          n/a         -2.09%      35.51***%           35.89%          n/a
   Ratio of Expenses **                    n/a          1.10%          1.00%            1.00%          n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                              n/a     $10.841214     $17.733168       $10.213546          n/a
   Total Return *                          n/a      -0.85%***      -0.66%***           16.50%          n/a
   Ratio of Expenses **                    n/a          1.10%          1.10%            1.00%          n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                              n/a            n/a     $13.328740       $ 8.767335          n/a
   Total Return *                          n/a            n/a       2.14%***        14.60%***          n/a
   Ratio of Expenses **                    n/a            n/a          1.30%            1.00%          n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              n/a            n/a     $10.207599       $ 7.406712          n/a
   Total Return *                          n/a            n/a         -4.85%       -24.46%***          n/a
   Ratio of Expenses **                    n/a            n/a          1.40%            1.15%          n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Inception date October 1, 2004.

(c)  Commencement of operations May 1, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/MCM        JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                         Financial         Global        Healthcare       International        JNL 5
                                      Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio(a)  Portfolio(b)
                                      ----------------  ------------  ----------------  ------------------  ------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)            $ 66,020        $ 1,120,821     $ 80,719          $ 457,401         $ 3,510,402
   Units Outstanding (in thousands)        4,511             64,547        6,873             24,461             253,347
   Investment Income Ratio *               1.37%              0.00%        0.58%              3.16%               0.43%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)            $ 37,388          $ 639,572     $ 73,969          $ 270,319         $ 1,178,139
   Units Outstanding (in thousands)        2,987             50,759        6,571             17,823              99,440
   Investment Income Ratio *               1.82%              0.00%        0.84%              2.95%               0.05%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)            $ 28,505          $ 395,535     $ 39,865          $ 162,270            $ 81,383
   Units Outstanding (in thousands)        2,369             33,886        3,742             11,867               7,460
   Investment Income Ratio *               0.07%              0.00%        0.00%              0.13%               0.60%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)            $ 17,929          $ 141,341     $ 23,580           $ 59,006                 n/a
   Units Outstanding (in thousands)        1,654             15,206        2,248              5,039                 n/a
   Investment Income Ratio *               0.00%              0.00%        0.00%              2.51%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)            $ 14,179           $ 30,518     $ 18,282            $ 8,582                 n/a
   Units Outstanding (in thousands)        1,718              4,289        2,205              1,002                 n/a
   Investment Income Ratio *               0.00%              0.00%        0.00%              6.09%                 n/a


                                         JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM       JNL/MCM
                                      JNL Optimized   Nasdaq(R) 15     Oil & Gas         S&P(R)        S&P 24
                                      5 Portfolio(c)  Portfolio(b)  Sector Portfo1io  10 Portfolio  Portfolio(c)
                                      --------------  ------------  ----------------  ------------  ------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)           $ 83,942         $ 65,396      $ 282,036         $ 803,247    $ 17,704
   Units Outstanding (in thousands)       7,834            6,035         10,353            58,733       1,737
   Investment Income Ratio *              0.85%            0.00%          1.23%             0.00%       0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                n/a         $ 42,128      $ 173,953         $ 694,989         n/a
   Units Outstanding (in thousands)         n/a            4,002          7,593            52,332         n/a
   Investment Income Ratio *                n/a            0.00%          2.75%             0.00%         n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                n/a          $ 9,084       $ 52,129         $ 361,642         n/a
   Units Outstanding (in thousands)         n/a              838          3,035            36,652         n/a
   Investment Income Ratio *                n/a            0.00%          0.00%             0.00%         n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                n/a              n/a        $ 9,127         $ 155,153         n/a
   Units Outstanding (in thousands)         n/a              n/a            693            18,152         n/a
   Investment Income Ratio *                n/a              n/a          0.00%             0.00%         n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                n/a              n/a        $ 7,405          $ 41,227         n/a
   Units Outstanding (in thousands)         n/a              n/a            731             5,639         n/a
   Investment Income Ratio *                n/a              n/a          0.00%             0.00%         n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Inception date October 1, 2004.

(c)  Commencement of operations May 1, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                    S&P 400 MidCap         S&P 500        Select Small-Cap      Small Cap          Technology
                                  Index Portfolio(a)  Index Portfolio(a)     Portfolio      Index Portfolio(a)  Sector Portfolio
                                  ------------------  ------------------  ----------------  ------------------  ----------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $13.578314          $10.850789         $17.633309         $13.872382        $ 5.258183
   Total Return *                         5.51%              10.69%              5.20%             13.01%             5.38%
   Ratio of Expenses **                  3.895%              3.895%              4.00%             3.895%             3.71%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $12.869369          $ 9.802793         $16.761938         $12.275325        $ 4.989541
   Total Return *                         7.71%               0.40%              4.66%              0.25%          0.00%***
   Ratio of Expenses **                  3.895%              3.895%              4.00%             3.895%             3.71%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $11.947627          $ 9.763928         $16.015281         $12.244585        $ 5.197926
   Total Return *                      8.47%***            5.24%***              4.35%           9.54%***          1.14%***
   Ratio of Expenses **                  3.895%              3.895%              4.00%             3.895%             3.21%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $10.927268          $ 9.394300         $15.348024         $11.042704        $ 5.476582
   Total Return *                      3.34%***            4.74%***          37.33%***           3.12%***          3.62%***
   Ratio of Expenses **                   2.96%               2.96%              3.20%              2.96%             2.51%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 8.398081          $ 7.601826         $10.950660         $ 7.827609        $ 5.639598
   Total Return *                    -12.81%***          -11.94%***         -10.76%***         -17.20%***           -38.20%
   Ratio of Expenses **                   2.55%               2.55%              2.55%              2.55%             1.60%



                                       JNL/MCM          JNL/MCM        JNL/MCM     JNL/Oppenheimer
                                      The Dow SM     Value Line(R)       VIP        Global Growth   JNL/Oppenheimer
                                    5 Portfolio(c)  25 Portfolio(b)  Portfolio(b)     Portfolio     Growth Portfolio
                                    --------------  ---------------  ------------  ---------------  ----------------


HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006
                                            n/a       $14.455154      $12.655538      $12.940106       $ 8.174754
   Unit Value                               n/a        -6.36%***           8.31%          12.82%            1.43%
   Total Return *                           n/a           3.695%           3.51%           3.61%            3.36%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2005
                                            n/a       $15.224490      $11.684904      $11.469210       $ 8.059353
   Unit Value                               n/a        18.82%***        8.42%***        5.39%***        11.54%***
   Total Return *                           n/a            3.61%           3.51%           3.61%            3.36%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2004
                                     $ 8.999041       $11.381625      $11.031481      $10.553022       $ 7.677775
   Unit Value                            -3.55%         2.50%***        2.75%***       13.03%***         2.35%***
   Total Return *                         1.60%            3.21%           3.21%           3.41%            3.21%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2003
                                     $ 9.330596              n/a             n/a      $ 9.363973       $ 7.668190
   Unit Value                            17.65%              n/a             n/a       14.54%***        -1.19%***
   Total Return *                         1.60%              n/a             n/a           2.91%            2.91%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 2002
                                     $ 7.930959              n/a             n/a      $ 6.900125       $ 6.743170
   Unit Value                           -13.40%              n/a             n/a      -13.58%***        -1.43%***
   Total Return *                         1.60%              n/a             n/a           2.55%            2.55%
   Ratio of Expenses **

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002

(b)  Inception date October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.



JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                    S&P 400 MidCap         S&P 500        Select Small-Cap      Small Cap          Technology
                                  Index Portfolio(a)  Index)Portfolio(a)     Portfolio      Index Portfolio(a)  Sector Portfolio
                                  ------------------  ------------------  ----------------  ------------------  ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                       $15.672619          $12.524398         $22.074332          $16.012149        $ 6.443138
   Total Return *                         8.60%              13.93%              8.39%              16.32%             8.27%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%             1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                       $14.431578          $10.992756         $20.364977          $13.765517        $ 5.950916
   Total Return *                        10.87%               3.34%              7.84%               3.19%          8.47%***
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%             1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                       $13.016647          $10.637567         $18.884179          $13.340256        $ 5.835762
   Total Return *                        14.63%               8.97%             11.46%              16.26%          0.30%***
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%             1.10%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                       $11.354967          $ 9.762010         $16.941890          $11.474890        $ 5.821507
   Total Return *                     28.13%***           19.74%***          23.32%***           35.07%***         -0.33%***
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%             1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 8.510876          $ 7.704551         $11.499123          $ 7.933415        $ 4.018247
   Total Return *                    -15.35%***          -21.66%***         -24.47%***          -20.14%***           -38.08%
   Ratio of Expenses **                   1.15%               1.15%              1.15%               1.15%             1.40%



                                     JNL/MCM         JNL/MCM         JNL/MCM     JNL/Oppenheimer
                                    The Dow SM     Value Line(R)       VIP        Global Growth    JNL/Oppenheimer
                                  5 Portfolio(c)  25 Portfolio(b)  Portfolio(b)     Portfolio      Growth Portfolio
                                  --------------  ---------------  ------------  ---------------   ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                            n/a       $15.352958       $13.356133     $15.002894       $ 9.345466
   Total Return *                         n/a           -2.36%        10.94%***         15.80%            3.85%
   Ratio of Expenses **                   n/a            1.00%            1.00%          1.00%            1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                            n/a       $15.724123       $12.038914     $12.955865       $ 8.999214
   Total Return *                         n/a           37.42%            8.58%         12.61%            8.08%
   Ratio of Expenses **                   n/a            1.00%            1.10%          1.00%            1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                     $ 7.149908       $11.442423       $11.087700     $11.504893       $ 8.326560
   Total Return *                      -3.49%         8.45%***         0.16%***         16.76%            3.19%
   Ratio of Expenses **                 1.40%            1.00%            1.10%          1.00%            1.00%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                     $ 7.408429              n/a              n/a     $ 9.853500       $ 8.069163
   Total Return *                      17.88%              n/a              n/a      20.20%***         4.89%***
   Ratio of Expenses **                 1.40%              n/a              n/a          1.00%            1.00%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                      $ 6.284536              n/a              n/a     $ 7.062724       $ 6.902335
   Total Return *                     -13.22%              n/a              n/a     -20.66%***       -23.39%***
   Ratio of Expenses **                 1.40%              n/a              n/a          1.15%            1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002

(b)  Inception date October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                        S&P 400 MidCap         S&P 500        Select Small-Cap      Small Cap          Technology
                                      Index Portfolio(a)  Index)Portfolio(a)     Portfolio      Index Portfolio(a)  Sector Portfolio
                                      ------------------  ------------------  ----------------  ------------------  ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)             $ 349,594         $ 506,064            $ 700,093         $ 310,494            $ 59,686
   Units Outstanding (in thousands)         22,952            41,376               33,390            19,903               9,646
   Investment Income Ratio *                 1.35%             1.51%                0.00%             1.59%               0.09%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)             $ 264,156         $ 380,518            $ 546,751         $ 217,908            $ 45,266
   Units Outstanding (in thousands)         18,676            35,107               28,099            16,115               7,874
   Investment Income Ratio *                 1.58%             1.39%                0.00%             2.05%               1.60%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)             $ 185,042         $ 286,238            $ 356,177         $ 162,490            $ 29,545
   Units Outstanding (in thousands)         14,331            26,949               19,549            12,205               5,149
   Investment Income Ratio *                 0.01%             1.60%                0.00%             0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)              $ 76,144         $ 129,749            $ 170,194          $ 70,041            $ 20,428
   Units Outstanding (in thousands)          6,673            13,081               10,329             6,008               3,510
   Investment Income Ratio *                 0.61%             1.67%                0.00%             0.80%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)              $ 11,541          $ 21,548             $ 38,586           $ 9,632            $ 14,504
   Units Outstanding (in thousands)          1,341             2,716                3,428             1,200               3,570
   Investment Income Ratio *                 1.59%             0.00%                0.00%             2.62%               0.00%



                                         JNL/MCM         JNL/MCM         JNL/MCM     JNL/Oppenheimer
                                        The Dow SM     Value Line(R)       VIP        Global Growth    JNL/Oppenheimer
                                      5 Portfolio(c)  25 Portfolio(b)  Portfolio(b)     Portfolio      Growth Portfolio
                                      --------------  ---------------  ------------  ---------------   ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)               n/a         $ 822,800        $ 413,219       $ 180,942        $ 26,961
   Units Outstanding (in thousands)        n/a            54,436           31,351          12,505           2,995
   Investment Income Ratio *               n/a             0.00%            0.52%           0.52%           0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)               n/a         $ 451,873        $ 225,951       $ 124,849        $ 24,869
   Units Outstanding (in thousands)        n/a            28,983           18,905           9,918           2,846
   Investment Income Ratio *               n/a             0.00%            0.55%           0.25%           0.13%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)               n/a          $ 33,044         $ 21,516       $ 100,400        $ 21,413
   Units Outstanding (in thousands)        n/a             2,890            1,943           8,904           2,627
   Investment Income Ratio *               n/a             0.00%            0.37%           0.16%           0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)           $ 7,804               n/a              n/a        $ 56,554        $ 16,371
   Units Outstanding (in thousands)      1,038               n/a              n/a           5,815           2,054
   Investment Income Ratio *             0.00%               n/a              n/a           0.00%           0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)           $ 8,047               n/a              n/a        $ 23,910         $ 6,557
   Units Outstanding (in thousands)      1,265               n/a              n/a           3,398             953
   Investment Income Ratio *             0.00%               n/a              n/a           0.00%           0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002

(b)  Inception date October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                   JNL/
                                  JNL/PIMCO        PPM America                            JNL/Putnam         JNL/Putnam
                                  Total Return     High Yield          JNL/Putnam         Midcap             Value Equity
                                  Bond Portfolio   Bond Portfolio(b)   Equity Portfolio   Growth Portfolio   Portfolio
                                  --------------   -----------------   ----------------   ----------------   ------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                      $11.519490               n/a          $19.337160          $ 7.488775       $15.286772
   Total Return *                      -0.48%               n/a              10.00%               1.89%         6.15%***
   Ratio of Expenses **                 3.91%               n/a               3.36%               3.71%            4.86%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                      $11.575526               n/a          $17.579695          $ 7.349686       $16.589654
   Total Return *                   -0.56%***               n/a            2.30%***           15.05%***         2.22%***
   Ratio of Expenses **                 3.91%               n/a               3.36%               3.71%           3.395%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                      $11.926497        $12.724062          $17.207404          $ 6.963899       $16.757063
   Total Return *                    1.88%***          3.86%***           12.96%***           13.60%***         8.02%***
   Ratio of Expenses **                 3.71%             3.86%               3.06%               3.21%           3.145%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                      $12.381470        $13.606623          $16.262016          $ 6.129631       $16.162710
   Total Return *                    0.04%***          2.89%***           12.32%***            7.46%***        11.15%***
   Ratio of Expenses **                 2.96%             2.91%               2.65%               2.91%            2.85%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                      $12.295342        $12.141023          $13.480564          $ 4.773797       $13.661166
   Total Return *                    3.95%***         -1.44%***          -16.32%***           -8.41%***        -7.36%***
   Ratio of Expenses **                 2.75%             2.55%               2.30%               2.55%            2.55%



                                                                                       JNL/S&P
                                  JNL/S&P          JNL/S&P           JNL/S&P           Equity Aggressive   JNL/S&P
                                  Core Index 50    Core Index 75     Core Index 100    Growth              Equity Growth
                                  Portfolio(a)(b)  Portfolio(a)(b)   Portfolio(a)(b)   Portfolio I(b)      Portfolio I(b)
                                  ---------------  ---------------   ---------------   -----------------   --------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            n/a               n/a               n/a                n/a                n/a
   Total Return *                        n/a               n/a               n/a                n/a                n/a
   Ratio of Expenses **                  n/a               n/a               n/a                n/a                n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            n/a               n/a               n/a                n/a                n/a
   Total Return *                        n/a               n/a               n/a                n/a                n/a
   Ratio of Expenses **                  n/a               n/a               n/a                n/a                n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                     $ 9.674371        $ 9.927086        $ 9.942134         $ 9.686693         $ 9.091057
   Total Return *                   0.52%***          0.33%***         -0.12%***           2.57%***          -1.72%***
   Ratio of Expenses **                3.31%             3.01%             3.41%              3.01%              3.60%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                     $ 9.696129        $ 9.856715        $10.013355         $ 9.680172         $ 9.523169
   Total Return *                   7.49%***          6.69%***          4.74%***             26.29%          33.81%***
   Ratio of Expenses **                2.91%             2.91%             2.77%              2.85%             2.745%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                     $ 7.657951        $ 8.073167        $ 8.450795         $ 7.665325         $ 7.661773
   Total Return *                 -20.61%***        -16.45%***          0.66%***           3.02%***         -20.01%***
   Ratio of Expenses **                2.45%             2.26%             2.55%              2.85%              2.45%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                   JNL/
                                  JNL/PIMCO        PPM America                            JNL/Putnam         JNL/Putnam
                                  Total Return     High Yield          JNL/Putnam         Midcap             Value Equity
                                  Bond Portfolio   Bond Portfolio(b)   Equity Portfolio   Growth Portfolio   Portfolio
                                  --------------   -----------------   ----------------   ----------------   ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                     $14.896380               n/a         $25.000877         $ 8.971582        $23.672826
   Total Return *                       2.45%               n/a             12.45%              4.68%            11.79%
   Ratio of Expenses **                 1.00%               n/a              1.15%              1.00%             1.10%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                     $14.540662               n/a         $22.233139         $ 8.570161        $21.175540
   Total Return *                       1.29%               n/a              7.51%          11.57%***             9.10%
   Ratio of Expenses **                 1.00%               n/a              1.15%              1.00%             1.10%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                     $14.354794        $16.643811         $20.680819         $ 7.665919        $20.312647
   Total Return *                       3.41%          2.97%***             11.75%             17.27%             8.50%
   Ratio of Expenses **                 1.00%             1.00%              1.15%              1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                     $13.881564        $15.840241         $18.506230         $ 6.537242        $18.720938
   Total Return *                    1.19%***            17.31%             25.77%             31.94%            23.13%
   Ratio of Expenses **                 1.00%             1.15%              1.15%              1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                      $13.284507        $13.502664         $14.714245         $ 4.954798        $15.204304
   Total Return *                    6.02%***          1.74%***         -21.91%***         -27.46%***        -18.87%***
   Ratio of Expenses **                 1.15%             1.15%              1.15%              1.15%             1.15%


                                                                                       JNL/S&P
                                  JNL/S&P          JNL/S&P           JNL/S&P           Equity Aggressive   JNL/S&P
                                  Core Index 50    Core Index 75     Core Index 100    Growth              Equity Growth
                                  Portfolio(a)(b)  Portfolio(a)(b)   Portfolio(a)(b)   Portfolio I(b)      Portfolio I(b)
                                  ---------------  ---------------   ---------------   -----------------   --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                           n/a               n/a              n/a                n/a                 n/a
   Total Return *                        n/a               n/a              n/a                n/a                 n/a
   Ratio of Expenses **                  n/a               n/a              n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                           n/a               n/a              n/a                n/a                 n/a
   Total Return *                        n/a               n/a              n/a                n/a                 n/a
   Ratio of Expenses **                  n/a               n/a              n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                    $10.258129        $10.483302       $10.556039         $11.032146          $10.653710
   Total Return *                      2.21%             2.45%            2.09%          -1.06%***               2.12%
   Ratio of Expenses **                1.15%             1.00%            1.15%              1.00%               1.15%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                    $10.036223        $10.232527       $10.340127         $10.667902          $10.433033
   Total Return *                     29.43%         10.96%***           20.68%             28.45%              28.06%
   Ratio of Expenses **                1.15%             1.00%            1.15%              1.15%               1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                     $ 7.754044        $ 8.159377       $ 8.568248         $ 8.305062          $ 8.146720
   Total Return *                 -22.88%***        -17.55%***       -12.17%***         -20.77%***          -18.69%***
   Ratio of Expenses **                1.15%             1.15%            1.15%              1.15%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      JNL/
                                     JNL/PIMCO        PPM America                            JNL/Putnam         JNL/Putnam
                                     Total Return     High Yield          JNL/Putnam         Midcap             Value Equity
                                     Bond Portfolio   Bond Portfolio(b)   Equity Portfolio   Growth Portfolio   Portfolio
                                     --------------   -----------------   ----------------   ----------------   ------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)            $ 435,179             n/a           $ 103,219           $ 31,535         $ 154,997
   Units Outstanding (in thousands)        31,702             n/a               5,014              3,663             7,582
   Investment Income Ratio *                3.97%             n/a               0.36%              0.00%             0.03%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)            $ 324,438             n/a           $ 118,699           $ 31,036         $ 169,897
   Units Outstanding (in thousands)        24,289             n/a               6,488              3,744             9,315
   Investment Income Ratio *                4.46%             n/a               0.76%              0.00%             0.96%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)            $ 233,210             $ -           $ 135,415           $ 28,326         $ 195,303
   Units Outstanding (in thousands)        17,736               -               7,956              3,759            11,118
   Investment Income Ratio *                1.79%           5.60%               0.57%              0.00%             1.34%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)            $ 186,434       $ 188,838           $ 149,857           $ 22,216         $ 207,764
   Units Outstanding (in thousands)        14,871          12,583               9,829              3,431            12,884
   Investment Income Ratio *                1.71%           7.29%               0.32%              0.00%             1.17%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)            $ 110,041       $ 117,270           $ 139,925           $ 13,389         $ 188,294
   Units Outstanding (in thousands)         9,590           9,210              11,566              2,712            14,475
   Investment Income Ratio *                0.03%           7.89%               0.00%              0.00%             0.98%


                                                                                          JNL/S&P
                                     JNL/S&P          JNL/S&P           JNL/S&P           Equity Aggressive   JNL/S&P
                                     Core Index 50    Core Index 75     Core Index 100    Growth              Equity Growth
                                     Portfolio(a)(b)  Portfolio(a)(b)   Portfolio(a)(b)   Portfolio I(b)      Portfolio I(b)
                                     ---------------  ---------------   ---------------   -----------------   --------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)               n/a             n/a             n/a                    n/a                n/a
   Units Outstanding (in thousands)        n/a             n/a             n/a                    n/a                n/a
   Investment Income Ratio *               n/a             n/a             n/a                    n/a                n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)               n/a             n/a             n/a                    n/a                n/a
   Units Outstanding (in thousands)        n/a             n/a             n/a                    n/a                n/a
   Investment Income Ratio *               n/a             n/a             n/a                    n/a                n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)               $ -             $ -             $ -                    $ -                $ -
   Units Outstanding (in thousands)          -               -               -                      -                  -
   Investment Income Ratio *             0.24%           0.31%           0.51%                  0.06%              0.11%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)           $ 7,249         $ 9,952        $ 35,894               $ 49,337          $ 151,714
   Units Outstanding (in thousands)        706             978           3,463                  4,712             14,817
   Investment Income Ratio *             0.07%           0.42%           0.49%                  0.00%              0.01%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)           $ 1,968         $ 4,460        $ 14,172               $ 30,101           $ 99,366
   Units Outstanding (in thousands)        254             546           1,655                  3,674             12,359
   Investment Income Ratio *             0.00%           0.00%           0.00%                  0.07%              0.10%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 29, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                  JNL/              JNL/                            JNL/          JNL/
                                  S&P Managed       S&P Managed   JNL/              S&P Managed   S&P Managed
                                  Aggressive        Conservative  S&P Managed       Moderate      Moderate
                                  Growth Portfolio  Portfolio(c)  Growth Portfolio  Portfolio(c)  Growth Portfolio
                                  ----------------  ------------  ----------------  ------------  ----------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $12.588579      $10.660437     $12.486478       $11.247113     $11.651023
   Total Return *                        11.32%        3.25%***          9.90%         3.88%***      10.48%***
   Ratio of Expenses **                   3.75%          3.695%          3.80%           3.695%          4.01%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $11.308090      $10.304722     $11.361577       $10.628068     $11.030655
   Total Return *                         4.49%        1.62%***          3.44%         4.67%***          2.51%
   Ratio of Expenses **                   3.75%           3.31%          3.80%            3.26%          3.75%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $10.821744      $10.276433     $10.983719       $10.465081     $10.760930
   Total Return *                      6.71%***       -0.01%***       4.36%***         1.24%***       9.35%***
   Ratio of Expenses **                   3.75%           2.96%          3.80%            2.96%          3.75%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $10.470370             n/a     $10.777273              n/a     $10.699272
   Total Return *                      6.79%***             n/a       5.78%***              n/a       3.75%***
   Ratio of Expenses **                   2.91%             n/a          2.91%              n/a          2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $ 8.688297             n/a     $ 9.271417              n/a     $ 9.493182
   Total Return *                    -18.57%***             n/a     -13.79%***              n/a      -4.64%***
   Ratio of Expenses **                   2.45%             n/a          2.55%              n/a          2.60%




                                                                                            JNL/            JNL/S&P
                                   JNL/               JNL/               JNL/               S&P Retirement  Very Aggressive
                                   S&P Retirement     S&P Retirement     S&P Retirement     Income          Growth
                                   2015 Portfolio(d)  2020 Portfolio(d)  2025 Portfolio(d)  Portfolio(d)    Portfolio I(a)(b)
                                   -----------------  -----------------  -----------------  --------------  -----------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $10.716011         $10.857985         $10.947109         $10.467614              n/a
   Total Return *                      8.03%***           1.07%***          11.83%***           2.80%***              n/a
   Ratio of Expenses **                   2.76%              2.61%              2.41%              2.71%              n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               n/a                n/a                n/a                n/a              n/a
   Total Return *                           n/a                n/a                n/a                n/a              n/a
   Ratio of Expenses **                     n/a                n/a                n/a                n/a              n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               n/a                n/a                n/a                n/a       $10.219227
   Total Return *                           n/a                n/a                n/a                n/a        -1.15%***
   Ratio of Expenses **                     n/a                n/a                n/a                n/a            2.91%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               n/a                n/a                n/a                n/a       $10.191803
   Total Return *                           n/a                n/a                n/a                n/a         4.90%***
   Ratio of Expenses **                     n/a                n/a                n/a                n/a            2.75%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               n/a                n/a                n/a                n/a       $ 8.138055
   Total Return *                           n/a                n/a                n/a                n/a       -16.71%***
   Ratio of Expenses **                     n/a                n/a                n/a                n/a            2.45%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(c)  Commencement of operations October 1, 2004.

(d)  Commencement of operations January 17, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                  JNL/              JNL/                            JNL/          JNL/
                                  S&P Managed       S&P Managed   JNL/              S&P Managed   S&P Managed
                                  Aggressive        Conservative  S&P Managed       Moderate      Moderate
                                  Growth Portfolio  Portfolio(c)  Growth Portfolio  Portfolio(c)  Growth Portfolio
                                  ----------------  ------------  ----------------  ------------  ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                      $16.006541       $11.297247     $15.805175       $11.918971     $15.020558
   Total Return *                       14.42%            6.67%         13.33%            9.19%         10.95%
   Ratio of Expenses **                  1.00%            1.10%          1.15%            1.10%          1.10%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                      $13.989395       $10.590688     $13.945611       $10.916193     $13.538173
   Total Return *                        7.40%            2.60%          6.21%            3.84%          5.25%
   Ratio of Expenses **                  1.00%            1.10%          1.15%            1.10%          1.10%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                      $13.025544       $10.322593     $13.130178       $10.512096     $12.862656
   Total Return *                       11.50%         0.07%***      10.14%***         1.11%***       1.11%***
   Ratio of Expenses **                  1.00%            1.10%          1.15%            1.10%          1.10%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                      $11.682366              n/a     $11.921777              n/a     $11.834861
   Total Return *                    10.39%***              n/a         20.34%              n/a         16.40%
   Ratio of Expenses **                  1.00%              n/a          1.15%              n/a          1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                       $ 9.239838              n/a     $ 9.906787              n/a     $10.167376
   Total Return *                   -18.27%***              n/a      -9.76%***              n/a      -7.60%***
   Ratio of Expenses **                  1.15%              n/a          1.15%              n/a          1.15%


                                                                                            JNL/            JNL/S&P
                                   JNL/               JNL/               JNL/               S&P Retirement  Very Aggressive
                                   S&P Retirement     S&P Retirement     S&P Retirement     Income          Growth
                                   2015 Portfolio(d)  2020 Portfolio(d)  2025 Portfolio(d)  Portfolio(d)    Portfolio I(a)(b)
                                   -----------------  -----------------  -----------------  --------------  -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                      $10.870432         $11.009327          $11.068092        $10.613478             n/a
   Total Return *                     9.46%***           7.61%***            9.88%***          6.07%***             n/a
   Ratio of Expenses **                  1.25%              1.15%               1.25%             1.25%             n/a

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                             n/a                n/a                 n/a               n/a             n/a
   Total Return *                          n/a                n/a                 n/a               n/a             n/a
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a             n/a

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                             n/a                n/a                 n/a               n/a      $11.459232
   Total Return *                          n/a                n/a                 n/a               n/a           2.55%
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a           1.15%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             n/a                n/a                 n/a               n/a      $11.174580
   Total Return *                          n/a                n/a                 n/a               n/a          29.08%
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a           1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              n/a                n/a                 n/a               n/a      $ 8.656812
   Total Return *                          n/a                n/a                 n/a               n/a      -19.70%***
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a           1.15%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

(c)  Commencement of operations October 1, 2004.

(d)  Commencement of operations January 17, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                     JNL/              JNL/                            JNL/          JNL/
                                     S&P Managed       S&P Managed   JNL/              S&P Managed   S&P Managed
                                     Aggressive        Conservative  S&P Managed       Moderate      Moderate
                                     Growth Portfolio  Portfolio(c)  Growth Portfolio  Portfolio(c)  Growth Portfolio
                                     ----------------  ------------  ----------------  ------------  ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)            $ 577,628       $ 126,364      $ 1,081,171       $ 284,241    $ 993,884
   Units Outstanding (in thousands)        38,011          11,361           71,760          24,211       69,732
   Investment Income Ratio *                0.58%           2.06%            0.98%           2.01%        1.28%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)            $ 547,590        $ 73,694        $ 938,302       $ 140,109    $ 759,013
   Units Outstanding (in thousands)        40,948           7,023           69,873          12,958       58,758
   Investment Income Ratio *                0.77%           0.43%            1.19%           0.30%        1.91%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)            $ 575,961        $ 11,968        $ 548,951       $ 886,560     $ 17,714
   Units Outstanding (in thousands)        45,907           1,161           44,169          69,610        1,688
   Investment Income Ratio *                0.22%           0.00%            0.63%           0.00%        1.12%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)            $ 154,226             n/a        $ 577,237             n/a    $ 382,577
   Units Outstanding (in thousands)        13,574             n/a           49,481             n/a       33,042
   Investment Income Ratio *                1.60%             n/a            2.30%             n/a        2.96%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)             $ 92,401             n/a        $ 316,689             n/a    $ 217,581
   Units Outstanding (in thousands)        10,140             n/a           32,471             n/a       21,723
   Investment Income Ratio *                1.12%             n/a            1.36%             n/a        1.90%


                                                                                               JNL/            JNL/S&P
                                      JNL/               JNL/               JNL/               S&P Retirement  Very Aggressive
                                      S&P Retirement     S&P Retirement     S&P Retirement     Income          Growth
                                      2015 Portfolio(d)  2020 Portfolio(d)  2025 Portfolio(d)  Portfolio(d)    Portfolio I(a)(b)
                                      -----------------  -----------------  -----------------  --------------  -----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)              $ 4,568          $ 1,847           $  939              $ 8,220                n/a
   Units Outstanding (in thousands)           422              168               85                  777                n/a
   Investment Income Ratio *                0.00%            0.00%            0.00%                0.00%                n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                  n/a              n/a              n/a                  n/a                n/a
   Units Outstanding (in thousands)           n/a              n/a              n/a                  n/a                n/a
   Investment Income Ratio *                  n/a              n/a              n/a                  n/a                n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                  n/a              n/a              n/a                  n/a                $ -
   Units Outstanding (in thousands)           n/a              n/a              n/a                  n/a                  -
   Investment Income Ratio *                  n/a              n/a              n/a                  n/a              0.02%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  n/a              n/a              n/a                  n/a           $ 58,353
   Units Outstanding (in thousands)           n/a              n/a              n/a                  n/a              5,317
   Investment Income Ratio *                  n/a              n/a              n/a                  n/a              0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  n/a              n/a              n/a                  n/a           $ 41,053
   Units Outstanding (in thousands)           n/a              n/a              n/a                  n/a              4,804
   Investment Income Ratio *                  n/a              n/a              n/a                  n/a              0.07%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date September 30, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004.

(c)  Commencement of operations October 1, 2004.

(d)  Commencement of operations January 17, 2006.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                   JNL/             JNL/              JNL/Select        JNL/              JNL/
                                   Select Balanced  Select Global     Large Cap         Select Money      Select Value
                                   Portfolio        Growth Portfolio  Growth Portfolio  Market Portfolio  Portfolio(a)
                                   ---------------  ----------------  ----------------  ----------------  ------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                        $20.272182        $19.577115       $22.007930        $ 9.716797       $18.967476
   Total Return *                         9.43%             9.03%            1.11%             0.68%           16.54%
   Ratio of Expenses **                   3.80%             3.86%            3.41%             3.75%            3.70%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                        $18.525561        $17.956055       $21.766740        $ 9.651380       $16.275491
   Total Return *                         1.38%            -1.94%         5.48%***            -1.06%            4.23%
   Ratio of Expenses **                   3.80%             3.86%            3.41%             3.75%            3.70%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                        $18.272679        $18.310425       $21.933995        $ 9.754873       $15.614300
   Total Return *                      4.59%***          8.68%***         6.28%***         -1.26%***         8.43%***
   Ratio of Expenses **                   3.80%             3.86%            3.21%             3.75%            3.70%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                        $18.487002        $17.266421       $20.815659        $10.908857       $14.258310
   Total Return *                      5.34%***            22.25%         4.49%***         -0.88%***         7.99%***
   Ratio of Expenses **                   2.91%             1.40%            2.91%             2.80%           2.910%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $15.848370        $14.124415       $16.386595        $11.380553       $10.912224
   Total Return *                     -7.73%***           -28.13%        -1.72%***         -1.06%***        -2.83%***
   Ratio of Expenses **                   2.75%             1.40%            2.45%             2.55%           2.095%



                                   JNL/T. Rowe         JNL/T. Rowe       JNL/             JNL/Western        JNL/Western
                                   Price Established   Price Mid-Cap     T. Rowe Price    High Yield         Strategic
                                   Growth Portfolio    Growth Portfolio  Value Portfolio  Bond Portfolio(b)  Bond Portfolio
                                   ------------------  ----------------  ---------------  -----------------  --------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                         $22.588231         $29.620681        $ 13.853319      $11.755761        $ 14.532441
   Total Return *                          9.35%              2.71%            15.43%         5.00%***             0.68%
   Ratio of Expenses **                    3.91%              3.91%             3.91%            3.61%             3.91%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                         $20.657198         $28.839211        $ 12.001742      $11.070629        $ 14.434635
   Total Return *                       3.35%***           2.74%***          2.74%***        -1.13%***         -0.25%***
   Ratio of Expenses **                    3.91%              3.91%             3.91%            3.56%             3.91%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                         $20.840862         $26.410043        $ 11.900897      $11.593620        $ 14.997395
   Total Return *                       5.44%***          10.12%***         11.32%***         0.99%***          4.61%***
   Ratio of Expenses **                    3.61%              3.86%             3.65%            3.16%             3.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                         $20.889648         $25.244956        $ 11.008011             n/a        $ 15.509757
   Total Return *                       5.19%***           7.37%***          9.70%***              n/a          1.64%***
   Ratio of Expenses **                    2.91%              2.91%             2.91%              n/a             2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                         $16.941095         $19.275087        $ 8.815018              n/a        $ 14.453684
   Total Return *                     -20.46%***          -6.04%***        -20.33%***              n/a          2.72%***
   Ratio of Expenses **                    2.55%              2.55%             2.55%              n/a             2.55%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.

(b)  Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                   JNL/             JNL/              JNL/Select        JNL/              JNL/
                                   Select Balanced  Select Global     Large Cap         Select Money      Select Value
                                   Portfolio        Growth Portfolio  Growth Portfolio  Market Portfolio  Portfolio(a)
                                   ---------------  ----------------  ----------------  ----------------  ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                       $28.076791       $26.987965        $29.129267        $13.379856      $21.272921
   Total Return *                        12.53%           12.65%             3.57%             3.48%          19.72%
   Ratio of Expenses **                   1.00%            1.15%             1.00%             1.00%           1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                       $24.951112       $23.956905        $28.126118        $12.930219      $17.768770
   Total Return *                         4.26%            0.75%             3.63%             1.69%           7.08%
   Ratio of Expenses **                   1.00%            1.15%             1.00%             1.00%           1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                       $23.932714       $23.778364        $27.141128        $12.715315      $16.594003
   Total Return *                      7.81%***        10.40%***            10.56%         -0.02%***          13.63%
   Ratio of Expenses **                   1.00%            1.15%             1.00%             1.00%           1.00%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                       $21.521726       $17.266421        $24.548717        $12.568907      $14.603376
   Total Return *                        20.18%           22.25%         12.73%***            -0.69%       15.25%***
   Ratio of Expenses **                   1.15%            1.40%             1.00%             1.15%           1.00%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $17.907821       $14.124415        $18.096612        $12.655683      $10.938551
   Total Return *                     -3.89%***          -28.13%        -26.42%***         -0.09%***        0.19%***
   Ratio of Expenses **                   1.15%            1.40%             1.15%             1.15%           1.15%



                                   JNL/T. Rowe         JNL/T. Rowe       JNL/             JNL/Western        JNL/Western
                                   Price Established   Price Mid-Cap     T. Rowe Price    High Yield         Strategic
                                   Growth Portfolio    Growth Portfolio  Value Portfolio  Bond Portfolio(b)  Bond Portfolio
                                   ------------------  ----------------  ---------------  -----------------  --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                       $31.689645         $41.556156        $ 16.819769      $14.812194         $ 20.388598
   Total Return *                        12.57%              5.74%            18.83%            9.42%              3.65%
   Ratio of Expenses **                   1.00%              1.00%             1.00%            1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                       $28.151511         $39.302036        $ 14.154707      $13.537400         $ 19.671463
   Total Return *                         5.04%             12.96%             5.09%            0.68%              1.60%
   Ratio of Expenses **                   1.00%              1.00%             1.00%            1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                       $26.801645         $34.792013        $ 13.468747      $13.446454         $ 19.361240
   Total Return *                         8.79%             16.86%          9.56%***         3.01%***              5.85%
   Ratio of Expenses **                   1.00%              1.00%             1.00%            1.00%              1.00%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                       $24.635871         $29.772297        $ 11.742703             n/a         $ 18.291417
   Total Return *                     10.21%***          33.73%***            28.38%              n/a           1.54%***
   Ratio of Expenses **                   1.00%              1.00%             1.15%              n/a              1.00%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                        $18.843575         $21.449599        $ 9.146925              n/a         $ 16.087669
   Total Return *                    -20.88%***         -19.76%***        -16.73%***              n/a           6.05%***
   Ratio of Expenses **                   1.15%              1.15%             1.15%              n/a              1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.

(b)  Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       JNL/             JNL/              JNL/Select        JNL/              JNL/
                                       Select Balanced  Select Global     Large Cap         Select Money      Select Value
                                       Portfolio        Growth Portfolio  Growth Portfolio  Market Portfolio  Portfolio(a)
                                       ---------------  ----------------  ----------------  ----------------  ------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)              $ 413,630       $ 109,223         $ 139,074         $ 247,194        $ 165,654
   Units Outstanding (in thousands)          16,395           5,042             5,847            20,137            8,007
   Investment Income Ratio *                  2.69%           0.30%             0.00%             4.18%            3.24%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)              $ 371,851       $ 117,922         $ 165,961         $ 129,697         $ 79,288
   Units Outstanding (in thousands)          16,635           6,149             7,241            10,933            4,555
   Investment Income Ratio *                  3.94%           0.50%             0.00%             2.72%            3.32%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)              $ 347,227       $ 142,752         $ 204,976          $ 95,569         $ 58,415
   Units Outstanding (in thousands)          16,217           7,517             9,239             8,010            3,567
   Investment Income Ratio *                  0.11%           0.00%             0.00%             0.78%            0.48%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)              $ 272,427       $ 162,665         $ 201,383          $ 98,925         $ 23,073
   Units Outstanding (in thousands)          14,061           9,421            10,130             8,213            1,590
   Investment Income Ratio *                  2.30%           0.00%             0.00%             0.47%            0.52%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)              $ 198,403       $ 174,428         $ 168,571         $ 125,159              526
   Units Outstanding (in thousands)          12,448          12,349            11,456            10,296               48
   Investment Income Ratio *                  2.94%           0.69%             0.00%             1.06%            0.00%



                                       JNL/T. Rowe         JNL/T. Rowe       JNL/             JNL/Western        JNL/Western
                                       Price Established   Price Mid-Cap     T. Rowe Price    High Yield         Strategic
                                       Growth Portfolio    Growth Portfolio  Value Portfolio  Bond Portfolio(b)  Bond Portfolio
                                       ------------------  ----------------  ---------------  -----------------  --------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)              $ 366,621          $ 395,854         $ 323,913         $ 284,124        $ 251,053
   Units Outstanding (in thousands)          13,352             11,280            20,028            21,538           13,343
   Investment Income Ratio *                  0.13%              0.80%             1.26%             7.15%            0.09%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)              $ 345,756          $ 380,759         $ 254,751         $ 209,499        $ 187,199
   Units Outstanding (in thousands)          14,267             11,678            18,573            17,807           10,244
   Investment Income Ratio *                  0.21%              0.29%             2.00%             7.01%            5.94%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)              $ 323,719          $ 357,292         $ 240,614         $ 235,740        $ 127,610
   Units Outstanding (in thousands)          14,111             12,521            18,259            20,283            7,004
   Investment Income Ratio *                  0.39%              0.00%             0.73%             0.36%            4.77%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)              $ 295,390          $ 297,243         $ 158,100               n/a        $ 101,676
   Units Outstanding (in thousands)          14,145             12,385            13,554               n/a            5,867
   Investment Income Ratio *                  0.03%              0.00%             0.76%               n/a            5.09%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                214,065          $ 196,824          $ 85,131               n/a         $ 65,310
   Units Outstanding (in thousands)          13,419             11,531             9,300               n/a            4,226
   Investment Income Ratio *                  0.10%              0.00%             0.01%               n/a            6.09%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Inception date September 30, 2002.

(b) Commencement of operations October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                      JNL/Western
                                      U.S. Government
                                      & Quality
                                      Bond Portfolio
                                      --------------

HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2006

   Unit Value                          $ 12.184558
   Total Return *                          -0.54%
   Ratio of Expenses **                     3.75%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                          $ 12.250484
   Total Return *                          -1.40%
   Ratio of Expenses **                     3.75%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                          $ 12.424813
   Total Return *                        1.62%***
   Ratio of Expenses **                     3.75%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                          $ 13.356628
   Total Return *                        0.23%***
   Ratio of Expenses **                     2.91%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                          $ 13.758273
   Total Return *                        6.88%***
   Ratio of Expenses **                     2.75%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                      JNL/Western
                                      U.S. Government
                                      & Quality
                                      Bond Portfolio
                                      --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

    Unit Value                         $ 16.777961
   Total Return *                           2.23%
   Ratio of Expenses **                     1.00%

PERIOD ENDED DECEMBER 31, 2005

    Unit Value                         $ 16.412388
   Total Return *                           1.34%
   Ratio of Expenses **                     1.00%

PERIOD ENDED DECEMBER 31, 2004

    Unit Value                         $ 16.195599
   Total Return *                        3.04%***
   Ratio of Expenses **                     1.00%

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                         $ 15.549216
   Total Return *                           0.02%
   Ratio of Expenses **                     1.15%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                          $ 15.545949
   Total Return *                        8.67%***
   Ratio of Expenses **                     1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                      JNL/Western
                                      U.S. Government
                                      & Quality
                                      Bond Portfolio
                                      --------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)            $ 167,521
   Units Outstanding (in thousands)        10,828
   Investment Income Ratio *                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)            $ 168,504
   Units Outstanding (in thousands)        11,098
   Investment Income Ratio *                3.73%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)            $ 166,536
   Units Outstanding (in thousands)        11,036
   Investment Income Ratio *                4.24%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)            $ 189,567
   Units Outstanding (in thousands)        12,875
   Investment Income Ratio *                2.83%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)            $ 254,324
   Units Outstanding (in thousands)        17,287
   Investment Income Ratio *                4.30%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account I as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP


Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company and Subsidiaries



Consolidated Financial Statements

December 31, 2006

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006


------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                                         1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6




KPMG Letterhead

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.



/s/ KPMG LLP


Chicago, Illinois
March 7, 2007

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)



                                                                                               DECEMBER 31,
Assets                                                                               2006                       2005
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Investments:
Cash and short-term investments                                                      $ 946,386                  $ 729,695
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $38,022,986; 2005, $39,633,811)             38,239,906                 40,249,207
Equities (cost: 2006, $107,750; 2005, $313,498)                                        121,593                    326,478
Trading securities, at fair value                                                      549,300                    138,685
Mortgage loans                                                                       5,290,788                  4,989,516
Policy loans                                                                           815,725                    804,009
Other invested assets                                                                1,168,929                  1,414,720
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total investments                                                                   47,132,627                 48,652,310

Accrued investment income                                                              533,887                    553,120
Deferred acquisition costs                                                           3,065,327                  2,548,473
Deferred sales inducements                                                             297,051                    253,083
Reinsurance recoverable                                                                886,967                    943,738
Value of acquired insurance                                                                  -                     23,578
Income taxes receivable from Parent                                                     53,799                     50,633
Deferred income taxes                                                                   16,160                          -
Other assets                                                                           220,016                     83,180
Separate account assets                                                             22,243,997                 14,720,596
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total assets                                                                      $ 74,449,831               $ 67,828,711
                                                                                 ==============            ===============
                                                                                 ==============            ===============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 2,485,338                $ 2,551,779
Deposits on investment contracts                                                    34,634,715                 35,273,715
Guaranteed investment contracts                                                      1,995,013                  1,983,693
Trust instruments supported by funding agreements                                    5,204,275                  5,609,059
Federal Home Loan Bank advances                                                        601,397                    100,209
Notes payable                                                                          402,262                    486,939
Securities lending payable                                                             235,888                    428,032
Deferred income taxes
Deferred income taxes                                                                        -                     40,583
Other liabilities                                                                    1,402,440                  1,760,763
Separate account liabilities                                                        22,243,997                 14,720,596
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total liabilities                                                                   69,205,325                 62,955,368
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------

Minority interest                                                                      148,495                      7,186
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800                     13,800
Additional paid-in capital                                                           2,904,276                  2,854,533
Accumulated other comprehensive income, net of
tax of $59,665 in 2006 and $141,725 in 2005                                            110,807                    263,203
Retained earnings                                                                    2,067,128                  1,734,621
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total stockholder's equity                                                           5,096,011                  4,866,157
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total liabilities and stockholder's equity                                        $ 74,449,831               $ 67,828,711
                                                                                 ==============            ===============
                                                                                 ==============            ===============

See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                           2006           2005            2004
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
REVENUES
Premiums                                                                   $196,201       $199,061        $162,342
Net investment income                                                     2,904,787      2,879,440       2,689,945
Net realized gains (losses) on investments                                  (57,710)        12,984         138,656
Risk management activity                                                   (105,227)       169,827          90,814
Fee income:
Mortality charges                                                           127,471        127,471         127,471
Surrender charges                                                            59,179         59,179          59,179
Expense charges                                                              29,733         29,733          29,733
Variable annuity and variable life fees                                     128,062        128,062         128,062
Net asset management fees                                                    26,000         26,000          26,000
12b-1 service fees                                                           16,941         16,941          16,941
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Fee income                                                                  711,584        509,376         387,386
Other income                                                                 62,532         38,815          84,451
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Total revenues                                                            3,712,167      3,809,503       3,553,594
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
BENEFITS AND EXPENSES
Death and other policy benefits                                             490,527        428,162         379,175
Interest credited on deposit liabilities                                  1,450,048      1,434,807       1,364,803
Interest expense on trust instruments supported
by funding agreements                                                       269,577        217,917         143,317
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                                            52,817         50,249          42,376
Increase (decrease) in reserves, net of reinsurance                         (37,266)        19,466          19,340
Commissions                                                                 663,176        537,303         483,005
General and administrative expenses                                         387,011        341,793         290,863
Deferral of policy acquisition costs                                       (675,098)      (556,564)       (507,660)
Deferral of sales inducements                                              (101,525)       (92,381)        (86,430)
Amortization of acquisition costs:
Attributable to operations                                                  318,443        364,907         419,048
Attributable to risk management activity                                     (3,302)        64,962           4,674
Attributable to net realized gains (losses) on investments                  (10,501)         2,671          12,208
Amortization of deferred sales inducements:
Attributable to operations                                                  109,043         55,639          38,039
Attributable to risk management activity                                    (35,058)         7,632           9,087
Attributable to net realized gains (losses) on investments                   (2,576)           459           2,902
Amortization of acquired insurance                                           23,578         22,190          20,882
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Total benefits and expenses                                               2,898,894      2,899,212       2,635,629
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Pretax income from continuing operations before
minority interest                                                           813,273        910,291         917,965
Minority interest                                                           (17,236)          (922)        (49,041)
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Pretax income from continuing operations                                    796,037        909,369         868,924
Federal income tax expense                                                  263,416        315,295         304,076
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income from continuing operations before extraordinary gain
and cumulative effect of change in  accounting principle                    532,621        594,074         564,848
Income from discontinued operations, net of tax                                   -              -          56,776
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income before extraordinary gain and cumulative effect
of change in  accounting principle                                          532,621        594,074         621,624
Extraordinary gain, net of tax benefit of $908                                8,944              -               -
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income before cumulative effect of change
in accounting principle                                                     541,565        594,074         621,624
Cumulative effect of change in accounting principle, net of tax                   -              -           8,912
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
NET INCOME                                                                 $541,565       $594,074        $630,536
                                                                       =============   ============   =============
                                                                       =============   ============   =============

Pro forma net income assuming the change in
accounting principle is applied retroactively                                                             $621,624
                                                                                                      =============

See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                         YEARS ENDED DECEMBER 31,
                                                                   2006            2005             2004
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

Common stock, beginning and end of year                             $ 13,800        $ 13,800        $ 13,800
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                                  2,854,533       2,562,214       2,533,535
Capital contributions                                                 49,743         292,319          28,679
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                        2,904,276       2,854,533       2,562,214
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                    263,203         745,430         814,102
Net unrealized investment losses, net of
reclassification adjustment and net of tax                          (152,396)       (482,227)        (68,672)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                          110,807         263,203         745,430
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

RETAINED EARNINGS
Beginning of year                                                  1,734,621       1,551,347       1,040,811
Net income                                                           541,565         594,074         630,536
Dividends paid to stockholder                                       (209,058)       (410,800)       (120,000)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                        2,067,128       1,734,621       1,551,347
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------


TOTAL STOCKHOLDER'S EQUITY                                       $ 5,096,011      $4,866,157     $ 4,872,791
                                                               ==============  ==============   =============
                                                               ==============  ==============   =============



                                                                         YEARS ENDED DECEMBER 31,
                                                                   2006            2005             2004
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

Net income                                                         $ 541,565       $ 594,074       $ 630,536
Net unrealized holding losses arising during
the period, net of tax of $(86,061) in 2006; $(243,143)
in 2005 and $(11,016) in 2004                                       (159,828)       (451,661)        (19,721)
Reclassification adjustment for losses (gains) included in
net income, net of tax of $4,001 in 2006; $(16,459)
in 2005 and $(26,358) in 2004                                          7,432         (30,566)        (48,951)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
COMPREHENSIVE INCOME                                               $ 389,169       $ 111,847       $ 561,864
                                                               ==============  ==============   =============

See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         2006             2005             2004
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
Cash flows from operating activities:
Net income                                                              $ 541,565        $ 594,074        $ 630,536
Less income from discontinued operations                                        -                -          (56,776)
Income (loss) from continuing operations                                  541,565          594,074          573,760

Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Net realized (gains) losses on investments                                 57,710          (12,984)        (138,656)
Unrealized gains on trading portfolio                                     (10,937)            (565)          (8,360)
Risk management activity                                                  105,227         (169,827)         (90,814)
Interest credited on deposit liabilities                                1,450,048        1,434,807        1,364,803
Interest expense on trust instruments supported
by funding agreements                                                     269,577          217,917          143,317
Interest expense on Federal Home Loan Bank advances                        18,147              209                -
Other charges                                                            (282,931)        (245,877)        (216,383)
Amortization of discount and premium on investments                        76,919          (72,853)          34,514
Deferred income tax provision                                              22,558          141,115          216,880
Change in (net of effects of contribution of subsidiary):
Accrued investment income                                                  19,233           (7,630)         (29,741)
Deferred sales inducements and acquisition costs                         (401,934)        (154,653)        (124,385)
Trading portfolio activity, net                                           (25,082)         (13,522)         (15,726)
Value of acquired insurance                                                23,578           22,190           20,882
Income taxes receivable from Parent                                        (3,166)         (22,523)         (19,485)
Other assets and liabilities, net                                          50,624          348,543          370,851
Net cash provided by operating activities of
discontinued operations                                                         -                -           28,671
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               1,911,136        2,058,421        2,110,128
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale               5,384,731        2,889,975        3,536,656
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                                     2,593,502        2,956,801        2,836,775
Mortgage loans                                                            770,151          914,758          804,356
Purchases of:
Fixed maturities and equities available for sale                       (6,300,678)      (6,676,587)      (7,551,922)
Mortgage loans                                                         (1,067,685)      (1,278,434)      (1,111,534)
Other investing activities                                               (543,162)        (419,823)        (256,443)
Proceeds from sale of discontinued operations                                   -                -          260,051
Net cash provided by (used in) investing activities of
discontinued operations                                                         -                -          376,480
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                       836,859       (1,613,310)      (1,105,581)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                               11,232,706        9,355,451        8,300,160
Withdrawals                                                            (8,095,806)      (6,598,525)      (6,180,543)
Net transfers to separate accounts                                     (5,363,753)      (3,564,891)      (2,394,722)
Proceeds from notes                                                             -                -           26,264
Payments on notes                                                        (119,543)          (3,747)         (44,784)
Payment of cash dividends to Parent                                      (209,058)        (410,800)        (120,000)
Capital contribution                                                       24,150           86,670                -
Net cash used in financing activities of
discontinued operations                                                         -                -         (426,055)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH USED IN FINANCING ACTIVITIES                                  (2,531,304)      (1,135,842)        (839,680)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                216,691         (690,731)         164,867

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                        729,695        1,420,426        1,255,559
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    $ 946,386        $ 729,695      $ 1,420,426
                                                                     =============    =============    =============

See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2006


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The consolidated financial statements include the accounts of the following:

o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). Jackson has effective managerial control of the PPMA Funds. Jackson owns a 72.0% interest in SIF I and a 15.1% interest in CBO II;

o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson is the primary beneficiary of Tuscany;

o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary;

o The discontinued operations of Jackson Federal Bank ("Jackson Federal") through October 28, 2004. See note 4 for additional information.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson does not expect adoption to have a material impact on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

     In February 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson does not expect adoption to have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's consolidated financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other-than-temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, Jackson adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $504.9 million and $542.4 million as of December 31, 2006 and 2005, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities, investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans and seed money that supports newly established variable funds. During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. Trading securities are carried at fair value with changes in value included in net investment income. During 2006, 2005 and 2004, $26.3 million, $5.4 million and $8.4 million of investment income was recognized on trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $72.7 million and $47.5 million as of December 31, 2006 and 2005, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $343.7 million and $344.4 million, respectively, at December 31, 2006 and $379.2 million and $387.5 million, respectively, at December 31, 2005.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2006 or 2005.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty in the event of their default in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $43.2 million and $188.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $16.5 million and $30.4 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Jackson Federal Bank filed a separate income tax return during the period it was owned by Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the

     1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.7 billion and $2.2 billion at December 31, 2006 and 2005, respectively.

     Jackson and Jackson National Life Global Funding have established an $8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2006 and 2005 totaled $3.5 billion and $3.4 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     In 2005, Jackson, as an eligible institution, became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of funding agreements issued to FHLBI. At December 31, 2006 and 2005, Jackson held $30.0 million and $30.2 million, respectively, in FHLBI capital stock.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $22,113.5 million and $14,613.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $130.5 million and $107.4 million at December 31, 2006 and 2005, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2006, the Company was awarded $16.0 million from a class action settlement against certain underwriters of WorldCom securities. Also, in 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which Jackson had a controlling interest. These settlements were recorded in other income.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                  OPENING
                                                              BALANCE SHEET
Cash and short-term investments                                    $ 86,670
Fixed maturities                                                  1,612,767
Other invested assets                                                78,129
Accrued investment income                                            21,516
Deferred income taxes                                                 7,868
Other assets                                                         12,609
                                                            ----------------
                                                            ----------------
Total assets acquired                                           $ 1,819,559
                                                            ================

Reserves for future policy benefits and claims payable            $ 881,083
Deposits on investment contracts                                    656,161
Other liabilities                                                    20,820
                                                            ----------------
                                                            ----------------
Total liabilities assumed                                       $ 1,558,064
                                                            ================

Net assets acquired                                               $ 261,495
                                                            ================

Adjusted purchase price                                           $ 253,459
                                                            ================
Extraordinary gain on purchase, net of tax benefit                  $ 8,944
                                                            ================

     The following table summarizes Jackson's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

                                                    UNAUDITED PRO FORMA
                                              --------------------------------
                                              --------------------------------
                                                 YEARS ENDED DECEMBER 31,
                                                  2005               2004
                                              --------------     -------------
                                              --------------     -------------
Revenues                                        $ 4,013,031       $ 3,729,228
Total benefits and expenses                       2,976,945         2,799,273
Pretax income from continuing operations          1,035,164           880,914
Net income                                          675,841           638,330


     The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal
     Corporation for $305.0 million in cash and stock. On October 27, 2004, Jackson made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in income from discontinued operations on the consolidated income statements.



4.   DISCONTINUED OPERATIONS (CONTINUED)

     The following table summarizes certain components of the results of the discontinued operations (in thousands):

                                                     PERIOD ENDED
                                                      OCTOBER 28,
                                                         2004
                                                     --------------
                                                    ---------------
Revenues                                                  $ 79,813
Realized gains                                             $ 1,700
Income from discontinued operations, net of
tax of $11,064                                            $ 20,658
Gain on disposal of discontinued operations,
net of tax of $29,580                                     $ 36,118


     Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million in 2004.

     Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million in 2004.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. Discounts of 10% and 15% are applied to two positions at December 31, 2006, totaling $3.3 million. A discount of 15% for a single issue at December 31, 2005 totaled $1.5 million.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,373.1 million and $5,134.1 million at December 31, 2006 and 2005, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.



5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.
     Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied.
     Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $28.5 billion and $27.7 billion, respectively, at December 31, 2006 and $29.2 billion and $28.3 billion, respectively, at December 31, 2005.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December
     31, 2006 and 2005.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion and $5.6 billion at December 31, 2006 and 2005, respectively.

     FEDERAL HOME LOAN BANK ADVANCES:
     Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $597.4 million and $99.6 million at December 31, 2006 and 2005, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.




5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $461.5 million and $552.0 million at December 31, 2006 and 2005, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $20.9 billion and $13.8 billion at December 31, 2006 and 2005, respectively.

6.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds, and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31,
     2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance
     Commissioners ("NAIC"), or if not rated by such organizations, the
     Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $503.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC
     Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                         PERCENT OF TOTAL
                                                       FIXED MATURITIES
      INVESTMENT RATING                                DECEMBER 31, 2006
                                                     ----------------------
                                                     ----------------------
      AAA                                                          20.5%
      AA                                                            8.4
      A                                                            26.9
      BBB                                                          38.4
                                                     ----------------------
                                                     ----------------------
          Investment grade                                         94.2
                                                     ----------------------
                                                     ----------------------
      BB                                                            5.0
      B and below                                                   0.8
                                                     ----------------------
                                                     ----------------------
          Below investment grade                                    5.8
                                                     ----------------------
                                                     ----------------------
          Total fixed maturities                                  100.0%
                                                     ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.1 million, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively, and for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively.



6.   INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                              COST OR           GROSS           GROSS
                                             AMORTIZED       UNREALIZED      UNREALIZED          FAIR
December 31, 2006                              COST             GAINS          LOSSES            VALUE
                                           --------------    ------------    ------------    --------------
                                           --------------    ------------    ------------    --------------
Fixed Maturities
U.S. Treasury securities                        $ 11,693             $ -           $ 281          $ 11,412
Foreign governments                                1,341             314               -             1,655
Public utilities                               2,753,801          62,651          26,298         2,790,154
Corporate securities                          25,220,870         530,472         351,648        25,399,694
Asset-backed securities                       10,035,281         122,647         120,937        10,036,991
                                           --------------    ------------    ------------    --------------
                                           --------------    ------------    ------------    --------------
Total fixed maturities                      $ 38,022,986       $ 716,084       $ 499,164      $ 38,239,906
                                           ==============    ============    ============    ==============
                                           ==============    ============    ============    ==============

Equities                                       $ 107,750        $ 13,843             $ -         $ 121,593
                                           ==============    ============    ============    ==============


                                               COST OR           GROSS           GROSS
                                             AMORTIZED        UNREALIZED      UNREALIZED          FAIR
December 31, 2005                              COST             GAINS           LOSSES           VALUE
                                           --------------    -------------   -------------   ---------------
                                           --------------    -------------   -------------   ---------------
Fixed Maturities
U.S. Treasury securities                        $ 39,561             $ 22           $ 756          $ 38,827
Foreign governments                               32,331              281             770            31,842
Public utilities                               2,937,225          103,964          16,353         3,024,836
Corporate securities                          27,984,571          867,709         308,982        28,543,298
Asset-backed securities                        8,640,123           95,291         125,010         8,610,404
                                           --------------    -------------   -------------   ---------------
                                           --------------    -------------   -------------   ---------------
Total fixed maturities                      $ 39,633,811      $ 1,067,267       $ 451,871      $ 40,249,207
                                           ==============    =============   =============   ===============
                                           ==============    =============   =============   ===============

Equities                                       $ 313,498         $ 14,736         $ 1,756         $ 326,478
                                           ==============    =============   =============   ===============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $5.7 billion and $5.9 billion, respectively, had estimated fair values of $5.7 billion and $6.0 billion, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                      AMORTIZED
                                                         COST           FAIR VALUE
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Due in 1 year or less                                  $ 1,189,966       $ 1,192,368
Due after 1 year through 5 years                         8,538,615         8,726,446
Due after 5 years through 10 years                      13,791,038        13,766,996
Due after 10 years through 20 years                      2,954,442         2,979,718
Due after 20 years                                       1,513,644         1,537,387
Asset-backed securities                                 10,035,281        10,036,991
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Total                                                 $ 38,022,986      $ 38,239,906
                                                    ===============   ===============

     U.S. Treasury securities with a carrying value of $10.7 million and $13.5 million at December 31, 2006 and 2005, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.


6.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

                                             LESS THAN 12 MONTHS          12 MONTHS OR LONGER                TOTAL
                                        ------------------------------ --------------------------- ----------------------------
                                        ------------------------------ --------------------------- ----------------------------
                                            GROSS                         GROSS                       GROSS
                                         UNREALIZED                    UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                          LOSSES        FAIR VALUE      LOSSES      FAIR VALUE       LOSSES      FAIR VALUE
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
U.S. Treasury securities                         $ 27         $ 3,063        $ 254        $ 7,280         $ 281       $ 10,343
Foreign governments                                 -               -            -              -             -              -
Public utilities                                2,182         513,145       24,116        964,937        26,298      1,478,082
Corporate securities                           48,919       3,869,151      302,729     10,212,760       351,648     14,081,911
Asset-backed securities                         8,642       2,129,328      112,295      3,740,046       120,937      5,869,374
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
Subtotal - fixed maturities                    59,770       6,514,687      439,394     14,925,023       499,164     21,439,710
Equities                                            -               -            -              -             -              -
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
Total temporarily impaired
securities                                   $ 59,770     $ 6,514,687     $439,394   $ 14,925,023      $499,164   $ 21,439,710
                                        ============== =============== ============ ============== ============= ==============


                                         LESS THAN 12 MONTHS         12 MONTHS OR LONGER                  TOTAL
                                     ---------------------------- --------------------------- -----------------------------
                                     ---------------------------- --------------------------- -----------------------------
                                        GROSS                        GROSS                       GROSS
                                      UNREALIZED                   UNREALIZED                  UNREALIZED
DECEMBER 31, 2005                       LOSSES      FAIR VALUE       LOSSES      FAIR VALUE      LOSSES       FAIR VALUE
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
U.S. Treasury securities                    $ 756       $ 35,717           $ -           $ -         $ 756        $ 35,717
Foreign governments                           671         28,285            99         2,039           770          30,324
Public utilities                           15,125      1,055,007         1,228        42,302        16,353       1,097,309
Corporate securities                      250,414     12,914,442        58,568       927,820       308,982      13,842,262
Asset-backed securities                    44,837      3,303,743        80,173     2,190,168       125,010       5,493,911
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
Subtotal - fixed maturities               311,803     17,337,194       140,068     3,162,329       451,871      20,499,523
Equities                                    1,756         24,198             -             -         1,756          24,198
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
Total temporarily impaired
securities                              $ 313,559   $ 17,361,392     $ 140,068   $ 3,162,329     $ 453,627    $ 20,523,721
                                     ============= ============== ============= ============= ============= ===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily




6.    INVESTMENTS (CONTINUED)

     impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.
     To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in the consolidated income statements. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 84.3% were investment grade, 4.9% were below investment grade and 10.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 20.9% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included energy (12.6% of fixed maturities gross unrealized losses) and financial services (11.7%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.



6.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                        $ 1,672
One to five years                                          56,851
Five to ten years                                         221,130
More than ten years                                        98,574
Asset-backed securities                                   120,937
                                                  ---------------
                                                  ---------------
Total gross unrealized losses                           $ 499,164
                                                  ===============

     MORTGAGE LOANS
     Commercial mortgage loans are net of allowance for loan losses of $13.1 million and $17.6 million at December 31, 2006 and 2005, respectively. At
     December 31, 2006, mortgage loans were collateralized by properties located in 38 states and Canada.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed
     $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special
     Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $636.6 million and $795.9 million at December 31, 2006 and 2005, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $479.9 million and $710.3 million at December 31, 2006 and 2005, respectively. Real estate totaling $109.0 million and $142.4 million at December 31, 2006 and 2005, respectively, includes foreclosed properties with a book value of $10.5 million and $19.6 million at December 31, 2006 and 2005, respectively. Limited partnership income recognized by the Company was $133.0 million, $162.5 million and $105.2 million in 2006, 2005 and 2004, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.
     With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.



6.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

                                          DECEMBER 31, 2006
                                        OTHER INVESTED ASSETS          OTHER LIABILITIES
                                     ---------------------------- -----------------------------
                                     ---------------------------- -----------------------------
                                     CONTRACTUAL/                  CONTRACTUAL/                      NET
                                       NOTIONAL         FAIR         NOTIONAL         FAIR           FAIR
                                        AMOUNT          VALUE         AMOUNT          VALUE         VALUE
                                     --------------  ------------ ---------------  ------------  -------------
                                     --------------  ------------ ---------------  ------------  -------------
Cross-currency swaps                   $ 1,051,577      $215,382        $ 50,000      $ (1,789)      $213,593
Credit default swaps                             -             -          36,000           (59)           (59)
Equity index call
options                                  1,140,750       108,472          22,718        (5,446)       103,026
Equity index put
options                                  5,300,000        32,837               -             -         32,837
Put-swaptions                           26,500,000         9,559      23,000,000          (459)         9,100
Futures                                          -             -         535,650        (1,238)        (1,238)
Total return swaps                         450,000        24,632         127,000       (13,470)        11,162
Interest rate swaps                      4,710,105       104,899       3,890,000      (156,495)       (51,596)
                                     --------------  ------------ ---------------  ------------  -------------
                                     --------------  ------------ ---------------  ------------  -------------
Total                                 $ 39,152,432      $495,781    $ 27,661,368    $ (178,956)      $316,825
                                     ==============  ============ ===============  ============  =============

                                          DECEMBER 31, 2005
                                        OTHER INVESTED ASSETS           OTHER LIABILITIES
                                     ----------------------------  -----------------------------
                                     ----------------------------  -----------------------------
                                     CONTRACTUAL/                  CONTRACTUAL/                        NET
                                       NOTIONAL          FAIR        NOTIONAL          FAIR           FAIR
                                        AMOUNT          VALUE         AMOUNT          VALUE           VALUE
                                     --------------   -----------  --------------  ------------- ----------------
                                     --------------   -----------  --------------  ------------- ----------------
Cross-currency swaps                     $ 947,735     $ 189,383       $ 672,653      $ (45,278)       $ 144,105
Equity index call
options                                  1,365,850       108,085          22,718         (3,566)         104,519
Equity index put
options                                  2,450,000        45,758               -              -           45,758
Put-swaptions                           16,000,000        11,634      25,000,000         (1,746)           9,888
Futures                                    313,700         6,825               -              -            6,825
Total return swaps                       1,050,000        66,248         206,272        (32,297)          33,951
Interest rate swaps                      4,063,566       107,330       6,092,000       (224,103)        (116,773)
                                     --------------   -----------  --------------  ------------- ----------------
                                     --------------   -----------  --------------  ------------- ----------------
Total                                 $ 26,190,851     $ 535,263    $ 31,993,643     $ (306,990)       $ 228,273
                                     ==============   ===========  ==============  ============= ================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $306.5 million and $436.8 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $235.9 million and $428.0 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $89.2 million and $29.4 million at December 31, 2006 and 2005, respectively. Securities lending transactions are used to generate income.
     Income and expenses associated with these transactions are reported as net investment income.


7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                                              YEARS ENDED DECEMBER 31,
                                                       2006            2005           2004
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Fixed maturities                                     $ 2,363,953    $ 2,340,984    $ 2,270,233
Other investment income                                  619,864        626,967        492,210
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Total investment income                                2,983,817      2,967,951      2,762,443
Less investment expenses                                 (79,030)       (88,511)       (72,498)
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Net investment income                                $ 2,904,787    $ 2,879,440    $ 2,689,945
                                                   ==============  =============  =============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

                                                          YEARS ENDED DECEMBER 31,
                                                 2006            2005           2004
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Interest rate swaps                              $ 106,907      $ 160,250        $ 16,618
Forwards                                                 -          6,891           4,024
Put-swaptions                                      (10,572)        (3,093)          8,390
Futures                                            (40,993)         4,086             708
Equity index call options                           33,460          4,548          48,870
Equity index put options                           (64,046)       (19,757)              -
Total return swaps                                  10,486              -          21,701
Fixed index annuity embedded derivatives          (154,696)       (20,247)        (30,024)
Credit default swaps                                 1,447              -               -
Variable annuity embedded derivatives               12,780         37,149          20,527
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Risk management activity                        $ (105,227)     $ 169,827        $ 90,814
                                             ==============  =============  ==============

     Net realized gains (losses) on investments were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                                 2006            2005           2004
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Sales of fixed maturities
Gross gains                                   $       96,911  $      85,648  $    263,685
Gross losses                                      (113,800)       (53,395)        (67,352)
Sales of equities
Gross gains                                          7,796         25,243          33,037
Gross losses                                        (1,562)           (93)           (685)
Sales of real estate
Gross gains                                              -             19               -
Transfers to trading securities                          -              -          (9,300)
Impairment losses                                  (47,055)       (44,438)        (80,729)
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Total                                            $ (57,710)      $ 12,984       $ 138,656
                                             ==============  =============  ==============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(66.7) million, $12.0 million and $92.8 million in 2006, 2005 and 2004, respectively.



8.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November
     25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance was as follows (in thousands):

                                                          2006            2005         2004
                                                      --------------  -------------  ----------
                                                      --------------  -------------  ----------
Value of acquired insurance:
Balance, beginning of year                             $       23,578  $      45,768  $ 66,650
Interest, at rates varying from 6.5% to 9.5%                  1,108          3,258       5,277
Amortization                                                (24,686)       (25,448)    (26,159)
                                                      --------------  -------------  ----------
                                                      --------------  -------------  ----------
Balance, end of year                                            $ -       $ 23,578    $ 45,768
                                                      ==============  =============  ==========

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit
     ("GMWB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.


9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     At December 31, 2006 and 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                      Average
DECEMBER 31, 2006                                                                                                     Period
                                                                                                   Weighted            until
                                                        Minimum     Account       Net Amount        Average          Expected
                                                        Return       Value         at Risk       Attained Age      Annuitization
                                                       ----------  -----------  --------------- ----------------  ----------------
                                                       ----------  -----------  --------------- ----------------  ----------------
Return of net deposits plus a minimum return
           GMDB                                         0% - 5%     $ 17,036        $ 1,218       63.3 years
           GMIB                                         0% - 6%      $ 2,522         $ 21                           7.4 years
           GMWB - Premium only                                       $ 4,928          $ -
           GMWB - For life                              0% - 5%       $ 997           $ -
Highest specified anniversary account value minus
     withdrawals post-anniversary
           GMDB                                                       $ 3,266         $ 45         61.6 years
           GMWB - Highest anniversary only                            $ 1,854          $ 1
           GMWB - For life                                             $ 543           $ -
Combination net deposits plus minimum return, highest
specified anniversary account value minus withdrawals
post-anniversary
           GMDB                                         0% - 5%      $ 1,786          $ 5         63.8 years
           GMWB - For life                              0% - 5%       $ 962           $ -


                                                                                                                         Average
DECEMBER 31, 2005                                                                                                        Period
                                                                                                      Weighted            until
                                                           Minimum     Account       Net Amount        Average          Expected
                                                           Return       Value         at Risk       Attained Age      Annuitization
                                                          ----------  -----------  --------------- ----------------  ---------------
                                                          ----------  -----------  --------------- ----------------  ---------------
Return of net deposits plus a minimum return
           GMDB                                            0% - 5%     $ 11,471        $ 1,411       63.4 years
           GMIB                                            0% - 6%      $ 2,000         $ 21                               8.1 years
           GMWB                                                         $ 4,380          $ 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                                $ 1,886         $ 47         61.2 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB                   0% - 5%      $ 1,243          $ 5         63.7 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                           DECEMBER 31,
                                 -------------------------------
                                 -------------------------------
Fund type:                         2006                 2005
                                 ----------           ----------
                                 ----------           ----------
Equity                            $ 18,937             $ 12,388
Bond                                 1,508                1,156
Balanced                             1,373                  903
Money market                           269                  160
                                 ----------           ----------
                                 ----------           ----------
Total                             $ 22,087             $ 14,607
                                 ==========           ==========



9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                               2006          2005           2004
                                                           -------------  ------------   ------------
Balance at January 1                                             $ 37.0        $ 42.0         $ 50.1
Incurred guaranteed benefits                                       43.6          21.2           19.1
Paid guaranteed benefits                                          (24.0)        (26.2)         (27.2)
                                                           -------------  ------------   ------------
Balance at December 31                                           $ 56.6        $ 37.0         $ 42.0
                                                           =============  ============   ============
Balance at December 31, net of reinsurance                        $ 1.9         $ 0.8          $ 0.9
                                                           =============  ============   ============






     The GMDB liability is determined at each period end by estimating the expected value of death MITTED] benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006 and 2005:
1)            Use of a series of deterministic investment performance scenarios.
2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)            Mortality equal to 80% of the Annuity 2000 table.
4) Lapse rates varying by contract type and duration and ranging from 2% to 50%, with an average of 7% during the surrender charge period and 13% thereafter at December 31, 2006 and from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter at December 31, 2005.
5)            Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios.
     These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31 2006 and 2005 totaled $56.0 million and $26.5 million, respectively, and is included in other assets.

     Since October 2004, Jackson has issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2006 and 2005, these
     SOP 03-1 reserves are immaterial.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.
     The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2006 and 2005, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2006 and 2005.



9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                  DECEMBER 31, 2006                         DECEMBER 31, 2005
                               ---------------------------------------  -----------------------------------------
                               ----------------------------------------------------------------------------------
Benefit Type                    Liability    Net Amount   Weighted AverageLiability Age Net Amount   Weighted Average
                               (in millions)  at Risk                   (in millions)    at Risk        Attained
                                           (in millions)*                             (in millions)*      Age
---------------------------    ----------------------------------------------------------------------------------
---------------------------    ---------------------------------------  -----------------------------------------
UL insurance benefit              $ 57       $ 4,992      54.5 years        $ 58        $ 4,620      54.6 years
Two-tier annuitization            $ 7          $ 37       60.7 years        $ 7           $ 39       59.4 years
ISWL account balance
adjustment                        $ 40            n/a          n/a          $ 34             n/a          n/a

     * Net amount at risk  ("NAR")  for the UL benefits is for the total of
     the  plans  containing  any  policies  having  projected   non-zero  excess
     benefits,  and thus may  include  NAR for some  policies  with zero  excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2006 and 2005:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3)   Discount  rates equal to the credited  interest  rates,  approximately
          4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2006 and 2005:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-4% projected at December 31, 2006 and 3% - 5% projected at December
          31, 2005.



10.  NOTES PAYABLE

     The aggregate carrying value and fair value of notes payable at December
     31, 2006 and 2005 were as follows (in thousands):

                                                     DECEMBER 31,
                                      2006                      2005
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
                                    CARRYING                  CARRYING
                                     VALUE     FAIR VALUE       VALUE    FAIR VALUE
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
Surplus notes                         $249,265    $308,550      $249,251    $314,350
Tuscany notes                          114,381     114,381       224,712     224,712
Mortgage loans                          34,866      34,866         4,226       4,226
VIE equity classes                       3,750       3,750         8,750       8,750
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
Total                                 $402,262    $461,547      $486,939    $552,038
                                  =========================  ========================

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2006, 2005 and 2004.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which Jackson is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bear interest at LIBOR plus .47%
     (collectively, "Tuscany Notes"). At December 31, 2006 and 2005, the weighted average rate on the Tuscany Notes was 5.93% and 4.48%, respectively. Interest paid totaled $11.0 million, $6.8 million and $3.7 million in 2006, 2005 and 2004, respectively.

     MORTGAGE LOANS
     Certain consolidated real estate VIEs, including certain entities that were newly consolidated in 2006, have outstanding mortgage loans at a weighted average interest rate of 6.53% and 8.55% at December 31, 2006 and 2005, respectively, with maturities through 2016. Interest paid totaled $2.8 million, $273 thousand and $160 thousand in 2006, 2005 and 2004, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013.
     Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 7.12% and 8.31% at December 31, 2006 and 2005, respectively. Interest paid on the notes in 2006, 2005 and 2004 totaled
     $20.0 million, $664 thousand and $456 thousand, respectively.





11.  REVERSE REPURCHASE AGREEMENTS

     During 2006 and 2005, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $33.9 million and $17.4 million during 2006 and 2005, respectively, at weighted average interest rates of 4.53% and 2.25%, respectively. There was no outstanding balance as of December 31, 2006. The outstanding balance totaled $300.0 million at December 31, 2005 and was included in other liabilities. Interest paid totaled $1.5 million, $0.4 million and $0.2 million in 2006, 2005 and 2004, respectively. The highest level of short-term borrowings at any month end was $230.0 million in 2006 and $300.0 million in 2005.

12.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential
     Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                                  2006          2005         2004
                                               ------------  -----------  ------------
                                               ------------  -----------  ------------
Direct premiums:
Life                                             $ 361,016    $ 347,831     $ 314,168
Accident and health                                 22,297       14,855             -
Plus reinsurance assumed:
Life                                                 3,984       12,629             6
Accident and health                                  2,113        1,232             -
Less reinsurance ceded:
Life                                              (134,251)    (134,258)     (126,778)
Accident and health                                (24,410)     (16,087)            -
Guaranteed annuity benefits                        (34,548)     (27,141)      (25,054)
                                               ------------  -----------  ------------
                                               ------------  -----------  ------------
Total net premiums                               $ 196,201    $ 199,061     $ 162,342
                                               ============  ===========  ============

     Premiums ceded for guaranteed annuity benefits included $24.5 million, $19.4 million and $20.2 million premiums ceded to PARC during 2006, 2005 and 2004, respectively.



12.  REINSURANCE (CONTINUED)

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                      DECEMBER 31,
                                                  2006            2005
                                               ------------    ------------
                                               ------------    ------------
Reserves:
Life                                              $735,904       $ 681,765
Accident and health                                 32,560          39,047
Guaranteed annuity benefits                         70,675         171,310
Claims liability                                    37,997          41,254
Other                                                9,831          10,362
                                               ------------    ------------
                                               ------------    ------------
Total                                             $886,967       $ 943,738
                                               ============    ============

     Reserves reinsured through Brooke Life were $56.8 million and $59.4 million at December 31, 2006 and 2005, respectively. Reserves reinsured through PARC were $54.7 million and $36.3 million at December 31, 2006 and 2005, respectively.

13.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                        YEARS ENDED DECEMBER 31,
                                               2006            2005          2004
                                            ------------   -------------  ------------
                                            ------------   -------------  ------------
Current tax expense                            $240,858        $174,180      $ 87,196
Deferred tax expense                             22,558         141,115       216,880
                                            ------------   -------------  ------------
                                            ------------   -------------  ------------

Federal income tax expense                     $263,416        $315,295      $304,076
                                            ============   =============  ============

     Federal income tax expense reported for discontinued operations totaled $40.6 million in 2004.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                           YEARS ENDED DECEMBER 31,
                                                      2006          2005          2004
                                                  -------------  ------------  ------------
                                                  -------------  ------------  ------------
Income taxes at statutory rate                        $278,612      $318,279      $304,123
Dividends received deduction                           (15,156)       (3,437)            -
Other                                                      (40)          452           (47)
                                                  -------------  ------------  ------------
                                                  -------------  ------------  ------------
Provision for federal income taxes                    $263,416      $315,294      $304,076
                                                  =============  ============  ============
                                                  =============  ============  ============

Effective tax rate                                       33.1%         34.7%         35.0%
                                                  =============  ============  ============

     Federal income taxes paid were $214.0 million, $165.1 million and $105.5 million in 2006, 2005 and 2004, respectively.





13.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2006           2005
                                                                             -------------  -------------
                                                                             -------------  -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                       $ 860,143      $ 745,761
Investments                                                                       138,758        163,076
Deferred compensation                                                              56,866         47,550
Other, net                                                                         48,543         48,715
                                                                             -------------  -------------
                                                                             -------------  -------------
Total gross deferred tax asset                                                  1,104,310      1,005,102
                                                                             -------------  -------------
                                                                             -------------  -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                 (976,968)      (786,538)
Value of the insurance in-force                                                         -         (8,252)
Other assets                                                                       (3,354)       (24,469)
Net unrealized gains on available for sale securities                             (80,579)      (218,250)
Other, net                                                                        (27,249)        (8,176)
                                                                             -------------  -------------
                                                                             -------------  -------------
Total gross deferred tax liability                                             (1,088,150)    (1,045,685)
                                                                             -------------  -------------
                                                                             -------------  -------------

Net deferred tax asset (liability)                                            $     16,160   $    (40,583)
                                                                             =============  =============

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

14.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.
     Jackson has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The
     Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2006 and 2005, Jackson had recorded accruals totaling $11.0 million and $7.1 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2006 and 2005, the Company's reserve for future state guaranty fund assessments was $18.0 million and $19.3 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.



14.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company had unfunded commitments related to its investments in limited partnerships totaling $339.7 million and $389.1 million at December 31, 2006 and 2005, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2006, Jackson recorded a liability of $2.0 million for future lease payments. Lease expense was $23.0 million, $28.5 million and $27.9 million in 2006, 2005 and 2004, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

2007                                                               $ 7,124
2008                                                                 6,980
2009                                                                 4,172
2010                                                                 3,408
2011                                                                 3,400
Thereafter                                                          28,167
                                                                 ------------
                                                                 ------------
Total                                                             $ 53,251
                                                                 ============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $1.5 million. Lease income for the subleased property totaled $0.7 million per year in 2006, 2005 and 2004.

15.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2007, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $412.3 million.

     The Company received capital contributions from its parent of $49.7 million, $292.3 million and $28.7 million in 2006, 2005 and 2004, respectively. Contributions received in 2006 included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $29.1 million, $31.6 million and $28.7 million in 2006, 2005 and 2004, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Dividend payments were $209.1 million, $410.8 million and $120.0 million in 2006, 2005 and 2004, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $3.7 billion and $3.4 billion at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $412.3 million, $565.1 million and $624.5 million in 2006, 2005 and 2004, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with statutory guidelines.




16.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc.
     (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $35.6 million and $33.2 million to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     In 2006, Jackson issued $125.6 million in loans to an affiliate, Brooke
     Holdings, LLC. The loans were unsecured and were repaid in full during the year. Interest on these loans (ranging from 4.60% per annum to 5.50% per annum) totaled $4.3 million during 2006. In December 2006, Jackson issued an additional $16.0 million loan to Brooke Holdings, LLC. This loan is also unsecured and matures December 31, 2007. Interest on this loan, at a rate of 5.00% per annum, totaled $38 thousand in 2006.

     Also in 2006, Jackson issued a $5.0 million loan to an affiliate, Brooke
     GP. The loan was unsecured and repaid in September 2006. Interest on this loan, at a rate of 5.44% per annum, totaled $39 thousand in 2006.

     In 2004, Jackson issued $13.0 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand in 2005 and 2004, respectively.

     Included in notes payable is debt in the amount of $1.5 million and $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at December 31, 2006 and 2005, respectively. Interest accrued on this debt, including contingent interest, of $5.0 million and $15.2 million is included in other liabilities at December 31, 2006 and 2005, respectively.
     Outstanding principal amounts accrued interest at a weighted average interest rate of 7.12% and 8.31% at December 31, 2006 and 2005, respectively. Interest paid to PPMH and PPMA totaled $8.0 million and $266 thousand in 2006 and 2005, respectively.

     Jackson has entered into shared services administrative agreements with affiliates PPMA and National Planning Holdings, Inc. ("NPH"). Under the shared services administrative agreements, Jackson allocated $5.2 million, $5.0 million and $6.3 million of certain management and corporate services expenses to affiliates in 2006, 2005 and 2004, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2006 or 2005. The highest outstanding loan balance during 2006 and 2005 was $11.5 million and $20.0 million, respectively. Interest and commitment fees totaled $175 thousand, $306 thousand and $124 thousand during 2006, 2005 and 2004, respectively.

     In 2003, Jackson provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan was unsecured and was scheduled to mature on November 14, 2008, accruing interest at LIBOR plus 2% per annum with a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005. The highest outstanding loan balance during 2005 was $14.2 million. Interest and commitment fees totaled $10 thousand, $52 thousand and $24 thousand in 2006, 2005 and 2004, respectively. No borrowings were made against this credit facility during 2006 and the facility was terminated in July 2006.




17.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The
     Company's expense related to this plan was $8.9 million, $7.2 million and $7.8 million in 2006, 2005 and 2004, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2006 and 2005, the liability for such plans totaled $162.4 million and $135.9 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $21.5 million, $18.6 million and $20.7 million in 2006, 2005 and 2004, respectively.


PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

        (a)       Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                       Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2006
                             Statements of Operations for the period ended
                               December 31, 2006
                             Statement of Changes in Net Assets for the periods
                               Ended December 31, 2006 and 2005
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2006 and 2005
                             Consolidated Income Statements for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2006, 2005, and 2004
                             Notes to Consolidated Financial Statements

Item 24.(b)   Exhibits

Exhibit
No.      Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.       Not Applicable

3.a. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective L Series Fixed and Variable Contract, incorporated by reference to the Registrant's Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l. Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o. Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q. Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

w. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

y. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-333-136472 and 811-08664).

hh. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

e. Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 33-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's
         Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.      Not Applicable

12.      Not Applicable

Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

James Golembiewski                                     Vice President & Chief Compliance Officer - Separate
1 Corporate Way                                        Accounts
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Timo P. Kokko                                          Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance             Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


Item 27.      Number of Contract Owners as of March 30, 2007

                  Qualified - 12,868
                  Non-Qualified - 18,411

Item 28.      Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

                  (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

                  (b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

                   (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item 30.      Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  7601 Technology Way
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31.      Management Services

                  Not Applicable

Item 32.      Undertakings and Representations

                  a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

                  b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                  d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 25th day of April, 2007.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

Jackson National Life Insurance Company
(Depositor)

By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                     April 25, 2007
-------------------                                  -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                     April 25, 2007
-------------------                                  -----------------
Michael A. Wells, Director


THOMAS J. MEYER*                                     April 25, 2007
-------------------                                  --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                     April 25, 2007
-------------------                                  -----------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                     April 25, 2007
-------------------                                  -----------------
James R. Sopha, Executive Vice President
and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact


                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director



                                  EXHIBIT LIST

Exhibit
No.      Description

5.e. Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto as EX-5.e.

9.       Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.